Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.1%
Adient plc *	47,063	1,665,560
American Axle & Manufacturing Holdings, Inc. *	57,022	462,448
Aptiv plc *	136,544	14,506,435
Autoliv, Inc.	39,931	3,197,674
BorgWarner, Inc.	121,865	4,913,597
Canoo, Inc. *(a)	73,412	245,930
Dana, Inc.	75,446	1,249,386
Dorman Products, Inc. *	14,300	1,445,015
Faraday Future Intelligent Electric, Inc. *(a)	91,884	303,217
Fisker, Inc. *(a)	69,816	724,690
Ford Motor Co.	1,995,254	27,295,075
Fox Factory Holding Corp. *	21,104	1,730,950
General Motors Co. *	737,180	28,514,122
Gentex Corp.	120,759	3,753,190
Gentherm, Inc. *	17,013	1,172,876
Harley-Davidson, Inc.	77,904	2,740,663
Holley, Inc. *	17,893	187,698
LCI Industries	12,530	1,497,586
Lear Corp.	30,139	4,248,393
Lordstown Motors Corp., Class A *(a)	70,389	145,705
Lucid Group, Inc. *(a)	283,568	5,722,402
Luminar Technologies, Inc. *(a)	115,517	1,194,446
Modine Manufacturing Co. *	27,520	325,286
QuantumScape Corp. *(a)	130,800	1,672,932
Rivian Automotive, Inc., Class A *	81,510	2,559,414
Solid Power, Inc. *(a)	57,251	516,976
Standard Motor Products, Inc.	9,387	375,011
Stoneridge, Inc. *	13,389	276,884
Tenneco, Inc., Class A *	39,547	684,559
Tesla, Inc. *	424,081	321,563,659
The Goodyear Tire & Rubber Co. *	140,367	1,813,542
Thor Industries, Inc.	27,949	2,123,285
Visteon Corp. *	14,086	1,580,590
Winnebago Industries, Inc.	16,446	813,255
Workhorse Group, Inc. *(a)	70,609	218,182
XL Fleet Corp. *	42,541	51,475
XPEL, Inc. *	8,050	415,541
		441,907,649

Banks 4.3%
1st Source Corp.	8,918	419,324
Allegiance Bancshares, Inc.	10,028	403,627
Ameris Bancorp	33,967	1,548,556
Arrow Financial Corp.	7,198	238,470
Associated Banc-Corp.	74,831	1,549,002
Atlantic Union Bankshares Corp.	39,249	1,383,920
Axos Financial, Inc. *	27,846	1,076,248
Banc of California, Inc.	26,923	517,999
SECURITY	NUMBER OF SHARES	VALUE ($)
BancFirst Corp.	9,433	855,856
Bank of America Corp.	3,601,542	133,977,362
Bank of Hawaii Corp.	19,973	1,587,454
Bank of Marin Bancorp	7,905	260,074
Bank OZK	61,499	2,550,364
BankUnited, Inc.	43,366	1,806,628
Banner Corp.	17,629	1,024,421
Berkshire Hills Bancorp, Inc.	24,491	639,460
BOK Financial Corp.	15,161	1,306,423
Brookline Bancorp, Inc.	38,840	550,363
Byline Bancorp, Inc.	11,883	296,837
Cadence Bank	95,745	2,559,264
Camden National Corp.	7,417	328,276
Capitol Federal Financial, Inc.	65,669	666,540
Cathay General Bancorp	39,220	1,612,334
CBTX, Inc.	9,747	277,010
Central Pacific Financial Corp.	12,797	308,920
Citigroup, Inc.	1,005,504	53,703,969
Citizens Financial Group, Inc.	250,404	10,361,718
City Holding Co.	7,346	603,033
Columbia Banking System, Inc.	40,006	1,206,181
Columbia Financial, Inc. *	18,055	375,363
Comerica, Inc.	65,811	5,476,133
Commerce Bancshares, Inc.	56,629	3,917,594
Community Bank System, Inc.	27,195	1,794,870
Community Trust Bancorp, Inc.	6,861	288,505
ConnectOne Bancorp, Inc.	16,683	459,783
CrossFirst Bankshares, Inc. *	23,661	317,767
Cullen/Frost Bankers, Inc.	28,811	3,600,799
Customers Bancorp, Inc. *	14,719	607,895
CVB Financial Corp.	67,661	1,676,640
Dime Community Bancshares, Inc.	17,810	559,946
Eagle Bancorp, Inc.	16,421	813,825
East West Bancorp, Inc.	72,001	5,294,954
Eastern Bankshares, Inc.	85,689	1,668,365
Enterprise Financial Services Corp.	19,023	880,955
Essent Group Ltd.	56,025	2,397,310
F.N.B. Corp.	170,570	2,072,425
FB Financial Corp.	17,551	737,493
Federal Agricultural Mortgage Corp., Class C	4,477	470,130
Fifth Third Bancorp	346,407	13,658,828
Financial Institutions, Inc.	7,751	218,191
First BanCorp	100,410	1,499,121
First Bancorp/Southern Pines NC	17,348	650,030
First Busey Corp.	25,895	607,238
First Citizens BancShares, Inc., Class A	6,812	4,771,125
First Commonwealth Financial Corp.	46,914	657,265
First Community Bankshares, Inc.	9,127	262,858
First Financial Bancorp	48,596	1,019,544
First Financial Bankshares, Inc.	65,228	2,690,003
First Financial Corp.	6,126	275,547
First Foundation, Inc.	23,559	531,255
First Hawaiian, Inc.	64,292	1,646,518
First Horizon Corp.	270,388	6,172,958

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	41,687	1,587,024
First Merchants Corp.	27,521	1,132,764
First Mid Bancshares, Inc.	8,278	311,667
First Republic Bank	90,765	14,071,298
Flagstar Bancorp, Inc.	27,053	1,042,352
Flushing Financial Corp.	14,088	325,433
Fulton Financial Corp.	83,515	1,323,713
German American Bancorp, Inc.	13,559	515,649
Glacier Bancorp, Inc.	54,739	2,649,915
Great Southern Bancorp, Inc.	5,110	303,278
Hancock Whitney Corp.	44,105	2,198,193
Hanmi Financial Corp.	14,929	348,443
Harborone Bancorp, Inc.	21,019	300,361
Heartland Financial USA, Inc.	20,583	910,386
Heritage Commerce Corp.	29,768	341,439
Heritage Financial Corp.	18,169	474,211
Hilltop Holdings, Inc.	30,824	925,028
Home BancShares, Inc.	77,148	1,742,773
HomeStreet, Inc.	10,201	411,202
Hope Bancorp, Inc.	62,864	916,557
Horizon Bancorp, Inc.	17,576	315,841
Huntington Bancshares, Inc.	726,876	10,089,039
Independent Bank Corp.	24,334	2,027,022
Independent Bank Group, Inc.	18,615	1,360,384
International Bancshares Corp.	27,625	1,158,316
JPMorgan Chase & Co.	1,497,093	197,960,607
Kearny Financial Corp.	37,122	460,684
KeyCorp	470,984	9,400,841
Lakeland Bancorp, Inc.	31,212	484,410
Lakeland Financial Corp.	12,913	931,802
Live Oak Bancshares, Inc.	16,754	672,841
Luther Burbank Corp.	6,823	93,066
M&T Bank Corp.	90,959	16,369,891
Mercantile Bank Corp.	6,583	217,568
Merchants Bancorp	13,060	332,899
Meta Financial Group, Inc.	14,532	604,095
Metrocity Bankshares, Inc.	10,301	209,213
MGIC Investment Corp.	160,433	2,234,832
Midland States Bancorp, Inc.	10,694	287,455
Mr Cooper Group, Inc. *	38,722	1,678,986
National Bank Holdings Corp., Class A	14,517	591,568
NBT Bancorp, Inc.	21,060	778,799
New York Community Bancorp, Inc.	236,088	2,356,158
Nicolet Bankshares, Inc. *	5,683	453,844
NMI Holdings, Inc., Class A *	42,403	789,120
Northfield Bancorp, Inc.	21,590	286,931
Northwest Bancshares, Inc.	62,991	811,954
OceanFirst Financial Corp.	31,234	629,990
OFG Bancorp	24,226	686,565
Old National Bancorp	149,911	2,383,585
Origin Bancorp, Inc.	10,412	406,901
Pacific Premier Bancorp, Inc.	48,576	1,581,635
PacWest Bancorp	60,095	1,897,800
Park National Corp.	7,542	933,021
Peapack-Gladstone Financial Corp.	8,638	291,101
PennyMac Financial Services, Inc.	16,149	791,624
Peoples Bancorp, Inc.	12,151	347,276
Pinnacle Financial Partners, Inc.	38,417	3,127,912
Popular, Inc.	40,438	3,304,189
Preferred Bank	6,356	435,450
Premier Financial Corp.	17,488	475,149
Prosperity Bancshares, Inc.	46,654	3,382,415
Provident Financial Services, Inc.	38,272	879,873
QCR Holdings, Inc.	8,756	485,258
Radian Group, Inc.	88,526	1,904,194
Regions Financial Corp.	476,653	10,529,265
Renasant Corp.	29,304	906,666
SECURITY	NUMBER OF SHARES	VALUE ($)
Republic Bancorp, Inc., Class A	3,793	174,288
Rocket Cos., Inc., Class A (a)	69,913	634,111
S&T Bancorp, Inc.	20,467	601,934
Sandy Spring Bancorp, Inc.	22,880	968,968
Seacoast Banking Corp. of Florida	30,768	1,053,496
ServisFirst Bancshares, Inc.	24,755	2,063,577
Signature Bank	31,722	6,860,517
Silvergate Capital Corp., Class A *	15,482	1,215,337
Simmons First National Corp., Class A	63,781	1,639,809
Southside Bancshares, Inc.	16,557	667,744
SouthState Corp.	38,898	3,143,736
Stock Yards Bancorp, Inc.	11,786	695,374
SVB Financial Group *	29,708	14,514,438
Synovus Financial Corp.	72,961	3,111,787
Texas Capital Bancshares, Inc. *	26,079	1,474,246
TFS Financial Corp.	23,979	360,165
The Bancorp, Inc. *	28,728	598,404
The First Bancshares, Inc.	11,223	337,812
The First of Long Island Corp.	10,155	193,148
The PNC Financial Services Group, Inc.	212,851	37,336,194
Tompkins Financial Corp.	6,215	473,645
Towne Bank	34,065	1,004,236
TriCo Bancshares	13,135	595,541
TriState Capital Holdings, Inc. *	13,151	402,158
Triumph Bancorp, Inc. *	11,918	866,915
Truist Financial Corp.	677,451	33,696,413
TrustCo Bank Corp.	10,438	336,208
Trustmark Corp.	30,784	895,507
U.S. Bancorp	684,126	36,306,567
UMB Financial Corp.	22,382	2,066,978
Umpqua Holdings Corp.	108,674	1,918,096
United Bankshares, Inc.	68,671	2,579,283
United Community Banks, Inc.	52,714	1,656,801
Univest Financial Corp.	15,481	410,246
UWM Holdings Corp. (a)	48,239	195,368
Valley National Bancorp	212,702	2,703,442
Veritex Holdings, Inc.	25,385	874,767
Walker & Dunlop, Inc.	14,872	1,581,042
Washington Federal, Inc.	32,825	1,065,171
Washington Trust Bancorp, Inc.	8,450	424,190
Waterstone Financial, Inc.	10,504	181,614
Webster Financial Corp.	91,177	4,475,879
Wells Fargo & Co.	1,968,976	90,120,032
WesBanco, Inc.	32,171	1,095,744
Westamerica BanCorp	14,033	844,927
Western Alliance Bancorp	53,914	4,386,982
Wintrust Financial Corp.	28,785	2,515,521
WSFS Financial Corp.	33,735	1,443,183
Zions Bancorp NA	76,591	4,368,751
		888,990,879

Capital Goods 6.0%
3M Co.	289,351	43,197,211
A.O. Smith Corp.	67,046	4,030,806
AAON, Inc.	20,627	1,105,195
AAR Corp. *	17,464	842,114
Acuity Brands, Inc.	17,721	3,101,529
Advanced Drainage Systems, Inc.	28,766	3,150,165
AECOM	71,503	4,994,485
Aerojet Rocketdyne Holdings, Inc. *	37,508	1,528,076
AeroVironment, Inc. *	11,742	1,079,794
AGCO Corp.	31,250	4,004,063
Air Lease Corp.	54,316	2,042,825
Alamo Group, Inc.	4,756	559,448
Albany International Corp., Class A	16,298	1,375,551
Allegion plc	45,688	5,101,065

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Allison Transmission Holdings, Inc.	52,125	2,085,521
Altra Industrial Motion Corp.	32,479	1,273,502
Ameresco, Inc., Class A *	16,046	942,221
American Woodmark Corp. *	9,091	473,459
AMETEK, Inc.	117,215	14,238,106
API Group Corp. *	104,062	1,815,882
Apogee Enterprises, Inc.	12,129	504,566
Applied Industrial Technologies, Inc.	19,531	2,019,701
Archer Aviation, Inc., Class A *(a)	59,501	248,714
Arcosa, Inc.	25,097	1,326,878
Argan, Inc.	8,515	340,515
Armstrong World Industries, Inc.	23,900	1,995,650
Array Technologies, Inc. *	61,430	680,644
Astec Industries, Inc.	11,474	536,639
Astra Space, Inc. *(a)	63,512	163,861
Atkore, Inc. *	23,090	2,514,963
Axon Enterprise, Inc. *	34,718	3,519,016
AZZ, Inc.	11,799	528,123
Babcock & Wilcox Enterprises, Inc. *	30,515	199,873
Barnes Group, Inc.	24,263	874,196
Beacon Roofing Supply, Inc. *	27,929	1,715,120
Berkshire Grey, Inc. *	18,610	41,686
Bloom Energy Corp., Class A *	75,225	1,317,942
Builders FirstSource, Inc. *	97,584	6,351,743
BWX Technologies, Inc.	46,807	2,396,518
Byrna Technologies, Inc. *	9,305	74,998
Carlisle Cos., Inc.	26,630	6,775,471
Carrier Global Corp.	433,842	17,054,329
Caterpillar, Inc.	273,905	59,122,394
ChargePoint Holdings, Inc. *(a)	90,890	1,162,483
Chart Industries, Inc. *	17,953	3,157,574
CIRCOR International, Inc. *	10,196	198,210
Columbus McKinnon Corp.	14,035	473,681
Comfort Systems USA, Inc.	17,846	1,601,143
Construction Partners, Inc., Class A *	21,212	487,664
Core & Main, Inc., Class A *	28,646	676,046
Cornerstone Building Brands, Inc. *	27,123	665,870
Crane Holdings Co.	24,907	2,382,604
CSW Industrials, Inc.	7,965	845,246
Cummins, Inc.	72,270	15,113,102
Curtiss-Wright Corp.	19,561	2,777,271
Custom Truck One Source, Inc. *	24,624	146,759
Deere & Co.	142,076	50,831,951
Desktop Metal, Inc., Class A *(a)	93,144	190,945
Donaldson Co., Inc.	62,709	3,278,427
Douglas Dynamics, Inc.	11,026	346,437
Dover Corp.	73,175	9,798,864
DXP Enterprises, Inc. *	9,654	296,185
Dycom Industries, Inc. *	15,446	1,438,177
Eaton Corp. plc	202,052	28,004,407
EMCOR Group, Inc.	26,668	2,816,941
Emerson Electric Co.	301,156	26,700,491
Encore Wire Corp.	10,480	1,310,210
Energy Recovery, Inc. *	20,344	411,152
Enerpac Tool Group Corp.	32,326	631,004
EnerSys	20,690	1,401,127
Enovix Corp. *(a)	49,488	595,341
EnPro Industries, Inc.	10,736	1,028,079
Esab Corp. *	23,087	1,154,350
ESCO Technologies, Inc.	13,648	898,175
ESS Tech, Inc. *	38,838	160,401
Evoqua Water Technologies Corp. *	60,488	2,152,768
Fastenal Co.	291,143	15,593,619
Federal Signal Corp.	30,581	1,073,393
Flowserve Corp.	65,771	2,071,787
Fluence Energy, Inc. *	15,879	155,614
Fluor Corp. *	71,266	2,011,839
Fortive Corp.	181,827	11,231,454
SECURITY	NUMBER OF SHARES	VALUE ($)
Fortune Brands Home & Security, Inc.	68,699	4,764,276
Franklin Electric Co., Inc.	19,403	1,430,389
FTC Solar, Inc. *	10,221	41,395
FuelCell Energy, Inc. *	186,913	766,343
Gates Industrial Corp. plc *	47,695	608,588
GATX Corp.	17,902	1,932,521
Generac Holdings, Inc. *	31,859	7,871,722
General Dynamics Corp.	116,678	26,242,049
General Electric Co.	556,182	43,543,489
Gibraltar Industries, Inc. *	16,460	687,370
Global Industrial Co.	8,928	305,963
GMS, Inc. *	21,788	1,085,260
Graco, Inc.	86,214	5,457,346
GrafTech International Ltd.	102,805	892,347
Granite Construction, Inc.	24,100	786,865
Great Lakes Dredge & Dock Corp. *	33,178	487,717
Griffon Corp.	23,024	738,380
H&E Equipment Services, Inc.	16,578	591,006
Hayward Holdings, Inc. *	29,450	450,585
HEICO Corp.	21,646	3,096,460
HEICO Corp., Class A	37,598	4,402,350
Heliogen, Inc. *	47,449	183,628
Helios Technologies, Inc.	16,193	1,107,925
Herc Holdings, Inc.	12,778	1,497,837
Hexcel Corp.	42,077	2,417,324
Hillenbrand, Inc.	35,912	1,502,558
Hillman Solutions Corp. *	54,281	619,346
Honeywell International, Inc.	347,465	67,276,173
Howmet Aerospace, Inc.	193,378	6,917,131
Hubbell, Inc.	27,371	5,196,658
Huntington Ingalls Industries, Inc.	20,316	4,275,705
Hydrofarm Holdings Group, Inc. *	18,069	124,495
Hyliion Holdings Corp. *(a)	60,757	220,548
Hyster-Yale Materials Handling, Inc.	4,997	184,639
Hyzon Motors, Inc. *(a)	45,128	219,322
IDEX Corp.	38,353	7,346,517
IES Holdings, Inc. *	4,674	144,380
Illinois Tool Works, Inc.	144,750	30,118,132
Ingersoll Rand, Inc.	206,993	9,759,720
Insteel Industries, Inc.	9,314	385,693
ITT, Inc.	43,437	3,206,519
Jacobs Engineering Group, Inc.	65,605	9,190,604
Janus International Group, Inc. *	32,333	358,250
JELD-WEN Holding, Inc. *	46,825	881,715
John Bean Technologies Corp.	15,973	1,944,713
Johnson Controls International plc	355,789	19,394,058
Kadant, Inc.	5,852	1,083,205
Kaman Corp.	14,513	525,516
Kennametal, Inc.	43,350	1,202,529
Kratos Defense & Security Solutions, Inc. *	62,642	903,298
L3Harris Technologies, Inc.	99,451	23,957,746
Lennox International, Inc.	17,106	3,573,443
Lincoln Electric Holdings, Inc.	29,961	4,069,303
Lindsay Corp.	5,697	717,822
Lockheed Martin Corp.	122,830	54,058,711
Markforged Holding Corp. *	34,783	91,827
Masco Corp.	121,349	6,879,275
Masonite International Corp. *	11,803	1,083,869
MasTec, Inc. *	29,879	2,497,586
Maxar Technologies, Inc.	36,172	1,080,096
Mercury Systems, Inc. *	28,800	1,722,528
Meritor, Inc. *	36,355	1,314,960
Microvast Holdings, Inc. *(a)	119,468	597,340
Moog, Inc., Class A	14,773	1,202,374
MRC Global, Inc. *	33,357	373,265
MSC Industrial Direct Co., Inc., Class A	23,727	2,015,134

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mueller Industries, Inc.	29,329	1,579,367
Mueller Water Products, Inc., Class A	80,626	961,868
MYR Group, Inc. *	8,499	778,593
National Presto Industries, Inc.	2,248	151,942
Nikola Corp. *(a)	103,824	732,997
Nordson Corp.	27,547	6,001,940
Northrop Grumman Corp.	74,246	34,744,901
NOW, Inc. *	57,915	639,382
NV5 Global, Inc. *	5,785	712,596
nVent Electric plc	84,486	2,990,804
Omega Flex, Inc.	1,630	180,180
Oshkosh Corp.	33,640	3,125,492
Otis Worldwide Corp.	215,248	16,014,451
Owens Corning	50,953	4,870,088
PACCAR, Inc.	176,250	15,305,550
Parker-Hannifin Corp.	64,990	17,688,328
Parsons Corp. *	13,985	545,974
Patrick Industries, Inc.	11,162	670,948
Pentair plc	83,364	4,182,372
PGT Innovations, Inc. *	31,557	634,296
Plug Power, Inc. *	264,081	4,880,217
Primoris Services Corp.	27,320	663,330
Proterra, Inc. *	91,430	589,724
Proto Labs, Inc. *	14,309	689,551
Quanex Building Products Corp.	17,508	356,113
Quanta Services, Inc.	71,934	8,560,146
Raytheon Technologies Corp.	756,021	71,912,718
RBC Bearings, Inc. *	14,568	2,715,330
Regal Rexnord Corp.	34,357	4,292,907
Resideo Technologies, Inc. *	72,243	1,706,380
REV Group, Inc.	17,688	217,032
Rocket Lab USA, Inc. *	72,149	343,429
Rockwell Automation, Inc.	58,732	12,521,662
Romeo Power, Inc. *	41,863	32,892
Roper Technologies, Inc.	53,476	23,659,921
Rush Enterprises, Inc., Class A	22,298	1,136,752
Rush Enterprises, Inc., Class B	3,395	168,086
Sarcos Technology and Robotics Corp. *(a)	29,467	126,413
Sensata Technologies Holding plc	80,286	3,856,137
SES AI Corp. *(a)	49,893	338,275
Shoals Technologies Group, Inc., Class A *	51,795	808,002
Simpson Manufacturing Co., Inc.	21,758	2,357,479
SiteOne Landscape Supply, Inc. *	22,457	3,015,301
Snap-on, Inc.	27,149	6,023,820
Spirit AeroSystems Holdings, Inc., Class A	53,752	1,688,888
SPX Corp. *	22,557	1,135,294
Standex International Corp.	5,816	541,470
Stanley Black & Decker, Inc.	82,835	9,831,686
Stem, Inc. *	71,873	620,983
Sunrun, Inc. *	104,445	2,728,103
Teledyne Technologies, Inc. *	23,549	9,540,877
Tennant Co.	8,850	550,824
Terex Corp.	35,370	1,251,744
Textron, Inc.	111,526	7,281,533
The AZEK Co., Inc. *	57,856	1,219,026
The Boeing Co. *	277,839	36,508,045
The Gorman-Rupp Co.	11,179	333,022
The Greenbrier Cos., Inc.	16,331	679,533
The Manitowoc Co., Inc. *	18,334	238,709
The Middleby Corp. *	28,169	4,266,477
The Shyft Group, Inc.	16,040	355,928
The Timken Co.	34,667	2,117,114
The Toro Co.	53,528	4,415,525
Thermon Group Holdings, Inc. *	16,512	259,899
Titan International, Inc. *	27,466	500,156
Titan Machinery, Inc. *	10,340	273,079
SECURITY	NUMBER OF SHARES	VALUE ($)
TPI Composites, Inc. *	19,049	262,686
Trane Technologies plc	118,406	16,347,132
TransDigm Group, Inc. *	26,628	16,119,792
Trex Co., Inc. *	57,925	3,690,981
TriMas Corp.	22,879	644,730
Trinity Industries, Inc.	42,505	1,056,674
Triton International Ltd.	33,509	2,136,869
Triumph Group, Inc. *	32,140	491,742
Tutor Perini Corp. *	21,947	222,543
UFP Industries, Inc.	31,769	2,452,567
United Rentals, Inc. *	36,828	10,981,373
Univar Solutions, Inc. *	86,424	2,654,945
Valmont Industries, Inc.	10,662	2,737,469
Velo3D, Inc. *(a)	29,435	72,410
Veritiv Corp. *	6,850	995,648
Vertiv Holdings Co.	152,756	1,678,788
Vicor Corp. *	10,866	731,282
Virgin Galactic Holdings, Inc. *(a)	89,911	630,276
W.W. Grainger, Inc.	21,973	10,702,389
Wabash National Corp.	25,878	397,227
Watsco, Inc.	16,756	4,283,336
Watts Water Technologies, Inc., Class A	13,644	1,785,045
Welbilt, Inc. *	66,617	1,576,824
WESCO International, Inc. *	22,131	2,779,211
Westinghouse Air Brake Technologies Corp.	94,454	8,922,125
WillScot Mobile Mini Holdings Corp. *	112,593	4,022,948
Woodward, Inc.	32,139	3,265,644
Xylem, Inc.	91,314	7,693,204
Zurn Water Solutions Corp.	63,910	1,841,886
		1,253,120,534

Commercial & Professional Services 1.0%
ABM Industries, Inc.	34,702	1,677,842
ACCO Brands Corp.	45,822	345,498
ADT, Inc.	77,660	580,897
Alight, Inc., Class A *	124,067	1,012,387
ASGN, Inc. *	26,111	2,486,551
Aurora Innovation, Inc. *(a)	127,772	403,759
Barrett Business Services, Inc.	3,846	287,912
BlackSky Technology, Inc. *	29,636	96,910
Brady Corp., Class A	24,416	1,184,420
BrightView Holdings, Inc. *	23,708	308,204
Casella Waste Systems, Inc., Class A *	25,544	1,828,439
CBIZ, Inc. *	26,115	1,069,670
Cimpress plc *	9,889	430,963
Cintas Corp.	44,662	17,790,214
Clarivate plc *	202,457	2,990,290
Clean Harbors, Inc. *	25,037	2,338,456
Copart, Inc. *	108,643	12,442,883
CoStar Group, Inc. *	200,034	12,190,072
Deluxe Corp.	21,031	503,272
Driven Brands Holdings, Inc. *	27,653	800,278
Dun & Bradstreet Holdings, Inc. *	75,814	1,309,308
Ennis, Inc.	14,001	254,118
Equifax, Inc.	61,929	12,545,577
Exponent, Inc.	26,123	2,361,258
First Advantage Corp. *	20,712	302,395
Forrester Research, Inc. *	5,355	280,227
Franklin Covey Co. *	6,805	260,700
FTI Consulting, Inc. *	17,358	2,916,144
Harsco Corp. *	39,228	325,592
Healthcare Services Group, Inc.	38,040	653,147

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Heidrick & Struggles International, Inc.	9,391	324,553
Heritage-Crystal Clean, Inc. *	6,775	186,787
HireRight Holdings Corp. *	10,030	147,942
HNI Corp.	22,271	849,193
Huron Consulting Group, Inc. *	10,302	617,296
IAA, Inc. *	68,326	2,666,764
ICF International, Inc.	8,718	891,067
Insperity, Inc.	18,016	1,802,861
Interface, Inc.	28,526	410,489
KAR Auction Services, Inc. *	62,217	993,605
Kelly Services, Inc., Class A	19,444	388,102
Kforce, Inc.	10,298	676,373
Korn Ferry	27,912	1,715,471
LegalZoom.com, Inc. *	9,363	122,655
ManpowerGroup, Inc.	27,771	2,488,559
Matthews International Corp., Class A	17,127	554,230
McGrath RentCorp	11,955	982,821
MillerKnoll, Inc.	37,724	1,139,265
MSA Safety, Inc.	18,434	2,350,151
Nielsen Holdings plc	182,247	4,658,233
Pitney Bowes, Inc.	88,180	412,682
Planet Labs PBC *	94,330	573,526
Republic Services, Inc.	105,993	14,186,103
Resources Connection, Inc.	13,732	253,630
Robert Half International, Inc.	55,583	5,010,807
Rollins, Inc.	115,074	4,080,524
SP Plus Corp. *	11,137	355,938
Steelcase, Inc., Class A	44,058	540,151
Stericycle, Inc. *	46,473	2,349,210
Sterling Check Corp. *	6,377	118,485
Tetra Tech, Inc.	27,366	3,693,589
The Brink's Co.	24,914	1,515,519
TransUnion	96,997	8,420,310
TriNet Group, Inc. *	19,112	1,501,056
TrueBlue, Inc. *	18,933	416,905
UniFirst Corp.	7,793	1,273,688
Upwork, Inc. *	60,431	1,102,866
Verisk Analytics, Inc.	81,827	14,313,179
Viad Corp. *	10,632	320,236
VSE Corp.	4,763	185,090
Waste Management, Inc.	194,926	30,897,720
		197,465,014

Consumer Durables & Apparel 1.2%
Acushnet Holdings Corp.	17,730	721,611
AMMO, Inc. *(a)	42,226	186,639
Beazer Homes USA, Inc. *	13,317	215,869
Brunswick Corp.	39,063	2,938,709
Callaway Golf Co. *	58,848	1,277,590
Capri Holdings Ltd. *	74,338	3,623,234
Carter's, Inc.	21,232	1,635,926
Cavco Industries, Inc. *	4,438	985,946
Century Communities, Inc.	14,763	802,664
Columbia Sportswear Co.	17,590	1,368,150
Crocs, Inc. *	29,470	1,643,247
D.R. Horton, Inc.	163,174	12,262,526
Deckers Outdoor Corp. *	13,953	3,747,218
Dream Finders Homes, Inc., Class A *	9,387	165,774
Ethan Allen Interiors, Inc.	12,462	289,866
Fossil Group, Inc. *	26,095	191,537
Garmin Ltd.	77,040	8,136,965
G-III Apparel Group Ltd. *	22,692	568,662
GoPro, Inc., Class A *	65,451	452,266
Green Brick Partners, Inc. *	24,723	601,263
Hanesbrands, Inc.	176,868	2,099,423
SECURITY	NUMBER OF SHARES	VALUE ($)
Hasbro, Inc.	66,019	5,925,205
Helen of Troy Ltd. *	12,289	2,275,800
Installed Building Products, Inc.	11,866	1,133,678
iRobot Corp. *	13,653	649,746
Johnson Outdoors, Inc., Class A	3,948	257,291
KB Home	43,648	1,505,420
Kontoor Brands, Inc.	24,128	966,809
Latham Group, Inc. *	17,567	167,062
La-Z-Boy, Inc.	22,171	566,026
Leggett & Platt, Inc.	68,226	2,672,412
Lennar Corp., Class A	138,933	11,149,373
Levi Strauss & Co., Class A	48,908	888,169
LGI Homes, Inc. *	11,014	1,079,262
Lululemon Athletica, Inc. *	59,698	17,473,008
M.D.C. Holdings, Inc.	28,299	1,080,456
M/I Homes, Inc. *	15,129	707,281
Malibu Boats, Inc., Class A *	10,409	609,967
Mattel, Inc. *	178,271	4,478,168
Meritage Homes Corp. *	18,618	1,588,302
Mohawk Industries, Inc. *	27,737	3,923,676
Movado Group, Inc.	9,164	310,935
Newell Brands, Inc.	191,193	4,099,178
NIKE, Inc., Class B	646,615	76,850,193
NVR, Inc. *	1,654	7,361,325
Oxford Industries, Inc.	7,785	709,681
Peloton Interactive, Inc., Class A *	153,958	2,149,254
Polaris, Inc.	28,731	3,061,288
PulteGroup, Inc.	126,013	5,703,348
Purple Innovation, Inc. *	29,846	154,602
PVH Corp.	35,512	2,516,735
Ralph Lauren Corp.	23,430	2,368,539
Skechers U.S.A., Inc., Class A *	68,168	2,685,819
Skyline Champion Corp. *	26,856	1,426,859
Smith & Wesson Brands, Inc.	23,512	363,966
Snap One Holdings Corp. *	6,262	77,336
Solo Brands, Inc., Class A *(a)	6,972	35,069
Sonos, Inc. *	65,024	1,438,981
Steven Madden Ltd.	38,231	1,421,429
Sturm Ruger & Co., Inc.	9,109	618,410
Tapestry, Inc.	133,365	4,601,092
Taylor Morrison Home Corp. *	61,679	1,786,841
Tempur Sealy International, Inc.	96,815	2,553,012
Toll Brothers, Inc.	56,528	2,852,968
TopBuild Corp. *	16,651	3,284,576
Traeger, Inc. *(a)	11,579	55,000
Tri Pointe Homes, Inc. *	56,738	1,195,470
Tupperware Brands Corp. *	25,392	168,349
Under Armour, Inc., Class A *	93,957	994,065
Under Armour, Inc., Class C *	109,860	1,065,642
Universal Electronics, Inc. *	6,304	168,947
VF Corp.	163,207	8,235,425
Vista Outdoor, Inc. *	28,492	1,098,082
Vizio Holding Corp., Class A *	19,745	175,138
Whirlpool Corp.	29,881	5,505,275
Wolverine World Wide, Inc.	42,125	898,948
YETI Holdings, Inc. *	44,672	2,043,744
		253,047,717

Consumer Services 1.9%
Accel Entertainment, Inc. *	27,453	297,316
Adtalem Global Education, Inc. *	26,579	867,007
Airbnb, Inc., Class A *	175,578	21,222,113
American Public Education, Inc. *	9,364	130,534
Aramark	130,688	4,504,815
Bally's Corp. *	14,648	382,899
BJ's Restaurants, Inc. *	12,147	319,102
Bloomin' Brands, Inc.	40,369	852,190
Bowlero Corp. *(a)	19,870	222,147

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Boyd Gaming Corp.	41,273	2,425,614
Bright Horizons Family Solutions, Inc. *	30,363	2,749,370
Brinker International, Inc. *	21,586	655,135
Caesars Entertainment, Inc. *	108,520	5,444,448
Carnival Corp. *	411,688	5,714,229
Carriage Services, Inc.	7,528	303,905
Chegg, Inc. *	69,896	1,360,176
Chipotle Mexican Grill, Inc. *	14,262	20,003,168
Choice Hotels International, Inc.	16,817	2,150,726
Churchill Downs, Inc.	17,258	3,493,537
Chuy's Holdings, Inc. *	9,772	220,749
Coursera, Inc. *	43,192	730,377
Cracker Barrel Old Country Store, Inc.	11,712	1,194,741
Darden Restaurants, Inc.	64,556	8,069,500
Dave & Buster's Entertainment, Inc. *	20,208	765,681
Denny's Corp. *	30,452	315,483
Dine Brands Global, Inc.	8,980	659,940
Domino’s Pizza, Inc.	18,477	6,710,292
DraftKings, Inc., Class A *	176,744	2,394,881
Duolingo, Inc. *	4,548	380,258
Dutch Bros, Inc., Class A *(a)	12,081	453,642
El Pollo Loco Holdings, Inc. *	8,022	83,108
Everi Holdings, Inc. *	45,844	820,608
F45 Training Holdings, Inc. *	10,032	63,804
First Watch Restaurant Group, Inc. *	4,181	66,478
Franchise Group, Inc.	13,680	542,686
Frontdoor, Inc. *	41,682	1,031,213
GAN Ltd. *	20,484	69,031
Golden Entertainment, Inc. *	9,777	462,257
Graham Holdings Co., Class B	1,942	1,190,485
Grand Canyon Education, Inc. *	20,039	1,786,878
H&R Block, Inc.	83,923	2,957,446
Hilton Grand Vacations, Inc. *	45,366	2,075,494
Hilton Worldwide Holdings, Inc.	141,070	19,871,120
Hyatt Hotels Corp., Class A *	25,268	2,233,438
Jack in the Box, Inc.	10,383	709,159
Krispy Kreme, Inc.	14,557	215,735
Las Vegas Sands Corp. *	173,296	6,145,076
Laureate Education, Inc.	76,677	976,098
Life Time Group Holdings, Inc. *	18,578	272,168
Lindblad Expeditions Holdings, Inc. *	15,751	226,184
Marriott International, Inc., Class A	138,938	23,838,982
Marriott Vacations Worldwide Corp.	21,664	3,200,206
McDonald’s Corp.	378,651	95,499,569
MGM Resorts International	190,938	6,677,102
Mister Car Wash, Inc. *	18,708	227,115
Monarch Casino & Resort, Inc. *	6,169	418,567
Noodles & Co. *	20,053	132,350
Norwegian Cruise Line Holdings Ltd. *	213,311	3,415,109
OneSpaWorld Holdings Ltd. *	28,884	271,510
Papa John's International, Inc.	16,453	1,448,029
Penn National Gaming, Inc. *	83,566	2,670,769
Perdoceo Education Corp. *	37,384	407,859
Planet Fitness, Inc., Class A *	42,561	2,995,018
Playa Hotels & Resorts N.V. *	65,480	565,747
Portillo's, Inc., Class A *(a)	10,059	186,796
PowerSchool Holdings, Inc., Class A *	19,588	250,531
Red Rock Resorts, Inc., Class A	26,736	1,035,485
Rover Group, Inc. *	37,249	201,890
Royal Caribbean Cruises Ltd. *	113,491	6,590,422
Rush Street Interactive, Inc. *	27,207	162,154
Ruth's Hospitality Group, Inc.	14,854	273,759
Scientific Games Corp., Class A *	48,486	2,560,061
SeaWorld Entertainment, Inc. *	25,007	1,354,879
Service Corp. International	83,026	5,814,311
SECURITY	NUMBER OF SHARES	VALUE ($)
Shake Shack, Inc., Class A *	19,634	955,194
Six Flags Entertainment Corp. *	38,554	1,131,560
Sonder Holdings, Inc. *(a)	44,203	99,457
Starbucks Corp.	582,495	45,725,857
Strategic Education, Inc.	11,365	748,044
Stride, Inc. *	22,213	868,750
Sweetgreen, Inc., Class A *(a)	6,766	123,682
Terminix Global Holdings, Inc. *	61,120	2,653,219
Texas Roadhouse, Inc.	35,545	2,771,444
The Cheesecake Factory, Inc.	24,477	799,419
The Wendy's Co.	89,200	1,662,688
Travel & Leisure Co.	44,100	2,253,951
Udemy, Inc. *	7,154	105,521
Vacasa, Inc., Class A *(a)	47,760	212,532
Vail Resorts, Inc.	20,415	5,148,867
Vivint Smart Home, Inc. *	20,654	123,098
Wingstop, Inc.	15,165	1,208,044
WW International, Inc. *	27,421	194,415
Wyndham Hotels & Resorts, Inc.	47,314	3,791,271
Wynn Resorts Ltd. *	53,329	3,525,047
Yum! Brands, Inc.	146,520	17,797,784
		388,890,505

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	20,609	2,753,775
AGNC Investment Corp.	262,859	3,214,766
Alerus Financial Corp.	7,114	180,696
Ally Financial, Inc.	171,322	7,545,021
American Express Co.	311,519	52,590,638
Ameriprise Financial, Inc.	56,219	15,531,623
Annaly Capital Management, Inc.	799,516	5,284,801
Apollo Commercial Real Estate Finance, Inc.	65,334	831,702
Apollo Global Management, Inc.	187,578	10,811,996
Arbor Realty Trust, Inc.	77,055	1,265,243
Ares Management Corp., Class A	84,576	6,019,274
ARMOUR Residential REIT, Inc.	45,552	344,373
Artisan Partners Asset Management, Inc., Class A	33,944	1,303,789
Assetmark Financial Holdings, Inc. *	8,909	186,109
B. Riley Financial, Inc.	7,616	413,930
Bakkt Holdings, Inc. *(a)	15,149	43,175
Berkshire Hathaway, Inc., Class B *	927,479	293,064,814
BGC Partners, Inc., Class A	164,268	535,514
BlackRock, Inc.	72,188	48,299,547
Blackstone Mortgage Trust, Inc., Class A	86,536	2,692,135
Blackstone, Inc.	356,784	42,025,587
Blucora, Inc. *	24,753	437,881
Blue Owl Capital, Inc.	167,446	2,099,773
Brightsphere Investment Group, Inc.	18,048	367,999
BrightSpire Capital, Inc.	44,969	399,774
Broadmark Realty Capital, Inc.	71,845	530,935
Cannae Holdings, Inc. *	44,052	892,934
Capital One Financial Corp.	210,119	26,865,815
Cboe Global Markets, Inc.	54,142	6,080,688
Chimera Investment Corp.	118,428	1,160,594
CME Group, Inc.	182,060	36,198,990
Cohen & Steers, Inc.	12,641	963,371
Coinbase Global, Inc., Class A *(a)	14,791	1,155,177
Cowen, Inc., Class A	14,121	374,771
Credit Acceptance Corp. *	4,110	2,446,724
Curo Group Holdings Corp.	10,878	94,639
Diamond Hill Investment Group, Inc.	1,690	316,267
Discover Financial Services	146,340	16,608,127
Donnelley Financial Solutions, Inc. *	15,430	480,027
Dynex Capital, Inc.	16,894	275,372
Ellington Financial, Inc.	26,120	404,599

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Encore Capital Group, Inc. *	12,770	780,375
Enova International, Inc. *	18,122	572,293
Equitable Holdings, Inc.	190,883	5,804,752
Evercore, Inc., Class A	19,987	2,282,515
FactSet Research Systems, Inc.	19,224	7,339,339
Federated Hermes, Inc.	50,112	1,702,305
FirstCash Holdings, Inc.	20,381	1,521,442
Focus Financial Partners, Inc., Class A *	27,558	1,038,937
Franklin BSP Realty Trust, Inc.	22,645	350,545
Franklin Resources, Inc.	142,550	3,860,254
Granite Point Mortgage Trust, Inc.	27,133	298,463
Green Dot Corp., Class A *	27,272	786,524
Hamilton Lane, Inc., Class A	17,594	1,223,663
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	43,190	1,644,243
Houlihan Lokey, Inc.	25,749	2,212,869
Interactive Brokers Group, Inc., Class A	44,099	2,713,852
Intercontinental Exchange, Inc.	284,586	29,138,760
Invesco Ltd.	172,935	3,344,563
Invesco Mortgage Capital, Inc.	163,963	291,854
Jackson Financial, Inc., Class A	46,520	1,693,793
Janus Henderson Group plc	85,896	2,414,537
Jefferies Financial Group, Inc.	98,483	3,251,909
KKR & Co., Inc.	295,617	16,202,768
KKR Real Estate Finance Trust, Inc.	21,948	448,178
Ladder Capital Corp.	55,357	639,927
Lazard Ltd., Class A	56,547	1,993,847
LendingClub Corp. *	49,824	783,233
LendingTree, Inc. *	5,868	370,329
LPL Financial Holdings, Inc.	40,530	7,951,581
MarketAxess Holdings, Inc.	19,133	5,389,383
MFA Financial, Inc.	50,076	677,027
Moelis & Co., Class A	30,940	1,451,705
Moneylion, Inc. *	49,030	86,293
Moody's Corp.	82,004	24,729,946
Morgan Stanley	718,218	61,867,298
Morningstar, Inc.	12,053	3,097,983
MSCI, Inc.	41,109	18,184,566
Nasdaq, Inc.	59,341	9,213,284
Navient Corp.	79,616	1,273,856
Nelnet, Inc., Class A	10,128	857,740
New Residential Investment Corp.	234,752	2,652,698
New York Mortgage Trust, Inc.	203,416	616,350
Northern Trust Corp.	105,216	11,757,888
OneMain Holdings, Inc.	54,407	2,397,172
Open Lending Corp., Class A *	51,874	682,662
Oportun Financial Corp. *	9,825	110,629
PennyMac Mortgage Investment Trust	49,282	797,383
Piper Sandler Cos.	7,263	957,191
PJT Partners, Inc., Class A	12,686	962,106
PRA Group, Inc. *	21,318	788,766
PROG Holdings, Inc. *	29,119	849,984
Raymond James Financial, Inc.	94,337	9,291,251
Ready Capital Corp.	33,589	493,086
Redwood Trust, Inc.	57,212	583,562
S&P Global, Inc.	179,445	62,712,439
SEI Investments Co.	53,873	3,147,799
SLM Corp.	140,419	2,750,808
SoFi Technologies, Inc. *(a)	325,331	2,433,476
Starwood Property Trust, Inc.	153,247	3,661,071
State Street Corp.	185,670	13,459,218
StepStone Group, Inc., Class A	24,207	659,883
Stifel Financial Corp.	52,349	3,359,235
StoneX Group, Inc. *	8,924	669,925
Synchrony Financial	263,883	9,774,226
T. Rowe Price Group, Inc.	116,048	14,748,540
SECURITY	NUMBER OF SHARES	VALUE ($)
The Bank of New York Mellon Corp.	374,938	17,475,860
The Carlyle Group, Inc.	71,040	2,737,171
The Charles Schwab Corp. (b)	758,720	53,186,272
The Goldman Sachs Group, Inc.	171,980	56,211,663
TPG RE Finance Trust, Inc.	28,480	298,755
TPG, Inc.	17,594	513,217
Tradeweb Markets, Inc., Class A	53,069	3,587,995
Two Harbors Investment Corp.	173,179	924,776
Upstart Holdings, Inc. *(a)	24,647	1,242,209
Virtu Financial, Inc., Class A	41,465	1,083,480
Virtus Investment Partners, Inc.	3,623	698,007
Voya Financial, Inc.	53,951	3,701,578
WisdomTree Investments, Inc.	61,066	363,343
World Acceptance Corp. *	2,091	309,614
		1,115,230,984

Energy 4.8%
Antero Midstream Corp.	163,518	1,775,805
Antero Resources Corp. *	145,441	6,236,510
APA Corp.	184,399	8,668,597
Arch Resources, Inc.	7,733	1,181,912
Archaea Energy, Inc. *	20,488	408,531
Archrock, Inc.	67,600	678,028
Baker Hughes Co.	457,663	16,466,715
Brigham Minerals, Inc., Class A	24,996	757,629
Bristow Group, Inc. *	11,857	376,934
Cactus, Inc., Class A	29,162	1,528,672
California Resources Corp.	41,019	1,791,300
Callon Petroleum Co. *	23,701	1,385,560
Centennial Resource Development, Inc., Class A *	96,911	769,473
ChampionX Corp.	101,486	2,361,579
Cheniere Energy, Inc.	119,148	16,295,872
Chesapeake Energy Corp.	53,061	5,167,080
Chevron Corp.	976,340	170,527,544
Civitas Resources, Inc.	36,673	2,799,984
Clean Energy Fuels Corp. *	85,965	475,386
CNX Resources Corp. *	104,181	2,262,811
Comstock Resources, Inc. *	48,611	938,192
ConocoPhillips	659,706	74,124,566
CONSOL Energy, Inc. *	16,228	836,716
Continental Resources, Inc.	29,951	2,038,765
Core Laboratories N.V.	24,114	679,533
Coterra Energy, Inc.	412,492	14,160,850
CVR Energy, Inc.	14,919	513,661
Delek US Holdings, Inc. *	38,414	1,120,152
Denbury, Inc. *	25,321	1,851,978
Devon Energy Corp.	319,226	23,910,027
Diamondback Energy, Inc.	86,478	13,146,386
DMC Global, Inc. *	9,497	262,782
Dril-Quip, Inc. *	18,860	592,958
DTE Midstream LLC *	49,154	2,855,847
Enviva, Inc.	14,062	1,095,289
EOG Resources, Inc.	295,946	40,532,764
EQT Corp.	151,845	7,246,043
Equitrans Midstream Corp.	205,316	1,615,837
Expro Group Holdings N.V. *	17,375	237,516
Exxon Mobil Corp.	2,144,300	205,852,800
Green Plains, Inc. *	27,253	887,903
Gulfport Energy Corp. *	5,417	524,095
Halliburton Co.	455,017	18,428,188
Helix Energy Solutions Group, Inc. *	75,079	348,367
Helmerich & Payne, Inc.	53,580	2,697,753
Hess Corp.	139,411	17,157,312
HF Sinclair Corp.	75,518	3,707,934
International Seaways, Inc.	21,184	511,170
Kinder Morgan, Inc.	986,687	19,427,867
Kosmos Energy Ltd. *	230,409	1,783,366

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Laredo Petroleum, Inc. *	6,862	577,575
Liberty Energy, Inc. *	55,791	907,720
Magnolia Oil & Gas Corp., Class A	73,333	2,024,724
Marathon Oil Corp.	394,486	12,398,695
Marathon Petroleum Corp.	293,265	29,851,444
Matador Resources Co.	55,836	3,400,412
Murphy Oil Corp.	73,682	3,125,590
Nabors Industries Ltd. *	4,110	685,425
New Fortress Energy, Inc.	21,441	998,936
NexTier Oilfield Solutions, Inc. *	80,503	877,483
Northern Oil and Gas, Inc.	33,576	1,097,599
NOV, Inc.	198,618	3,972,360
Oasis Petroleum, Inc.	9,429	1,496,665
Occidental Petroleum Corp.	449,632	31,163,994
Oceaneering International, Inc. *	52,644	669,632
ONEOK, Inc.	225,309	14,836,598
Ovintiv, Inc.	132,739	7,432,057
Par Pacific Holdings, Inc. *	22,282	365,425
Patterson-UTI Energy, Inc.	109,487	2,089,012
PBF Energy, Inc., Class A *	48,499	1,610,167
PDC Energy, Inc.	49,705	3,933,654
Peabody Energy Corp. *	47,691	1,125,984
Phillips 66	236,690	23,860,719
Pioneer Natural Resources Co.	114,905	31,936,696
ProPetro Holding Corp. *	42,471	554,247
Range Resources Corp. *	126,872	4,307,304
Renewable Energy Group, Inc. *	25,481	1,562,240
RPC, Inc. *	36,333	340,077
Schlumberger N.V.	710,294	32,645,112
SM Energy Co.	61,460	2,966,674
Southwestern Energy Co. *	564,681	5,149,891
Talos Energy, Inc. *	23,099	498,938
Targa Resources Corp.	115,729	8,334,803
TechnipFMC plc *	215,870	1,778,769
Tellurian, Inc. *	193,798	924,416
Texas Pacific Land Corp.	3,116	4,879,625
The Williams Cos., Inc.	614,348	22,767,737
Transocean Ltd. *	310,137	1,277,764
US Silica Holdings, Inc. *	39,060	690,581
Valaris Ltd. *	32,767	1,947,998
Valero Energy Corp.	207,228	26,856,749
Whiting Petroleum Corp.	19,274	1,704,978
World Fuel Services Corp.	32,140	796,751
		1,001,425,759

Food & Staples Retailing 1.3%
Albertsons Cos., Inc., Class A	51,228	1,565,015
BJ's Wholesale Club Holdings, Inc. *	68,535	3,966,121
Casey's General Stores, Inc.	18,722	3,923,008
Costco Wholesale Corp.	224,702	104,760,566
Grocery Outlet Holding Corp. *	45,199	1,728,862
Ingles Markets, Inc., Class A	6,857	610,684
Performance Food Group Co. *	78,734	3,412,332
PriceSmart, Inc.	12,458	979,573
Rite Aid Corp. *	27,796	154,824
SpartanNash Co.	17,832	613,599
Sprouts Farmers Market, Inc. *	56,881	1,540,906
Sysco Corp.	257,451	21,672,225
The Andersons, Inc.	15,146	569,641
The Chefs' Warehouse, Inc. *	16,247	580,505
The Kroger Co.	338,197	17,914,295
United Natural Foods, Inc. *	28,748	1,219,203
US Foods Holding Corp. *	112,668	3,731,564
Walgreens Boots Alliance, Inc.	362,229	15,876,497
Walmart, Inc.	716,605	92,176,901
Weis Markets, Inc.	8,782	645,653
		277,641,974

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	923,210	49,936,429
AppHarvest, Inc. *(a)	28,524	90,136
Archer-Daniels-Midland Co.	283,420	25,740,204
B&G Foods, Inc. (a)	33,995	768,627
Benson Hill, Inc. *(a)	69,745	241,318
Beyond Meat, Inc. *(a)	30,481	806,222
BRC, Inc., Class A *(a)	11,820	117,254
Brown-Forman Corp., Class A	27,873	1,759,623
Brown-Forman Corp., Class B	92,415	6,110,480
Bunge Ltd.	71,232	8,428,170
Calavo Growers, Inc.	8,630	293,852
Cal-Maine Foods, Inc.	18,840	899,233
Campbell Soup Co.	102,191	4,895,971
Celsius Holdings, Inc. *	19,081	1,280,144
Coca-Cola Consolidated, Inc.	2,294	1,296,041
Conagra Brands, Inc.	242,545	7,977,305
Constellation Brands, Inc., Class A	83,225	20,429,241
Darling Ingredients, Inc. *	81,989	6,564,859
Flowers Foods, Inc.	99,918	2,757,737
Fresh Del Monte Produce, Inc.	18,347	468,582
Freshpet, Inc. *	23,866	1,717,636
General Mills, Inc.	305,410	21,332,889
Hormel Foods Corp.	142,539	6,937,373
Hostess Brands, Inc. *	68,560	1,456,900
Ingredion, Inc.	33,437	3,166,150
J&J Snack Foods Corp.	7,733	991,525
John B Sanfilippo & Son, Inc.	4,469	341,342
Kellogg Co.	129,487	9,030,423
Keurig Dr Pepper, Inc.	372,563	12,942,839
Lamb Weston Holdings, Inc.	73,734	4,982,944
Lancaster Colony Corp.	10,222	1,246,062
McCormick & Co., Inc. Non Voting Shares	126,203	11,701,542
MGP Ingredients, Inc.	6,461	625,812
Mission Produce, Inc. *	17,030	227,691
Molson Coors Beverage Co., Class B	95,437	5,329,202
Mondelez International, Inc., Class A	703,183	44,694,312
Monster Beverage Corp. *	190,469	16,974,597
National Beverage Corp.	11,141	552,928
PepsiCo, Inc.	700,667	117,536,889
Philip Morris International, Inc.	785,007	83,406,994
Pilgrim's Pride Corp. *	24,404	813,141
Post Holdings, Inc. *	29,269	2,406,790
Sanderson Farms, Inc.	10,951	2,184,725
Seaboard Corp.	126	521,562
Sovos Brands, Inc. *	11,755	165,981
Tattooed Chef, Inc. *(a)	24,281	175,794
The Boston Beer Co., Inc., Class A *	4,704	1,671,331
The Coca-Cola Co.	1,969,117	124,802,635
The Duckhorn Portfolio, Inc. *	15,454	303,671
The Hain Celestial Group, Inc. *	47,407	1,249,174
The Hershey Co.	73,452	15,550,523
The J.M. Smucker Co.	54,744	6,863,255
The Kraft Heinz Co.	359,971	13,617,703
The Simply Good Foods Co. *	43,794	1,750,008
The Vita Coco Co., Inc. *	7,421	90,981
Tootsie Roll Industries, Inc.	9,418	311,453
TreeHouse Foods, Inc. *	28,907	1,188,656
Turning Point Brands, Inc.	7,166	209,534
Tyson Foods, Inc., Class A	148,168	13,277,335
Universal Corp.	13,088	833,444
Utz Brands, Inc.	34,112	477,568
Vector Group Ltd.	64,806	797,762
Vital Farms, Inc. *	12,663	125,364
		675,445,868

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 6.4%
1Life Healthcare, Inc. *	87,603	741,997
Abbott Laboratories	895,910	105,233,589
ABIOMED, Inc. *	23,053	6,079,076
Acadia Healthcare Co., Inc. *	45,241	3,219,802
Accolade, Inc. *	28,928	185,718
AdaptHealth Corp. *	48,919	880,053
Addus HomeCare Corp. *	8,466	706,911
Agiliti, Inc. *	13,973	269,958
agilon health, Inc. *	23,990	458,209
AirSculpt Technologies, Inc. *	4,793	42,274
Align Technology, Inc. *	36,988	10,269,348
Alignment Healthcare, Inc. *	14,493	154,785
Allscripts Healthcare Solutions, Inc. *	63,536	1,085,830
Amedisys, Inc. *	16,397	1,900,576
American Well Corp., Class A *	112,040	423,511
AmerisourceBergen Corp.	76,526	11,845,460
AMN Healthcare Services, Inc. *	23,832	2,309,321
AngioDynamics, Inc. *	21,422	420,514
Anthem, Inc.	122,965	62,664,194
Apollo Medical Holdings, Inc. *	18,880	708,755
Artivion, Inc. *	19,020	372,031
AtriCure, Inc. *	23,398	950,661
Atrion Corp.	656	412,486
Avanos Medical, Inc. *	24,126	692,175
Aveanna Healthcare Holdings, Inc. *	19,806	61,002
AxoGen, Inc. *	22,384	216,453
Axonics, Inc. *	23,286	1,164,300
Baxter International, Inc.	253,599	19,286,204
Becton Dickinson & Co.	144,133	36,869,221
BioLife Solutions, Inc. *	14,867	203,975
Bioventus, Inc., Class A *	12,433	122,838
Boston Scientific Corp. *	721,530	29,589,945
Brookdale Senior Living, Inc. *	94,978	541,375
Butterfly Network, Inc. *(a)	66,372	202,435
Cano Health, Inc. *	95,163	490,089
Cardinal Health, Inc.	139,758	7,871,171
Cardiovascular Systems, Inc. *	20,874	339,411
Centene Corp. *	295,357	24,053,874
Cerner Corp.	148,743	14,108,274
Certara, Inc. *	51,560	1,047,699
Cerus Corp. *	91,377	452,316
Change Healthcare, Inc. *	127,712	3,076,582
Chemed Corp.	7,840	3,797,696
Cigna Corp.	163,639	43,902,707
Clover Health Investments Corp. *(a)	144,456	385,698
Community Health Systems, Inc. *	61,814	323,905
Computer Programs & Systems, Inc. *	6,949	221,604
CONMED Corp.	14,781	1,718,882
CorVel Corp. *	4,649	693,445
Covetrus, Inc. *	52,521	1,093,487
CryoPort, Inc. *	26,144	665,365
CVS Health Corp.	664,933	64,332,268
Danaher Corp.	322,474	85,075,091
DaVita, Inc. *	30,844	3,006,982
Definitive Healthcare Corp. *	13,980	273,309
Dentsply Sirona, Inc.	110,134	4,356,901
DexCom, Inc. *	49,055	14,615,447
DocGo, Inc. *	38,118	287,791
Doximity, Inc., Class A *	46,975	1,643,655
Eargo, Inc. *	18,193	28,199
Edwards Lifesciences Corp. *	316,421	31,911,058
Embecta Corp. *	28,703	711,260
Encompass Health Corp.	50,466	3,307,542
Enovis Corp. *	23,087	1,531,592
Envista Holdings Corp. *	81,867	3,523,556
Evolent Health, Inc., Class A *	41,845	1,177,100
SECURITY	NUMBER OF SHARES	VALUE ($)
Figs, Inc., Class A *	17,801	158,429
Fulgent Genetics, Inc. *	9,710	529,292
Glaukos Corp. *	24,141	985,677
Globus Medical, Inc., Class A *	40,260	2,681,316
GoodRx Holdings, Inc., Class A *	36,931	294,340
Guardant Health, Inc. *	52,201	2,139,197
Haemonetics Corp. *	26,080	1,649,821
Hanger, Inc. *	18,488	291,926
HCA Healthcare, Inc.	121,400	25,542,560
Health Catalyst, Inc. *	25,373	371,714
HealthEquity, Inc. *	42,933	2,686,747
HealthStream, Inc. *	14,933	304,185
Henry Schein, Inc. *	70,337	6,023,661
Heska Corp. *	5,668	565,610
Hims & Hers Health, Inc. *	63,151	255,130
Hologic, Inc. *	127,031	9,561,623
Humana, Inc.	65,132	29,584,908
ICU Medical, Inc. *	9,982	1,813,130
IDEXX Laboratories, Inc. *	42,967	16,826,737
Inari Medical, Inc. *	15,955	1,049,839
Inogen, Inc. *	11,589	297,606
Inspire Medical Systems, Inc. *	13,971	2,470,492
Insulet Corp. *	35,034	7,479,058
Integer Holdings Corp. *	16,439	1,311,503
Integra LifeSciences Holdings Corp. *	37,167	2,328,141
Intuitive Surgical, Inc. *	181,332	41,278,416
iRhythm Technologies, Inc. *	14,720	2,073,312
Laboratory Corp. of America Holdings	46,987	11,592,633
Lantheus Holdings, Inc. *	34,647	2,374,012
LeMaitre Vascular, Inc.	9,749	445,724
LHC Group, Inc. *	15,924	2,653,894
LifeStance Health Group, Inc. *(a)	22,853	170,255
LivaNova plc *	26,743	1,820,396
Masimo Corp. *	25,498	3,580,684
McKesson Corp.	75,930	24,957,432
MEDNAX, Inc. *	43,773	845,694
Medtronic plc	681,267	68,228,890
Meridian Bioscience, Inc. *	20,814	572,385
Merit Medical Systems, Inc. *	26,086	1,601,420
Mesa Laboratories, Inc.	2,467	516,220
ModivCare, Inc. *	6,013	573,821
Molina Healthcare, Inc. *	29,585	8,586,159
Multiplan Corp. *	119,259	596,295
National HealthCare Corp.	7,164	503,558
National Research Corp.	6,156	220,939
Natus Medical, Inc. *	18,624	610,681
Neogen Corp. *	54,196	1,434,026
Nevro Corp. *	17,653	769,318
NextGen Healthcare, Inc. *	28,087	508,656
Novocure Ltd. *	44,932	3,611,634
NuVasive, Inc. *	25,995	1,492,373
Oak Street Health, Inc. *	70,462	1,330,323
Omnicell, Inc. *	22,305	2,479,424
Option Care Health, Inc. *	69,661	2,114,908
OraSure Technologies, Inc. *	39,969	165,871
Orthofix Medical, Inc. *	9,465	260,193
OrthoPediatrics Corp. *	7,833	361,650
Outset Medical, Inc. *	20,536	447,685
Owens & Minor, Inc.	37,641	1,312,918
Paragon 28, Inc. *	4,437	79,511
Patterson Cos., Inc.	44,503	1,405,850
Penumbra, Inc. *	17,665	2,595,342
PetIQ, Inc. *	14,444	247,859
Phreesia, Inc. *	27,494	498,741
Premier, Inc., Class A	59,160	2,213,176
Privia Health Group, Inc. *	13,288	318,380
PROCEPT BioRobotics Corp. *	4,065	159,023
Progyny, Inc. *	34,770	1,099,080

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pulmonx Corp. *	17,627	321,869
Quest Diagnostics, Inc.	59,999	8,461,059
QuidelOrtho Corp. *	25,050	2,380,495
R1 RCM, Inc. *	68,300	1,466,401
RadNet, Inc. *	23,288	478,103
ResMed, Inc.	73,957	15,047,291
Schrodinger, Inc. *	23,410	604,914
SeaSpine Holdings Corp. *	15,249	126,109
Select Medical Holdings Corp.	55,095	1,341,563
Sema4 Holdings Corp. *	63,932	130,421
Semler Scientific, Inc. *	2,583	71,962
Senseonics Holdings, Inc. *(a)	207,393	240,576
Sharecare, Inc. *	143,626	400,717
Shockwave Medical, Inc. *	17,729	2,911,279
SI-BONE, Inc. *	15,272	228,316
Sight Sciences, Inc. *	5,156	44,290
Signify Health, Inc., Class A *	12,002	163,587
Silk Road Medical, Inc. *	17,291	574,407
Simulations Plus, Inc.	7,524	357,240
SmileDirectClub, Inc. *(a)	31,536	44,466
STAAR Surgical Co. *	23,956	1,579,659
STERIS plc	50,625	11,552,625
Stryker Corp.	170,209	39,914,010
Surgery Partners, Inc. *	18,526	726,219
Surmodics, Inc. *	7,974	312,820
Tactile Systems Technology, Inc. *	10,382	105,481
Tandem Diabetes Care, Inc. *	32,013	2,182,326
Teladoc Health, Inc. *	81,035	2,762,483
Teleflex, Inc.	23,780	6,842,457
Tenet Healthcare Corp. *	53,864	3,485,539
The Cooper Cos., Inc.	25,018	8,774,813
The Ensign Group, Inc.	26,713	2,168,294
The Joint Corp. *	7,015	117,010
The Pennant Group, Inc. *	12,954	247,810
Tivity Health, Inc. *	21,685	702,594
TransMedics Group, Inc. *	14,299	417,102
Treace Medical Concepts, Inc. *	5,897	98,421
UnitedHealth Group, Inc.	477,030	236,978,963
Universal Health Services, Inc., Class B	36,797	4,585,274
US Physical Therapy, Inc.	6,398	720,351
Vapotherm, Inc. *	10,865	35,094
Varex Imaging Corp. *	20,123	463,634
Veeva Systems, Inc., Class A *	70,644	12,027,847
Vicarious Surgical, Inc. *	18,208	79,751
ViewRay, Inc. *	87,303	252,306
West Pharmaceutical Services, Inc.	37,556	11,656,631
Zimmer Biomet Holdings, Inc.	105,674	12,703,072
Zimvie, Inc. *	10,515	228,912
		1,333,336,904

Household & Personal Products 1.5%
BellRing Brands, Inc. *	55,345	1,447,272
Central Garden & Pet Co. *	5,310	239,906
Central Garden & Pet Co., Class A *	19,651	831,827
Church & Dwight Co., Inc.	122,249	11,009,745
Colgate-Palmolive Co.	426,809	33,636,817
Coty, Inc., Class A *	176,124	1,248,719
Edgewell Personal Care Co.	28,300	1,030,120
elf Beauty, Inc. *	25,514	679,183
Energizer Holdings, Inc.	34,038	1,020,800
Herbalife Nutrition Ltd. *	50,216	1,094,207
Inter Parfums, Inc.	9,121	673,130
Kimberly-Clark Corp.	170,355	22,660,622
Medifast, Inc.	5,909	985,326
Nu Skin Enterprises, Inc., Class A	25,215	1,176,280
Olaplex Holdings, Inc. *	35,144	566,521
Revlon, Inc., Class A *	5,697	23,870
SECURITY	NUMBER OF SHARES	VALUE ($)
Reynolds Consumer Products, Inc.	27,659	752,878
Spectrum Brands Holdings, Inc.	20,991	1,841,750
The Beauty Health Co. *	48,619	693,793
The Clorox Co.	62,579	9,096,483
The Estee Lauder Cos., Inc., Class A	117,858	30,012,540
The Honest Co., Inc. *	13,209	45,439
The Procter & Gamble Co.	1,213,805	179,497,483
USANA Health Sciences, Inc. *	5,502	386,956
WD-40 Co.	6,940	1,310,202
		301,961,869

Insurance 2.3%
Aflac, Inc.	303,452	18,380,088
Alleghany Corp. *	6,936	5,783,098
Ambac Financial Group, Inc. *	22,324	239,090
American Equity Investment Life Holding Co.	42,446	1,708,876
American Financial Group, Inc.	33,291	4,704,018
American International Group, Inc.	421,065	24,708,094
AMERISAFE, Inc.	9,823	495,079
Aon plc, Class A	108,825	29,999,788
Arch Capital Group Ltd. *	196,581	9,329,734
Argo Group International Holdings Ltd.	17,725	750,831
Arthur J. Gallagher & Co.	105,539	17,090,986
Assurant, Inc.	28,677	5,066,939
Assured Guaranty Ltd.	35,172	2,069,872
Axis Capital Holdings Ltd.	39,498	2,313,398
Brighthouse Financial, Inc. *	39,328	1,931,791
Brown & Brown, Inc.	118,073	7,009,994
BRP Group, Inc., Class A *	28,675	723,183
Chubb Ltd.	218,139	46,090,589
Cincinnati Financial Corp.	75,741	9,684,244
CNA Financial Corp.	14,915	683,704
CNO Financial Group, Inc.	61,017	1,255,120
eHealth, Inc. *	10,535	110,617
Employers Holdings, Inc.	13,888	575,102
Enstar Group Ltd. *	6,354	1,473,683
Erie Indemnity Co., Class A	12,777	2,143,342
Everest Re Group Ltd.	20,024	5,656,780
Fidelity National Financial, Inc.	144,489	6,111,885
First American Financial Corp.	55,265	3,348,506
Genworth Financial, Inc., Class A *	257,931	1,044,620
Globe Life, Inc.	47,173	4,602,670
Goosehead Insurance, Inc., Class A	9,782	506,512
Hagerty, Inc., Class A *(a)	13,980	155,597
Hippo Holdings, Inc. *	186,179	264,374
Horace Mann Educators Corp.	20,444	827,164
James River Group Holdings Ltd.	18,754	479,165
Kemper Corp.	30,632	1,618,289
Kinsale Capital Group, Inc.	10,700	2,352,716
Lemonade, Inc. *(a)	19,232	432,528
Lincoln National Corp.	84,417	4,890,277
Loews Corp.	100,010	6,549,655
Markel Corp. *	6,919	9,475,086
Marsh & McLennan Cos., Inc.	256,137	40,969,113
MBIA, Inc. *	23,094	323,547
Mercury General Corp.	13,087	640,609
MetLife, Inc.	355,640	23,966,580
MetroMile, Inc. *	23,343	24,510
National Western Life Group, Inc., Class A	1,192	249,235
Old Republic International Corp.	143,255	3,426,660
Oscar Health, Inc., Class A *	19,490	94,332
Palomar Holdings, Inc. *	12,126	753,631
Primerica, Inc.	20,118	2,534,868
Principal Financial Group, Inc.	123,242	8,988,039
ProAssurance Corp.	28,818	640,048

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prudential Financial, Inc.	191,703	20,368,444
Reinsurance Group of America, Inc.	34,214	4,305,832
RenaissanceRe Holdings Ltd.	22,405	3,439,616
RLI Corp.	20,088	2,433,059
Root, Inc., Class A *	36,660	50,957
Ryan Specialty Group Holdings, Inc., Class A *	29,110	1,093,663
Safety Insurance Group, Inc.	7,588	704,622
Selective Insurance Group, Inc.	30,486	2,417,540
Selectquote, Inc. *	61,192	178,681
SiriusPoint Ltd. *	42,673	238,969
Stewart Information Services Corp.	14,224	789,290
The Allstate Corp.	141,860	19,390,843
The Hanover Insurance Group, Inc.	17,921	2,627,219
The Hartford Financial Services Group, Inc.	169,420	12,284,644
The Progressive Corp.	295,958	35,331,466
The Travelers Cos., Inc.	121,984	21,840,015
Trupanion, Inc. *	17,462	1,167,859
United Fire Group, Inc.	11,594	375,761
Unum Group	103,805	3,783,692
W.R. Berkley Corp.	105,649	7,514,813
White Mountains Insurance Group Ltd.	1,539	1,915,839
Willis Towers Watson plc	61,800	13,044,126
		480,545,206

Materials 3.1%
AdvanSix, Inc.	14,378	666,133
Air Products and Chemicals, Inc.	112,341	27,653,861
Albemarle Corp.	59,224	15,423,114
Alcoa Corp.	93,031	5,741,873
Allegheny Technologies, Inc. *	63,966	1,759,065
Amcor plc	769,332	10,078,249
Amyris, Inc. *(a)	95,598	243,775
AptarGroup, Inc.	33,426	3,579,590
Arconic Corp. *	54,541	1,534,238
Ashland Global Holdings, Inc.	27,105	2,900,777
Avery Dennison Corp.	41,999	7,247,347
Avient Corp.	46,770	2,301,084
Axalta Coating Systems Ltd. *	107,556	2,921,221
Balchem Corp.	16,063	1,998,719
Ball Corp.	164,020	11,627,378
Berry Global Group, Inc. *	67,817	3,955,766
Boise Cascade Co.	20,097	1,553,900
Cabot Corp.	28,805	2,177,946
Carpenter Technology Corp.	24,615	867,186
Celanese Corp.	54,816	8,579,800
Century Aluminum Co. *	24,934	294,221
CF Industries Holdings, Inc.	108,431	10,709,730
Chase Corp.	3,389	273,797
Clearwater Paper Corp. *	9,018	309,768
Cleveland-Cliffs, Inc. *	241,327	5,593,960
Coeur Mining, Inc. *	134,022	521,346
Commercial Metals Co.	61,818	2,456,029
Compass Minerals International, Inc.	17,464	784,658
Corteva, Inc.	368,425	23,070,773
Crown Holdings, Inc.	63,864	6,669,956
Danimer Scientific, Inc. *(a)	44,162	193,871
Diversey Holdings Ltd. *	21,611	211,788
Dow, Inc.	373,411	25,384,480
DuPont de Nemours, Inc.	259,646	17,616,981
Eagle Materials, Inc.	19,862	2,593,183
Eastman Chemical Co.	65,791	7,247,537
Ecolab, Inc.	126,157	20,678,394
Ecovyst, Inc.	30,284	311,017
Element Solutions, Inc.	110,765	2,358,187
FMC Corp.	64,058	7,852,230
SECURITY	NUMBER OF SHARES	VALUE ($)
Freeport-McMoRan, Inc.	744,118	29,080,131
Gatos Silver, Inc. *	23,369	71,977
GCP Applied Technologies, Inc. *	26,913	837,533
Ginkgo Bioworks Holdings, Inc. *(a)	588,942	1,813,941
Glatfelter Corp.	23,514	202,691
Graphic Packaging Holding Co.	141,852	3,157,625
Greif, Inc., Class A	17,162	1,020,624
H.B. Fuller Co.	26,678	1,896,272
Hawkins, Inc.	8,962	324,066
Hecla Mining Co.	270,339	1,276,000
Huntsman Corp.	104,809	3,799,326
Ingevity Corp. *	19,886	1,385,656
Innospec, Inc.	12,224	1,247,215
International Flavors & Fragrances, Inc.	128,748	17,016,623
International Paper Co.	195,805	9,486,752
Kaiser Aluminum Corp.	7,934	810,617
Koppers Holdings, Inc.	9,702	262,924
Kronos Worldwide, Inc.	9,564	182,194
Lightwave Logic, Inc. *(a)	50,385	403,584
Linde plc	259,695	84,317,773
Livent Corp. *	80,962	2,573,782
Louisiana-Pacific Corp.	44,244	3,055,491
LyondellBasell Industries N.V., Class A	133,304	15,229,982
Martin Marietta Materials, Inc.	31,577	10,716,602
Materion Corp.	10,528	863,085
McEwen Mining, Inc. *	217,846	128,529
Mercer International, Inc.	21,717	320,760
Minerals Technologies, Inc.	16,637	1,102,368
MP Materials Corp. *	37,341	1,472,356
Myers Industries, Inc.	19,743	469,883
Neenah, Inc.	8,630	327,163
NewMarket Corp.	3,451	1,137,174
Newmont Corp.	403,136	27,352,778
Nucor Corp.	137,845	18,258,949
O-I Glass, Inc. *	81,114	1,334,325
Olin Corp.	72,049	4,740,104
Orion Engineered Carbons S.A.	30,525	589,438
Packaging Corp. of America	47,829	7,522,545
Pactiv Evergreen, Inc.	20,458	210,513
Piedmont Lithium, Inc. *	7,863	509,208
PPG Industries, Inc.	120,491	15,240,907
PureCycle Technologies, Inc. *(a)	37,737	322,274
Quaker Chemical Corp.	6,897	1,078,691
Ranpak Holdings Corp. *	20,023	249,487
Reliance Steel & Aluminum Co.	31,601	6,143,234
Resolute Forest Products, Inc.	24,565	355,210
Royal Gold, Inc.	33,286	3,763,981
RPM International, Inc.	65,813	5,798,125
Schnitzer Steel Industries, Inc., Class A	13,423	545,242
Schweitzer-Mauduit International, Inc.	15,464	419,384
Sealed Air Corp.	75,654	4,704,166
Sensient Technologies Corp.	21,084	1,843,585
Silgan Holdings, Inc.	42,102	1,844,489
Sonoco Products Co.	50,189	2,934,551
Steel Dynamics, Inc.	95,490	8,152,936
Stepan Co.	10,575	1,185,563
Summit Materials, Inc., Class A *	61,116	1,669,078
SunCoke Energy, Inc.	39,096	316,287
Sylvamo Corp. *	17,923	909,413
The Chemours Co.	80,632	3,474,433
The Mosaic Co.	187,601	11,753,203
The Scotts Miracle-Gro Co.	20,533	1,942,832
The Sherwin-Williams Co.	122,218	32,759,313
TimkenSteel Corp. *	20,268	468,191
Trinseo plc	19,373	916,149

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tronox Holdings plc, Class A	58,332	1,050,559
United States Lime & Minerals, Inc.	858	102,033
United States Steel Corp.	133,316	3,342,232
Valvoline, Inc.	91,358	3,056,839
Vulcan Materials Co.	67,074	11,058,490
Warrior Met Coal, Inc.	26,427	888,476
Westlake Corp.	16,729	2,210,068
Westrock Co.	132,911	6,444,854
Worthington Industries, Inc.	15,913	742,182
Zymergen, Inc. *	11,107	15,772
		642,153,716

Media & Entertainment 6.9%
Activision Blizzard, Inc.	394,662	30,736,277
AdTheorent Holding Co., Inc. *(a)	25,463	239,607
Advantage Solutions, Inc. *	53,294	229,164
Alphabet, Inc., Class A *	152,321	346,566,832
Alphabet, Inc., Class C *	140,691	320,885,219
Altice USA, Inc., Class A *	114,678	1,305,036
AMC Entertainment Holdings, Inc., Class A *(a)	259,121	3,715,795
AMC Networks, Inc., Class A *	14,972	587,801
Angi, Inc. *	40,391	221,747
Bumble, Inc., Class A *	35,584	1,014,144
Cable One, Inc.	2,530	3,296,843
Cardlytics, Inc. *	16,712	433,008
Cargurus, Inc. *	44,357	1,123,119
Cars.com, Inc. *	33,066	342,233
Charter Communications, Inc., Class A *	60,396	30,616,544
Cinemark Holdings, Inc. *	56,462	958,725
Clear Channel Outdoor Holdings, Inc. *	249,287	393,873
Comcast Corp., Class A	2,291,468	101,466,203
DISH Network Corp., Class A *	126,794	2,894,707
Electronic Arts, Inc.	142,646	19,777,868
Eventbrite, Inc., Class A *	39,876	467,745
Fox Corp., Class A	158,763	5,637,674
Fox Corp., Class B	74,825	2,447,526
fuboTV, Inc. *	81,522	268,207
Gannett Co., Inc. *	81,792	321,443
Gray Television, Inc.	43,971	867,108
IAC/InterActiveCorp *	42,130	3,593,689
iHeartMedia, Inc., Class A *	54,283	640,539
Integral Ad Science Holding Corp. *	7,081	86,247
John Wiley & Sons, Inc., Class A	22,601	1,196,949
Liberty Broadband Corp., Class A *	11,770	1,436,058
Liberty Broadband Corp., Class C *	71,671	8,971,059
Liberty Media Corp. - Liberty Braves, Class A *	5,522	140,148
Liberty Media Corp. - Liberty Braves, Class C *	20,221	496,426
Liberty Media Corp. - Liberty Formula One, Class A *	11,402	650,142
Liberty Media Corp. - Liberty Formula One, Class C *	102,602	6,391,079
Liberty Media Corp. - Liberty SiriusXM, Class A *	39,218	1,620,096
Liberty Media Corp. - Liberty SiriusXM, Class C *	81,011	3,329,552
Lions Gate Entertainment Corp., Class A *	28,538	291,944
Lions Gate Entertainment Corp., Class B *	63,459	595,880
Live Nation Entertainment, Inc. *	68,038	6,467,012
Loyalty Ventures, Inc. *	9,948	105,449
SECURITY	NUMBER OF SHARES	VALUE ($)
Madison Square Garden Entertainment Corp. *	13,131	890,150
Madison Square Garden Sports Corp. *	8,777	1,438,199
Magnite, Inc. *	57,704	634,167
Match Group, Inc. *	143,270	11,286,811
MediaAlpha, Inc., Class A *	11,243	113,554
Meta Platforms, Inc., Class A *	1,169,798	226,519,685
NerdWallet, Inc., Class A *	4,959	57,673
Netflix, Inc. *	225,072	44,438,216
News Corp., Class A	198,733	3,457,954
News Corp., Class B	60,907	1,070,745
Nexstar Media Group, Inc., Class A	20,534	3,597,967
Nextdoor Holdings, Inc. *	33,724	95,776
Omnicom Group, Inc.	105,561	7,875,906
Paramount Global, Class B	312,014	10,711,441
Pinterest, Inc., Class A *	288,644	5,671,855
Playtika Holding Corp. *	51,063	756,243
QuinStreet, Inc. *	23,763	261,393
Roku, Inc. *	59,312	5,628,709
Scholastic Corp.	15,024	563,851
Sinclair Broadcast Group, Inc., Class A	24,300	588,789
Sirius XM Holdings, Inc. (a)	464,248	2,971,187
Skillz, Inc. *	128,702	244,534
Snap, Inc., Class A *	545,968	7,703,608
System1, Inc. *(a)	9,935	100,840
Take-Two Interactive Software, Inc. *	80,254	9,993,966
TechTarget, Inc. *	13,549	963,198
TEGNA, Inc.	110,688	2,424,067
The E.W. Scripps Co., Class A *	28,608	454,009
The Interpublic Group of Cos., Inc.	199,840	6,440,843
The New York Times Co., Class A	85,042	2,933,099
The Walt Disney Co. *	922,387	101,868,420
TripAdvisor, Inc. *	49,408	1,227,295
Twitter, Inc. *	405,242	16,047,583
Vimeo, Inc. *	78,846	685,172
Warner Bros Discovery, Inc. *	1,119,623	20,657,044
Warner Music Group Corp., Class A	58,138	1,726,117
WideOpenWest, Inc. *	28,178	619,352
World Wrestling Entertainment, Inc., Class A	21,636	1,444,636
Yelp, Inc. *	35,499	1,044,026
Zillow Group, Inc., Class A *	18,627	744,335
Zillow Group, Inc., Class C *	84,815	3,384,119
ZipRecruiter, Inc., Class A *	5,716	102,659
ZoomInfo Technologies, Inc. *	153,310	6,192,191
		1,428,458,101

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
10X Genomics, Inc., Class A *	46,312	2,370,711
2seventy bio, Inc. *	12,090	149,916
4D Molecular Therapeutics, Inc. *	13,971	106,040
AbbVie, Inc.	895,159	131,919,582
Absci Corp. *	6,346	23,163
ACADIA Pharmaceuticals, Inc. *	58,489	944,597
Adaptive Biotechnologies Corp. *	54,958	429,772
Aerie Pharmaceuticals, Inc. *	28,108	145,599
Agenus, Inc. *	134,686	224,926
Agilent Technologies, Inc.	152,232	19,418,714
Agios Pharmaceuticals, Inc. *	27,473	534,899
Akero Therapeutics, Inc. *	12,279	106,091
Akoya Biosciences, Inc. *	5,492	63,982
Alector, Inc. *	29,847	264,444
Alkermes plc *	83,534	2,493,490
Allakos, Inc. *	16,233	48,699
Allogene Therapeutics, Inc. *	37,908	300,610
Allovir, Inc. *	14,136	54,706

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Alnylam Pharmaceuticals, Inc. *	61,095	7,685,751
ALX Oncology Holdings, Inc. *	5,980	45,867
Amgen, Inc.	285,154	73,210,438
Amicus Therapeutics, Inc. *	126,170	961,415
Amneal Pharmaceuticals, Inc. *	55,505	201,483
Amphastar Pharmaceuticals, Inc. *	18,807	698,492
Amylyx Pharmaceuticals, Inc. *	5,401	48,015
AnaptysBio, Inc. *	11,266	213,941
Anavex Life Sciences Corp. *	37,965	345,861
Anika Therapeutics, Inc. *	7,652	166,354
Apellis Pharmaceuticals, Inc. *	44,932	1,862,431
Arcellx, Inc. *	6,564	79,490
Arcturus Therapeutics Holdings, Inc. *	10,687	212,458
Arcus Biosciences, Inc. *	24,029	455,350
Arcutis Biotherapeutics, Inc. *	15,682	327,440
Arrowhead Pharmaceuticals, Inc. *	53,120	1,772,083
Arvinas, Inc. *	21,799	908,800
Atara Biotherapeutics, Inc. *	49,421	256,989
Atea Pharmaceuticals, Inc. *	26,958	212,429
Avantor, Inc. *	309,093	9,903,340
Avid Bioservices, Inc. *	30,158	403,212
Avidity Biosciences, Inc. *	21,826	304,036
Axsome Therapeutics, Inc. *	16,264	406,600
Beam Therapeutics, Inc. *	22,912	806,044
Berkeley Lights, Inc. *	12,302	58,804
BioCryst Pharmaceuticals, Inc. *	91,552	852,349
Biogen, Inc. *	74,183	14,836,600
Biohaven Pharmaceutical Holding Co., Ltd. *	31,384	4,510,822
BioMarin Pharmaceutical, Inc. *	92,872	6,977,473
Bionano Genomics, Inc. *(a)	140,942	243,830
Bio-Rad Laboratories, Inc., Class A *	10,915	5,869,978
Bio-Techne Corp.	19,893	7,355,039
Bioxcel Therapeutics, Inc. *	10,094	118,100
Blueprint Medicines Corp. *	30,025	1,651,375
Bridgebio Pharma, Inc. *	53,454	365,091
Bristol-Myers Squibb Co.	1,103,540	83,262,093
Bruker Corp.	51,334	3,207,348
C4 Therapeutics, Inc. *	18,620	135,181
Cara Therapeutics, Inc. *	21,539	179,204
CareDx, Inc. *	26,839	675,001
Caribou Biosciences, Inc. *	9,618	80,118
Cassava Sciences, Inc. *(a)	18,945	579,717
Castle Biosciences, Inc. *	11,739	261,428
Catalent, Inc. *	90,851	9,363,104
Catalyst Pharmaceuticals, Inc. *	52,418	377,410
Celldex Therapeutics, Inc. *	23,313	548,322
Century Therapeutics, Inc. *	5,148	44,736
Cerevel Therapeutics Holdings, Inc. *	27,818	726,884
Charles River Laboratories International, Inc. *	25,593	5,990,809
ChemoCentryx, Inc. *	25,763	573,742
Chimerix, Inc. *	37,135	69,814
CinCor Pharma, Inc. *	6,544	101,825
Clene, Inc. *	22,659	49,397
Clovis Oncology, Inc. *(a)	92,691	64,448
Codexis, Inc. *	30,696	327,833
Coherus Biosciences, Inc. *	33,901	248,833
Collegium Pharmaceutical, Inc. *	17,779	277,708
Corcept Therapeutics, Inc. *	48,860	1,018,242
Crinetics Pharmaceuticals, Inc. *	21,822	365,519
CRISPR Therapeutics AG *	36,267	2,105,299
Cullinan Oncology, Inc. *	12,160	129,990
Cytek Biosciences, Inc. *	6,990	67,873
Cytokinetics, Inc. *	43,569	1,738,403
Day One Biopharmaceuticals, Inc. *	5,155	32,064
Deciphera Pharmaceuticals, Inc. *	20,503	222,253
Denali Therapeutics, Inc. *	46,455	1,128,392
SECURITY	NUMBER OF SHARES	VALUE ($)
Design Therapeutics, Inc. *	6,772	84,515
DICE Therapeutics, Inc. *	6,774	93,143
Dynavax Technologies Corp. *	55,661	660,139
Dyne Therapeutics, Inc. *	13,752	66,147
Eagle Pharmaceuticals, Inc. *	5,378	251,153
Edgewise Therapeutics, Inc. *	6,203	38,769
Editas Medicine, Inc. *	34,794	396,304
Elanco Animal Health, Inc. *	240,784	5,706,581
Eli Lilly & Co.	402,092	126,031,716
Emergent BioSolutions, Inc. *	24,165	796,478
Enanta Pharmaceuticals, Inc. *	9,884	394,668
Endo International plc *	124,138	65,508
Entrada Therapeutics, Inc. *	4,912	33,205
EQRx, Inc. *(a)	118,160	656,970
Erasca, Inc. *	8,991	48,731
Evelo Biosciences, Inc. *(a)	13,520	28,392
Exact Sciences Corp. *	88,542	4,410,277
Exelixis, Inc. *	159,759	2,928,382
Fate Therapeutics, Inc. *	40,805	942,596
FibroGen, Inc. *	43,380	426,859
Finch Therapeutics Group, Inc. *	5,153	12,213
Forma Therapeutics Holdings, Inc. *	8,256	46,977
G1 Therapeutics, Inc. *	16,325	79,340
Generation Bio Co. *	11,908	66,923
Gilead Sciences, Inc.	635,210	41,193,368
Global Blood Therapeutics, Inc. *	31,175	777,505
Gossamer Bio, Inc. *	26,205	184,745
GreenLight Biosciences Holdings PBC *(a)	31,412	232,135
Halozyme Therapeutics, Inc. *	71,005	3,264,810
Harmony Biosciences Holdings, Inc. *	11,484	500,702
Heron Therapeutics, Inc. *	61,602	203,287
Horizon Therapeutics plc *	114,549	10,273,900
Humacyte, Inc. *(a)	33,114	179,809
IGM Biosciences, Inc. *	8,365	140,365
Illumina, Inc. *	79,239	18,976,156
ImmunityBio, Inc. *(a)	31,173	117,210
ImmunoGen, Inc. *	109,301	400,042
Immunovant, Inc. *	33,658	142,710
Incyte Corp. *	95,750	7,266,467
Inhibrx, Inc. *	10,383	135,706
Innoviva, Inc. *	32,918	499,366
Inovio Pharmaceuticals, Inc. *(a)	106,549	199,247
Insmed, Inc. *	60,091	1,130,913
Instil Bio, Inc. *	9,838	59,077
Intellia Therapeutics, Inc. *	35,049	1,617,161
Intra-Cellular Therapies, Inc. *	43,315	2,486,281
Invitae Corp. *	110,101	404,071
Ionis Pharmaceuticals, Inc. *	71,509	2,611,509
Iovance Biotherapeutics, Inc. *	72,276	487,863
IQVIA Holdings, Inc. *	96,665	20,807,141
Ironwood Pharmaceuticals, Inc. *	83,276	938,521
iTeos Therapeutics, Inc. *	10,281	179,918
Jazz Pharmaceuticals plc *	31,076	4,651,456
Johnson & Johnson	1,333,188	239,347,242
Karuna Therapeutics, Inc. *	11,489	1,198,532
Keros Therapeutics, Inc. *	6,249	211,216
Kinnate Biopharma, Inc. *	8,087	64,211
Kodiak Sciences, Inc. *	10,853	78,576
Kronos Bio, Inc. *	13,087	48,684
Krystal Biotech, Inc. *	10,579	622,892
Kura Oncology, Inc. *	32,818	431,885
Kymera Therapeutics, Inc. *	17,791	253,878
Lexicon Pharmaceuticals, Inc. *	39,264	69,497
Ligand Pharmaceuticals, Inc. *	8,637	767,916
Lyell Immunopharma, Inc. *	11,561	47,863
MacroGenics, Inc. *	28,293	98,177
Madrigal Pharmaceuticals, Inc. *	6,219	412,879
MannKind Corp. *	133,041	556,111

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Maravai LifeSciences Holdings, Inc., Class A *	54,766	1,705,961
Medpace Holdings, Inc. *	14,788	2,118,233
Merck & Co., Inc.	1,278,919	117,698,916
Mersana Therapeutics, Inc. *	17,817	59,509
Mettler-Toledo International, Inc. *	11,661	14,997,445
MiMedx Group, Inc. *	38,425	150,242
Mirati Therapeutics, Inc. *	25,202	986,910
Moderna, Inc. *	178,519	25,944,166
Monte Rosa Therapeutics, Inc. *	5,657	43,785
Morphic Holding, Inc. *	12,921	302,868
Myovant Sciences Ltd. *	21,193	219,771
Myriad Genetics, Inc. *	41,774	803,732
NanoString Technologies, Inc. *	23,441	366,617
Natera, Inc. *	45,961	1,686,309
Nektar Therapeutics *	95,088	330,906
NeoGenomics, Inc. *	61,689	519,421
Neurocrine Biosciences, Inc. *	48,446	4,529,217
NGM Biopharmaceuticals, Inc. *	19,093	264,247
Nkarta, Inc. *(a)	13,761	198,571
Novavax, Inc. *	38,096	2,107,852
Nurix Therapeutics, Inc. *	20,237	204,191
Nuvation Bio, Inc. *	59,520	210,106
Ocugen, Inc. *(a)	100,396	237,939
Omeros Corp. *(a)	31,853	78,995
OPKO Health, Inc. *	213,490	640,470
Organogenesis Holdings, Inc. *	31,041	174,140
Organon & Co.	128,263	4,868,863
Pacific Biosciences of California, Inc. *	112,317	632,345
Pacira BioSciences, Inc. *	22,953	1,451,777
Pardes Biosciences, Inc. *(a)	18,063	101,875
PerkinElmer, Inc.	63,618	9,521,706
Perrigo Co., plc	67,765	2,701,113
Personalis, Inc. *	18,729	74,167
Pfizer, Inc.	2,842,857	150,785,135
Phathom Pharmaceuticals, Inc. *	9,493	68,065
Phibro Animal Health Corp., Class A	10,564	202,934
Pliant Therapeutics, Inc. *	11,865	66,800
PMV Pharmaceuticals, Inc. *	13,753	161,735
Poseida Therapeutics, Inc. *	16,835	38,215
Praxis Precision Medicines, Inc. *	18,093	150,172
Precigen, Inc. *	49,209	65,940
Precision BioSciences, Inc. *	21,874	36,748
Prestige Consumer Healthcare, Inc. *	25,282	1,411,241
Prometheus Biosciences, Inc. *	6,099	158,940
Protagonist Therapeutics, Inc. *	22,389	196,128
Prothena Corp. plc *	19,061	519,031
PTC Therapeutics, Inc. *	37,002	1,086,749
Quanterix Corp. *	16,936	285,541
Radius Health, Inc. *	23,974	151,755
RAPT Therapeutics, Inc. *	10,018	147,465
Reata Pharmaceuticals, Inc., Class A *	13,886	392,696
Recursion Pharmaceuticals, Inc., Class A *	10,274	62,877
Regeneron Pharmaceuticals, Inc. *	54,040	35,922,550
REGENXBIO, Inc. *	19,039	400,581
Relay Therapeutics, Inc. *	40,578	660,610
Repligen Corp. *	25,912	4,261,747
Replimune Group, Inc. *	14,954	217,282
Revance Therapeutics, Inc. *	35,432	484,710
REVOLUTION Medicines, Inc. *	31,612	536,772
Rhythm Pharmaceuticals, Inc. *	19,573	67,331
Rocket Pharmaceuticals, Inc. *	23,836	282,457
Roivant Sciences Ltd. *(a)	48,571	215,655
Royalty Pharma plc, Class A	180,107	7,409,602
Sage Therapeutics, Inc. *	26,878	840,475
Sana Biotechnology, Inc. *	41,826	214,567
SECURITY	NUMBER OF SHARES	VALUE ($)
Sangamo Therapeutics, Inc. *	63,511	231,815
Sarepta Therapeutics, Inc. *	44,407	3,233,718
Scholar Rock Holding Corp. *	13,278	66,656
Science 37 Holdings, Inc. *	28,908	111,007
Seagen, Inc. *	68,086	9,237,908
Seer, Inc. *	18,015	159,973
Seres Therapeutics, Inc. *	30,663	95,055
Silverback Therapeutics, Inc. *	8,039	28,056
SomaLogic, Inc. *	74,255	445,530
Sorrento Therapeutics, Inc. *	152,188	249,588
Sotera Health Co. *	49,475	1,053,817
SpringWorks Therapeutics, Inc. *	13,899	263,247
Stoke Therapeutics, Inc. *	10,034	121,512
Supernus Pharmaceuticals, Inc. *	27,475	765,728
Syndax Pharmaceuticals, Inc. *	22,988	379,302
Syneos Health, Inc. *	52,344	3,867,698
Tarsus Pharmaceuticals, Inc. *	2,785	38,294
Taysha Gene Therapies, Inc. *	12,111	30,883
TG Therapeutics, Inc. *	67,252	297,254
Theravance Biopharma, Inc. *	30,627	268,905
Thermo Fisher Scientific, Inc.	199,590	113,281,296
Travere Therapeutics, Inc. *	27,779	647,528
Turning Point Therapeutics, Inc. *	24,886	880,218
Twist Bioscience Corp. *	27,383	932,117
Tyra Biosciences, Inc. *	6,026	41,158
Ultragenyx Pharmaceutical, Inc. *	35,127	1,647,456
uniQure N.V. *	19,084	274,046
United Therapeutics Corp. *	22,998	5,297,359
Vanda Pharmaceuticals, Inc. *	26,774	263,188
Vaxart, Inc. *(a)	60,744	221,108
Vaxcyte, Inc. *	16,062	385,327
VBI Vaccines, Inc. *	133,930	122,546
Ventyx Biosciences, Inc. *(a)	5,548	97,145
Veracyte, Inc. *	36,171	635,886
Vericel Corp. *	23,190	629,609
Vertex Pharmaceuticals, Inc. *	128,897	34,628,179
Verve Therapeutics, Inc. *	7,100	107,636
Viatris, Inc.	610,694	7,493,215
Vir Biotechnology, Inc. *	36,902	952,441
Vor BioPharma, Inc. *	4,566	19,223
Waters Corp. *	30,919	10,139,886
Xencor, Inc. *	29,092	649,624
Y-mAbs Therapeutics, Inc. *	16,638	206,977
Zentalis Pharmaceuticals, Inc. *	23,888	575,940
Zoetis, Inc.	239,556	40,947,307
		1,571,874,929

Real Estate 3.5%
Acadia Realty Trust	45,987	904,104
Agree Realty Corp.	35,786	2,489,632
Alexander & Baldwin, Inc.	36,732	749,333
Alexander's, Inc.	1,052	254,847
Alexandria Real Estate Equities, Inc.	73,463	12,191,185
American Assets Trust, Inc.	26,485	903,139
American Campus Communities, Inc.	70,067	4,554,355
American Homes 4 Rent, Class A	150,142	5,549,248
American Tower Corp.	230,746	59,100,973
Americold Realty Trust, Inc.	134,888	3,735,049
Apartment Income REIT Corp.	79,513	3,566,953
Apple Hospitality REIT, Inc.	108,565	1,814,121
Armada Hoffler Properties, Inc.	33,379	459,963
AvalonBay Communities, Inc.	70,625	14,687,175
Boston Properties, Inc.	72,311	8,039,537
Brandywine Realty Trust	89,732	1,000,512
Brixmor Property Group, Inc.	148,551	3,621,673
Broadstone Net Lease, Inc.	82,006	1,734,427
Camden Property Trust	51,520	7,392,605
CareTrust REIT, Inc.	49,308	913,677

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CBRE Group, Inc., Class A *	169,696	14,057,617
Centerspace	7,538	625,503
Chatham Lodging Trust *	24,213	308,474
City Office REIT, Inc.	22,013	306,861
Community Healthcare Trust, Inc.	12,820	483,058
CoreCivic, Inc. *	62,643	806,215
Corporate Office Properties Trust	57,936	1,601,351
Cousins Properties, Inc.	75,445	2,606,625
Crown Castle International Corp.	218,843	41,503,575
CubeSmart	110,383	4,915,355
Cushman & Wakefield plc *	74,299	1,387,162
DiamondRock Hospitality Co. *	104,631	1,076,653
Digital Realty Trust, Inc.	143,463	20,026,000
DigitalBridge Group, Inc. *	261,807	1,576,078
Diversified Healthcare Trust	116,300	264,001
Doma Holdings, Inc. *	88,131	167,449
Douglas Emmett, Inc.	89,501	2,530,193
Duke Realty Corp.	193,025	10,197,511
Easterly Government Properties, Inc.	44,343	870,453
EastGroup Properties, Inc.	20,744	3,351,193
Empire State Realty Trust, Inc., Class A	71,393	571,144
EPR Properties	38,074	1,950,912
Equinix, Inc.	45,619	31,344,359
Equity Commonwealth *	57,897	1,577,693
Equity LifeStyle Properties, Inc.	87,685	6,637,755
Equity Residential	172,734	13,271,153
Essential Properties Realty Trust, Inc.	59,757	1,367,240
Essex Property Trust, Inc.	32,916	9,343,207
eXp World Holdings, Inc.	33,076	462,072
Extra Space Storage, Inc.	67,659	12,056,834
Federal Realty Investment Trust	35,666	4,100,520
First Industrial Realty Trust, Inc.	66,711	3,545,690
Forestar Group, Inc. *	10,079	167,110
Four Corners Property Trust, Inc.	39,508	1,089,236
Franklin Street Properties Corp.	51,224	231,532
FRP Holdings, Inc. *	3,539	212,411
Gaming & Leisure Properties, Inc.	119,352	5,588,061
Getty Realty Corp.	20,092	561,370
Gladstone Commercial Corp.	18,836	382,182
Global Medical REIT, Inc.	28,029	364,377
Global Net Lease, Inc.	53,518	774,405
Healthcare Realty Trust, Inc.	74,764	2,173,390
Healthcare Trust of America, Inc., Class A	112,086	3,368,184
Healthpeak Properties, Inc.	274,354	8,145,570
Highwoods Properties, Inc.	53,091	2,085,945
Host Hotels & Resorts, Inc.	360,482	7,206,035
Hudson Pacific Properties, Inc.	78,118	1,555,329
Independence Realty Trust, Inc.	111,407	2,619,179
Industrial Logistics Properties Trust	32,741	499,628
Innovative Industrial Properties, Inc.	13,705	1,823,450
InvenTrust Properties Corp.	33,769	1,000,913
Invitation Homes, Inc.	302,130	11,396,344
Iron Mountain, Inc.	146,628	7,903,249
iStar, Inc.	36,352	632,525
JBG SMITH Properties	58,049	1,498,245
Jones Lang LaSalle, Inc. *	25,728	5,076,649
Kennedy-Wilson Holdings, Inc.	61,388	1,292,831
Kilroy Realty Corp.	52,872	3,209,330
Kimco Realty Corp.	313,689	7,418,745
Kite Realty Group Trust	112,270	2,353,179
Lamar Advertising Co., Class A	43,792	4,289,426
Life Storage, Inc.	41,482	4,843,438
LTC Properties, Inc.	20,030	775,962
LXP Industrial Trust	143,943	1,663,981
Marcus & Millichap, Inc.	13,026	545,529
Medical Properties Trust, Inc.	302,905	5,627,975
SECURITY	NUMBER OF SHARES	VALUE ($)
Mid-America Apartment Communities, Inc.	58,204	10,534,924
National Health Investors, Inc.	23,715	1,402,742
National Retail Properties, Inc.	87,975	3,897,293
National Storage Affiliates Trust	41,406	2,171,745
Newmark Group, Inc., Class A	83,188	920,891
NexPoint Residential Trust, Inc.	11,017	809,529
Offerpad Solutions, Inc. *(a)	37,328	169,469
Office Properties Income Trust	26,198	558,279
Omega Healthcare Investors, Inc.	122,231	3,638,817
One Liberty Properties, Inc.	7,672	210,443
Opendoor Technologies, Inc. *	194,762	1,408,129
Orion Office REIT, Inc.	27,799	370,561
Outfront Media, Inc.	74,178	1,530,292
Paramount Group, Inc.	82,100	743,826
Park Hotels & Resorts, Inc.	120,025	2,167,652
Pebblebrook Hotel Trust	65,548	1,475,486
Physicians Realty Trust	111,666	2,071,404
Piedmont Office Realty Trust, Inc., Class A	64,751	954,430
PotlatchDeltic Corp.	34,537	1,811,811
Preferred Apartment Communities, Inc.	26,586	663,055
Prologis, Inc.	375,122	47,820,553
PS Business Parks, Inc.	10,107	1,896,376
Public Storage	77,217	25,531,029
Rayonier, Inc.	73,447	3,027,485
RE/MAX Holdings, Inc., Class A	10,096	245,333
Realogy Holdings Corp. *	59,086	731,485
Realty Income Corp.	287,092	19,585,416
Redfin Corp. *	52,850	517,930
Regency Centers Corp.	78,362	5,345,072
Retail Opportunity Investments Corp.	60,387	1,091,193
Rexford Industrial Realty, Inc.	81,814	5,225,460
RLJ Lodging Trust	84,138	1,129,973
RPT Realty	42,525	517,529
Ryman Hospitality Properties, Inc. *	28,272	2,524,407
Sabra Health Care REIT, Inc.	118,558	1,664,554
Safehold, Inc.	7,002	314,040
Saul Centers, Inc.	7,236	354,998
SBA Communications Corp.	55,150	18,564,042
Seritage Growth Properties, Class A *	19,662	157,886
Service Properties Trust	86,312	546,355
Simon Property Group, Inc.	166,342	19,071,110
SITE Centers Corp.	92,088	1,447,623
SL Green Realty Corp.	32,893	2,031,801
Spirit Realty Capital, Inc.	64,431	2,705,458
STAG Industrial, Inc.	88,627	2,951,279
STORE Capital Corp.	123,848	3,416,966
Summit Hotel Properties, Inc. *	55,591	485,865
Sun Communities, Inc.	58,895	9,666,436
Sunstone Hotel Investors, Inc. *	110,408	1,321,584
Tanger Factory Outlet Centers, Inc.	54,016	945,820
Tejon Ranch Co. *	13,584	230,792
Terreno Realty Corp.	37,961	2,304,612
The GEO Group, Inc. *	57,970	412,167
The Howard Hughes Corp. *	20,919	1,759,915
The Macerich Co.	107,524	1,263,407
The Necessity Retail REIT, Inc.	63,169	504,089
The RMR Group, Inc., Class A	7,974	239,379
The St. Joe Co.	16,403	828,187
UDR, Inc.	150,838	7,210,056
UMH Properties, Inc.	22,943	451,748
Uniti Group, Inc.	118,570	1,344,584
Universal Health Realty Income Trust	6,510	349,392
Urban Edge Properties	57,710	1,087,834
Urstadt Biddle Properties, Inc., Class A	14,240	250,624
Ventas, Inc.	201,275	11,420,344

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Veris Residential, Inc. *	41,346	665,257
VICI Properties, Inc.	426,411	13,154,779
Vornado Realty Trust	81,308	2,842,528
Washington Real Estate Investment Trust	42,621	1,035,264
Welltower, Inc.	220,213	19,618,776
WeWork, Inc., Class A *(a)	104,637	762,804
Weyerhaeuser Co.	379,278	14,989,067
WP Carey, Inc.	96,763	8,141,639
Xenia Hotels & Resorts, Inc. *	57,914	1,065,038
		737,206,247

Retailing 5.7%
1-800-Flowers.com, Inc., Class A *	12,696	123,913
Abercrombie & Fitch Co., Class A *	29,267	598,217
Academy Sports & Outdoors, Inc.	43,599	1,461,003
Advance Auto Parts, Inc.	31,498	5,980,210
Amazon.com, Inc. *	221,684	532,970,456
American Eagle Outfitters, Inc.	79,515	962,927
America's Car-Mart, Inc. *	3,259	353,276
Arko Corp.	33,242	300,175
Asbury Automotive Group, Inc. *	11,538	2,090,109
AutoNation, Inc. *	20,240	2,419,894
AutoZone, Inc. *	10,469	21,562,476
BARK, Inc. *(a)	42,474	106,185
Bath & Body Works, Inc.	130,292	5,344,578
Bed Bath & Beyond, Inc. *(a)	50,568	437,413
Best Buy Co., Inc.	109,480	8,983,929
Big Lots, Inc.	14,726	360,640
Blink Charging Co. *(a)	18,359	292,459
Booking Holdings, Inc. *	20,822	46,715,406
Boot Barn Holdings, Inc. *	15,352	1,238,906
Boxed, Inc. *(a)	25,739	187,895
Burlington Stores, Inc. *	33,811	5,690,391
Caleres, Inc.	20,798	591,911
Camping World Holdings, Inc., Class A (a)	21,297	577,788
CarMax, Inc. *	81,681	8,108,473
CarParts.com, Inc. *	23,564	178,379
Carvana Co. *	50,167	1,476,916
Chewy, Inc., Class A *	45,046	1,117,141
Chico's FAS, Inc. *	62,438	309,068
Conn's, Inc. *	9,917	130,904
ContextLogic, Inc., Class A *(a)	166,180	292,477
Designer Brands, Inc., Class A	30,178	468,664
Dick's Sporting Goods, Inc.	31,697	2,574,747
Dillard's, Inc., Class A	2,100	633,108
Dollar General Corp.	117,278	25,841,035
Dollar Tree, Inc. *	114,161	18,303,433
DoorDash, Inc., Class A *	82,210	6,322,771
eBay, Inc.	317,148	15,435,593
Enjoy Technology, Inc. *	18,156	5,096
Etsy, Inc. *	63,986	5,190,544
Expedia Group, Inc. *	76,043	9,834,641
Five Below, Inc. *	28,268	3,691,518
Floor & Decor Holdings, Inc., Class A *	53,132	4,008,278
Foot Locker, Inc.	43,469	1,433,608
Funko, Inc., Class A *	13,147	267,804
GameStop Corp., Class A *(a)	31,316	3,906,358
Genesco, Inc. *	6,608	372,096
Genuine Parts Co.	71,978	9,841,552
Group 1 Automotive, Inc.	8,620	1,548,066
Groupon, Inc. *	9,444	145,910
GrowGeneration Corp. *	26,785	137,943
Guess?, Inc. (a)	20,630	430,342
Haverty Furniture Cos., Inc.	8,044	227,323
Hibbett, Inc.	7,260	368,445
SECURITY	NUMBER OF SHARES	VALUE ($)
Kohl's Corp.	70,233	2,831,795
Lands' End, Inc. *	7,423	86,107
Leslie's, Inc. *	69,081	1,341,553
Liquidity Services, Inc. *	14,607	198,071
Lithia Motors, Inc.	15,425	4,696,450
LKQ Corp.	135,851	6,981,383
LL Flooring Holdings, Inc. *	13,661	164,069
Lowe’s Cos., Inc.	341,511	66,697,098
Macy's, Inc.	150,810	3,566,657
MarineMax, Inc. *	10,375	429,629
Monro, Inc.	17,815	844,787
Murphy USA, Inc.	11,723	2,920,434
National Vision Holdings, Inc. *	42,552	1,197,413
Nordstrom, Inc.	55,607	1,469,693
Ollie's Bargain Outlet Holdings, Inc. *	30,609	1,437,705
O'Reilly Automotive, Inc. *	34,106	21,731,320
Overstock.com, Inc. *	21,855	677,286
Party City Holdco, Inc. *	56,362	81,161
Penske Automotive Group, Inc.	15,361	1,768,666
Petco Health & Wellness Co., Inc. *	41,278	658,797
PetMed Express, Inc.	9,960	219,419
Pool Corp.	20,259	8,075,643
Porch Group, Inc. *	38,510	158,661
Quotient Technology, Inc. *	41,776	174,624
Qurate Retail, Inc., Class A	176,932	638,725
Rent the Runway, Inc., Class A *	8,027	34,757
Rent-A-Center, Inc.	30,264	833,471
Revolve Group, Inc. *	20,198	593,417
RH *	8,744	2,536,460
Ross Stores, Inc.	178,824	15,203,617
Sally Beauty Holdings, Inc. *	55,300	838,348
Shoe Carnival, Inc.	9,480	258,425
Shutterstock, Inc.	11,829	712,106
Signet Jewelers Ltd.	26,135	1,557,646
Sleep Number Corp. *	11,871	545,235
Sonic Automotive, Inc., Class A	10,566	481,915
Sportsman's Warehouse Holdings, Inc. *	22,895	216,587
Stitch Fix, Inc., Class A *	42,611	360,915
Target Corp.	242,738	39,294,427
The Aaron's Co., Inc.	17,516	342,613
The Buckle, Inc.	14,400	473,184
The Children's Place, Inc. *	6,911	328,134
The Container Store Group, Inc. *	16,616	127,943
The Gap, Inc.	108,460	1,196,314
The Home Depot, Inc.	529,067	160,175,034
The ODP Corp. *	23,802	908,998
The RealReal, Inc. *	42,030	137,858
The TJX Cos., Inc.	604,161	38,406,515
Torrid Holdings, Inc. *	5,221	30,438
Tractor Supply Co.	57,839	10,836,715
Ulta Beauty, Inc. *	27,353	11,573,054
Urban Outfitters, Inc. *	32,498	684,083
Victoria's Secret & Co. *	36,407	1,500,332
Vivid Seats, Inc., Class A	10,183	92,971
Volta, Inc. *(a)	62,153	152,896
Vroom, Inc. *(a)	64,182	91,780
Warby Parker, Inc., Class A *(a)	4,971	84,408
Wayfair, Inc., Class A *	39,214	2,328,919
Williams-Sonoma, Inc.	36,880	4,717,690
Winmark Corp.	1,401	277,118
Xometry, Inc., Class A *(a)	3,429	116,620
Zumiez, Inc. *	10,136	332,562
		1,189,383,041

Semiconductors & Semiconductor Equipment 5.3%
ACM Research, Inc., Class A *	18,466	279,945
Advanced Energy Industries, Inc.	19,373	1,578,125

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Advanced Micro Devices, Inc. *	828,537	84,394,779
Allegro MicroSystems, Inc. *	28,661	738,021
Ambarella, Inc. *	18,479	1,574,780
Amkor Technology, Inc.	49,848	1,018,893
Analog Devices, Inc.	266,110	44,812,924
Applied Materials, Inc.	449,850	52,762,906
Axcelis Technologies, Inc. *	16,705	1,036,712
Azenta, Inc.	38,140	2,923,050
Broadcom, Inc.	209,170	121,345,792
CEVA, Inc. *	11,917	429,846
Cirrus Logic, Inc. *	28,926	2,358,626
CMC Materials, Inc.	14,440	2,555,014
Cohu, Inc. *	24,146	734,763
Credo Technology Group Holding Ltd. *	9,904	101,318
Diodes, Inc. *	22,554	1,736,884
Enphase Energy, Inc. *	67,897	12,641,742
Entegris, Inc.	68,829	7,637,266
First Solar, Inc. *	49,661	3,506,563
FormFactor, Inc. *	40,068	1,645,192
Ichor Holdings Ltd. *	14,879	449,941
Impinj, Inc. *	9,441	441,933
Intel Corp.	2,062,906	91,634,284
KLA Corp.	76,292	27,835,136
Kulicke & Soffa Industries, Inc.	31,206	1,690,429
Lam Research Corp.	70,784	36,809,803
Lattice Semiconductor Corp. *	69,047	3,591,825
MACOM Technology Solutions Holdings, Inc. *	24,228	1,320,668
Marvell Technology, Inc.	427,140	25,265,331
MaxLinear, Inc. *	35,526	1,406,474
Microchip Technology, Inc.	282,513	20,524,569
Micron Technology, Inc.	567,012	41,868,166
MKS Instruments, Inc.	28,188	3,481,218
Monolithic Power Systems, Inc.	21,952	9,886,961
Navitas Semiconductor Corp. *	37,154	295,746
NVIDIA Corp.	1,266,673	236,513,183
NXP Semiconductors N.V.	134,768	25,573,576
ON Semiconductor Corp. *	218,450	13,255,546
Onto Innovation, Inc. *	24,605	1,977,750
PDF Solutions, Inc. *	15,553	371,717
Photronics, Inc. *	30,518	663,461
Power Integrations, Inc.	29,573	2,495,370
Qorvo, Inc. *	55,407	6,191,732
QUALCOMM, Inc.	571,149	81,799,960
Rambus, Inc. *	55,047	1,381,680
Semtech Corp. *	32,687	2,094,910
Silicon Laboratories, Inc. *	19,436	2,899,074
SiTime Corp. *	7,432	1,583,016
Skyworks Solutions, Inc.	82,842	9,019,008
SMART Global Holdings, Inc. *	23,024	567,542
SolarEdge Technologies, Inc. *	26,678	7,277,492
SunPower Corp. *	41,328	730,266
Synaptics, Inc. *	20,002	2,962,696
Teradyne, Inc.	82,316	8,993,846
Texas Instruments, Inc.	467,871	82,700,878
Ultra Clean Holdings, Inc. *	22,229	746,005
Universal Display Corp.	21,999	2,778,694
Veeco Instruments, Inc. *	24,969	535,086
Wolfspeed, Inc. *	62,767	4,721,961
		1,110,150,074

Software & Services 13.2%
2U, Inc. *	38,318	357,124
8x8, Inc. *	59,605	432,136
A10 Networks, Inc.	28,511	439,355
Accenture plc, Class A	320,267	95,586,889
ACI Worldwide, Inc. *	59,240	1,578,154
SECURITY	NUMBER OF SHARES	VALUE ($)
Adobe, Inc. *	239,020	99,547,050
Affirm Holdings, Inc. *	82,449	2,349,796
Agilysys, Inc. *	10,860	443,848
Akamai Technologies, Inc. *	82,641	8,350,047
Alarm.com Holdings, Inc. *	23,587	1,491,406
Altair Engineering, Inc., Class A *	26,017	1,429,894
Alteryx, Inc., Class A *	30,583	1,701,944
Amplitude, Inc., Class A *	11,224	211,460
Anaplan, Inc. *	74,967	4,917,835
ANSYS, Inc. *	44,045	11,467,556
Appfolio, Inc., Class A *	9,488	950,508
Appian Corp. *	19,699	941,021
AppLovin Corp., Class A *	17,944	683,846
Asana, Inc., Class A *	42,539	924,798
Aspen Technology, Inc. *	14,065	2,721,437
Autodesk, Inc. *	111,640	23,193,210
Automatic Data Processing, Inc.	212,820	47,446,091
Avalara, Inc. *	43,808	3,709,223
Avaya Holdings Corp. *	42,496	156,810
AvePoint, Inc. *	44,742	261,741
AvidXchange Holdings, Inc. *	12,727	111,743
Bentley Systems, Inc., Class B	93,870	3,227,251
BigCommerce Holdings, Inc. *	29,807	552,324
Bill.com Holdings, Inc. *	46,669	5,518,143
Black Knight, Inc. *	78,380	5,322,786
Blackbaud, Inc. *	22,456	1,429,324
Blackline, Inc. *	27,537	2,016,259
Blend Labs, Inc., Class A *	9,995	33,783
Block, Inc. *	253,530	22,186,410
Booz Allen Hamilton Holding Corp.	67,167	5,766,959
Box, Inc., Class A *	74,466	1,944,307
Braze, Inc., Class A *(a)	5,140	171,882
Bread Financial Holdings, Inc.	24,939	1,374,139
Broadridge Financial Solutions, Inc.	59,079	8,638,531
BTRS Holdings, Inc., Class A *	37,492	186,335
C3.ai, Inc., Class A *	35,460	670,903
CACI International, Inc., Class A *	11,740	3,291,544
Cadence Design Systems, Inc. *	140,250	21,560,632
Cantaloupe, Inc. *	27,113	142,072
Cass Information Systems, Inc.	5,865	200,114
CCC Intelligent Solutions Holdings, Inc. *	33,539	300,174
CDK Global, Inc.	59,055	3,216,135
Cerence, Inc. *	20,965	665,848
Ceridian HCM Holding, Inc. *	69,444	3,909,697
ChannelAdvisor Corp. *	14,604	199,345
Cipher Mining, Inc. *	23,129	56,203
Citrix Systems, Inc.	63,271	6,370,757
Clear Secure, Inc., Class A *	6,536	179,348
Clearwater Analytics Holdings, Inc., Class A *	15,931	224,786
Cloudflare, Inc., Class A *	140,057	7,843,192
Cognizant Technology Solutions Corp., Class A	266,539	19,910,463
CommVault Systems, Inc. *	23,123	1,410,734
Concentrix Corp.	21,661	3,355,072
Conduent, Inc. *	86,314	457,464
Confluent, Inc., Class A *	30,932	653,593
Consensus Cloud Solutions, Inc. *	7,790	374,154
Core Scientific, Inc. *(a)	115,836	408,901
Couchbase, Inc. *	3,946	55,954
Coupa Software, Inc. *	38,033	2,616,290
Crowdstrike Holdings, Inc., Class A *	105,329	16,851,587
CS Disco, Inc. *	6,138	152,898
CSG Systems International, Inc.	15,879	987,515
Cvent Holding Corp. *(a)	34,198	182,275
Cyxtera Technologies, Inc. *(a)	16,068	238,128
Datadog, Inc., Class A *	130,356	12,434,659
Datto Holding Corp. *	13,311	467,349

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dave, Inc. *(a)	85,756	196,381
Digital Turbine, Inc. *	44,214	1,124,362
DigitalOcean Holdings, Inc. *	8,750	427,437
DocuSign, Inc. *	100,290	8,415,334
Domo, Inc., Class B *	14,652	467,106
Dropbox, Inc., Class A *	142,884	2,977,703
Duck Creek Technologies, Inc. *	37,533	696,988
DXC Technology Co. *	123,917	4,364,357
Dynatrace, Inc. *	98,832	3,723,001
E2open Parent Holdings, Inc. *	88,172	712,430
Ebix, Inc.	11,944	348,168
Elastic N.V. *	37,349	2,302,566
Embark Technology, Inc. *(a)	110,685	163,814
Enfusion, Inc., Class A *	9,055	99,152
Envestnet, Inc. *	27,638	1,841,244
EPAM Systems, Inc. *	28,783	9,743,621
Euronet Worldwide, Inc. *	26,824	3,249,996
Everbridge, Inc. *	19,307	797,572
EverCommerce, Inc. *(a)	8,904	84,677
EVERTEC, Inc.	30,191	1,145,447
Evo Payments, Inc., Class A *	25,124	579,108
ExlService Holdings, Inc. *	16,621	2,363,340
Expensify, Inc., Class A *(a)	4,556	96,314
Fair Isaac Corp. *	13,389	5,483,465
Fastly, Inc., Class A *	53,901	703,408
Fidelity National Information Services, Inc.	308,659	32,254,865
Fiserv, Inc. *	301,198	30,174,016
Five9, Inc. *	34,553	3,341,621
FleetCor Technologies, Inc. *	41,025	10,207,430
Flywire Corp. *	5,266	101,686
Fortinet, Inc. *	68,739	20,218,889
Freshworks, Inc., Class A *	17,148	270,252
Gartner, Inc. *	41,596	10,914,790
Genpact Ltd.	86,794	3,851,050
Gitlab, Inc., Class A *	5,140	200,152
Global Payments, Inc.	144,154	18,889,940
GoDaddy, Inc., Class A *	84,234	6,321,762
Grid Dynamics Holdings, Inc. *	23,521	423,613
Guidewire Software, Inc. *	41,883	3,348,127
HashiCorp, Inc., Class A *(a)	7,825	274,032
HubSpot, Inc. *	22,649	7,648,341
Informatica, Inc., Class A *	14,264	290,986
Intapp, Inc. *	5,037	100,136
International Business Machines Corp.	454,473	63,099,031
International Money Express, Inc. *	14,784	304,846
Intuit, Inc.	143,544	59,493,246
IronNet, Inc. *	18,073	59,460
Jack Henry & Associates, Inc.	37,079	6,975,301
Jamf Holding Corp. *	27,371	704,530
KBR, Inc.	70,933	3,529,626
Kyndryl Holdings, Inc. *	90,180	1,112,821
Latch, Inc. *	26,381	58,038
Leidos Holdings, Inc.	71,124	7,432,458
LivePerson, Inc. *	33,227	557,549
LiveRamp Holdings, Inc. *	34,868	892,621
Mandiant, Inc. *	122,337	2,697,531
Manhattan Associates, Inc. *	31,849	3,851,500
ManTech International Corp., Class A	14,087	1,347,422
Marathon Digital Holdings, Inc. *(a)	52,908	541,249
Marqeta, Inc., Class A *	117,520	1,230,434
Mastercard, Inc., Class A	437,191	156,457,543
Matterport, Inc. *(a)	92,643	508,610
Maximus, Inc.	30,883	2,003,998
MeridianLink, Inc. *	6,206	110,653
Microsoft Corp.	3,797,517	1,032,430,947
MicroStrategy, Inc., Class A *(a)	4,720	1,249,337
Model N, Inc. *	15,917	400,472
SECURITY	NUMBER OF SHARES	VALUE ($)
Momentive Global, Inc. *	67,310	819,836
MoneyGram International, Inc. *	45,912	462,793
MongoDB, Inc. *	33,760	8,006,184
N-Able, Inc. *	33,165	331,650
nCino, Inc. *	29,739	971,573
New Relic, Inc. *	29,773	1,395,163
NextNav, Inc. *	9,293	31,689
NortonLifeLock, Inc.	293,877	7,152,966
Nutanix, Inc., Class A *	109,972	1,781,546
Okta, Inc. *	75,293	6,253,084
ON24, Inc. *	5,907	71,711
OneSpan, Inc. *	19,118	252,931
Oracle Corp.	797,876	57,383,242
Pagerduty, Inc. *	39,946	984,669
Palantir Technologies, Inc., Class A *	812,692	7,054,167
Palo Alto Networks, Inc. *	50,022	25,150,061
Paya Holdings, Inc. *	42,142	248,216
Paychex, Inc.	162,890	20,170,669
Paycom Software, Inc. *	24,361	6,926,807
Paycor HCM, Inc. *	15,673	384,302
Paylocity Holding Corp. *	20,152	3,523,779
Payoneer Global, Inc. *	96,543	483,680
PayPal Holdings, Inc. *	590,534	50,319,402
Pegasystems, Inc.	20,647	1,022,852
Perficient, Inc. *	16,921	1,656,735
Ping Identity Holding Corp. *	29,997	566,943
Progress Software Corp.	21,664	1,046,588
PROS Holdings, Inc. *	21,379	583,433
PTC, Inc. *	53,334	6,215,011
Q2 Holdings, Inc. *	29,018	1,530,119
Qualtrics International, Inc., Class A *	48,523	689,027
Qualys, Inc. *	17,211	2,249,133
Rackspace Technology, Inc. *	31,871	294,169
Rapid7, Inc. *	29,011	2,056,010
Repay Holdings Corp. *	39,325	489,596
RingCentral, Inc., Class A *	41,409	2,614,564
Riot Blockchain, Inc. *(a)	51,137	367,675
Sabre Corp. *	162,497	1,220,352
Sailpoint Technologies Holdings, Inc. *	47,842	3,035,096
Salesforce, Inc. *	499,201	79,991,968
Samsara, Inc., Class A *(a)	19,643	220,984
Science Applications International Corp.	29,175	2,525,388
SentinelOne, Inc., Class A *	68,323	1,625,404
ServiceNow, Inc. *	101,285	47,347,699
Shift4 Payments, Inc., Class A *	26,315	1,201,280
Smartsheet, Inc., Class A *	63,809	2,274,791
Snowflake, Inc., Class A *	119,294	15,227,879
SolarWinds Corp.	22,681	264,007
Splunk, Inc. *	80,485	8,254,542
Sprout Social, Inc., Class A *	22,737	1,157,995
SPS Commerce, Inc. *	18,391	1,968,573
Squarespace, Inc., Class A *	14,024	288,754
SS&C Technologies Holdings, Inc.	112,593	7,204,826
Sumo Logic, Inc. *	43,648	353,985
Switch, Inc., Class A	67,245	2,269,519
Synopsys, Inc. *	77,864	24,854,189
Telos Corp. *	26,680	256,928
Tenable Holdings, Inc. *	46,879	2,358,014
Teradata Corp. *	55,207	2,121,605
The Trade Desk, Inc., Class A *	220,327	11,468,020
The Western Union Co.	198,810	3,606,413
Thoughtworks Holding, Inc. *	17,741	307,097
Toast, Inc., Class A *	37,249	604,924
TTEC Holdings, Inc.	9,488	639,871
Tucows, Inc., Class A *(a)	4,729	228,978
Twilio, Inc., Class A *	85,012	8,940,712
Tyler Technologies, Inc. *	20,689	7,361,560

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UiPath, Inc., Class A *	134,990	2,304,279
Unisys Corp. *	33,284	397,078
Unity Software, Inc. *	83,041	3,319,149
Upland Software, Inc. *	14,834	195,512
Varonis Systems, Inc. *	54,760	1,810,913
Verint Systems, Inc. *	33,900	1,730,256
VeriSign, Inc. *	49,143	8,577,911
Verra Mobility Corp. *	63,029	1,005,313
Visa, Inc., Class A	840,052	178,233,833
VMware, Inc., Class A	102,114	13,080,803
WEX, Inc. *	22,834	3,888,174
Workday, Inc., Class A *	97,582	15,252,067
Workiva, Inc. *	22,610	1,650,756
Xperi Holding Corp.	53,435	879,540
Yext, Inc. *	58,067	294,980
Zendesk, Inc. *	61,587	5,632,131
Ziff Davis, Inc. *	24,340	1,858,116
Zoom Video Communications, Inc., Class A *	110,353	11,857,430
Zscaler, Inc. *	40,409	6,186,214
Zuora, Inc., Class A *	59,211	600,400
		2,746,627,226

Technology Hardware & Equipment 7.5%
3D Systems Corp. *	63,212	683,322
908 Devices, Inc. *	10,417	145,005
ADTRAN, Inc.	23,859	442,107
Aeva Technologies, Inc. *	49,360	160,420
AEye, Inc. *(a)	55,663	326,185
Amphenol Corp., Class A	303,182	21,483,477
Apple Inc.	7,853,133	1,168,860,316
Arista Networks, Inc. *	113,273	11,585,562
Arrow Electronics, Inc. *	34,528	4,165,803
Avid Technology, Inc. *	18,294	535,831
Avnet, Inc.	50,146	2,429,574
Badger Meter, Inc.	14,575	1,153,466
Belden, Inc.	22,222	1,279,543
Benchmark Electronics, Inc.	18,500	471,565
Calix, Inc. *	27,280	1,007,723
Casa Systems, Inc. *	14,898	65,551
CDW Corp.	68,931	11,708,620
Cepton, Inc. *(a)	12,790	29,801
Ciena Corp. *	77,991	3,963,503
Cisco Systems, Inc.	2,136,568	96,252,388
Cognex Corp.	89,915	4,353,684
Coherent, Inc. *	12,729	3,449,050
CommScope Holding Co., Inc. *	107,000	803,570
Comtech Telecommunications Corp.	13,545	169,448
Corning, Inc.	378,034	13,541,178
Corsair Gaming, Inc. *(a)	16,429	263,685
CTS Corp.	16,648	677,074
Dell Technologies, Inc., Class C	147,190	7,350,669
Diebold Nixdorf, Inc. *	40,597	126,257
Dolby Laboratories, Inc., Class A	33,413	2,593,517
EchoStar Corp., Class A *	19,799	475,770
ePlus, Inc. *	13,900	788,686
Evolv Technologies Holdings, Inc. *	27,503	80,034
Extreme Networks, Inc. *	63,870	633,590
F5, Inc. *	30,764	5,015,763
Fabrinet *	18,728	1,626,901
FARO Technologies, Inc. *	9,596	309,183
Harmonic, Inc. *	56,802	547,003
Hewlett Packard Enterprise Co.	652,971	10,186,348
HP, Inc.	549,232	21,332,171
II-VI, Inc. *	54,122	3,382,625
Infinera Corp. *	106,413	609,746
Inseego Corp. *(a)	41,125	84,718
Insight Enterprises, Inc. *	17,667	1,745,853
SECURITY	NUMBER OF SHARES	VALUE ($)
InterDigital, Inc.	15,177	990,906
IonQ, Inc. *(a)	56,940	327,405
IPG Photonics Corp. *	18,107	1,910,107
Itron, Inc. *	23,163	1,195,442
Jabil, Inc.	72,334	4,449,988
Juniper Networks, Inc.	164,801	5,056,095
Keysight Technologies, Inc. *	92,603	13,482,997
Kimball Electronics, Inc. *	11,788	224,090
Knowles Corp. *	45,334	871,319
Littelfuse, Inc.	12,534	3,386,687
Lumentum Holdings, Inc. *	36,106	3,108,004
Methode Electronics, Inc.	18,984	855,229
MicroVision, Inc. *(a)	83,123	299,243
Mirion Technologies, Inc. *	55,933	447,464
Motorola Solutions, Inc.	85,698	18,831,279
Napco Security Technologies, Inc. *	15,058	295,287
National Instruments Corp.	66,686	2,355,350
NCR Corp. *	66,376	2,302,583
NetApp, Inc.	112,109	8,066,243
NETGEAR, Inc. *	15,821	301,390
NetScout Systems, Inc. *	38,001	1,304,574
nLight, Inc. *	22,628	277,646
Novanta, Inc. *	17,882	2,198,771
OSI Systems, Inc. *	7,872	660,618
Ouster, Inc. *	19,100	42,020
PAR Technology Corp. *	13,454	505,601
PC Connection, Inc.	5,785	258,647
Plantronics, Inc. *	21,368	843,609
Plexus Corp. *	14,335	1,215,608
Pure Storage, Inc., Class A *	138,231	3,280,222
Ribbon Communications, Inc. *	56,764	160,642
Rogers Corp. *	9,550	2,534,379
Sanmina Corp. *	31,762	1,394,034
ScanSource, Inc. *	12,407	480,647
Seagate Technology Holdings plc	101,758	8,615,850
SmartRent, Inc. *(a)	45,409	272,908
Super Micro Computer, Inc. *	22,732	1,137,964
TD SYNNEX Corp.	21,129	2,194,247
TE Connectivity Ltd.	164,869	21,332,400
Trimble, Inc. *	126,787	8,627,855
TTM Technologies, Inc. *	50,601	723,088
Ubiquiti, Inc. (a)	3,049	797,496
Velodyne Lidar, Inc. *	46,536	78,646
ViaSat, Inc. *	38,046	1,502,437
Viavi Solutions, Inc. *	115,293	1,668,290
Vishay Intertechnology, Inc.	67,596	1,381,662
Vontier Corp.	85,853	2,302,577
Western Digital Corp. *	158,406	9,613,660
Xerox Holdings Corp.	64,364	1,211,330
Zebra Technologies Corp., Class A *	26,864	9,085,136
		1,561,355,957

Telecommunication Services 1.2%
Anterix, Inc. *	8,958	383,313
AT&T, Inc.	3,617,363	77,013,658
ATN International, Inc.	5,570	245,581
Bandwidth, Inc., Class A *	11,808	248,440
Cogent Communications Holdings, Inc.	21,228	1,281,959
Consolidated Communications Holdings, Inc. *	37,527	248,429
Frontier Communications Parent, Inc. *	106,263	2,755,400
Globalstar, Inc. *	350,631	490,883
Gogo, Inc. *	34,736	703,751
IDT Corp., Class B *	8,362	230,457
Iridium Communications, Inc. *	67,842	2,517,617
Liberty Global plc, Class A *	89,174	2,168,712

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Global plc, Class C *	169,119	4,297,314
Liberty Latin America Ltd., Class A *	18,610	176,981
Liberty Latin America Ltd., Class C *	77,976	741,552
Lumen Technologies, Inc.	467,884	5,726,900
Radius Global Infrastructure, Inc., Class A *	37,407	557,364
Shenandoah Telecommunications Co.	24,543	563,507
Telephone and Data Systems, Inc.	51,986	921,712
T-Mobile US, Inc. *	297,133	39,604,857
United States Cellular Corp. *	7,821	240,183
Verizon Communications, Inc.	2,125,444	109,014,023
Vonage Holdings Corp. *	130,829	2,534,158
		252,666,751

Transportation 1.8%
Air Transport Services Group, Inc. *	28,930	874,265
Alaska Air Group, Inc. *	65,081	3,140,809
Allegiant Travel Co. *	7,697	1,150,317
AMERCO	5,034	2,466,559
American Airlines Group, Inc. *	326,514	5,834,805
ArcBest Corp.	12,918	976,988
Atlas Air Worldwide Holdings, Inc. *	13,685	953,981
Avis Budget Group, Inc. *	20,137	3,831,668
Bird Global, Inc., Class A *	82,844	62,738
C.H. Robinson Worldwide, Inc.	65,677	7,126,611
CSX Corp.	1,123,965	35,730,847
Daseke, Inc. *	30,961	234,065
Delta Air Lines, Inc. *	323,136	13,471,540
Expeditors International of Washington, Inc.	85,872	9,346,308
FedEx Corp.	123,370	27,706,435
Forward Air Corp.	13,883	1,293,757
Frontier Group Holdings, Inc. *	14,878	159,939
GXO Logistics, Inc. *	51,489	2,794,308
Hawaiian Holdings, Inc. *	28,474	505,414
Heartland Express, Inc.	24,987	356,814
Hertz Global Holdings, Inc. *	28,297	567,921
Hub Group, Inc., Class A *	17,592	1,283,864
J.B. Hunt Transport Services, Inc.	42,645	7,359,674
JetBlue Airways Corp. *	163,344	1,754,315
Joby Aviation, Inc. *(a)	131,615	776,529
Kirby Corp. *	30,277	2,044,606
Knight-Swift Transportation Holdings, Inc.	83,555	4,064,115
Landstar System, Inc.	19,277	2,919,116
Lyft, Inc., Class A *	152,175	2,690,454
Marten Transport Ltd.	31,159	547,152
Matson, Inc.	21,278	1,912,467
Norfolk Southern Corp.	121,275	29,064,767
Old Dominion Freight Line, Inc.	47,202	12,189,444
Ryder System, Inc.	26,813	2,145,576
Saia, Inc. *	13,389	2,645,533
Schneider National, Inc., Class B	16,105	388,775
SkyWest, Inc. *	25,216	679,823
Southwest Airlines Co. *	300,106	13,762,861
Spirit Airlines, Inc. *	56,707	1,188,012
Sun Country Airlines Holdings, Inc. *	15,442	365,203
TuSimple Holdings, Inc., Class A *	16,825	138,133
Uber Technologies, Inc. *	846,470	19,638,104
Union Pacific Corp.	322,647	70,911,358
United Airlines Holdings, Inc. *	163,244	7,775,312
United Parcel Service, Inc., Class B	369,646	67,367,983
Universal Logistics Holdings, Inc.	2,361	65,848
Werner Enterprises, Inc.	29,718	1,205,659
SECURITY	NUMBER OF SHARES	VALUE ($)
Wheels Up Experience, Inc. *	88,250	223,273
XPO Logistics, Inc. *	50,014	2,672,748
		376,366,793

Utilities 2.9%
ALLETE, Inc.	28,308	1,755,662
Alliant Energy Corp.	126,192	8,053,573
Altus Power, Inc. *(a)	20,305	137,465
Ameren Corp.	130,590	12,430,862
American Electric Power Co., Inc.	254,692	25,986,225
American States Water Co.	18,715	1,483,164
American Water Works Co., Inc.	92,089	13,928,461
Atmos Energy Corp.	68,731	7,994,103
Avangrid, Inc.	35,780	1,702,770
Avista Corp.	36,002	1,563,927
Black Hills Corp.	32,676	2,504,942
California Water Service Group	26,417	1,417,800
CenterPoint Energy, Inc.	319,503	10,240,071
Chesapeake Utilities Corp.	8,626	1,152,175
Clearway Energy, Inc., Class A	17,481	569,181
Clearway Energy, Inc., Class C	41,463	1,453,278
CMS Energy Corp.	145,996	10,371,556
Consolidated Edison, Inc.	178,769	17,744,611
Constellation Energy Corp.	165,535	10,276,413
Dominion Energy, Inc.	410,759	34,594,123
DTE Energy Co.	97,863	12,987,399
Duke Energy Corp.	390,147	43,899,340
Edison International	192,451	13,454,249
Entergy Corp.	101,671	12,233,055
Essential Utilities, Inc.	116,968	5,410,940
Evergy, Inc.	116,621	8,156,473
Eversource Energy	174,070	16,070,142
Exelon Corp.	495,761	24,366,653
FirstEnergy Corp.	288,942	12,412,948
Hawaiian Electric Industries, Inc.	54,904	2,370,206
IDACORP, Inc.	25,726	2,804,649
MDU Resources Group, Inc.	102,230	2,799,057
MGE Energy, Inc.	18,350	1,456,440
Middlesex Water Co.	9,007	765,865
Montauk Renewables, Inc. *	31,263	404,231
National Fuel Gas Co.	46,515	3,420,248
New Jersey Resources Corp.	49,466	2,271,479
NextEra Energy, Inc.	993,785	75,219,587
NiSource, Inc.	199,367	6,270,092
Northwest Natural Holding Co.	16,127	875,535
NorthWestern Corp.	27,547	1,687,805
NRG Energy, Inc.	124,112	5,714,116
OGE Energy Corp.	102,459	4,231,557
ONE Gas, Inc.	26,932	2,343,623
Ormat Technologies, Inc.	22,646	1,901,358
Otter Tail Corp.	20,891	1,366,062
PG&E Corp. *	765,564	9,339,881
Pinnacle West Capital Corp.	57,416	4,458,352
PNM Resources, Inc.	43,653	2,074,827
Portland General Electric Co.	45,249	2,228,513
PPL Corp.	379,520	11,453,914
Public Service Enterprise Group, Inc.	256,228	17,561,867
Sempra Energy	161,870	26,524,018
SJW Group	13,670	845,490
South Jersey Industries, Inc.	57,558	2,005,896
Southwest Gas Holdings, Inc.	33,217	3,093,499
Spire, Inc.	26,633	2,085,364
Sunnova Energy International, Inc. *	47,141	942,820
The AES Corp.	336,334	7,412,801
The Southern Co.	536,441	40,587,126
The York Water Co.	7,252	297,187
UGI Corp.	106,970	4,571,898
Unitil Corp.	7,964	460,399

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vistra Corp.	244,862	6,457,011
WEC Energy Group, Inc.	159,368	16,744,796
Xcel Energy, Inc.	272,354	20,519,150
		609,918,280
Total Common Stocks (Cost $13,693,904,709)		20,835,171,977

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)	20,070,000	20,070,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)(d)	47,863,602	47,863,602
		67,933,602
Total Short-Term Investments (Cost $67,933,602)		67,933,602
Total Investments in Securities (Cost $13,761,838,311)		20,903,105,579

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/17/22	132	27,266,250	1,013,925

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $45,730,808.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/22	BALANCE OF SHARES HELD AT 5/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$52,840,291	$4,595,128	($1,923,370)	$516,668	($2,842,445)	$53,186,272	758,720	$433,858

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$20,835,171,977	$—	$—	$20,835,171,977
Short-Term Investments[1]	67,933,602	—	—	67,933,602
Futures Contracts[2]	1,013,925	—	—	1,013,925
Total	$20,904,119,504	$—	$—	$20,904,119,504

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.1%
Aptiv plc *	14,895	1,582,445
Autoliv, Inc.	4,334	347,067
BorgWarner, Inc.	13,131	529,442
Ford Motor Co.	216,755	2,965,208
Fox Factory Holding Corp. *	2,356	193,239
General Motors Co. *	80,059	3,096,682
Gentex Corp.	13,083	406,620
Harley-Davidson, Inc.	8,510	299,382
Lear Corp.	3,304	465,732
QuantumScape Corp. *(a)	14,104	180,390
Tesla, Inc. *	46,155	34,997,490
Thor Industries, Inc.	3,057	232,240
		45,295,937

Banks 3.8%
Bank of America Corp.	392,119	14,586,827
Bank OZK	6,643	275,485
BOK Financial Corp.	1,649	142,094
Citigroup, Inc.	109,351	5,840,437
Citizens Financial Group, Inc.	27,245	1,127,398
Comerica, Inc.	7,165	596,200
Commerce Bancshares, Inc.	6,120	423,382
Cullen/Frost Bankers, Inc.	3,146	393,187
East West Bancorp, Inc.	7,850	577,289
Essent Group Ltd.	6,139	262,688
Fifth Third Bancorp	37,725	1,487,497
First Citizens BancShares, Inc., Class A	732	512,693
First Financial Bankshares, Inc.	7,114	293,381
First Horizon Corp.	29,393	671,042
First Republic Bank	9,888	1,532,937
Huntington Bancshares, Inc.	79,062	1,097,380
JPMorgan Chase & Co.	162,975	21,550,184
KeyCorp	51,163	1,021,213
M&T Bank Corp.	9,873	1,776,844
MGIC Investment Corp.	17,486	243,580
New York Community Bancorp, Inc.	25,405	253,542
Pinnacle Financial Partners, Inc.	4,224	343,918
Popular, Inc.	4,361	356,337
Prosperity Bancshares, Inc.	5,086	368,735
Regions Financial Corp.	51,889	1,146,228
Signature Bank	3,452	746,564
SVB Financial Group *	3,234	1,580,035
Synovus Financial Corp.	7,978	340,262
TFS Financial Corp.	2,587	38,857
The PNC Financial Services Group, Inc.	23,136	4,058,286
Truist Financial Corp.	73,567	3,659,223
U.S. Bancorp	74,431	3,950,053
Valley National Bancorp	23,153	294,275
Wells Fargo & Co.	214,381	9,812,218
SECURITY	NUMBER OF SHARES	VALUE ($)
Western Alliance Bancorp	5,860	476,828
Zions Bancorp NA	8,331	475,200
		82,312,299

Capital Goods 5.7%
3M Co.	31,455	4,695,917
A.O. Smith Corp.	7,278	437,553
Acuity Brands, Inc.	1,941	339,714
Advanced Drainage Systems, Inc.	3,096	339,043
AECOM	7,790	544,131
AGCO Corp.	3,398	435,385
Allegion plc	4,955	553,226
AMETEK, Inc.	12,748	1,548,500
Axon Enterprise, Inc. *	3,763	381,418
Builders FirstSource, Inc. *	10,556	687,090
BWX Technologies, Inc.	5,123	262,298
Carlisle Cos., Inc.	2,885	734,031
Carrier Global Corp.	47,173	1,854,371
Caterpillar, Inc.	29,815	6,435,568
ChargePoint Holdings, Inc. *(a)	9,503	121,543
Chart Industries, Inc. *	1,987	349,474
Crane Holdings Co.	2,766	264,596
Cummins, Inc.	7,836	1,638,664
Deere & Co.	15,466	5,533,425
Donaldson Co., Inc.	6,836	357,386
Dover Corp.	7,914	1,059,764
Eaton Corp. plc	21,965	3,044,349
EMCOR Group, Inc.	2,901	306,433
Emerson Electric Co.	32,731	2,901,930
Esab Corp. *	2,500	125,000
Fastenal Co.	31,746	1,700,316
Fortive Corp.	19,743	1,219,525
Fortune Brands Home & Security, Inc.	7,504	520,402
Generac Holdings, Inc. *	3,471	857,615
General Dynamics Corp.	12,699	2,856,132
General Electric Co.	60,573	4,742,260
Graco, Inc.	9,310	589,323
HEICO Corp.	2,325	332,591
HEICO Corp., Class A	4,121	482,528
Honeywell International, Inc.	37,854	7,329,291
Howmet Aerospace, Inc.	20,898	747,521
Hubbell, Inc.	2,996	568,821
Huntington Ingalls Industries, Inc.	2,221	467,432
IDEX Corp.	4,188	802,211
Illinois Tool Works, Inc.	15,743	3,275,646
Ingersoll Rand, Inc.	22,433	1,057,716
ITT, Inc.	4,743	350,128
Jacobs Engineering Group, Inc.	7,098	994,359
Johnson Controls International plc	38,741	2,111,772
L3Harris Technologies, Inc.	10,803	2,602,443
Lennox International, Inc.	1,859	388,345
Lincoln Electric Holdings, Inc.	3,232	438,970
Lockheed Martin Corp.	13,364	5,881,630
Masco Corp.	13,228	749,895
MasTec, Inc. *	3,259	272,420

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nordson Corp.	3,022	658,433
Northrop Grumman Corp.	8,094	3,787,749
nVent Electric plc	9,245	327,273
Oshkosh Corp.	3,661	340,143
Otis Worldwide Corp.	23,395	1,740,588
Owens Corning	5,517	527,315
PACCAR, Inc.	19,204	1,667,675
Parker-Hannifin Corp.	7,068	1,923,698
Pentair plc	9,156	459,357
Plug Power, Inc. *	28,514	526,939
Quanta Services, Inc.	7,867	936,173
Raytheon Technologies Corp.	82,314	7,829,708
RBC Bearings, Inc. *	1,609	299,901
Regal Rexnord Corp.	3,720	464,814
Rockwell Automation, Inc.	6,392	1,362,774
Roper Technologies, Inc.	5,810	2,570,576
Sensata Technologies Holding plc	8,707	418,197
SiteOne Landscape Supply, Inc. *	2,486	333,795
Snap-on, Inc.	2,944	653,215
Stanley Black & Decker, Inc.	8,962	1,063,700
Sunrun, Inc. *	11,389	297,481
Teledyne Technologies, Inc. *	2,566	1,039,615
Textron, Inc.	12,176	794,971
The AZEK Co., Inc. *	6,040	127,263
The Boeing Co. *	30,262	3,976,427
The Middleby Corp. *	3,101	469,677
The Timken Co.	3,772	230,356
The Toro Co.	5,775	476,380
Trane Technologies plc	12,878	1,777,937
TransDigm Group, Inc. *	2,906	1,759,205
Trex Co., Inc. *	6,347	404,431
United Rentals, Inc. *	3,984	1,187,949
Vertiv Holdings Co.	17,307	190,204
Virgin Galactic Holdings, Inc. *(a)	9,687	67,906
W.W. Grainger, Inc.	2,390	1,164,097
Watsco, Inc.	1,814	463,713
WESCO International, Inc. *	2,435	305,787
Westinghouse Air Brake Technologies Corp.	10,279	970,954
WillScot Mobile Mini Holdings Corp. *	12,368	441,909
Woodward, Inc.	3,456	351,164
Xylem, Inc.	9,953	838,540
Zurn Water Solutions Corp.	6,930	199,723
		121,717,813

Commercial & Professional Services 0.8%
ADT, Inc.	8,167	61,089
ASGN, Inc. *	2,892	275,405
Cintas Corp.	4,881	1,944,249
Clarivate plc *	21,946	324,142
Clean Harbors, Inc. *	2,778	259,465
Copart, Inc. *	11,757	1,346,529
CoStar Group, Inc. *	21,725	1,323,922
Dun & Bradstreet Holdings, Inc. *	8,170	141,096
Equifax, Inc.	6,732	1,363,769
Exponent, Inc.	2,883	260,594
IAA, Inc. *	7,433	290,110
ManpowerGroup, Inc.	3,025	271,070
MSA Safety, Inc.	1,983	252,813
Nielsen Holdings plc	19,866	507,775
Republic Services, Inc.	11,522	1,542,104
Robert Half International, Inc.	6,023	542,973
Rollins, Inc.	12,391	439,385
Stericycle, Inc. *	5,021	253,812
Tetra Tech, Inc.	2,962	399,781
TransUnion	10,521	913,328
TriNet Group, Inc. *	2,070	162,578
Upwork, Inc. *	6,537	119,300
SECURITY	NUMBER OF SHARES	VALUE ($)
Verisk Analytics, Inc.	8,888	1,554,689
Waste Management, Inc.	21,201	3,360,571
		17,910,549

Consumer Durables & Apparel 1.1%
Brunswick Corp.	4,276	321,683
Callaway Golf Co. *	6,570	142,635
Capri Holdings Ltd. *	8,101	394,843
Columbia Sportswear Co.	1,877	145,993
Crocs, Inc. *	3,226	179,882
D.R. Horton, Inc.	17,770	1,335,415
Deckers Outdoor Corp. *	1,501	403,109
Garmin Ltd.	8,366	883,617
Hanesbrands, Inc.	19,523	231,738
Hasbro, Inc.	7,132	640,097
Helen of Troy Ltd. *	1,319	244,266
Leggett & Platt, Inc.	7,377	288,957
Lennar Corp., Class A	14,403	1,155,841
Lululemon Athletica, Inc. *	6,478	1,896,046
Mattel, Inc. *	19,323	485,394
Mohawk Industries, Inc. *	3,004	424,946
Newell Brands, Inc.	20,876	447,581
NIKE, Inc., Class B	70,333	8,359,077
NVR, Inc. *	182	810,013
Peloton Interactive, Inc., Class A *	16,687	232,951
Polaris, Inc.	3,144	334,993
PulteGroup, Inc.	13,693	619,745
PVH Corp.	3,828	271,290
Ralph Lauren Corp.	2,545	257,274
Skechers U.S.A., Inc., Class A *	7,453	293,648
Tapestry, Inc.	14,551	502,010
Tempur Sealy International, Inc.	10,517	277,333
Toll Brothers, Inc.	6,224	314,125
TopBuild Corp. *	1,828	360,591
VF Corp.	17,789	897,633
Whirlpool Corp.	3,252	599,148
YETI Holdings, Inc. *	4,804	219,783
		23,971,657

Consumer Services 1.8%
Airbnb, Inc., Class A *	19,122	2,311,276
Aramark	14,174	488,578
Boyd Gaming Corp.	4,556	267,756
Bright Horizons Family Solutions, Inc. *	3,309	299,630
Caesars Entertainment, Inc. *	11,792	591,605
Carnival Corp. *	44,568	618,604
Chegg, Inc. *	7,546	146,845
Chipotle Mexican Grill, Inc. *	1,555	2,180,965
Choice Hotels International, Inc.	1,808	231,225
Churchill Downs, Inc.	1,906	385,831
Coursera, Inc. *	4,602	77,820
Darden Restaurants, Inc.	7,028	878,500
Domino’s Pizza, Inc.	2,004	727,793
DraftKings, Inc., Class A *	19,127	259,171
Hilton Grand Vacations, Inc. *	4,887	223,580
Hilton Worldwide Holdings, Inc.	15,353	2,162,623
Las Vegas Sands Corp. *	18,908	670,478
Marriott International, Inc., Class A	15,077	2,586,912
Marriott Vacations Worldwide Corp.	2,329	344,040
McDonald’s Corp.	41,216	10,395,087
MGM Resorts International	20,753	725,732
Norwegian Cruise Line Holdings Ltd. *	22,961	367,606
Penn National Gaming, Inc. *	9,079	290,165
Planet Fitness, Inc., Class A *	4,572	321,732
Royal Caribbean Cruises Ltd. *	12,338	716,468
Scientific Games Corp., Class A *	5,370	283,536
Service Corp. International	9,137	639,864

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Starbucks Corp.	63,490	4,983,965
Terminix Global Holdings, Inc. *	6,640	288,242
Texas Roadhouse, Inc.	3,833	298,859
The Wendy's Co.	9,836	183,343
Vail Resorts, Inc.	2,221	560,158
Wingstop, Inc.	1,634	130,164
Wyndham Hotels & Resorts, Inc.	5,090	407,862
Wynn Resorts Ltd. *	5,797	383,182
Yum! Brands, Inc.	15,915	1,933,195
		38,362,392

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	2,235	298,641
AGNC Investment Corp.	28,769	351,845
Ally Financial, Inc.	18,600	819,144
American Express Co.	33,907	5,724,180
Ameriprise Financial, Inc.	6,143	1,697,127
Annaly Capital Management, Inc.	85,936	568,037
Apollo Global Management, Inc.	20,470	1,179,891
Ares Management Corp., Class A	9,243	657,824
Berkshire Hathaway, Inc., Class B *	100,963	31,902,289
BlackRock, Inc.	7,858	5,257,631
Blackstone, Inc.	38,828	4,573,550
Capital One Financial Corp.	22,800	2,915,208
Cboe Global Markets, Inc.	5,875	659,821
CME Group, Inc.	19,844	3,945,583
Coinbase Global, Inc., Class A *(a)	1,623	126,756
Credit Acceptance Corp. *	446	265,508
Discover Financial Services	15,857	1,799,611
Equitable Holdings, Inc.	20,698	629,426
Evercore, Inc., Class A	2,173	248,157
FactSet Research Systems, Inc.	2,082	794,866
Franklin Resources, Inc.	15,645	423,667
Interactive Brokers Group, Inc., Class A	4,827	297,054
Intercontinental Exchange, Inc.	30,988	3,172,861
Invesco Ltd.	18,693	361,523
Janus Henderson Group plc	9,345	262,688
Jefferies Financial Group, Inc.	10,605	350,177
KKR & Co., Inc.	32,304	1,770,582
Lazard Ltd., Class A	6,287	221,680
LPL Financial Holdings, Inc.	4,404	864,021
MarketAxess Holdings, Inc.	2,088	588,148
Moody's Corp.	8,914	2,688,195
Morgan Stanley	78,232	6,738,904
Morningstar, Inc.	1,318	338,766
MSCI, Inc.	4,476	1,979,959
Nasdaq, Inc.	6,498	1,008,879
New Residential Investment Corp.	25,924	292,941
Northern Trust Corp.	11,456	1,280,208
OneMain Holdings, Inc.	5,952	262,245
Raymond James Financial, Inc.	10,284	1,012,871
S&P Global, Inc.	19,540	6,828,839
SEI Investments Co.	5,829	340,588
SLM Corp.	15,353	300,765
Starwood Property Trust, Inc.	16,673	398,318
State Street Corp.	20,154	1,460,963
Stifel Financial Corp.	5,782	371,031
Synchrony Financial	28,711	1,063,455
T. Rowe Price Group, Inc.	12,617	1,603,495
The Bank of New York Mellon Corp.	40,777	1,900,616
The Carlyle Group, Inc.	7,693	296,411
The Charles Schwab Corp. (b)	82,581	5,788,928
The Goldman Sachs Group, Inc.	18,741	6,125,496
Tradeweb Markets, Inc., Class A	5,804	392,408
Upstart Holdings, Inc. *(a)	2,716	136,886
Voya Financial, Inc.	5,925	406,514
		115,745,177

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 4.6%
APA Corp.	20,127	946,170
Baker Hughes Co.	49,909	1,795,726
Cheniere Energy, Inc.	12,976	1,774,728
Chesapeake Energy Corp.	5,753	560,227
Chevron Corp.	106,258	18,559,022
ConocoPhillips	71,781	8,065,313
Continental Resources, Inc.	3,229	219,798
Coterra Energy, Inc.	44,977	1,544,060
Devon Energy Corp.	34,764	2,603,824
Diamondback Energy, Inc.	9,381	1,426,100
EOG Resources, Inc.	32,248	4,416,686
EQT Corp.	16,603	792,295
Exxon Mobil Corp.	233,397	22,406,112
Halliburton Co.	49,563	2,007,302
Hess Corp.	15,235	1,874,971
Kinder Morgan, Inc.	107,583	2,118,309
Marathon Oil Corp.	43,025	1,352,276
Marathon Petroleum Corp.	31,912	3,248,323
New Fortress Energy, Inc.	2,229	103,849
Occidental Petroleum Corp.	48,909	3,389,883
ONEOK, Inc.	24,552	1,616,749
Ovintiv, Inc.	14,368	804,464
Phillips 66	25,826	2,603,519
Pioneer Natural Resources Co.	12,514	3,478,141
Schlumberger N.V.	77,304	3,552,892
Targa Resources Corp.	12,622	909,036
Texas Pacific Land Corp.	342	535,569
The Williams Cos., Inc.	67,109	2,487,060
Valero Energy Corp.	22,532	2,920,147
		98,112,551

Food & Staples Retailing 1.4%
Albertsons Cos., Inc., Class A	5,501	168,055
BJ's Wholesale Club Holdings, Inc. *	7,520	435,182
Casey's General Stores, Inc.	2,040	427,462
Costco Wholesale Corp.	24,444	11,396,282
Performance Food Group Co. *	8,528	369,603
Sysco Corp.	27,977	2,355,104
The Kroger Co.	36,876	1,953,322
US Foods Holding Corp. *	12,206	404,263
Walgreens Boots Alliance, Inc.	39,505	1,731,504
Walmart, Inc.	78,014	10,034,941
		29,275,718

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	100,450	5,433,340
Archer-Daniels-Midland Co.	30,850	2,801,797
Beyond Meat, Inc. *(a)	3,273	86,571
Brown-Forman Corp., Class B	10,068	665,696
Bunge Ltd.	7,769	919,228
Campbell Soup Co.	11,059	529,837
Celsius Holdings, Inc. *	2,150	144,244
Conagra Brands, Inc.	26,694	877,966
Constellation Brands, Inc., Class A	9,062	2,224,449
Darling Ingredients, Inc. *	8,937	715,586
Freshpet, Inc. *	2,644	190,289
General Mills, Inc.	33,304	2,326,284
Hormel Foods Corp.	15,536	756,137
Ingredion, Inc.	3,628	343,535
Kellogg Co.	14,101	983,404
Keurig Dr Pepper, Inc.	40,586	1,409,958
Lamb Weston Holdings, Inc.	7,990	539,964
McCormick & Co., Inc. Non Voting Shares	13,766	1,276,384
Molson Coors Beverage Co., Class B	10,424	582,076

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mondelez International, Inc., Class A	76,620	4,869,967
Monster Beverage Corp. *	20,710	1,845,675
PepsiCo, Inc.	76,282	12,796,305
Philip Morris International, Inc.	85,410	9,074,812
Pilgrim's Pride Corp. *	2,635	87,798
Post Holdings, Inc. *	3,111	255,818
The Boston Beer Co., Inc., Class A *	521	185,111
The Coca-Cola Co.	214,320	13,583,602
The Hershey Co.	8,009	1,695,585
The J.M. Smucker Co.	5,971	748,584
The Kraft Heinz Co.	39,071	1,478,056
Tyson Foods, Inc., Class A	16,111	1,443,707
		70,871,765

Health Care Equipment & Services 6.4%
Abbott Laboratories	97,514	11,453,994
ABIOMED, Inc. *	2,512	662,414
Acadia Healthcare Co., Inc. *	4,947	352,078
agilon health, Inc. *	2,494	47,635
Align Technology, Inc. *	4,046	1,123,331
Amedisys, Inc. *	1,798	208,406
AmerisourceBergen Corp.	8,283	1,282,126
AMN Healthcare Services, Inc. *	2,581	250,099
Anthem, Inc.	13,374	6,815,524
Baxter International, Inc.	27,587	2,097,991
Becton Dickinson & Co.	15,688	4,012,990
Boston Scientific Corp. *	78,558	3,221,664
Cardinal Health, Inc.	15,260	859,443
Centene Corp. *	32,171	2,620,006
Cerner Corp.	16,263	1,542,546
Certara, Inc. *	5,837	118,608
Change Healthcare, Inc. *	13,772	331,768
Chemed Corp.	844	408,834
Cigna Corp.	17,822	4,781,464
CVS Health Corp.	72,388	7,003,539
Danaher Corp.	35,097	9,259,291
DaVita, Inc. *	3,390	330,491
Dentsply Sirona, Inc.	12,063	477,212
DexCom, Inc. *	5,341	1,591,298
Edwards Lifesciences Corp. *	34,409	3,470,148
Embecta Corp. *	3,117	77,239
Encompass Health Corp.	5,463	358,045
Enovis Corp. *	2,502	165,983
Envista Holdings Corp. *	8,847	380,775
Globus Medical, Inc., Class A *	4,390	292,374
Guardant Health, Inc. *	5,593	229,201
HCA Healthcare, Inc.	13,203	2,777,911
HealthEquity, Inc. *	4,658	291,498
Henry Schein, Inc. *	7,641	654,375
Hologic, Inc. *	13,763	1,035,941
Humana, Inc.	7,093	3,221,853
IDEXX Laboratories, Inc. *	4,675	1,830,824
Inspire Medical Systems, Inc. *	1,500	265,245
Insulet Corp. *	3,809	813,145
Integra LifeSciences Holdings Corp. *	3,999	250,497
Intuitive Surgical, Inc. *	19,710	4,486,784
Laboratory Corp. of America Holdings	5,147	1,269,868
LHC Group, Inc. *	1,751	291,822
Masimo Corp. *	2,781	390,536
McKesson Corp.	8,265	2,716,623
Medtronic plc	74,163	7,427,425
Molina Healthcare, Inc. *	3,219	934,218
Novocure Ltd. *	4,895	393,460
Oak Street Health, Inc. *	7,569	142,903
Omnicell, Inc. *	2,409	267,784
Penumbra, Inc. *	1,948	286,200
Quest Diagnostics, Inc.	6,553	924,104
QuidelOrtho Corp. *	2,756	261,903
SECURITY	NUMBER OF SHARES	VALUE ($)
R1 RCM, Inc. *	7,456	160,080
ResMed, Inc.	8,059	1,639,684
Shockwave Medical, Inc. *	1,939	318,403
STAAR Surgical Co. *	2,720	179,357
STERIS plc	5,517	1,258,979
Stryker Corp.	18,501	4,338,485
Tandem Diabetes Care, Inc. *	3,478	237,095
Teladoc Health, Inc. *	8,865	302,208
Teleflex, Inc.	2,578	741,794
Tenet Healthcare Corp. *	5,901	381,854
The Cooper Cos., Inc.	2,742	961,729
UnitedHealth Group, Inc.	51,919	25,792,321
Universal Health Services, Inc., Class B	4,033	502,552
Veeva Systems, Inc., Class A *	7,646	1,301,808
West Pharmaceutical Services, Inc.	4,078	1,265,730
Zimmer Biomet Holdings, Inc.	11,529	1,385,901
Zimvie, Inc. *	1,143	24,883
		137,554,299

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	13,317	1,199,329
Colgate-Palmolive Co.	46,474	3,662,616
Coty, Inc., Class A *	19,105	135,454
Herbalife Nutrition Ltd. *	5,508	120,019
Kimberly-Clark Corp.	18,559	2,468,718
Reynolds Consumer Products, Inc.	2,930	79,755
The Clorox Co.	6,835	993,536
The Estee Lauder Cos., Inc., Class A	12,844	3,270,725
The Procter & Gamble Co.	132,125	19,538,645
		31,468,797

Insurance 2.2%
Aflac, Inc.	33,175	2,009,410
Alleghany Corp. *	755	629,504
American Financial Group, Inc.	3,640	514,332
American International Group, Inc.	45,765	2,685,490
Aon plc, Class A	11,838	3,263,381
Arch Capital Group Ltd. *	21,319	1,011,800
Arthur J. Gallagher & Co.	11,522	1,865,873
Assurant, Inc.	3,130	553,040
Brown & Brown, Inc.	12,957	769,257
Chubb Ltd.	23,778	5,024,054
Cincinnati Financial Corp.	8,247	1,054,461
CNA Financial Corp.	1,453	66,606
Erie Indemnity Co., Class A	1,357	227,637
Everest Re Group Ltd.	2,179	615,567
Fidelity National Financial, Inc.	15,711	664,575
First American Financial Corp.	6,037	365,782
Globe Life, Inc.	5,108	498,388
Lincoln National Corp.	9,157	530,465
Loews Corp.	10,776	705,720
Markel Corp. *	753	1,031,181
Marsh & McLennan Cos., Inc.	27,830	4,451,408
MetLife, Inc.	38,653	2,604,826
Old Republic International Corp.	15,768	377,171
Primerica, Inc.	2,173	273,798
Principal Financial Group, Inc.	13,367	974,855
Prudential Financial, Inc.	20,845	2,214,781
Reinsurance Group of America, Inc.	3,721	468,288
RenaissanceRe Holdings Ltd.	2,415	370,751
The Allstate Corp.	15,452	2,112,134
The Hartford Financial Services Group, Inc.	18,446	1,337,519
The Progressive Corp.	32,194	3,843,320
The Travelers Cos., Inc.	13,329	2,386,424
Unum Group	11,211	408,641

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
W.R. Berkley Corp.	11,555	821,907
Willis Towers Watson plc	6,720	1,418,390
		48,150,736

Materials 3.0%
Air Products and Chemicals, Inc.	12,212	3,006,106
Albemarle Corp.	6,449	1,679,449
Alcoa Corp.	10,138	625,717
Amcor plc	83,500	1,093,850
AptarGroup, Inc.	3,626	388,308
Ashland Global Holdings, Inc.	2,898	310,144
Avery Dennison Corp.	4,549	784,975
Axalta Coating Systems Ltd. *	11,843	321,656
Ball Corp.	17,924	1,270,632
Berry Global Group, Inc. *	7,402	431,759
Celanese Corp.	5,940	929,729
CF Industries Holdings, Inc.	11,823	1,167,758
Cleveland-Cliffs, Inc. *	26,340	610,561
Corteva, Inc.	40,141	2,513,629
Crown Holdings, Inc.	6,944	725,231
Diversey Holdings Ltd. *	2,387	23,393
Dow, Inc.	40,537	2,755,705
DuPont de Nemours, Inc.	28,264	1,917,712
Eagle Materials, Inc.	2,169	283,185
Eastman Chemical Co.	7,094	781,475
Ecolab, Inc.	13,734	2,251,140
Element Solutions, Inc.	12,060	256,757
FMC Corp.	6,983	855,976
Freeport-McMoRan, Inc.	80,949	3,163,487
Graphic Packaging Holding Co.	15,581	346,833
Huntsman Corp.	11,423	414,084
International Flavors & Fragrances, Inc.	14,068	1,859,368
International Paper Co.	21,347	1,034,262
Linde plc	28,275	9,180,327
Louisiana-Pacific Corp.	4,896	338,118
LyondellBasell Industries N.V., Class A	14,488	1,655,254
Martin Marietta Materials, Inc.	3,437	1,166,449
MP Materials Corp. *	4,099	161,624
Newmont Corp.	43,943	2,981,533
Nucor Corp.	14,976	1,983,721
Olin Corp.	7,807	513,623
Packaging Corp. of America	5,236	823,518
PPG Industries, Inc.	13,135	1,661,446
Reliance Steel & Aluminum Co.	3,457	672,041
Royal Gold, Inc.	3,597	406,749
RPM International, Inc.	7,136	628,682
Sealed Air Corp.	8,131	505,586
Sonoco Products Co.	5,386	314,919
Steel Dynamics, Inc.	10,461	893,160
Sylvamo Corp. *	1,988	100,871
The Chemours Co.	8,904	383,673
The Mosaic Co.	20,416	1,279,062
The Scotts Miracle-Gro Co.	2,222	210,246
The Sherwin-Williams Co.	13,288	3,561,715
United States Steel Corp.	14,373	360,331
Valvoline, Inc.	9,966	333,462
Vulcan Materials Co.	7,311	1,205,365
Westlake Corp.	1,864	246,253
Westrock Co.	14,484	702,329
		64,072,938

Media & Entertainment 7.1%
Activision Blizzard, Inc.	42,927	3,343,155
Alphabet, Inc., Class A *	16,581	37,725,754
Alphabet, Inc., Class C *	15,314	34,927,865
Altice USA, Inc., Class A *	12,381	140,896
SECURITY	NUMBER OF SHARES	VALUE ($)
AMC Entertainment Holdings, Inc., Class A *(a)	28,364	406,740
Bumble, Inc., Class A *	3,995	113,858
Cable One, Inc.	278	362,262
Charter Communications, Inc., Class A *	6,568	3,329,516
Comcast Corp., Class A	249,487	11,047,284
DISH Network Corp., Class A *	13,705	312,885
Electronic Arts, Inc.	15,490	2,147,688
Endeavor Group Holdings, Inc., Class A *	1,117	25,378
Fox Corp., Class A	17,361	616,489
Fox Corp., Class B	8,058	263,577
IAC/InterActiveCorp *	4,615	393,659
Liberty Broadband Corp., Class C *	7,803	976,702
Liberty Media Corp. - Liberty Formula One, Class C *	11,223	699,081
Liberty Media Corp. - Liberty SiriusXM, Class C *	8,744	359,378
Live Nation Entertainment, Inc. *	7,415	704,796
Match Group, Inc. *	15,678	1,235,113
Meta Platforms, Inc., Class A *	127,322	24,654,632
Netflix, Inc. *	24,508	4,838,860
News Corp., Class A	21,576	375,422
Nexstar Media Group, Inc., Class A	2,285	400,378
Omnicom Group, Inc.	11,494	857,567
Paramount Global, Class B	33,389	1,146,244
Pinterest, Inc., Class A *	31,387	616,755
Playtika Holding Corp. *	5,525	81,825
ROBLOX Corp., Class A *	2,279	68,233
Roku, Inc. *	6,506	617,419
Sirius XM Holdings, Inc. (a)	49,980	319,872
Snap, Inc., Class A *	59,637	841,478
Take-Two Interactive Software, Inc. *	8,731	1,087,302
The Interpublic Group of Cos., Inc.	21,772	701,712
The New York Times Co., Class A	9,238	318,619
The Walt Disney Co. *	100,340	11,081,550
Twitter, Inc. *	44,090	1,745,964
Vimeo, Inc. *	8,398	72,979
Warner Bros Discovery, Inc. *	121,837	2,247,893
Zillow Group, Inc., Class A *	2,019	80,679
Zillow Group, Inc., Class C *	9,165	365,683
ZoomInfo Technologies, Inc. *	16,664	673,059
		152,326,201

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
10X Genomics, Inc., Class A *	5,080	260,045
AbbVie, Inc.	97,462	14,362,975
Adaptive Biotechnologies Corp. *	5,857	45,802
Agilent Technologies, Inc.	16,532	2,108,822
Alnylam Pharmaceuticals, Inc. *	6,633	834,431
Amgen, Inc.	31,038	7,968,696
Apellis Pharmaceuticals, Inc. *	4,890	202,690
Arrowhead Pharmaceuticals, Inc. *	5,855	195,323
Avantor, Inc. *	33,627	1,077,409
Beam Therapeutics, Inc. *	2,450	86,191
Biogen, Inc. *	8,088	1,617,600
Biohaven Pharmaceutical Holding Co., Ltd. *	3,377	485,376
BioMarin Pharmaceutical, Inc. *	10,084	757,611
Bio-Rad Laboratories, Inc., Class A *	1,190	639,970
Bio-Techne Corp.	2,170	802,314
Blueprint Medicines Corp. *	3,222	177,210
Bridgebio Pharma, Inc. *	5,889	40,222
Bristol-Myers Squibb Co.	120,125	9,063,431
Bruker Corp.	5,627	351,575
Catalent, Inc. *	9,857	1,015,862
Charles River Laboratories International, Inc. *	2,776	649,806

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Denali Therapeutics, Inc. *	5,167	125,506
Elanco Animal Health, Inc. *	26,147	619,684
Eli Lilly & Co.	43,775	13,720,836
Exact Sciences Corp. *	9,615	478,923
Exelixis, Inc. *	17,550	321,691
Fate Therapeutics, Inc. *	4,411	101,894
Gilead Sciences, Inc.	69,094	4,480,746
Halozyme Therapeutics, Inc. *	7,756	356,621
Horizon Therapeutics plc *	12,471	1,118,524
Illumina, Inc. *	8,607	2,061,204
Incyte Corp. *	10,394	788,801
Intellia Therapeutics, Inc. *	3,762	173,579
Invitae Corp. *	11,398	41,831
Ionis Pharmaceuticals, Inc. *	7,864	287,193
IQVIA Holdings, Inc. *	10,530	2,266,582
Jazz Pharmaceuticals plc *	3,395	508,164
Johnson & Johnson	145,121	26,053,573
Maravai LifeSciences Holdings, Inc., Class A *	6,068	189,018
Medpace Holdings, Inc. *	1,576	225,746
Merck & Co., Inc.	139,244	12,814,625
Mettler-Toledo International, Inc. *	1,265	1,626,942
Mirati Therapeutics, Inc. *	2,707	106,006
Moderna, Inc. *	19,441	2,825,361
Natera, Inc. *	4,798	176,039
NeoGenomics, Inc. *	6,696	56,380
Neurocrine Biosciences, Inc. *	5,220	488,018
Novavax, Inc. *	4,184	231,501
Organon & Co.	13,984	530,833
Pacific Biosciences of California, Inc. *	12,103	68,140
PerkinElmer, Inc.	6,988	1,045,894
Perrigo Co., plc	7,403	295,084
Pfizer, Inc.	309,488	16,415,244
Regeneron Pharmaceuticals, Inc. *	5,886	3,912,660
Repligen Corp. *	2,871	472,193
Royalty Pharma plc, Class A	19,628	807,496
Sarepta Therapeutics, Inc. *	4,870	354,633
Seagen, Inc. *	7,428	1,007,831
Sotera Health Co. *	5,584	118,939
Syneos Health, Inc. *	5,743	424,350
Thermo Fisher Scientific, Inc.	21,722	12,328,756
Twist Bioscience Corp. *	3,018	102,733
Ultragenyx Pharmaceutical, Inc. *	3,740	175,406
United Therapeutics Corp. *	2,493	574,238
Vertex Pharmaceuticals, Inc. *	14,024	3,767,548
Viatris, Inc.	66,846	820,200
Vir Biotechnology, Inc. *	4,023	103,834
Waters Corp. *	3,367	1,104,208
Zoetis, Inc.	26,066	4,455,461
		163,874,030

Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	8,008	1,328,928
American Campus Communities, Inc.	7,715	501,475
American Homes 4 Rent, Class A	16,231	599,898
American Tower Corp.	25,128	6,436,035
Americold Realty Trust, Inc.	14,619	404,800
Apartment Income REIT Corp.	8,652	388,129
AvalonBay Communities, Inc.	7,706	1,602,540
Boston Properties, Inc.	7,813	868,649
Brixmor Property Group, Inc.	16,274	396,760
Camden Property Trust	5,627	807,418
CBRE Group, Inc., Class A *	18,466	1,529,723
Compass, Inc., Class A *	1,444	8,462
Cousins Properties, Inc.	8,094	279,648
Crown Castle International Corp.	23,861	4,525,239
CubeSmart	12,043	536,275
Digital Realty Trust, Inc.	15,631	2,181,931
SECURITY	NUMBER OF SHARES	VALUE ($)
Douglas Emmett, Inc.	9,747	275,548
Duke Realty Corp.	21,017	1,110,328
EastGroup Properties, Inc.	2,239	361,710
Equinix, Inc.	4,960	3,407,966
Equity LifeStyle Properties, Inc.	9,516	720,361
Equity Residential	18,798	1,444,250
Essex Property Trust, Inc.	3,588	1,018,454
eXp World Holdings, Inc.	3,564	49,789
Extra Space Storage, Inc.	7,362	1,311,908
Federal Realty Investment Trust	3,880	446,084
First Industrial Realty Trust, Inc.	7,230	384,275
Gaming & Leisure Properties, Inc.	12,929	605,336
Healthcare Trust of America, Inc., Class A	12,238	367,752
Healthpeak Properties, Inc.	29,755	883,426
Host Hotels & Resorts, Inc.	39,471	789,025
Innovative Industrial Properties, Inc.	1,493	198,644
Invitation Homes, Inc.	32,934	1,242,270
Iron Mountain, Inc.	15,958	860,136
Jones Lang LaSalle, Inc. *	2,783	549,142
Kilroy Realty Corp.	5,798	351,939
Kimco Realty Corp.	33,979	803,603
Lamar Advertising Co., Class A	4,776	467,809
Life Storage, Inc.	4,535	529,507
Medical Properties Trust, Inc.	32,842	610,204
Mid-America Apartment Communities, Inc.	6,410	1,160,210
National Retail Properties, Inc.	9,722	430,685
Omega Healthcare Investors, Inc.	13,310	396,239
Opendoor Technologies, Inc. *	21,189	153,196
Orion Office REIT, Inc.	2,955	39,390
Prologis, Inc.	40,830	5,205,008
Public Storage	8,426	2,785,973
Rayonier, Inc.	8,019	330,543
Realty Income Corp.	31,198	2,128,328
Redfin Corp. *	5,705	55,909
Regency Centers Corp.	8,497	579,580
Rexford Industrial Realty, Inc.	8,803	562,248
SBA Communications Corp.	5,994	2,017,640
Simon Property Group, Inc.	18,105	2,075,738
Spirit Realty Capital, Inc.	7,051	296,071
STAG Industrial, Inc.	9,737	324,242
STORE Capital Corp.	13,596	375,114
Sun Communities, Inc.	6,377	1,046,657
UDR, Inc.	16,457	786,645
Ventas, Inc.	22,010	1,248,847
VICI Properties, Inc.	46,390	1,431,131
Vornado Realty Trust	8,707	304,397
Welltower, Inc.	24,016	2,139,585
Weyerhaeuser Co.	41,236	1,629,647
WP Carey, Inc.	10,475	881,367
		69,569,766

Retailing 5.9%
Advance Auto Parts, Inc.	3,432	651,600
Amazon.com, Inc. *	24,127	58,005,892
AutoNation, Inc. *	2,191	261,956
AutoZone, Inc. *	1,139	2,345,941
Bath & Body Works, Inc.	14,203	582,607
Best Buy Co., Inc.	11,933	979,222
Booking Holdings, Inc. *	2,263	5,077,176
Burlington Stores, Inc. *	3,686	620,354
CarMax, Inc. *	8,890	882,510
Carvana Co. *	5,471	161,066
Chewy, Inc., Class A *	4,821	119,561
Dick's Sporting Goods, Inc.	3,462	281,218
Dollar General Corp.	12,755	2,810,437
Dollar Tree, Inc. *	12,406	1,989,054

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DoorDash, Inc., Class A *	8,939	687,499
eBay, Inc.	34,479	1,678,093
Etsy, Inc. *	6,969	565,325
Expedia Group, Inc. *	8,327	1,076,931
Five Below, Inc. *	3,101	404,960
Floor & Decor Holdings, Inc., Class A *	5,854	441,626
Foot Locker, Inc.	4,875	160,778
GameStop Corp., Class A *(a)	3,410	425,363
Genuine Parts Co.	7,855	1,074,014
Kohl's Corp.	7,670	309,254
Lithia Motors, Inc.	1,666	507,247
LKQ Corp.	14,733	757,129
Lowe’s Cos., Inc.	37,133	7,252,075
Macy's, Inc.	16,492	390,036
O'Reilly Automotive, Inc. *	3,710	2,363,901
Penske Automotive Group, Inc.	1,687	194,241
Pool Corp.	2,210	880,950
RH *	981	284,568
Ross Stores, Inc.	19,472	1,655,509
Target Corp.	26,435	4,279,298
The Gap, Inc.	11,598	127,926
The Home Depot, Inc.	57,577	17,431,437
The TJX Cos., Inc.	65,716	4,177,566
Tractor Supply Co.	6,264	1,173,623
Ulta Beauty, Inc. *	2,999	1,268,877
Victoria's Secret & Co. *	4,006	165,087
Wayfair, Inc., Class A *	4,303	255,555
Williams-Sonoma, Inc.	4,005	512,320
		125,269,782

Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. *	90,187	9,186,448
Allegro MicroSystems, Inc. *	3,129	80,572
Amkor Technology, Inc.	5,423	110,846
Analog Devices, Inc.	28,952	4,875,517
Applied Materials, Inc.	48,928	5,738,765
Azenta, Inc.	4,106	314,684
Broadcom, Inc.	22,762	13,204,919
Enphase Energy, Inc. *	7,390	1,375,944
Entegris, Inc.	7,480	829,981
First Solar, Inc. *	5,536	390,897
Intel Corp.	224,602	9,976,821
KLA Corp.	8,322	3,036,282
Lam Research Corp.	7,688	3,997,991
Lattice Semiconductor Corp. *	7,515	390,930
Marvell Technology, Inc.	46,504	2,750,712
Microchip Technology, Inc.	30,656	2,227,158
Micron Technology, Inc.	61,705	4,556,297
MKS Instruments, Inc.	3,034	374,699
Monolithic Power Systems, Inc.	2,383	1,073,279
NVIDIA Corp.	137,846	25,738,605
NXP Semiconductors N.V.	14,650	2,779,984
ON Semiconductor Corp. *	23,744	1,440,786
Power Integrations, Inc.	3,278	276,598
Qorvo, Inc. *	5,960	666,030
QUALCOMM, Inc.	62,168	8,903,701
Silicon Laboratories, Inc. *	2,085	310,999
Skyworks Solutions, Inc.	9,029	982,987
SolarEdge Technologies, Inc. *	2,897	790,273
Synaptics, Inc. *	2,178	322,605
Teradyne, Inc.	8,975	980,608
Texas Instruments, Inc.	50,921	9,000,796
Universal Display Corp.	2,411	304,533
Wolfspeed, Inc. *	6,800	511,564
		117,502,811

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 13.6%
Accenture plc, Class A	34,851	10,401,629
Adobe, Inc. *	25,998	10,827,647
Affirm Holdings, Inc. *	8,937	254,705
Akamai Technologies, Inc. *	8,947	904,005
Amdocs Ltd.	6,863	596,326
Anaplan, Inc. *	8,177	536,411
ANSYS, Inc. *	4,799	1,249,468
AppLovin Corp., Class A *	1,934	73,705
Asana, Inc., Class A *	4,577	99,504
Aspen Technology, Inc. *	1,546	299,136
Autodesk, Inc. *	12,119	2,517,722
Automatic Data Processing, Inc.	23,174	5,166,412
Avalara, Inc. *	4,814	407,601
Bentley Systems, Inc., Class B	10,083	346,654
Bill.com Holdings, Inc. *	5,066	599,004
Black Knight, Inc. *	8,533	579,476
Blackline, Inc. *	2,938	215,120
Block, Inc. *	27,601	2,415,364
Booz Allen Hamilton Holding Corp.	7,376	633,303
Broadridge Financial Solutions, Inc.	6,440	941,657
C3.ai, Inc., Class A *	3,999	75,661
CACI International, Inc., Class A *	1,287	360,836
Cadence Design Systems, Inc. *	15,254	2,344,997
Ceridian HCM Holding, Inc. *	7,474	420,786
Citrix Systems, Inc.	6,847	689,424
Cloudflare, Inc., Class A *	15,304	857,024
Cognizant Technology Solutions Corp., Class A	29,023	2,168,018
Concentrix Corp.	2,362	365,850
Consensus Cloud Solutions, Inc. *	896	43,035
Coupa Software, Inc. *	4,126	283,828
Crowdstrike Holdings, Inc., Class A *	11,461	1,833,645
Datadog, Inc., Class A *	14,195	1,354,061
Digital Turbine, Inc. *	4,863	123,666
DigitalOcean Holdings, Inc. *	888	43,379
DocuSign, Inc. *	10,904	914,955
DoubleVerify Holdings, Inc. *	1,201	26,722
Dropbox, Inc., Class A *	15,682	326,813
Duck Creek Technologies, Inc. *	4,300	79,851
DXC Technology Co. *	13,468	474,343
Dynatrace, Inc. *	10,788	406,384
Elastic N.V. *	4,069	250,854
EPAM Systems, Inc. *	3,141	1,063,291
Euronet Worldwide, Inc. *	2,898	351,122
Everbridge, Inc. *	2,221	91,750
Fair Isaac Corp. *	1,441	590,162
Fastly, Inc., Class A *	5,922	77,282
Fidelity National Information Services, Inc.	33,560	3,507,020
Fiserv, Inc. *	32,751	3,280,995
Five9, Inc. *	3,767	364,307
FleetCor Technologies, Inc. *	4,479	1,114,420
Fortinet, Inc. *	7,498	2,205,462
Gartner, Inc. *	4,522	1,186,573
Genpact Ltd.	9,375	415,969
Global Payments, Inc.	15,684	2,055,231
GoDaddy, Inc., Class A *	9,190	689,710
Guidewire Software, Inc. *	4,595	367,324
HubSpot, Inc. *	2,472	834,770
International Business Machines Corp.	49,468	6,868,137
Intuit, Inc.	15,609	6,469,306
Jack Henry & Associates, Inc.	4,000	752,480
KBR, Inc.	7,769	386,585
Kyndryl Holdings, Inc. *	9,796	120,883
Leidos Holdings, Inc.	7,717	806,426
Manhattan Associates, Inc. *	3,494	422,529
Mastercard, Inc., Class A	47,586	17,029,602

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Maximus, Inc.	3,385	219,653
Microsoft Corp.	413,309	112,366,318
MicroStrategy, Inc., Class A *(a)	503	133,139
MongoDB, Inc. *	3,671	870,578
nCino, Inc. *	3,176	103,760
NortonLifeLock, Inc.	32,053	780,170
Nutanix, Inc., Class A *	11,845	191,889
Okta, Inc. *	8,175	678,934
Oracle Corp.	86,894	6,249,416
Palantir Technologies, Inc., Class A *	88,435	767,616
Palo Alto Networks, Inc. *	5,437	2,733,615
Paychex, Inc.	17,692	2,190,800
Paycom Software, Inc. *	2,668	758,619
Paylocity Holding Corp. *	2,169	379,271
PayPal Holdings, Inc. *	64,317	5,480,452
Pegasystems, Inc.	2,260	111,960
PTC, Inc. *	5,810	677,039
Rapid7, Inc. *	3,129	221,752
RingCentral, Inc., Class A *	4,494	283,751
Salesforce, Inc. *	54,295	8,700,231
ServiceNow, Inc. *	11,046	5,163,674
Smartsheet, Inc., Class A *	7,035	250,798
Snowflake, Inc., Class A *	12,996	1,658,939
Splunk, Inc. *	8,749	897,297
Sprout Social, Inc., Class A *	2,463	125,441
SS&C Technologies Holdings, Inc.	12,217	781,766
Synopsys, Inc. *	8,491	2,710,327
Teradata Corp. *	5,966	229,273
The Trade Desk, Inc., Class A *	23,996	1,248,992
The Western Union Co.	21,721	394,019
Twilio, Inc., Class A *	9,283	976,293
Tyler Technologies, Inc. *	2,249	800,239
UiPath, Inc., Class A *	14,628	249,700
Unity Software, Inc. *	9,023	360,649
Varonis Systems, Inc. *	5,929	196,072
VeriSign, Inc. *	5,337	931,573
Visa, Inc., Class A	91,440	19,400,825
VMware, Inc., Class A	11,117	1,424,088
WEX, Inc. *	2,462	419,229
Workday, Inc., Class A *	10,618	1,659,593
Workiva, Inc. *	2,459	179,532
Zendesk, Inc. *	6,696	612,349
Ziff Davis, Inc. *	2,680	204,591
Zoom Video Communications, Inc., Class A *	12,013	1,290,797
Zscaler, Inc. *	4,399	673,443
		290,298,779

Technology Hardware & Equipment 7.7%
Amphenol Corp., Class A	32,990	2,337,671
Apple Inc.	854,706	127,214,441
Arista Networks, Inc. *	12,377	1,265,920
Arrow Electronics, Inc. *	3,729	449,904
CDW Corp.	7,474	1,269,534
Ciena Corp. *	8,589	436,493
Cisco Systems, Inc.	232,538	10,475,837
Cognex Corp.	9,779	473,499
Coherent, Inc. *	1,358	367,964
Corning, Inc.	41,165	1,474,530
Dell Technologies, Inc., Class C	16,011	799,589
Dolby Laboratories, Inc., Class A	3,635	282,149
F5, Inc. *	3,330	542,923
Hewlett Packard Enterprise Co.	71,286	1,112,062
HP, Inc.	59,684	2,318,127
II-VI, Inc. *	5,855	365,938
IPG Photonics Corp. *	1,947	205,389
Jabil, Inc.	7,952	489,207
Juniper Networks, Inc.	17,925	549,939
SECURITY	NUMBER OF SHARES	VALUE ($)
Keysight Technologies, Inc. *	10,074	1,466,774
Littelfuse, Inc.	1,354	365,851
Lumentum Holdings, Inc. *	4,010	345,181
Motorola Solutions, Inc.	9,319	2,047,757
National Instruments Corp.	7,192	254,022
NCR Corp. *	7,260	251,849
NetApp, Inc.	12,220	879,229
Novanta, Inc. *	1,946	239,280
Pure Storage, Inc., Class A *	15,022	356,472
Seagate Technology Holdings plc	11,096	939,498
TD SYNNEX Corp.	2,299	238,751
TE Connectivity Ltd.	17,943	2,321,645
Trimble, Inc. *	13,865	943,513
Ubiquiti, Inc.	347	90,761
Vontier Corp.	9,439	253,154
Western Digital Corp. *	17,338	1,052,243
Zebra Technologies Corp., Class A *	2,921	987,853
		165,464,949

Telecommunication Services 1.2%
AT&T, Inc.	393,589	8,379,510
Frontier Communications Parent, Inc. *	11,398	295,550
Iridium Communications, Inc. *	7,341	272,424
Liberty Global plc, Class C *	18,240	463,478
Lumen Technologies, Inc.	50,646	619,907
T-Mobile US, Inc. *	32,358	4,312,998
Verizon Communications, Inc.	231,502	11,873,738
		26,217,605

Transportation 1.8%
Alaska Air Group, Inc. *	6,960	335,890
AMERCO	540	264,589
American Airlines Group, Inc. *	35,879	641,158
Avis Budget Group, Inc. *	2,219	422,231
C.H. Robinson Worldwide, Inc.	7,167	777,691
CSX Corp.	122,260	3,886,645
Delta Air Lines, Inc. *	35,324	1,472,658
Expeditors International of Washington, Inc.	9,344	1,017,001
FedEx Corp.	13,426	3,015,211
GXO Logistics, Inc. *	5,610	304,455
J.B. Hunt Transport Services, Inc.	4,628	798,700
Knight-Swift Transportation Holdings, Inc.	9,080	441,651
Landstar System, Inc.	2,063	312,400
Lyft, Inc., Class A *	16,496	291,649
Norfolk Southern Corp.	13,212	3,166,388
Old Dominion Freight Line, Inc.	5,137	1,326,579
Saia, Inc. *	1,447	285,913
Southwest Airlines Co. *	32,652	1,497,421
TuSimple Holdings, Inc., Class A *	1,720	14,121
Uber Technologies, Inc. *	91,961	2,133,495
Union Pacific Corp.	35,127	7,720,212
United Airlines Holdings, Inc. *	17,836	849,529
United Parcel Service, Inc., Class B	40,228	7,331,553
XPO Logistics, Inc. *	5,401	288,629
		38,595,769

Utilities 2.9%
Alliant Energy Corp.	13,816	881,737
Ameren Corp.	14,213	1,352,936
American Electric Power Co., Inc.	27,802	2,836,638
American Water Works Co., Inc.	9,994	1,511,593
Atmos Energy Corp.	7,441	865,463
Avangrid, Inc.	3,877	184,506
CenterPoint Energy, Inc.	34,691	1,111,847

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CMS Energy Corp.	15,993	1,136,143
Consolidated Edison, Inc.	19,495	1,935,074
Constellation Energy Corp.	18,029	1,119,240
Dominion Energy, Inc.	44,647	3,760,170
DTE Energy Co.	10,675	1,416,679
Duke Energy Corp.	42,398	4,770,623
Edison International	20,957	1,465,104
Entergy Corp.	11,052	1,329,777
Essential Utilities, Inc.	12,777	591,064
Evergy, Inc.	12,604	881,524
Eversource Energy	19,013	1,755,280
Exelon Corp.	53,942	2,651,249
FirstEnergy Corp.	31,354	1,346,968
IDACORP, Inc.	2,795	304,711
MDU Resources Group, Inc.	11,294	309,230
NextEra Energy, Inc.	108,172	8,187,539
NiSource, Inc.	21,781	685,012
NRG Energy, Inc.	13,527	622,783
OGE Energy Corp.	11,081	457,645
PG&E Corp. *	82,915	1,011,563
Pinnacle West Capital Corp.	6,237	484,303
PPL Corp.	41,315	1,246,887
Public Service Enterprise Group, Inc.	27,899	1,912,197
Sempra Energy	17,594	2,882,953
The AES Corp.	36,835	811,843
The Southern Co.	58,412	4,419,452
UGI Corp.	11,654	498,092
Vistra Corp.	26,676	703,446
WEC Energy Group, Inc.	17,354	1,823,385
Xcel Energy, Inc.	29,766	2,242,570
		61,507,226
Total Common Stocks (Cost $1,748,648,677)		2,135,449,546

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)	1,477,218	1,477,218
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)(d)	1,651,640	1,651,640
		3,128,858
Total Short-Term Investments (Cost $3,128,858)		3,128,858
Total Investments in Securities (Cost $1,751,777,535)		2,138,578,404

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/17/22	21	4,337,813	91,926

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,566,624.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/22	BALANCE OF SHARES HELD AT 5/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$5,252,412	$1,025,815	($175,372)	$36,554	($350,481)	$5,788,928	82,581	$46,051

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,135,449,546	$—	$—	$2,135,449,546
Short-Term Investments[1]	3,128,858	—	—	3,128,858
Futures Contracts[2]	91,926	—	—	91,926
Total	$2,138,670,330	$—	$—	$2,138,670,330

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.2%
Aptiv plc *	212,056	22,528,829
Autoliv, Inc.	61,101	4,892,968
BorgWarner, Inc.	186,523	7,520,607
Ford Motor Co.	3,070,259	42,001,143
General Motors Co. *	1,134,106	43,867,220
Gentex Corp.	185,844	5,776,032
Harley-Davidson, Inc.	121,232	4,264,942
Lear Corp.	46,837	6,602,144
Lucid Group, Inc. *(a)	437,280	8,824,310
QuantumScape Corp. *(a)	200,791	2,568,117
Rivian Automotive, Inc., Class A *	125,679	3,946,321
Tesla, Inc. *	653,532	495,547,174
		648,339,807

Banks 3.7%
Bank of America Corp.	5,549,369	206,436,527
BOK Financial Corp.	23,497	2,024,737
Citigroup, Inc.	1,548,905	82,727,016
Citizens Financial Group, Inc.	385,776	15,963,411
Comerica, Inc.	102,006	8,487,919
Commerce Bancshares, Inc.	86,672	5,995,969
Cullen/Frost Bankers, Inc.	44,157	5,518,742
East West Bancorp, Inc.	110,171	8,101,975
Fifth Third Bancorp	531,954	20,974,946
First Republic Bank	140,373	21,762,026
Huntington Bancshares, Inc.	1,123,686	15,596,762
JPMorgan Chase & Co.	2,307,089	305,066,378
KeyCorp	723,398	14,439,024
M&T Bank Corp.	139,678	25,137,850
Regions Financial Corp.	735,922	16,256,517
Signature Bank	49,034	10,604,583
SVB Financial Group *	45,743	22,348,658
The PNC Financial Services Group, Inc.	328,012	57,536,585
Truist Financial Corp.	1,042,096	51,833,855
U.S. Bancorp	1,054,170	55,944,802
Wells Fargo & Co.	3,033,521	138,844,256
Zions Bancorp NA	119,112	6,794,148
		1,098,396,686

Capital Goods 5.5%
3M Co.	445,694	66,537,657
A.O. Smith Corp.	102,038	6,134,525
Acuity Brands, Inc.	27,035	4,731,666
AGCO Corp.	48,162	6,170,997
Allegion plc	70,208	7,838,723
AMETEK, Inc.	180,454	21,919,747
Axon Enterprise, Inc. *	53,837	5,456,918
Carlisle Cos., Inc.	40,650	10,342,579
Carrier Global Corp.	668,306	26,271,109
SECURITY	NUMBER OF SHARES	VALUE ($)
Caterpillar, Inc.	422,170	91,125,394
Cummins, Inc.	111,247	23,263,973
Deere & Co.	218,905	78,319,831
Donaldson Co., Inc.	97,036	5,073,042
Dover Corp.	111,975	14,994,572
Eaton Corp. plc	310,831	43,081,177
Emerson Electric Co.	463,750	41,116,075
Fastenal Co.	448,198	24,005,485
Fortive Corp.	280,898	17,351,069
Fortune Brands Home & Security, Inc.	106,142	7,360,948
Generac Holdings, Inc. *	49,075	12,125,451
General Dynamics Corp.	180,416	40,577,363
General Electric Co.	858,210	67,189,261
Graco, Inc.	133,276	8,436,371
HEICO Corp.	33,442	4,783,878
HEICO Corp., Class A	57,731	6,759,723
Honeywell International, Inc.	535,266	103,638,203
Howmet Aerospace, Inc.	296,556	10,607,808
Hubbell, Inc.	42,561	8,080,631
Huntington Ingalls Industries, Inc.	31,165	6,558,986
IDEX Corp.	59,491	11,395,501
Illinois Tool Works, Inc.	223,066	46,413,343
Ingersoll Rand, Inc.	319,231	15,051,742
Jacobs Engineering Group, Inc.	100,539	14,084,508
Johnson Controls International plc	547,600	29,849,676
L3Harris Technologies, Inc.	153,259	36,920,093
Lennox International, Inc.	26,238	5,481,118
Lincoln Electric Holdings, Inc.	45,979	6,244,868
Lockheed Martin Corp.	189,222	83,278,494
Masco Corp.	186,592	10,577,900
Nordson Corp.	42,269	9,209,570
Northrop Grumman Corp.	114,555	53,608,303
Otis Worldwide Corp.	332,279	24,721,558
Owens Corning	78,626	7,515,073
PACCAR, Inc.	271,401	23,568,463
Parker-Hannifin Corp.	100,726	27,414,595
Pentair plc	129,327	6,488,336
Plug Power, Inc. *	407,166	7,524,428
Quanta Services, Inc.	110,772	13,181,868
Raytheon Technologies Corp.	1,164,386	110,756,396
Rockwell Automation, Inc.	90,627	19,321,676
Roper Technologies, Inc.	82,256	36,393,345
Sensata Technologies Holding plc	123,026	5,908,939
Snap-on, Inc.	42,104	9,342,036
Stanley Black & Decker, Inc.	127,083	15,083,481
Teledyne Technologies, Inc. *	36,453	14,768,933
Textron, Inc.	172,463	11,260,109
The Boeing Co. *	428,020	56,241,828
The Middleby Corp. *	43,336	6,563,671
The Toro Co.	82,115	6,773,666
Trane Technologies plc	182,446	25,188,495
TransDigm Group, Inc. *	41,031	24,838,936
Trex Co., Inc. *	89,512	5,703,705
United Rentals, Inc. *	56,345	16,800,952
W.W. Grainger, Inc.	33,825	16,475,143

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Watsco, Inc.	25,701	6,569,947
Westinghouse Air Brake Technologies Corp.	145,355	13,730,233
Woodward, Inc.	49,421	5,021,668
Xylem, Inc.	140,449	11,832,828
		1,620,958,586

Commercial & Professional Services 0.8%
ADT, Inc.	117,669	880,164
Cintas Corp.	68,802	27,405,901
Clarivate plc *	311,697	4,603,765
Copart, Inc. *	166,323	19,048,973
CoStar Group, Inc. *	308,068	18,773,664
Dun & Bradstreet Holdings, Inc. *	117,966	2,037,273
Equifax, Inc.	95,246	19,294,935
IAA, Inc. *	105,272	4,108,766
ManpowerGroup, Inc.	42,029	3,766,219
Nielsen Holdings plc	279,474	7,143,355
Republic Services, Inc.	162,878	21,799,591
Robert Half International, Inc.	85,627	7,719,274
Rollins, Inc.	176,579	6,261,491
Stericycle, Inc. *	71,442	3,611,393
TransUnion	150,016	13,022,889
Verisk Analytics, Inc.	125,552	21,961,556
Waste Management, Inc.	300,270	47,595,798
		229,035,007

Consumer Durables & Apparel 1.0%
D.R. Horton, Inc.	252,399	18,967,785
Deckers Outdoor Corp. *	21,032	5,648,354
Garmin Ltd.	118,463	12,512,062
Hanesbrands, Inc.	269,235	3,195,819
Hasbro, Inc.	101,793	9,135,922
Leggett & Platt, Inc.	104,218	4,082,219
Lennar Corp., Class A	213,879	17,163,790
Lululemon Athletica, Inc. *	91,924	26,905,236
Mohawk Industries, Inc. *	42,515	6,014,172
Newell Brands, Inc.	294,276	6,309,277
NIKE, Inc., Class B	996,536	118,438,304
NVR, Inc. *	2,554	11,366,883
Peloton Interactive, Inc., Class A *	237,171	3,310,907
Polaris, Inc.	44,745	4,767,580
PulteGroup, Inc.	194,583	8,806,827
Tapestry, Inc.	206,945	7,139,603
Toll Brothers, Inc.	88,109	4,446,861
Under Armour, Inc., Class A *	145,273	1,536,988
Under Armour, Inc., Class C *	170,147	1,650,426
VF Corp.	251,716	12,701,589
Whirlpool Corp.	45,917	8,459,748
		292,560,352

Consumer Services 1.7%
Airbnb, Inc., Class A *	270,392	32,682,281
Aramark	199,731	6,884,728
Bright Horizons Family Solutions, Inc. *	46,685	4,227,327
Caesars Entertainment, Inc. *	166,431	8,349,843
Carnival Corp. *	629,465	8,736,974
Chegg, Inc. *	107,511	2,092,164
Chipotle Mexican Grill, Inc. *	21,958	30,797,193
Darden Restaurants, Inc.	100,059	12,507,375
Domino’s Pizza, Inc.	28,360	10,299,501
DraftKings, Inc., Class A *	270,789	3,669,191
Hilton Worldwide Holdings, Inc.	217,767	30,674,660
Las Vegas Sands Corp. *	267,656	9,491,082
Marriott International, Inc., Class A	213,795	36,682,946
SECURITY	NUMBER OF SHARES	VALUE ($)
McDonald’s Corp.	583,309	147,116,363
MGM Resorts International	294,718	10,306,288
Norwegian Cruise Line Holdings Ltd. *	325,409	5,209,798
Royal Caribbean Cruises Ltd. *	174,768	10,148,778
Service Corp. International	128,195	8,977,496
Starbucks Corp.	898,143	70,504,225
Vail Resorts, Inc.	31,622	7,975,385
Wyndham Hotels & Resorts, Inc.	72,971	5,847,166
Wynn Resorts Ltd. *	82,078	5,425,356
Yum! Brands, Inc.	225,189	27,353,708
		495,959,828

Diversified Financials 5.4%
AGNC Investment Corp.	408,645	4,997,728
Ally Financial, Inc.	264,838	11,663,466
American Express Co.	480,041	81,040,522
Ameriprise Financial, Inc.	86,842	23,991,839
Annaly Capital Management, Inc.	1,220,070	8,064,663
Apollo Global Management, Inc.	290,112	16,722,056
Ares Management Corp., Class A	130,762	9,306,332
Berkshire Hathaway, Inc., Class B *	1,429,577	451,717,740
BlackRock, Inc.	111,331	74,489,346
Blackstone, Inc.	549,995	64,783,911
Capital One Financial Corp.	322,961	41,293,793
Cboe Global Markets, Inc.	83,996	9,433,591
CME Group, Inc.	280,687	55,808,996
Coinbase Global, Inc., Class A *(a)	23,334	1,822,385
Credit Acceptance Corp. *	6,287	3,742,714
Discover Financial Services	224,384	25,465,340
Equitable Holdings, Inc.	292,654	8,899,608
FactSet Research Systems, Inc.	29,551	11,281,981
Franklin Resources, Inc.	219,861	5,953,836
Intercontinental Exchange, Inc.	438,956	44,944,705
Invesco Ltd.	266,231	5,148,908
Jefferies Financial Group, Inc.	150,424	4,967,000
KKR & Co., Inc.	455,996	24,993,141
MarketAxess Holdings, Inc.	29,586	8,333,784
Moody's Corp.	126,496	38,147,399
Morgan Stanley	1,106,693	95,330,535
Morningstar, Inc.	18,740	4,816,742
MSCI, Inc.	63,414	28,051,183
Nasdaq, Inc.	91,415	14,193,093
Northern Trust Corp.	162,155	18,120,821
Raymond James Financial, Inc.	146,196	14,398,844
S&P Global, Inc.	276,483	96,625,279
SEI Investments Co.	81,715	4,774,607
SoFi Technologies, Inc. *(a)	501,701	3,752,723
Starwood Property Trust, Inc.	236,922	5,660,067
State Street Corp.	285,568	20,700,824
Synchrony Financial	405,623	15,024,276
T. Rowe Price Group, Inc.	179,699	22,837,946
The Bank of New York Mellon Corp.	578,147	26,947,432
The Carlyle Group, Inc.	108,052	4,163,244
The Charles Schwab Corp. (b)	1,169,963	82,014,406
The Goldman Sachs Group, Inc.	264,952	86,599,561
Upstart Holdings, Inc. *(a)	38,248	1,927,699
Voya Financial, Inc.	84,371	5,788,694
		1,588,742,760

Energy 4.6%
APA Corp.	284,347	13,367,152
Baker Hughes Co.	705,186	25,372,592
Cheniere Energy, Inc.	184,190	25,191,666
Chevron Corp.	1,504,804	262,829,067
ConocoPhillips	1,016,771	114,244,390
Continental Resources, Inc.	46,157	3,141,907

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coterra Energy, Inc.	636,183	21,840,162
Devon Energy Corp.	492,010	36,851,549
Diamondback Energy, Inc.	132,584	20,155,420
EOG Resources, Inc.	456,326	62,498,409
Exxon Mobil Corp.	3,304,755	317,256,480
Halliburton Co.	701,982	28,430,271
Hess Corp.	215,097	26,471,988
Kinder Morgan, Inc.	1,521,044	29,949,356
Marathon Oil Corp.	605,684	19,036,648
Marathon Petroleum Corp.	452,554	46,065,472
Occidental Petroleum Corp.	692,619	48,005,423
ONEOK, Inc.	348,924	22,976,645
Phillips 66	365,424	36,838,393
Pioneer Natural Resources Co.	177,321	49,284,599
Schlumberger N.V.	1,095,718	50,359,199
Targa Resources Corp.	178,438	12,851,105
Texas Pacific Land Corp.	4,835	7,571,562
The Williams Cos., Inc.	948,330	35,145,110
Valero Energy Corp.	319,133	41,359,637
		1,357,094,202

Food & Staples Retailing 1.4%
Albertsons Cos., Inc., Class A	80,069	2,446,108
Costco Wholesale Corp.	346,131	161,373,195
Sysco Corp.	395,802	33,318,612
The Kroger Co.	522,649	27,684,718
US Foods Holding Corp. *	174,968	5,794,940
Walgreens Boots Alliance, Inc.	559,245	24,511,708
Walmart, Inc.	1,104,277	142,043,151
		397,172,432

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	1,423,179	76,979,752
Archer-Daniels-Midland Co.	437,162	39,703,053
Beyond Meat, Inc. *(a)	47,133	1,246,668
Brown-Forman Corp., Class A	43,846	2,767,998
Brown-Forman Corp., Class B	142,517	9,423,224
Bunge Ltd.	110,080	13,024,666
Campbell Soup Co.	156,628	7,504,048
Conagra Brands, Inc.	376,045	12,368,120
Constellation Brands, Inc., Class A	128,547	31,554,432
Darling Ingredients, Inc. *	126,089	10,095,946
General Mills, Inc.	470,686	32,877,417
Hormel Foods Corp.	219,712	10,693,383
Kellogg Co.	199,330	13,901,274
Keurig Dr Pepper, Inc.	575,706	20,000,026
Lamb Weston Holdings, Inc.	113,636	7,679,521
McCormick & Co., Inc. Non Voting Shares	195,124	18,091,897
Molson Coors Beverage Co., Class B	147,326	8,226,684
Mondelez International, Inc., Class A	1,083,984	68,898,023
Monster Beverage Corp. *	293,442	26,151,551
PepsiCo, Inc.	1,079,742	181,126,721
Philip Morris International, Inc.	1,209,352	128,493,650
Post Holdings, Inc. *	44,005	3,618,531
The Boston Beer Co., Inc., Class A *	7,176	2,549,633
The Coca-Cola Co.	3,034,264	192,311,652
The Hershey Co.	113,719	24,075,450
The J.M. Smucker Co.	84,381	10,578,846
The Kraft Heinz Co.	554,458	20,975,146
Tyson Foods, Inc., Class A	228,164	20,445,776
		995,363,088

Health Care Equipment & Services 6.4%
Abbott Laboratories	1,380,362	162,137,321
ABIOMED, Inc. *	35,620	9,392,994
SECURITY	NUMBER OF SHARES	VALUE ($)
agilon health, Inc. *	36,822	703,300
Align Technology, Inc. *	57,096	15,852,133
AmerisourceBergen Corp.	117,643	18,209,960
Anthem, Inc.	189,579	96,611,354
Baxter International, Inc.	390,515	29,698,666
Becton Dickinson & Co.	222,173	56,831,853
Boston Scientific Corp. *	1,112,624	45,628,710
Cardinal Health, Inc.	216,527	12,194,801
Centene Corp. *	455,145	37,067,009
Cerner Corp.	229,437	21,762,099
Chemed Corp.	11,982	5,804,081
Cigna Corp.	252,240	67,673,470
CVS Health Corp.	1,024,463	99,116,795
Danaher Corp.	496,842	131,076,856
DaVita, Inc. *	48,314	4,710,132
Dentsply Sirona, Inc.	170,140	6,730,738
DexCom, Inc. *	75,773	22,575,808
Edwards Lifesciences Corp. *	487,727	49,187,268
Embecta Corp. *	44,732	1,108,459
Encompass Health Corp.	77,657	5,089,640
Guardant Health, Inc. *	79,161	3,244,018
HCA Healthcare, Inc.	186,879	39,319,342
Henry Schein, Inc. *	108,410	9,284,232
Hologic, Inc. *	195,222	14,694,360
Humana, Inc.	100,276	45,548,367
IDEXX Laboratories, Inc. *	66,310	25,968,322
Insulet Corp. *	53,636	11,450,213
Intuitive Surgical, Inc. *	279,359	63,593,283
Laboratory Corp. of America Holdings	72,737	17,945,673
Masimo Corp. *	39,553	5,554,428
McKesson Corp.	116,907	38,426,162
Medtronic plc	1,049,987	105,156,198
Molina Healthcare, Inc. *	45,669	13,254,057
Novocure Ltd. *	69,621	5,596,136
Oak Street Health, Inc. *	108,661	2,051,520
Penumbra, Inc. *	27,372	4,021,494
Quest Diagnostics, Inc.	92,730	13,076,785
ResMed, Inc.	114,010	23,196,475
STERIS plc	77,978	17,794,580
Stryker Corp.	262,135	61,470,658
Teladoc Health, Inc. *	124,158	4,232,546
Teleflex, Inc.	36,681	10,554,591
The Cooper Cos., Inc.	38,571	13,528,393
UnitedHealth Group, Inc.	735,235	365,250,043
Universal Health Services, Inc., Class B	57,169	7,123,829
Veeva Systems, Inc., Class A *	108,632	18,495,684
West Pharmaceutical Services, Inc.	57,701	17,909,236
Zimmer Biomet Holdings, Inc.	162,902	19,582,449
		1,876,486,521

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	189,352	17,053,041
Colgate-Palmolive Co.	658,028	51,859,187
Kimberly-Clark Corp.	262,525	34,921,075
Olaplex Holdings, Inc. *	55,515	894,902
Reynolds Consumer Products, Inc.	43,331	1,179,470
The Clorox Co.	96,217	13,986,103
The Estee Lauder Cos., Inc., Class A	181,146	46,128,829
The Procter & Gamble Co.	1,871,234	276,718,084
		442,740,691

Insurance 2.3%
Aflac, Inc.	468,284	28,363,962
Alleghany Corp. *	10,665	8,892,264
American Financial Group, Inc.	51,658	7,299,275

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
American International Group, Inc.	647,195	37,977,403
Aon plc, Class A	167,551	46,188,784
Arch Capital Group Ltd. *	302,558	14,359,403
Arthur J. Gallagher & Co.	162,579	26,328,043
Assurant, Inc.	44,428	7,849,983
Brown & Brown, Inc.	182,334	10,825,170
Chubb Ltd.	336,739	71,149,583
Cincinnati Financial Corp.	117,001	14,959,748
CNA Financial Corp.	20,469	938,299
Erie Indemnity Co., Class A	19,495	3,270,286
Everest Re Group Ltd.	30,612	8,647,890
Fidelity National Financial, Inc.	222,055	9,392,926
Globe Life, Inc.	71,880	7,013,332
Lincoln National Corp.	130,409	7,554,593
Loews Corp.	153,867	10,076,750
Markel Corp. *	10,618	14,540,608
Marsh & McLennan Cos., Inc.	394,405	63,085,080
MetLife, Inc.	547,543	36,898,923
Old Republic International Corp.	222,032	5,311,005
Principal Financial Group, Inc.	189,988	13,855,825
Prudential Financial, Inc.	295,003	31,344,069
Reinsurance Group of America, Inc.	52,233	6,573,523
RenaissanceRe Holdings Ltd.	34,021	5,222,904
The Allstate Corp.	219,503	30,003,865
The Hartford Financial Services Group, Inc.	262,041	19,000,593
The Progressive Corp.	456,427	54,488,255
The Travelers Cos., Inc.	188,678	33,780,909
W.R. Berkley Corp.	163,415	11,623,709
Willis Towers Watson plc	95,190	20,091,753
		666,908,715

Materials 2.9%
Air Products and Chemicals, Inc.	173,330	42,666,913
Albemarle Corp.	91,229	23,757,856
Amcor plc	1,181,549	15,478,292
AptarGroup, Inc.	50,946	5,455,807
Avery Dennison Corp.	64,560	11,140,474
Axalta Coating Systems Ltd. *	168,904	4,587,433
Ball Corp.	252,750	17,917,447
Berry Global Group, Inc. *	105,244	6,138,883
Celanese Corp.	84,670	13,252,548
CF Industries Holdings, Inc.	167,167	16,511,085
Cleveland-Cliffs, Inc. *	373,564	8,659,214
Corteva, Inc.	567,936	35,564,152
Crown Holdings, Inc.	98,408	10,277,732
Dow, Inc.	574,129	39,029,289
DuPont de Nemours, Inc.	400,698	27,187,359
Eastman Chemical Co.	100,943	11,119,881
Ecolab, Inc.	194,534	31,886,068
FMC Corp.	98,430	12,065,549
Freeport-McMoRan, Inc.	1,146,452	44,803,344
Ginkgo Bioworks Holdings, Inc. *(a)	907,232	2,794,275
International Flavors & Fragrances, Inc.	199,018	26,304,209
International Paper Co.	302,622	14,662,036
Linde plc	399,938	129,851,870
LyondellBasell Industries N.V., Class A	205,181	23,441,929
Martin Marietta Materials, Inc.	48,515	16,465,021
Newmont Corp.	622,730	42,252,230
Nucor Corp.	212,022	28,084,434
Packaging Corp. of America	74,335	11,691,409
PPG Industries, Inc.	185,654	23,483,374
Reliance Steel & Aluminum Co.	49,127	9,550,289
Royal Gold, Inc.	51,340	5,805,527
RPM International, Inc.	101,177	8,913,694
Sealed Air Corp.	115,396	7,175,323
SECURITY	NUMBER OF SHARES	VALUE ($)
Sonoco Products Co.	76,671	4,482,953
Steel Dynamics, Inc.	146,742	12,528,832
The Mosaic Co.	289,567	18,141,373
The Scotts Miracle-Gro Co.	31,932	3,021,406
The Sherwin-Williams Co.	188,319	50,477,025
Vulcan Materials Co.	104,185	17,176,981
Westlake Corp.	25,667	3,390,867
Westrock Co.	205,223	9,951,263
		847,145,646

Media & Entertainment 7.3%
Activision Blizzard, Inc.	608,197	47,366,382
Alphabet, Inc., Class A *	234,785	534,192,223
Alphabet, Inc., Class C *	216,845	494,575,739
Altice USA, Inc., Class A *	175,590	1,998,214
AMC Entertainment Holdings, Inc., Class A *(a)	399,025	5,722,019
Cable One, Inc.	3,832	4,993,479
Charter Communications, Inc., Class A *	93,095	47,192,648
Comcast Corp., Class A	3,530,726	156,340,547
DISH Network Corp., Class A *	196,039	4,475,570
Electronic Arts, Inc.	219,726	30,465,010
Fox Corp., Class A	244,987	8,699,488
Fox Corp., Class B	115,733	3,785,626
IAC/InterActiveCorp *	64,940	5,539,382
Liberty Broadband Corp., Class A *	18,424	2,247,912
Liberty Broadband Corp., Class C *	110,611	13,845,179
Liberty Media Corp. - Liberty Formula One, Class A *	18,587	1,059,831
Liberty Media Corp. - Liberty Formula One, Class C *	159,149	9,913,391
Liberty Media Corp. - Liberty SiriusXM, Class A *	61,426	2,537,508
Liberty Media Corp. - Liberty SiriusXM, Class C *	124,481	5,116,169
Live Nation Entertainment, Inc. *	105,318	10,010,476
Match Group, Inc. *	221,443	17,445,280
Meta Platforms, Inc., Class A *	1,802,709	349,076,571
Netflix, Inc. *	346,407	68,394,598
News Corp., Class A	302,319	5,260,351
News Corp., Class B	97,888	1,720,871
Omnicom Group, Inc.	163,766	12,218,581
Paramount Global, Class B	479,964	16,477,164
Pinterest, Inc., Class A *	445,126	8,746,726
Playtika Holding Corp. *	79,996	1,184,741
Roku, Inc. *	91,793	8,711,156
Sirius XM Holdings, Inc. (a)	707,147	4,525,741
Snap, Inc., Class A *	846,036	11,937,568
Take-Two Interactive Software, Inc. *	123,738	15,409,031
The Interpublic Group of Cos., Inc.	306,190	9,868,504
The Walt Disney Co. *	1,421,167	156,953,684
Twitter, Inc. *	624,316	24,722,914
Warner Bros Discovery, Inc. *	1,726,767	31,858,851
Zillow Group, Inc., Class A *	28,572	1,141,737
Zillow Group, Inc., Class C *	131,047	5,228,775
		2,140,959,637

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
10X Genomics, Inc., Class A *	71,778	3,674,316
AbbVie, Inc.	1,380,322	203,418,053
Agilent Technologies, Inc.	234,757	29,945,603
Alnylam Pharmaceuticals, Inc. *	93,595	11,774,251
Amgen, Inc.	439,727	112,895,510
Avantor, Inc. *	477,264	15,291,539
Biogen, Inc. *	114,492	22,898,400

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BioMarin Pharmaceutical, Inc. *	142,939	10,739,007
Bio-Rad Laboratories, Inc., Class A *	16,864	9,069,291
Bio-Techne Corp.	30,782	11,381,029
Bristol-Myers Squibb Co.	1,701,549	128,381,872
Bruker Corp.	78,989	4,935,233
Catalent, Inc. *	140,279	14,457,154
Charles River Laboratories International, Inc. *	39,302	9,199,812
Elanco Animal Health, Inc. *	367,814	8,717,192
Eli Lilly & Co.	619,846	194,284,530
Exact Sciences Corp. *	135,467	6,747,611
Gilead Sciences, Inc.	979,860	63,543,921
Horizon Therapeutics plc *	177,607	15,929,572
Illumina, Inc. *	121,888	29,189,738
Incyte Corp. *	146,535	11,120,541
IQVIA Holdings, Inc. *	149,096	32,092,914
Jazz Pharmaceuticals plc *	48,139	7,205,445
Johnson & Johnson	2,055,135	368,958,387
Merck & Co., Inc.	1,971,854	181,469,724
Mettler-Toledo International, Inc. *	17,905	23,027,979
Moderna, Inc. *	275,260	40,003,536
Neurocrine Biosciences, Inc. *	73,710	6,891,148
Novavax, Inc. *	59,145	3,272,493
Organon & Co.	198,095	7,519,686
PerkinElmer, Inc.	98,782	14,784,702
Pfizer, Inc.	4,382,005	232,421,545
Regeneron Pharmaceuticals, Inc. *	83,345	55,402,755
Repligen Corp. *	40,370	6,639,654
Royalty Pharma plc, Class A	278,783	11,469,133
Sarepta Therapeutics, Inc. *	67,431	4,910,325
Seagen, Inc. *	104,402	14,165,263
Syneos Health, Inc. *	80,742	5,966,026
Thermo Fisher Scientific, Inc.	307,605	174,587,370
Vertex Pharmaceuticals, Inc. *	198,620	53,359,263
Viatris, Inc.	946,048	11,608,009
Waters Corp. *	47,656	15,628,785
Zoetis, Inc.	369,036	63,079,323
		2,252,057,640

Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	113,881	18,898,552
American Campus Communities, Inc.	107,824	7,008,560
American Homes 4 Rent, Class A	230,850	8,532,216
American Tower Corp.	355,674	91,098,782
Americold Realty Trust, Inc.	207,405	5,743,044
Apartment Income REIT Corp.	122,956	5,515,806
AvalonBay Communities, Inc.	109,132	22,695,091
Boston Properties, Inc.	110,571	12,293,284
Camden Property Trust	79,658	11,430,126
CBRE Group, Inc., Class A *	261,469	21,660,092
Crown Castle International Corp.	337,670	64,039,115
CubeSmart	171,390	7,631,997
Digital Realty Trust, Inc.	221,638	30,938,448
Duke Realty Corp.	296,472	15,662,616
Equinix, Inc.	70,265	48,278,379
Equity LifeStyle Properties, Inc.	135,383	10,248,493
Equity Residential	266,546	20,478,729
Essex Property Trust, Inc.	50,973	14,468,686
Extra Space Storage, Inc.	104,489	18,619,940
Federal Realty Investment Trust	55,546	6,386,124
Gaming & Leisure Properties, Inc.	182,226	8,531,821
Healthcare Trust of America, Inc., Class A	171,086	5,141,134
Healthpeak Properties, Inc.	421,893	12,526,003
Host Hotels & Resorts, Inc.	559,621	11,186,824
Invitation Homes, Inc.	466,858	17,609,884
Iron Mountain, Inc.	225,823	12,171,860
Jones Lang LaSalle, Inc. *	39,514	7,796,902
SECURITY	NUMBER OF SHARES	VALUE ($)
Kilroy Realty Corp.	81,798	4,965,139
Kimco Realty Corp.	479,933	11,350,415
Lamar Advertising Co., Class A	67,968	6,657,466
Medical Properties Trust, Inc.	462,975	8,602,075
Mid-America Apartment Communities, Inc.	89,940	16,279,140
National Retail Properties, Inc.	136,512	6,047,482
Omega Healthcare Investors, Inc.	187,321	5,576,546
Opendoor Technologies, Inc. *	309,048	2,234,417
Prologis, Inc.	577,379	73,604,275
Public Storage	119,328	39,454,610
Realty Income Corp.	442,233	30,169,135
Regency Centers Corp.	120,537	8,221,829
SBA Communications Corp.	84,813	28,548,904
Simon Property Group, Inc.	256,274	29,381,814
STORE Capital Corp.	189,867	5,238,430
Sun Communities, Inc.	90,354	14,829,802
UDR, Inc.	233,944	11,182,523
Ventas, Inc.	311,070	17,650,112
VICI Properties, Inc.	659,742	20,353,041
Vornado Realty Trust	123,253	4,308,925
Welltower, Inc.	340,176	30,306,280
Weyerhaeuser Co.	582,650	23,026,328
WP Carey, Inc.	149,242	12,557,222
		927,138,418

Retailing 5.9%
Advance Auto Parts, Inc.	48,828	9,270,484
Amazon.com, Inc. *	341,636	821,357,855
AutoZone, Inc. *	16,109	33,178,902
Bath & Body Works, Inc.	201,779	8,276,975
Best Buy Co., Inc.	169,285	13,891,527
Booking Holdings, Inc. *	32,048	71,901,611
Burlington Stores, Inc. *	51,904	8,735,443
CarMax, Inc. *	125,897	12,497,795
Carvana Co. *	77,759	2,289,225
Dollar General Corp.	180,967	39,874,269
Dollar Tree, Inc. *	175,743	28,176,875
DoorDash, Inc., Class A *	126,185	9,704,888
eBay, Inc.	488,742	23,787,073
Etsy, Inc. *	98,576	7,996,485
Expedia Group, Inc. *	117,113	15,146,224
Five Below, Inc. *	43,923	5,735,905
Floor & Decor Holdings, Inc., Class A *	82,307	6,209,240
GameStop Corp., Class A *(a)	48,365	6,033,050
Genuine Parts Co.	111,524	15,248,677
LKQ Corp.	209,704	10,776,689
Lowe’s Cos., Inc.	525,856	102,699,677
O'Reilly Automotive, Inc. *	52,543	33,478,823
Pool Corp.	31,232	12,449,700
RH *	13,536	3,926,523
Ross Stores, Inc.	275,433	23,417,314
Target Corp.	373,946	60,534,378
The Gap, Inc.	168,115	1,854,308
The Home Depot, Inc.	815,245	246,815,424
The TJX Cos., Inc.	931,621	59,223,147
Tractor Supply Co.	88,923	16,660,613
Ulta Beauty, Inc. *	42,169	17,841,704
Wayfair, Inc., Class A *	60,864	3,614,713
Williams-Sonoma, Inc.	56,632	7,244,365
		1,739,849,881

Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. *	1,276,275	130,001,372
Analog Devices, Inc.	409,929	69,032,044
Applied Materials, Inc.	693,136	81,297,921

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Broadcom, Inc.	322,329	186,992,723
Enphase Energy, Inc. *	104,463	19,449,966
Entegris, Inc.	105,677	11,725,920
First Solar, Inc. *	77,005	5,437,323
Intel Corp.	3,178,298	141,179,997
KLA Corp.	117,906	43,018,004
Lam Research Corp.	108,908	56,635,427
Marvell Technology, Inc.	659,056	38,983,162
Microchip Technology, Inc.	433,316	31,480,407
Micron Technology, Inc.	873,997	64,535,939
Monolithic Power Systems, Inc.	33,784	15,215,976
NVIDIA Corp.	1,951,750	364,430,760
NXP Semiconductors N.V.	207,588	39,391,899
ON Semiconductor Corp. *	336,746	20,433,747
Qorvo, Inc. *	84,564	9,450,027
QUALCOMM, Inc.	879,703	125,991,064
Skyworks Solutions, Inc.	128,675	14,008,847
SolarEdge Technologies, Inc. *	41,098	11,211,123
Teradyne, Inc.	126,980	13,873,835
Texas Instruments, Inc.	720,853	127,417,976
Universal Display Corp.	33,729	4,260,310
		1,625,455,769

Software & Services 13.7%
Accenture plc, Class A	493,452	147,275,684
Adobe, Inc. *	368,286	153,383,753
Affirm Holdings, Inc. *	127,095	3,622,208
Akamai Technologies, Inc. *	126,677	12,799,444
Anaplan, Inc. *	115,869	7,601,006
ANSYS, Inc. *	68,243	17,767,748
AppLovin Corp., Class A *	27,823	1,060,335
Aspen Technology, Inc. *	21,855	4,228,747
Autodesk, Inc. *	171,592	35,648,238
Automatic Data Processing, Inc.	327,875	73,096,453
Avalara, Inc. *	67,599	5,723,607
Bentley Systems, Inc., Class B	143,086	4,919,297
Bill.com Holdings, Inc. *	71,689	8,476,507
Black Knight, Inc. *	120,953	8,213,918
Block, Inc. *	390,732	34,192,957
Booz Allen Hamilton Holding Corp.	103,991	8,928,667
Broadridge Financial Solutions, Inc.	91,173	13,331,316
Cadence Design Systems, Inc. *	216,516	33,285,005
Ceridian HCM Holding, Inc. *	106,231	5,980,805
Citrix Systems, Inc.	97,142	9,781,228
Cloudflare, Inc., Class A *	216,920	12,147,520
Cognizant Technology Solutions Corp., Class A	409,845	30,615,422
Concentrix Corp.	33,510	5,190,364
Coupa Software, Inc. *	58,259	4,007,637
Crowdstrike Holdings, Inc., Class A *	162,491	25,996,935
Datadog, Inc., Class A *	200,879	19,161,848
DocuSign, Inc. *	153,996	12,921,804
DXC Technology Co. *	191,497	6,744,524
Dynatrace, Inc. *	152,982	5,762,832
Elastic N.V. *	56,426	3,478,663
EPAM Systems, Inc. *	44,350	15,013,362
Euronet Worldwide, Inc. *	41,209	4,992,882
Fair Isaac Corp. *	20,498	8,394,956
Fidelity National Information Services, Inc.	475,348	49,673,866
Fiserv, Inc. *	464,281	46,511,671
Five9, Inc. *	53,063	5,131,723
FleetCor Technologies, Inc. *	63,664	15,840,240
Fortinet, Inc. *	105,927	31,157,368
Gartner, Inc. *	64,163	16,836,371
Genpact Ltd.	132,474	5,877,871
Global Payments, Inc.	222,750	29,189,160
GoDaddy, Inc., Class A *	130,068	9,761,603
SECURITY	NUMBER OF SHARES	VALUE ($)
Guidewire Software, Inc. *	64,748	5,175,955
HubSpot, Inc. *	34,997	11,818,137
International Business Machines Corp.	699,998	97,187,722
Intuit, Inc.	221,130	91,649,540
Jack Henry & Associates, Inc.	56,873	10,698,949
Leidos Holdings, Inc.	109,936	11,488,312
Mastercard, Inc., Class A	673,776	241,124,217
Microsoft Corp.	5,852,750	1,591,187,143
MongoDB, Inc. *	52,056	12,345,080
NortonLifeLock, Inc.	455,566	11,088,476
Okta, Inc. *	115,777	9,615,280
Oracle Corp.	1,230,060	88,465,915
Palantir Technologies, Inc., Class A *	1,248,355	10,835,721
Palo Alto Networks, Inc. *	77,058	38,743,221
Paychex, Inc.	250,680	31,041,704
Paycom Software, Inc. *	37,446	10,647,396
Paylocity Holding Corp. *	31,007	5,421,884
PayPal Holdings, Inc. *	909,733	77,518,349
Pegasystems, Inc.	32,469	1,608,514
PTC, Inc. *	82,225	9,581,679
RingCentral, Inc., Class A *	63,865	4,032,436
Salesforce, Inc. *	768,855	123,201,325
ServiceNow, Inc. *	156,185	73,011,802
Snowflake, Inc., Class A *	183,889	23,473,431
Splunk, Inc. *	124,210	12,738,978
SS&C Technologies Holdings, Inc.	172,729	11,052,929
Synopsys, Inc. *	119,878	38,265,058
The Trade Desk, Inc., Class A *	340,591	17,727,762
The Western Union Co.	306,848	5,566,223
Thoughtworks Holding, Inc. *	28,459	492,625
Twilio, Inc., Class A *	131,481	13,827,857
Tyler Technologies, Inc. *	31,873	11,341,051
UiPath, Inc., Class A *	207,669	3,544,910
Unity Software, Inc. *	128,340	5,129,750
VeriSign, Inc. *	75,745	13,221,290
Visa, Inc., Class A	1,294,695	274,695,438
VMware, Inc., Class A	157,161	20,132,324
WEX, Inc. *	35,016	5,962,524
Workday, Inc., Class A *	150,501	23,523,306
Zendesk, Inc. *	94,920	8,680,434
Zoom Video Communications, Inc., Class A *	170,536	18,324,093
Zscaler, Inc. *	62,454	9,561,083
		4,038,475,368

Technology Hardware & Equipment 7.8%
Amphenol Corp., Class A	467,020	33,093,037
Apple Inc.	12,103,206	1,801,441,181
Arista Networks, Inc. *	175,658	17,966,300
Arrow Electronics, Inc. *	53,193	6,417,736
CDW Corp.	105,915	17,990,722
Ciena Corp. *	121,200	6,159,384
Cisco Systems, Inc.	3,291,227	148,269,776
Cognex Corp.	137,667	6,665,836
Corning, Inc.	584,045	20,920,492
Dell Technologies, Inc., Class C	226,289	11,300,873
F5, Inc. *	47,744	7,784,182
Hewlett Packard Enterprise Co.	1,008,971	15,739,948
HP, Inc.	845,035	32,821,159
IPG Photonics Corp. *	27,802	2,932,833
Jabil, Inc.	111,388	6,852,590
Juniper Networks, Inc.	253,471	7,776,490
Keysight Technologies, Inc. *	143,557	20,901,899
Motorola Solutions, Inc.	132,006	29,006,998
NetApp, Inc.	173,156	12,458,574
Seagate Technology Holdings plc	157,419	13,328,667
TE Connectivity Ltd.	254,039	32,870,106

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trimble, Inc. *	195,324	13,291,798
Ubiquiti, Inc. (a)	4,944	1,293,153
Western Digital Corp. *	244,858	14,860,432
Zebra Technologies Corp., Class A *	41,348	13,983,480
		2,296,127,646

Telecommunication Services 1.2%
AT&T, Inc.	5,574,796	118,687,407
Liberty Global plc, Class A *	137,422	3,342,103
Liberty Global plc, Class C *	257,994	6,555,628
Lumen Technologies, Inc.	716,005	8,763,901
T-Mobile US, Inc. *	458,405	61,100,802
Verizon Communications, Inc.	3,277,141	168,084,562
		366,534,403

Transportation 1.8%
Alaska Air Group, Inc. *	97,483	4,704,530
AMERCO	7,599	3,723,358
American Airlines Group, Inc. *	509,327	9,101,673
C.H. Robinson Worldwide, Inc.	101,479	11,011,486
CSX Corp.	1,731,606	55,047,755
Delta Air Lines, Inc. *	498,449	20,780,339
Expeditors International of Washington, Inc.	132,378	14,408,021
FedEx Corp.	190,315	42,740,943
Hertz Global Holdings, Inc. *	44,366	890,426
J.B. Hunt Transport Services, Inc.	65,450	11,295,361
Lyft, Inc., Class A *	234,084	4,138,605
Norfolk Southern Corp.	187,116	44,844,220
Old Dominion Freight Line, Inc.	72,830	18,807,619
Southwest Airlines Co. *	463,203	21,242,490
Uber Technologies, Inc. *	1,303,507	30,241,362
Union Pacific Corp.	497,327	109,302,528
United Airlines Holdings, Inc. *	252,009	12,003,189
United Parcel Service, Inc., Class B	569,019	103,703,713
XPO Logistics, Inc. *	76,871	4,107,986
		522,095,604

Utilities 2.9%
Alliant Energy Corp.	194,440	12,409,161
Ameren Corp.	200,720	19,106,537
American Electric Power Co., Inc.	392,977	40,095,443
American Water Works Co., Inc.	142,374	21,534,067
Atmos Energy Corp.	105,874	12,314,205
Avangrid, Inc.	55,158	2,624,969
CenterPoint Energy, Inc.	491,450	15,750,972
CMS Energy Corp.	225,792	16,040,264
Consolidated Edison, Inc.	276,626	27,457,897
Constellation Energy Corp.	254,232	15,782,723
Dominion Energy, Inc.	632,510	53,269,992
DTE Energy Co.	151,228	20,069,468
Duke Energy Corp.	601,426	67,672,454
Edison International	295,983	20,692,172
Entergy Corp.	156,482	18,827,914
Essential Utilities, Inc.	178,378	8,251,766
Evergy, Inc.	179,070	12,524,156
Eversource Energy	268,727	24,808,877
SECURITY	NUMBER OF SHARES	VALUE ($)
Exelon Corp.	764,969	37,598,226
FirstEnergy Corp.	444,705	19,104,527
NextEra Energy, Inc.	1,532,130	115,966,920
NiSource, Inc.	304,545	9,577,940
NRG Energy, Inc.	191,595	8,821,034
OGE Energy Corp.	156,031	6,444,080
PG&E Corp. *	1,175,320	14,338,904
Pinnacle West Capital Corp.	87,761	6,814,642
PPL Corp.	587,146	17,720,066
Public Service Enterprise Group, Inc.	395,162	27,084,403
Sempra Energy	249,006	40,802,123
The AES Corp.	522,879	11,524,253
The Southern Co.	826,864	62,560,530
UGI Corp.	163,765	6,999,316
Vistra Corp.	376,975	9,940,831
WEC Energy Group, Inc.	246,627	25,913,099
Xcel Energy, Inc.	420,635	31,690,641
		862,134,572
Total Common Stocks (Cost $20,611,383,105)		29,327,733,259

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)	18,364,003	18,364,003
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)(d)	34,436,075	34,436,075
		52,800,078
Total Short-Term Investments (Cost $52,800,078)		52,800,078
Total Investments in Securities (Cost $20,664,183,183)		29,380,533,337

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/17/22	282	58,250,625	1,607,048

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $32,882,497.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/22	BALANCE OF SHARES HELD AT 5/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$85,857,950	$9,246,796	($8,871,290)	$4,326,975	($8,546,025)	$82,014,406	1,169,963	$688,069

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$29,327,733,259	$—	$—	$29,327,733,259
Short-Term Investments[1]	52,800,078	—	—	52,800,078
Futures Contracts[2]	1,607,048	—	—	1,607,048
Total	$29,382,140,385	$—	$—	$29,382,140,385

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 3.9%
Tesla, Inc. *	734,023	556,580,280

Banks 0.2%
SVB Financial Group *	51,542	25,181,875

Capital Goods 1.4%
Axon Enterprise, Inc. *	60,011	6,082,715
Generac Holdings, Inc. *	55,231	13,646,476
Huntington Ingalls Industries, Inc.	34,829	7,330,111
L3Harris Technologies, Inc.	171,953	41,423,478
Nordson Corp.	47,430	10,334,048
Plug Power, Inc. *	454,623	8,401,433
Roper Technologies, Inc.	92,605	40,972,156
Teledyne Technologies, Inc. *	41,000	16,611,150
TransDigm Group, Inc. *	46,156	27,941,458
Trex Co., Inc. *	101,081	6,440,881
United Rentals, Inc. *	63,472	18,926,081
		198,109,987

Commercial & Professional Services 0.7%
Cintas Corp.	77,326	30,801,266
Copart, Inc. *	187,295	21,450,896
CoStar Group, Inc. *	346,822	21,135,333
Verisk Analytics, Inc.	141,599	24,768,497
		98,155,992

Consumer Durables & Apparel 0.4%
Deckers Outdoor Corp. *	23,910	6,421,270
Lululemon Athletica, Inc. *	103,175	30,198,291
NVR, Inc. *	2,852	12,693,168
Peloton Interactive, Inc., Class A *	265,388	3,704,816
		53,017,545

Consumer Services 0.9%
Airbnb, Inc., Class A *	304,168	36,764,786
Caesars Entertainment, Inc. *	187,484	9,406,072
Chegg, Inc. *	119,072	2,317,141
Chipotle Mexican Grill, Inc. *	24,689	34,627,557
Domino’s Pizza, Inc.	31,914	11,590,208
DraftKings, Inc., Class A *	304,409	4,124,742
Hilton Worldwide Holdings, Inc.	244,201	34,398,153
		133,228,659

Diversified Financials 2.3%
BlackRock, Inc.	124,955	83,604,892
Coinbase Global, Inc., Class A *(a)	25,852	2,019,041
SECURITY	NUMBER OF SHARES	VALUE ($)
Credit Acceptance Corp. *	7,068	4,207,651
FactSet Research Systems, Inc.	33,181	12,667,842
KKR & Co., Inc.	513,752	28,158,747
MarketAxess Holdings, Inc.	33,325	9,386,986
Moody's Corp.	141,793	42,760,515
MSCI, Inc.	71,351	31,562,115
S&P Global, Inc.	310,750	108,600,910
SoFi Technologies, Inc. *(a)	565,990	4,233,605
Upstart Holdings, Inc. *(a)	43,209	2,177,734
		329,380,038

Energy 0.9%
Baker Hughes Co.	793,913	28,564,990
Cheniere Energy, Inc.	207,045	28,317,545
Diamondback Energy, Inc.	149,481	22,724,101
Halliburton Co.	787,315	31,886,257
Texas Pacific Land Corp.	5,423	8,492,364
		119,985,257

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	388,912	181,318,553

Food, Beverage & Tobacco 0.3%
Beyond Meat, Inc. *(a)	52,885	1,398,808
Monster Beverage Corp. *	329,245	29,342,315
Post Holdings, Inc. *	50,075	4,117,667
The Boston Beer Co., Inc., Class A *	8,083	2,871,890
		37,730,680

Health Care Equipment & Services 8.4%
ABIOMED, Inc. *	39,812	10,498,424
agilon health, Inc. *	40,134	766,559
Align Technology, Inc. *	64,311	17,855,306
Boston Scientific Corp. *	1,249,809	51,254,667
Centene Corp. *	511,290	41,639,458
Chemed Corp.	13,459	6,519,540
Cigna Corp.	283,219	75,984,826
Danaher Corp.	558,110	147,240,580
DexCom, Inc. *	84,916	25,299,873
Edwards Lifesciences Corp. *	547,800	55,245,630
Guardant Health, Inc. *	89,244	3,657,219
Humana, Inc.	112,674	51,179,911
IDEXX Laboratories, Inc. *	74,258	29,080,918
Insulet Corp. *	60,504	12,916,394
Intuitive Surgical, Inc. *	313,714	71,413,855
Masimo Corp. *	44,545	6,255,454
McKesson Corp.	131,345	43,171,788
Molina Healthcare, Inc. *	51,161	14,847,945
Novocure Ltd. *	78,240	6,288,931
Oak Street Health, Inc. *	123,058	2,323,335
Penumbra, Inc. *	30,597	4,495,311
ResMed, Inc.	128,178	26,079,096

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Teladoc Health, Inc. *	140,486	4,789,168
Teleflex, Inc.	41,077	11,819,496
The Cooper Cos., Inc.	43,210	15,155,475
UnitedHealth Group, Inc.	825,988	410,334,319
Veeva Systems, Inc., Class A *	121,776	20,733,582
West Pharmaceutical Services, Inc.	64,984	20,169,734
		1,187,016,794

Household & Personal Products 0.4%
The Estee Lauder Cos., Inc., Class A	204,014	51,952,165

Insurance 0.2%
Alleghany Corp. *	12,011	10,014,532
Markel Corp. *	11,931	16,338,669
RenaissanceRe Holdings Ltd.	38,511	5,912,209
		32,265,410

Materials 1.8%
Ginkgo Bioworks Holdings, Inc. *(a)	1,012,778	3,119,356
Linde plc	449,606	145,978,076
Newmont Corp.	698,766	47,411,273
The Sherwin-Williams Co.	211,468	56,681,883
		253,190,588

Media & Entertainment 12.8%
Alphabet, Inc., Class A *	263,654	599,876,127
Alphabet, Inc., Class C *	243,500	555,369,930
Altice USA, Inc., Class A *	197,397	2,246,378
Cable One, Inc.	4,327	5,638,514
Charter Communications, Inc., Class A *	104,503	52,975,706
Fox Corp., Class A	276,849	9,830,908
Fox Corp., Class B	127,785	4,179,847
Liberty Broadband Corp., Class A *	20,487	2,499,619
Liberty Broadband Corp., Class C *	124,051	15,527,464
Live Nation Entertainment, Inc. *	118,478	11,261,334
Meta Platforms, Inc., Class A *	2,024,751	392,072,784
Netflix, Inc. *	389,579	76,918,478
Pinterest, Inc., Class A *	499,375	9,812,719
Roku, Inc. *	103,354	9,808,294
Snap, Inc., Class A *	949,437	13,396,556
Take-Two Interactive Software, Inc. *	138,638	17,264,590
Twitter, Inc. *	702,337	27,812,545
Zillow Group, Inc., Class A *	32,343	1,292,426
Zillow Group, Inc., Class C *	145,919	5,822,168
		1,813,606,387

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
10X Genomics, Inc., Class A *	79,982	4,094,279
Alnylam Pharmaceuticals, Inc. *	105,423	13,262,213
Avantor, Inc. *	535,000	17,141,400
BioMarin Pharmaceutical, Inc. *	161,022	12,097,583
Bio-Rad Laboratories, Inc., Class A *	18,923	10,176,600
Bio-Techne Corp.	34,408	12,721,670
Charles River Laboratories International, Inc. *	44,187	10,343,293
Exact Sciences Corp. *	152,004	7,571,319
Horizon Therapeutics plc *	198,959	17,844,633
Illumina, Inc. *	137,045	32,819,537
Incyte Corp. *	164,778	12,505,002
IQVIA Holdings, Inc. *	167,567	36,068,797
Mettler-Toledo International, Inc. *	20,157	25,924,321
Neurocrine Biosciences, Inc. *	82,897	7,750,040
PerkinElmer, Inc.	110,711	16,570,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Regeneron Pharmaceuticals, Inc. *	93,553	62,188,421
Repligen Corp. *	45,092	7,416,281
Sarepta Therapeutics, Inc. *	76,333	5,558,569
Seagen, Inc. *	117,551	15,949,320
Syneos Health, Inc. *	90,646	6,697,833
Thermo Fisher Scientific, Inc.	345,597	196,150,489
Vertex Pharmaceuticals, Inc. *	223,232	59,971,277
Zoetis, Inc.	414,890	70,917,148
		661,740,140

Real Estate 1.5%
American Tower Corp.	399,530	102,331,619
CBRE Group, Inc., Class A *	293,122	24,282,226
Equinix, Inc.	78,925	54,228,578
SBA Communications Corp.	95,470	32,136,157
		212,978,580

Retailing 8.6%
Amazon.com, Inc. *	383,652	922,372,302
AutoZone, Inc. *	18,093	37,265,247
Booking Holdings, Inc. *	36,015	80,801,813
Carvana Co. *	87,109	2,564,489
Dollar General Corp.	203,303	44,795,783
DoorDash, Inc., Class A *	141,886	10,912,452
Etsy, Inc. *	111,181	9,019,003
Expedia Group, Inc. *	131,548	17,013,103
Five Below, Inc. *	48,958	6,393,425
Floor & Decor Holdings, Inc., Class A *	92,702	6,993,439
O'Reilly Automotive, Inc. *	59,029	37,611,508
Pool Corp.	35,150	14,011,493
RH *	15,200	4,409,216
Ulta Beauty, Inc. *	47,529	20,109,520
Wayfair, Inc., Class A *	68,130	4,046,241
		1,218,319,034

Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices, Inc. *	1,433,436	146,009,791
Broadcom, Inc.	362,112	210,072,035
Enphase Energy, Inc. *	117,404	21,859,451
Lam Research Corp.	122,315	63,607,469
Monolithic Power Systems, Inc.	38,029	17,127,881
NVIDIA Corp.	2,192,259	409,338,601
NXP Semiconductors N.V.	233,323	44,275,372
ON Semiconductor Corp. *	377,397	22,900,450
Qorvo, Inc. *	95,076	10,624,743
SolarEdge Technologies, Inc. *	46,084	12,571,254
Universal Display Corp.	37,862	4,782,349
		963,169,396

Software & Services 26.7%
Adobe, Inc. *	413,609	172,259,876
Affirm Holdings, Inc. *	141,980	4,046,430
Anaplan, Inc. *	129,111	8,469,682
ANSYS, Inc. *	76,507	19,919,362
AppLovin Corp., Class A *	30,896	1,177,447
Autodesk, Inc. *	193,181	40,133,353
Avalara, Inc. *	76,300	6,460,321
Bill.com Holdings, Inc. *	80,850	9,559,704
Block, Inc. *	439,214	38,435,617
Cadence Design Systems, Inc. *	243,010	37,357,927
Cloudflare, Inc., Class A *	243,449	13,633,144
Concentrix Corp.	37,681	5,836,410
Coupa Software, Inc. *	64,944	4,467,498
Crowdstrike Holdings, Inc., Class A *	182,527	29,202,495

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Datadog, Inc., Class A *	225,748	21,534,102
DocuSign, Inc. *	173,204	14,533,548
Dynatrace, Inc. *	173,161	6,522,975
Elastic N.V. *	63,630	3,922,789
EPAM Systems, Inc. *	49,812	16,862,358
Fair Isaac Corp. *	23,089	9,456,100
Fiserv, Inc. *	521,071	52,200,893
Five9, Inc. *	59,698	5,773,394
FleetCor Technologies, Inc. *	71,161	17,705,568
Fortinet, Inc. *	119,048	35,016,779
Gartner, Inc. *	72,248	18,957,875
Global Payments, Inc.	249,770	32,729,861
GoDaddy, Inc., Class A *	145,682	10,933,434
HubSpot, Inc. *	39,283	13,265,476
Intuit, Inc.	248,374	102,941,088
Mastercard, Inc., Class A	756,895	270,870,014
Microsoft Corp.	6,573,016	1,787,005,860
MongoDB, Inc. *	58,511	13,875,884
Okta, Inc. *	130,044	10,800,154
Palo Alto Networks, Inc. *	86,514	43,497,509
Paycom Software, Inc. *	42,216	12,003,697
Paylocity Holding Corp. *	34,580	6,046,659
PayPal Holdings, Inc. *	1,021,815	87,068,856
PTC, Inc. *	92,721	10,804,778
RingCentral, Inc., Class A *	72,046	4,548,984
Salesforce, Inc. *	863,693	138,398,166
ServiceNow, Inc. *	175,434	82,010,132
Snowflake, Inc., Class A *	206,816	26,400,062
Splunk, Inc. *	139,290	14,285,582
SS&C Technologies Holdings, Inc.	194,330	12,435,177
Synopsys, Inc. *	134,562	42,952,190
The Trade Desk, Inc., Class A *	382,792	19,924,324
Twilio, Inc., Class A *	147,383	15,500,270
Tyler Technologies, Inc. *	35,886	12,768,957
UiPath, Inc., Class A *	232,457	3,968,041
Unity Software, Inc. *	143,622	5,740,571
Visa, Inc., Class A	1,454,481	308,597,234
VMware, Inc., Class A	176,886	22,659,097
WEX, Inc. *	39,106	6,658,970
Workday, Inc., Class A *	169,174	26,441,896
Zendesk, Inc. *	106,518	9,741,071
Zoom Video Communications, Inc., Class A *	190,997	20,522,628
Zscaler, Inc. *	69,946	10,708,033
		3,779,550,302

Technology Hardware & Equipment 14.7%
Apple Inc.	13,593,131	2,023,201,618
Arista Networks, Inc. *	196,722	20,120,726
Ciena Corp. *	135,814	6,902,067
Dell Technologies, Inc., Class C	255,187	12,744,039
IPG Photonics Corp. *	31,177	3,288,862
SECURITY	NUMBER OF SHARES	VALUE ($)
Ubiquiti, Inc. (a)	5,387	1,409,024
Zebra Technologies Corp., Class A *	46,512	15,729,893
		2,083,396,229

Telecommunication Services 0.5%
T-Mobile US, Inc. *	515,224	68,674,207

Transportation 0.5%
AMERCO	8,493	4,161,400
Lyft, Inc., Class A *	262,227	4,636,173
Old Dominion Freight Line, Inc.	81,585	21,068,510
Uber Technologies, Inc. *	1,463,632	33,956,263
		63,822,346
Total Common Stocks (Cost $9,987,859,232)		14,122,370,444

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (b)	3,617,384	3,617,384
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (b)(c)	11,912,050	11,912,050
		15,529,434
Total Short-Term Investments (Cost $15,529,434)		15,529,434
Total Investments in Securities (Cost $10,003,388,666)		14,137,899,878

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 06/17/22	72	8,617,320	(373,338)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,337,623.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$14,122,370,444	$—	$—	$14,122,370,444
Short-Term Investments[1]	15,529,434	—	—	15,529,434
Liabilities
Futures Contracts[2]	(373,338)	—	—	(373,338)
Total	$14,137,526,540	$—	$—	$14,137,526,540

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 0.9%
Aptiv plc *	126,276	13,415,562
Autoliv, Inc.	36,616	2,932,209
BorgWarner, Inc.	112,338	4,529,468
Ford Motor Co.	1,838,902	25,156,179
General Motors Co. *	679,338	26,276,794
Gentex Corp.	111,084	3,452,491
Harley-Davidson, Inc.	71,654	2,520,788
Lear Corp.	27,934	3,937,577
Lucid Group, Inc. *(a)	261,598	5,279,048
QuantumScape Corp. *(a)	119,704	1,531,014
Rivian Automotive, Inc., Class A *	75,074	2,357,323
		91,388,453

Banks 6.4%
Bank of America Corp.	3,322,881	123,611,173
BOK Financial Corp.	14,057	1,211,292
Citigroup, Inc.	927,652	49,545,893
Citizens Financial Group, Inc.	231,588	9,583,111
Comerica, Inc.	60,885	5,066,241
Commerce Bancshares, Inc.	51,431	3,557,997
Cullen/Frost Bankers, Inc.	26,712	3,338,466
East West Bancorp, Inc.	66,538	4,893,205
Fifth Third Bancorp	319,819	12,610,463
First Republic Bank	83,847	12,998,800
Huntington Bancshares, Inc.	671,557	9,321,211
JPMorgan Chase & Co.	1,381,461	182,670,588
KeyCorp	434,486	8,672,341
M&T Bank Corp.	83,704	15,064,209
Regions Financial Corp.	439,772	9,714,563
Signature Bank	29,275	6,331,304
The PNC Financial Services Group, Inc.	196,376	34,446,314
Truist Financial Corp.	624,098	31,042,635
U.S. Bancorp	631,366	33,506,594
Wells Fargo & Co.	1,816,429	83,137,955
Zions Bancorp NA	70,809	4,038,945
		644,363,300

Capital Goods 8.6%
3M Co.	266,867	39,840,574
A.O. Smith Corp.	61,237	3,681,568
Acuity Brands, Inc.	16,444	2,878,029
AGCO Corp.	28,728	3,680,919
Allegion plc	41,772	4,663,844
AMETEK, Inc.	108,186	13,141,353
Carlisle Cos., Inc.	24,469	6,225,648
Carrier Global Corp.	400,136	15,729,346
Caterpillar, Inc.	252,843	54,576,162
Cummins, Inc.	66,590	13,925,301
Deere & Co.	131,095	46,903,169
SECURITY	NUMBER OF SHARES	VALUE ($)
Donaldson Co., Inc.	57,522	3,007,250
Dover Corp.	67,370	9,021,517
Eaton Corp. plc	186,339	25,826,585
Emerson Electric Co.	277,744	24,624,783
Fastenal Co.	269,073	14,411,550
Fortive Corp.	167,504	10,346,722
Fortune Brands Home & Security, Inc.	63,638	4,413,295
General Dynamics Corp.	107,670	24,216,060
General Electric Co.	513,720	40,219,139
Graco, Inc.	79,575	5,037,098
HEICO Corp.	20,005	2,861,715
HEICO Corp., Class A	34,917	4,088,432
Honeywell International, Inc.	320,591	62,072,829
Howmet Aerospace, Inc.	177,413	6,346,063
Hubbell, Inc.	25,332	4,809,534
IDEX Corp.	35,510	6,801,941
Illinois Tool Works, Inc.	133,504	27,778,177
Ingersoll Rand, Inc.	190,288	8,972,079
Jacobs Engineering Group, Inc.	60,332	8,451,910
Johnson Controls International plc	328,569	17,910,296
Lennox International, Inc.	15,722	3,284,326
Lincoln Electric Holdings, Inc.	27,686	3,760,313
Lockheed Martin Corp.	113,295	49,862,263
Masco Corp.	112,139	6,357,160
Northrop Grumman Corp.	68,587	32,096,658
Otis Worldwide Corp.	198,801	14,790,794
Owens Corning	47,092	4,501,053
PACCAR, Inc.	162,429	14,105,334
Parker-Hannifin Corp.	60,077	16,351,157
Pentair plc	77,701	3,898,259
Quanta Services, Inc.	66,498	7,913,262
Raytheon Technologies Corp.	697,569	66,352,763
Rockwell Automation, Inc.	54,356	11,588,699
Sensata Technologies Holding plc	73,583	3,534,192
Snap-on, Inc.	24,987	5,544,116
Stanley Black & Decker, Inc.	76,173	9,040,973
Textron, Inc.	102,959	6,722,193
The Boeing Co. *	256,139	33,656,665
The Middleby Corp. *	26,072	3,948,865
The Toro Co.	48,925	4,035,823
Trane Technologies plc	109,237	15,081,260
W.W. Grainger, Inc.	20,204	9,840,762
Watsco, Inc.	15,484	3,958,175
Westinghouse Air Brake Technologies Corp.	87,321	8,248,342
Woodward, Inc.	29,625	3,010,196
Xylem, Inc.	84,164	7,090,817
		865,037,308

Commercial & Professional Services 0.8%
ADT, Inc.	66,605	498,205
Clarivate plc *	186,210	2,750,322
Dun & Bradstreet Holdings, Inc. *	71,869	1,241,178
Equifax, Inc.	56,954	11,537,741

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IAA, Inc. *	62,962	2,457,407
ManpowerGroup, Inc.	25,244	2,262,115
Nielsen Holdings plc	167,174	4,272,967
Republic Services, Inc.	97,486	13,047,526
Robert Half International, Inc.	51,196	4,615,319
Rollins, Inc.	106,425	3,773,831
Stericycle, Inc. *	42,843	2,165,714
TransUnion	89,679	7,785,034
Waste Management, Inc.	179,850	28,508,024
		84,915,383

Consumer Durables & Apparel 1.5%
D.R. Horton, Inc.	150,750	11,328,863
Garmin Ltd.	71,161	7,516,025
Hanesbrands, Inc.	162,982	1,934,596
Hasbro, Inc.	60,739	5,451,325
Leggett & Platt, Inc.	62,182	2,435,669
Lennar Corp., Class A	121,975	9,788,494
Lennar Corp., Class B	7,237	486,109
Mohawk Industries, Inc. *	25,769	3,645,283
Newell Brands, Inc.	176,528	3,784,760
NIKE, Inc., Class B	596,657	70,912,684
Polaris, Inc.	26,582	2,832,312
PulteGroup, Inc.	116,309	5,264,145
Tapestry, Inc.	123,369	4,256,231
Toll Brothers, Inc.	52,809	2,665,270
Under Armour, Inc., Class A *	88,727	938,732
Under Armour, Inc., Class C *	99,132	961,580
VF Corp.	150,663	7,602,455
Whirlpool Corp.	27,574	5,080,234
		146,884,767

Consumer Services 2.3%
Aramark	119,918	4,133,573
Bright Horizons Family Solutions, Inc. *	28,098	2,544,274
Carnival Corp. *	377,488	5,239,533
Darden Restaurants, Inc.	59,678	7,459,750
Las Vegas Sands Corp. *	161,161	5,714,769
Marriott International, Inc., Class A	127,818	21,931,012
McDonald’s Corp.	349,303	88,097,710
MGM Resorts International	176,001	6,154,755
Norwegian Cruise Line Holdings Ltd. *	194,900	3,120,349
Royal Caribbean Cruises Ltd. *	104,665	6,077,897
Service Corp. International	77,022	5,393,851
Starbucks Corp.	537,800	42,217,300
Vail Resorts, Inc.	18,938	4,776,353
Wyndham Hotels & Resorts, Inc.	43,560	3,490,463
Wynn Resorts Ltd. *	49,038	3,241,412
Yum! Brands, Inc.	135,125	16,413,634
		226,006,635

Diversified Financials 7.7%
AGNC Investment Corp.	243,326	2,975,877
Ally Financial, Inc.	157,861	6,952,198
American Express Co.	287,536	48,541,827
Ameriprise Financial, Inc.	51,867	14,329,296
Annaly Capital Management, Inc.	729,463	4,821,750
Apollo Global Management, Inc.	173,368	9,992,932
Ares Management Corp., Class A	78,551	5,590,475
Berkshire Hathaway, Inc., Class B *	856,008	270,481,408
Blackstone, Inc.	329,338	38,792,723
Capital One Financial Corp.	193,366	24,723,777
Cboe Global Markets, Inc.	49,928	5,607,414
CME Group, Inc.	167,935	33,390,516
SECURITY	NUMBER OF SHARES	VALUE ($)
Discover Financial Services	134,661	15,282,677
Equitable Holdings, Inc.	176,378	5,363,655
Franklin Resources, Inc.	131,949	3,573,179
Intercontinental Exchange, Inc.	262,645	26,892,222
Invesco Ltd.	158,958	3,074,248
Jefferies Financial Group, Inc.	90,872	3,000,593
Morgan Stanley	662,669	57,082,308
Morningstar, Inc.	11,114	2,856,631
Nasdaq, Inc.	54,822	8,511,664
Northern Trust Corp.	97,216	10,863,888
Raymond James Financial, Inc.	87,234	8,591,677
SEI Investments Co.	49,323	2,881,943
Starwood Property Trust, Inc.	141,731	3,385,954
State Street Corp.	171,094	12,402,604
Synchrony Financial	244,052	9,039,686
T. Rowe Price Group, Inc.	107,105	13,611,974
The Bank of New York Mellon Corp.	345,682	16,112,238
The Carlyle Group, Inc.	64,733	2,494,162
The Charles Schwab Corp. (b)	701,402	49,168,280
The Goldman Sachs Group, Inc.	158,679	51,864,231
Voya Financial, Inc.	50,387	3,457,052
		775,711,059

Energy 7.4%
APA Corp.	170,074	7,995,179
Chevron Corp.	901,088	157,384,030
ConocoPhillips	608,700	68,393,532
Continental Resources, Inc.	27,113	1,845,582
Coterra Energy, Inc.	380,302	13,055,768
Devon Energy Corp.	294,217	22,036,853
EOG Resources, Inc.	273,503	37,458,971
Exxon Mobil Corp.	1,978,981	189,982,176
Hess Corp.	128,882	15,861,508
Kinder Morgan, Inc.	911,702	17,951,412
Marathon Oil Corp.	363,539	11,426,031
Marathon Petroleum Corp.	270,749	27,559,541
Occidental Petroleum Corp.	414,883	28,755,541
ONEOK, Inc.	208,550	13,733,017
Phillips 66	218,691	22,046,240
Pioneer Natural Resources Co.	106,135	29,499,162
Schlumberger N.V.	656,050	30,152,058
Targa Resources Corp.	106,987	7,705,204
The Williams Cos., Inc.	567,859	21,044,854
Valero Energy Corp.	191,062	24,761,635
		748,648,294

Food & Staples Retailing 1.4%
Albertsons Cos., Inc., Class A	47,407	1,448,284
Sysco Corp.	237,186	19,966,317
The Kroger Co.	312,845	16,571,400
US Foods Holding Corp. *	103,854	3,439,644
Walgreens Boots Alliance, Inc.	335,024	14,684,102
Walmart, Inc.	661,287	85,061,347
		141,171,094

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	852,258	46,098,635
Archer-Daniels-Midland Co.	261,442	23,744,162
Brown-Forman Corp., Class A	26,009	1,641,948
Brown-Forman Corp., Class B	85,441	5,649,359
Bunge Ltd.	65,601	7,761,910
Campbell Soup Co.	94,791	4,541,437
Conagra Brands, Inc.	223,874	7,363,216
Constellation Brands, Inc., Class A	76,829	18,859,215
Darling Ingredients, Inc. *	75,570	6,050,890
General Mills, Inc.	281,939	19,693,439

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hormel Foods Corp.	131,782	6,413,830
Kellogg Co.	119,777	8,353,248
Keurig Dr Pepper, Inc.	344,458	11,966,471
Lamb Weston Holdings, Inc.	67,737	4,577,666
McCormick & Co., Inc. Non Voting Shares	116,878	10,836,928
Molson Coors Beverage Co., Class B	88,252	4,927,992
Mondelez International, Inc., Class A	649,111	41,257,495
PepsiCo, Inc.	646,696	108,483,254
Philip Morris International, Inc.	724,475	76,975,469
The Coca-Cola Co.	1,817,204	115,174,390
The Hershey Co.	67,993	14,394,798
The J.M. Smucker Co.	50,547	6,337,077
The Kraft Heinz Co.	331,997	12,559,447
Tyson Foods, Inc., Class A	136,753	12,254,436
		575,916,712

Health Care Equipment & Services 4.9%
Abbott Laboratories	826,524	97,083,509
AmerisourceBergen Corp.	70,443	10,903,872
Anthem, Inc.	113,447	57,813,726
Baxter International, Inc.	234,135	17,805,967
Becton Dickinson & Co.	133,130	34,054,654
Cardinal Health, Inc.	129,503	7,293,609
Cerner Corp.	137,569	13,048,420
CVS Health Corp.	613,497	59,355,835
DaVita, Inc. *	28,793	2,807,029
Dentsply Sirona, Inc.	102,458	4,053,238
Embecta Corp. *	26,556	658,058
Encompass Health Corp.	46,277	3,032,994
HCA Healthcare, Inc.	111,984	23,561,434
Henry Schein, Inc. *	65,025	5,568,741
Hologic, Inc. *	116,761	8,788,600
Laboratory Corp. of America Holdings	43,561	10,747,370
Medtronic plc	628,485	62,942,773
Quest Diagnostics, Inc.	55,593	7,839,725
STERIS plc	46,834	10,687,519
Stryker Corp.	156,970	36,809,465
Universal Health Services, Inc., Class B	34,050	4,242,970
Zimmer Biomet Holdings, Inc.	97,737	11,748,965
		490,848,473

Household & Personal Products 2.4%
Church & Dwight Co., Inc.	113,034	10,179,842
Colgate-Palmolive Co.	393,878	31,041,525
Kimberly-Clark Corp.	157,372	20,933,623
Olaplex Holdings, Inc. *	32,872	529,897
Reynolds Consumer Products, Inc.	25,594	696,669
The Clorox Co.	57,479	8,355,147
The Procter & Gamble Co.	1,120,625	165,718,025
		237,454,728

Insurance 3.8%
Aflac, Inc.	280,582	16,994,852
American Financial Group, Inc.	31,045	4,386,659
American International Group, Inc.	388,327	22,787,028
Aon plc, Class A	100,369	27,668,722
Arch Capital Group Ltd. *	180,660	8,574,124
Arthur J. Gallagher & Co.	97,463	15,783,158
Assurant, Inc.	26,684	4,714,796
Brown & Brown, Inc.	109,435	6,497,156
Chubb Ltd.	201,319	42,536,692
Cincinnati Financial Corp.	70,084	8,960,940
CNA Financial Corp.	12,353	566,262
SECURITY	NUMBER OF SHARES	VALUE ($)
Erie Indemnity Co., Class A	11,582	1,942,881
Everest Re Group Ltd.	18,397	5,197,153
Fidelity National Financial, Inc.	132,927	5,622,812
Globe Life, Inc.	43,404	4,234,928
Lincoln National Corp.	77,848	4,509,735
Loews Corp.	91,555	5,995,937
Marsh & McLennan Cos., Inc.	236,002	37,748,520
MetLife, Inc.	328,232	22,119,554
Old Republic International Corp.	132,994	3,181,216
Principal Financial Group, Inc.	113,408	8,270,845
Prudential Financial, Inc.	176,661	18,770,231
Reinsurance Group of America, Inc.	31,518	3,966,540
The Allstate Corp.	131,201	17,933,865
The Hartford Financial Services Group, Inc.	156,686	11,361,302
The Progressive Corp.	273,175	32,611,631
The Travelers Cos., Inc.	112,721	20,181,568
W.R. Berkley Corp.	97,767	6,954,167
Willis Towers Watson plc	57,120	12,056,318
		382,129,592

Materials 3.7%
Air Products and Chemicals, Inc.	103,666	25,518,423
Albemarle Corp.	54,699	14,244,714
Amcor plc	708,561	9,282,149
AptarGroup, Inc.	30,649	3,282,201
Avery Dennison Corp.	38,729	6,683,076
Axalta Coating Systems Ltd. *	100,040	2,717,086
Ball Corp.	151,154	10,715,307
Berry Global Group, Inc. *	63,521	3,705,180
Celanese Corp.	50,415	7,890,956
CF Industries Holdings, Inc.	100,381	9,914,631
Cleveland-Cliffs, Inc. *	223,245	5,174,819
Corteva, Inc.	339,899	21,284,475
Crown Holdings, Inc.	58,882	6,149,636
Dow, Inc.	343,707	23,365,202
DuPont de Nemours, Inc.	239,841	16,273,212
Eastman Chemical Co.	60,192	6,630,751
Ecolab, Inc.	116,523	19,099,285
FMC Corp.	59,345	7,274,510
Freeport-McMoRan, Inc.	686,246	26,818,494
International Flavors & Fragrances, Inc.	118,981	15,725,719
International Paper Co.	181,304	8,784,179
LyondellBasell Industries N.V., Class A	122,924	14,044,067
Martin Marietta Materials, Inc.	29,117	9,881,727
Nucor Corp.	127,130	16,839,640
Packaging Corp. of America	44,390	6,981,659
PPG Industries, Inc.	111,063	14,048,359
Reliance Steel & Aluminum Co.	29,284	5,692,810
Royal Gold, Inc.	30,829	3,486,143
RPM International, Inc.	60,587	5,337,715
Sealed Air Corp.	69,409	4,315,852
Sonoco Products Co.	45,841	2,680,323
Steel Dynamics, Inc.	88,284	7,537,688
The Mosaic Co.	173,306	10,857,621
The Scotts Miracle-Gro Co.	18,955	1,793,522
Vulcan Materials Co.	62,029	10,226,721
Westlake Corp.	15,686	2,072,277
Westrock Co.	122,782	5,953,699
		372,283,828

Media & Entertainment 3.1%
Activision Blizzard, Inc.	364,150	28,360,002
AMC Entertainment Holdings, Inc., Class A *(a)	239,241	3,430,716

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Comcast Corp., Class A	2,114,816	93,644,052
DISH Network Corp., Class A *	116,344	2,656,133
Electronic Arts, Inc.	131,474	18,228,870
IAC/InterActiveCorp *	39,169	3,341,116
Liberty Media Corp. - Liberty Formula One, Class A *	10,747	612,794
Liberty Media Corp. - Liberty Formula One, Class C *	95,102	5,923,904
Liberty Media Corp. - Liberty SiriusXM, Class A *	36,344	1,501,371
Liberty Media Corp. - Liberty SiriusXM, Class C *	74,450	3,059,895
Match Group, Inc. *	132,529	10,440,635
News Corp., Class A	182,964	3,183,574
News Corp., Class B	56,069	985,693
Omnicom Group, Inc.	97,574	7,279,996
Paramount Global, Class A	4,232	155,992
Paramount Global, Class B	283,657	9,737,945
Playtika Holding Corp. *	47,177	698,691
Sirius XM Holdings, Inc. (a)	427,016	2,732,902
The Interpublic Group of Cos., Inc.	183,806	5,924,067
The Walt Disney Co. *	851,148	94,000,785
Warner Bros Discovery, Inc. *	1,033,601	19,069,938
		314,969,071

Pharmaceuticals, Biotechnology & Life Sciences 9.9%
AbbVie, Inc.	826,374	121,782,736
Agilent Technologies, Inc.	140,514	17,923,966
Amgen, Inc.	263,291	67,597,331
Biogen, Inc. *	68,680	13,736,000
Bristol-Myers Squibb Co.	1,018,846	76,871,931
Bruker Corp.	47,241	2,951,618
Catalent, Inc. *	83,671	8,623,133
Elanco Animal Health, Inc. *	221,488	5,249,266
Eli Lilly & Co.	371,140	116,330,122
Gilead Sciences, Inc.	586,481	38,033,293
Jazz Pharmaceuticals plc *	28,714	4,297,912
Johnson & Johnson	1,230,591	220,928,002
Merck & Co., Inc.	1,180,725	108,662,122
Moderna, Inc. *	164,962	23,973,927
Novavax, Inc. *	35,186	1,946,841
Organon & Co.	118,901	4,513,482
Pfizer, Inc.	2,623,755	139,163,965
Royalty Pharma plc, Class A	166,414	6,846,272
Viatris, Inc.	565,486	6,938,513
Waters Corp. *	28,498	9,345,919
		995,716,351

Real Estate 4.4%
Alexandria Real Estate Equities, Inc.	68,118	11,304,182
American Campus Communities, Inc.	65,257	4,241,705
American Homes 4 Rent, Class A	137,891	5,096,451
Americold Realty Trust, Inc.	124,156	3,437,880
Apartment Income REIT Corp.	73,630	3,303,042
AvalonBay Communities, Inc.	65,394	13,599,336
Boston Properties, Inc.	66,316	7,373,013
Camden Property Trust	47,671	6,840,312
Crown Castle International Corp.	202,012	38,311,576
CubeSmart	102,205	4,551,189
Digital Realty Trust, Inc.	132,718	18,526,106
Duke Realty Corp.	178,054	9,406,593
Equity LifeStyle Properties, Inc.	80,682	6,107,627
Equity Residential	159,894	12,284,656
Essex Property Trust, Inc.	30,519	8,662,818
Extra Space Storage, Inc.	62,556	11,147,479
Federal Realty Investment Trust	33,067	3,801,713
Gaming & Leisure Properties, Inc.	109,736	5,137,839
SECURITY	NUMBER OF SHARES	VALUE ($)
Healthcare Trust of America, Inc., Class A	103,633	3,114,172
Healthpeak Properties, Inc.	252,603	7,499,783
Host Hotels & Resorts, Inc.	333,793	6,672,522
Invitation Homes, Inc.	279,058	10,526,068
Iron Mountain, Inc.	135,135	7,283,776
Jones Lang LaSalle, Inc. *	23,586	4,653,990
Kilroy Realty Corp.	49,242	2,988,989
Kimco Realty Corp.	288,138	6,814,464
Lamar Advertising Co., Class A	40,422	3,959,335
Medical Properties Trust, Inc.	279,628	5,195,488
Mid-America Apartment Communities, Inc.	53,933	9,761,873
National Retail Properties, Inc.	81,661	3,617,582
Omega Healthcare Investors, Inc.	112,095	3,337,068
Opendoor Technologies, Inc. *	183,223	1,324,702
Prologis, Inc.	345,941	44,100,559
Public Storage	71,273	23,565,705
Realty Income Corp.	264,460	18,041,461
Regency Centers Corp.	72,230	4,926,808
Simon Property Group, Inc.	153,630	17,613,679
STORE Capital Corp.	114,179	3,150,199
Sun Communities, Inc.	54,283	8,909,469
UDR, Inc.	139,721	6,678,664
Ventas, Inc.	186,345	10,573,215
VICI Properties, Inc.	394,428	12,168,104
Vornado Realty Trust	74,002	2,587,110
Welltower, Inc.	203,552	18,134,448
Weyerhaeuser Co.	349,437	13,809,750
WP Carey, Inc.	88,988	7,487,450
		441,629,950

Retailing 3.9%
Advance Auto Parts, Inc.	29,094	5,523,787
Bath & Body Works, Inc.	120,444	4,940,613
Best Buy Co., Inc.	101,082	8,294,789
Burlington Stores, Inc. *	31,167	5,245,406
CarMax, Inc. *	75,672	7,511,959
Dollar Tree, Inc. *	105,152	16,859,020
eBay, Inc.	292,717	14,246,536
GameStop Corp., Class A *(a)	28,886	3,603,240
Genuine Parts Co.	66,539	9,097,877
LKQ Corp.	125,532	6,451,090
Lowe’s Cos., Inc.	314,945	61,508,759
Ross Stores, Inc.	165,178	14,043,434
Target Corp.	224,001	36,261,282
The Gap, Inc.	98,976	1,091,705
The Home Depot, Inc.	488,135	147,782,871
The TJX Cos., Inc.	557,676	35,451,463
Tractor Supply Co.	53,289	9,984,227
Williams-Sonoma, Inc.	34,109	4,363,223
		392,261,281

Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc.	245,496	41,341,526
Applied Materials, Inc.	415,147	48,692,592
Entegris, Inc.	63,497	7,045,627
First Solar, Inc. *	46,413	3,277,222
Intel Corp.	1,903,356	84,547,073
KLA Corp.	70,421	25,693,102
Marvell Technology, Inc.	394,757	23,349,876
Microchip Technology, Inc.	259,954	18,885,658
Micron Technology, Inc.	523,494	38,654,797
QUALCOMM, Inc.	526,780	75,445,432
Skyworks Solutions, Inc.	76,579	8,337,156

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Teradyne, Inc.	76,108	8,315,560
Texas Instruments, Inc.	431,647	76,297,924
		459,883,545

Software & Services 4.0%
Accenture plc, Class A	295,426	88,172,844
Akamai Technologies, Inc. *	76,108	7,689,952
Aspen Technology, Inc. *	13,079	2,530,656
Automatic Data Processing, Inc.	196,343	43,772,708
Bentley Systems, Inc., Class B	86,534	2,975,039
Black Knight, Inc. *	72,707	4,937,532
Booz Allen Hamilton Holding Corp.	62,433	5,360,497
Broadridge Financial Solutions, Inc.	54,646	7,990,338
Ceridian HCM Holding, Inc. *	64,002	3,603,313
Citrix Systems, Inc.	58,272	5,867,408
Cognizant Technology Solutions Corp., Class A	245,497	18,338,626
DXC Technology Co. *	114,267	4,024,484
Euronet Worldwide, Inc. *	24,818	3,006,949
Fidelity National Information Services, Inc.	284,672	29,748,224
Genpact Ltd.	79,619	3,532,695
Guidewire Software, Inc. *	38,794	3,101,192
International Business Machines Corp.	419,212	58,203,394
Jack Henry & Associates, Inc.	34,018	6,399,466
Leidos Holdings, Inc.	65,705	6,866,173
NortonLifeLock, Inc.	271,515	6,608,675
Oracle Corp.	736,515	52,970,159
Palantir Technologies, Inc., Class A *	750,575	6,514,991
Paychex, Inc.	150,029	18,578,091
Pegasystems, Inc.	19,080	945,223
The Western Union Co.	184,005	3,337,851
Thoughtworks Holding, Inc. *	16,856	291,777
VeriSign, Inc. *	45,110	7,873,951
		403,242,208

Technology Hardware & Equipment 2.6%
Amphenol Corp., Class A	279,907	19,834,210
Arrow Electronics, Inc. *	31,736	3,828,948
CDW Corp.	63,478	10,782,373
Cisco Systems, Inc.	1,971,448	88,813,733
Cognex Corp.	82,933	4,015,616
Corning, Inc.	349,557	12,521,132
F5, Inc. *	28,357	4,623,325
Hewlett Packard Enterprise Co.	604,079	9,423,632
HP, Inc.	506,098	19,656,846
Jabil, Inc.	67,100	4,127,992
Juniper Networks, Inc.	152,313	4,672,963
Keysight Technologies, Inc. *	85,623	12,466,709
Motorola Solutions, Inc.	78,945	17,347,374
NetApp, Inc.	103,986	7,481,793
Seagate Technology Holdings plc	94,100	7,967,447
TE Connectivity Ltd.	152,146	19,686,171
Trimble, Inc. *	117,212	7,976,277
Western Digital Corp. *	146,249	8,875,852
		264,102,393

Telecommunication Services 1.8%
AT&T, Inc.	3,338,512	71,076,921
Liberty Global plc, Class A *	82,547	2,007,543
Liberty Global plc, Class C *	156,219	3,969,525
SECURITY	NUMBER OF SHARES	VALUE ($)
Lumen Technologies, Inc.	429,814	5,260,923
Verizon Communications, Inc.	1,962,413	100,652,163
		182,967,075

Transportation 2.8%
Alaska Air Group, Inc. *	59,037	2,849,126
American Airlines Group, Inc. *	302,848	5,411,894
C.H. Robinson Worldwide, Inc.	60,758	6,592,850
CSX Corp.	1,036,950	32,964,640
Delta Air Lines, Inc. *	299,655	12,492,617
Expeditors International of Washington, Inc.	79,126	8,612,074
FedEx Corp.	113,904	25,580,560
Hertz Global Holdings, Inc. *	26,137	524,570
J.B. Hunt Transport Services, Inc.	39,246	6,773,075
Norfolk Southern Corp.	112,073	26,859,415
Southwest Airlines Co. *	276,651	12,687,215
Union Pacific Corp.	297,695	65,427,407
United Airlines Holdings, Inc. *	151,202	7,201,751
United Parcel Service, Inc., Class B	340,882	62,125,744
XPO Logistics, Inc. *	46,397	2,479,456
		278,582,394

Utilities 5.1%
Alliant Energy Corp.	116,999	7,466,876
Ameren Corp.	120,262	11,447,740
American Electric Power Co., Inc.	235,287	24,006,333
American Water Works Co., Inc.	84,709	12,812,236
Atmos Energy Corp.	63,192	7,349,861
Avangrid, Inc.	32,210	1,532,874
CenterPoint Energy, Inc.	294,196	9,428,982
CMS Energy Corp.	135,612	9,633,876
Consolidated Edison, Inc.	165,427	16,420,284
Constellation Energy Corp.	152,439	9,463,413
Dominion Energy, Inc.	378,583	31,884,260
DTE Energy Co.	90,618	12,025,915
Duke Energy Corp.	359,479	40,448,577
Edison International	177,699	12,422,937
Entergy Corp.	93,999	11,309,960
Essential Utilities, Inc.	107,801	4,986,874
Evergy, Inc.	107,201	7,497,638
Eversource Energy	160,712	14,836,932
Exelon Corp.	457,790	22,500,378
FirstEnergy Corp.	266,758	11,459,924
NextEra Energy, Inc.	917,255	69,427,031
NiSource, Inc.	183,707	5,777,585
NRG Energy, Inc.	114,431	5,268,403
OGE Energy Corp.	93,096	3,844,865
PG&E Corp. *	704,968	8,600,610
Pinnacle West Capital Corp.	52,898	4,107,530
PPL Corp.	351,192	10,598,975
Public Service Enterprise Group, Inc.	236,520	16,211,081
Sempra Energy	149,266	24,458,727
The AES Corp.	311,991	6,876,282
The Southern Co.	495,447	37,485,520
UGI Corp.	98,325	4,202,410
Vistra Corp.	225,924	5,957,616
WEC Energy Group, Inc.	147,550	15,503,078
Xcel Energy, Inc.	251,765	18,967,975
		516,223,558
Total Common Stocks (Cost $7,958,730,231)		10,032,337,452

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)	2,992,102	2,992,102
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)(d)	14,696,411	14,696,411
		17,688,513
Total Short-Term Investments (Cost $17,688,513)		17,688,513
Total Investments in Securities (Cost $7,976,418,744)		10,050,025,965

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 06/17/22	312	24,428,040	748,982

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,034,500.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/22	BALANCE OF SHARES HELD AT 5/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Diversified Financials 0.5%
The Charles Schwab Corp.	$49,406,943	$6,287,051	($4,026,279)	$739,941	($3,239,376)	$49,168,280	701,402	$397,020

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,032,337,452	$—	$—	$10,032,337,452
Short-Term Investments[1]	17,688,513	—	—	17,688,513
Futures Contracts[2]	748,982	—	—	748,982
Total	$10,050,774,947	$—	$—	$10,050,774,947

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.2%
Autoliv, Inc.	191,180	15,309,694
BorgWarner, Inc.	581,816	23,458,821
Gentex Corp.	573,971	17,839,019
Harley-Davidson, Inc.	373,870	13,152,747
Lear Corp.	144,899	20,424,963
QuantumScape Corp. *(a)	622,771	7,965,241
Thor Industries, Inc.	135,072	10,261,420
		108,411,905

Banks 3.8%
Bank OZK	293,977	12,191,226
BOK Financial Corp.	72,897	6,281,534
Comerica, Inc.	317,240	26,397,540
Commerce Bancshares, Inc.	268,214	18,555,045
Cullen/Frost Bankers, Inc.	138,299	17,284,609
East West Bancorp, Inc.	344,452	25,331,000
Essent Group Ltd.	267,589	11,450,133
First Citizens BancShares, Inc., Class A	32,322	22,638,329
First Financial Bankshares, Inc.	311,601	12,850,425
First Horizon Corp.	1,296,219	29,592,680
MGIC Investment Corp.	776,412	10,815,419
New York Community Bancorp, Inc.	1,129,223	11,269,646
Pinnacle Financial Partners, Inc.	184,886	15,053,418
Popular, Inc.	193,822	15,837,196
Prosperity Bancshares, Inc.	223,685	16,217,163
Radian Group, Inc.	435,744	9,372,853
Signature Bank	152,287	32,935,110
Synovus Financial Corp.	352,182	15,020,562
TFS Financial Corp.	116,659	1,752,218
Western Alliance Bancorp	258,786	21,057,417
Zions Bancorp NA	368,066	20,994,485
		352,898,008

Capital Goods 11.3%
A.O. Smith Corp.	318,987	19,177,499
Acuity Brands, Inc.	85,008	14,878,100
Advanced Drainage Systems, Inc.	137,908	15,102,305
AECOM	343,053	23,962,252
AGCO Corp.	148,953	19,085,348
Air Lease Corp.	260,276	9,788,980
Allegion plc	217,739	24,310,559
Armstrong World Industries, Inc.	115,311	9,628,469
Axon Enterprise, Inc. *	166,210	16,847,046
Builders FirstSource, Inc. *	464,828	30,255,655
BWX Technologies, Inc.	223,827	11,459,942
Carlisle Cos., Inc.	126,901	32,287,421
ChargePoint Holdings, Inc. *(a)	424,628	5,430,992
Crane Holdings Co.	121,179	11,591,983
Curtiss-Wright Corp.	95,222	13,519,620
Donaldson Co., Inc.	299,903	15,678,929
SECURITY	NUMBER OF SHARES	VALUE ($)
EMCOR Group, Inc.	129,626	13,692,394
Esab Corp. *	110,040	5,502,000
Flowserve Corp.	316,428	9,967,482
Fortune Brands Home & Security, Inc.	329,512	22,851,657
Graco, Inc.	412,554	26,114,668
Hayward Holdings, Inc. *	140,653	2,151,991
Hexcel Corp.	203,679	11,701,359
Howmet Aerospace, Inc.	921,259	32,953,434
Hubbell, Inc.	132,069	25,074,620
Huntington Ingalls Industries, Inc.	97,242	20,465,551
IDEX Corp.	184,566	35,353,617
ITT, Inc.	207,849	15,343,413
Jacobs Engineering Group, Inc.	313,672	43,942,311
Lennox International, Inc.	81,730	17,073,397
Lincoln Electric Holdings, Inc.	143,294	19,462,191
MasTec, Inc. *	142,885	11,943,757
Nordson Corp.	131,354	28,619,410
nVent Electric plc	408,620	14,465,148
Oshkosh Corp.	161,718	15,025,219
Owens Corning	243,916	23,313,491
Pentair plc	401,689	20,152,737
Plug Power, Inc. *	1,259,304	23,271,938
Quanta Services, Inc.	345,906	41,162,814
Regal Rexnord Corp.	164,468	20,550,277
Rocket Lab USA, Inc. *	349,349	1,662,901
Sensata Technologies Holding plc	382,708	18,381,465
SiteOne Landscape Supply, Inc. *	108,564	14,576,888
Snap-on, Inc.	129,712	28,780,499
Sunrun, Inc. *	502,589	13,127,625
Textron, Inc.	535,025	34,931,782
The AZEK Co., Inc. *	270,199	5,693,093
The Middleby Corp. *	135,025	20,450,887
The Timken Co.	167,663	10,239,179
The Toro Co.	254,656	21,006,574
Trex Co., Inc. *	279,465	17,807,510
Vertiv Holdings Co.	739,686	8,129,149
Watsco, Inc.	80,153	20,489,511
Westinghouse Air Brake Technologies Corp.	453,497	42,837,327
Woodward, Inc.	153,135	15,560,047
Zurn Water Solutions Corp.	305,702	8,810,332
		1,055,644,745

Commercial & Professional Services 1.8%
ADT, Inc.	354,744	2,653,485
ASGN, Inc. *	126,564	12,052,690
Aurora Innovation, Inc. *(a)	619,608	1,957,961
Clarivate plc *	967,190	14,285,396
Clean Harbors, Inc. *	121,524	11,350,342
Driven Brands Holdings, Inc. *	134,570	3,894,456
Dun & Bradstreet Holdings, Inc. *	365,169	6,306,469
IAA, Inc. *	327,395	12,778,227
ManpowerGroup, Inc.	131,667	11,798,680
MSA Safety, Inc.	88,382	11,267,821
Nielsen Holdings plc	871,040	22,263,782

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Robert Half International, Inc.	265,764	23,958,625
Stericycle, Inc. *	223,064	11,275,885
Tetra Tech, Inc.	131,091	17,693,352
TriNet Group, Inc. *	92,118	7,234,948
		170,772,119

Consumer Durables & Apparel 4.1%
Brunswick Corp.	187,134	14,078,091
Capri Holdings Ltd. *	358,409	17,468,855
Carter's, Inc.	102,722	7,914,730
Columbia Sportswear Co.	83,633	6,504,975
Crocs, Inc. *	143,049	7,976,412
Deckers Outdoor Corp. *	66,157	17,767,124
Hanesbrands, Inc.	848,108	10,067,042
Hasbro, Inc.	314,748	28,248,633
Helen of Troy Ltd. *	58,606	10,853,245
Leggett & Platt, Inc.	323,739	12,680,857
Mattel, Inc. *	850,347	21,360,717
Mohawk Industries, Inc. *	133,161	18,836,955
Newell Brands, Inc.	918,997	19,703,296
Polaris, Inc.	138,469	14,753,872
PulteGroup, Inc.	603,439	27,311,649
PVH Corp.	169,890	12,040,104
Ralph Lauren Corp.	112,394	11,361,909
Skechers U.S.A., Inc., Class A *	327,459	12,901,884
Tapestry, Inc.	640,659	22,102,735
Tempur Sealy International, Inc.	467,302	12,322,754
Toll Brothers, Inc.	273,087	13,782,701
TopBuild Corp. *	79,942	15,769,359
Under Armour, Inc., Class A *	456,588	4,830,701
Under Armour, Inc., Class C *	520,528	5,049,122
Whirlpool Corp.	143,193	26,381,878
YETI Holdings, Inc. *	212,879	9,739,214
		381,808,814

Consumer Services 3.4%
Aramark	623,184	21,481,153
Bright Horizons Family Solutions, Inc. *	146,696	13,283,323
Caesars Entertainment, Inc. *	518,956	26,036,023
Chegg, Inc. *	331,427	6,449,569
Choice Hotels International, Inc.	79,679	10,190,147
Churchill Downs, Inc.	83,552	16,913,431
Coursera, Inc. *	204,325	3,455,136
Marriott Vacations Worldwide Corp.	103,413	15,276,168
MGM Resorts International	914,254	31,971,462
Norwegian Cruise Line Holdings Ltd. *	1,012,173	16,204,890
Penn National Gaming, Inc. *	403,639	12,900,302
Planet Fitness, Inc., Class A *	202,359	14,240,003
Service Corp. International	400,322	28,034,550
Terminix Global Holdings, Inc. *	294,149	12,769,008
Texas Roadhouse, Inc.	169,181	13,191,043
The Wendy's Co.	429,293	8,002,022
Vail Resorts, Inc.	98,186	24,763,491
Wingstop, Inc.	72,178	5,749,699
Wyndham Hotels & Resorts, Inc.	226,090	18,116,592
Wynn Resorts Ltd. *	255,504	16,888,814
		315,916,826

Diversified Financials 6.2%
Affiliated Managers Group, Inc.	98,670	13,184,285
AGNC Investment Corp.	1,268,318	15,511,529
Ally Financial, Inc.	820,295	36,125,792
Annaly Capital Management, Inc.	3,785,081	25,019,385
Apollo Global Management, Inc.	901,037	51,935,773
Ares Management Corp., Class A	406,889	28,958,290
Blackstone Mortgage Trust, Inc., Class A	409,485	12,739,078
SECURITY	NUMBER OF SHARES	VALUE ($)
Cboe Global Markets, Inc.	258,889	29,075,824
Credit Acceptance Corp. *	19,525	11,623,428
Equitable Holdings, Inc.	913,764	27,787,563
FactSet Research Systems, Inc.	91,745	35,026,406
Invesco Ltd.	828,617	16,025,453
Janus Henderson Group plc	410,431	11,537,215
Jefferies Financial Group, Inc.	469,756	15,511,343
Lazard Ltd., Class A	274,001	9,661,275
LPL Financial Holdings, Inc.	194,556	38,169,942
Morningstar, Inc.	57,552	14,792,591
New Residential Investment Corp.	1,133,612	12,809,816
OneMain Holdings, Inc.	263,037	11,589,410
Raymond James Financial, Inc.	453,570	44,672,109
SEI Investments Co.	255,413	14,923,782
SoFi Technologies, Inc. *(a)	1,567,220	11,722,806
Starwood Property Trust, Inc.	739,262	17,660,969
Stifel Financial Corp.	253,710	16,280,571
The Carlyle Group, Inc.	337,316	12,996,785
Tradeweb Markets, Inc., Class A	255,239	17,256,709
Upstart Holdings, Inc. *(a)	119,672	6,031,469
Voya Financial, Inc.	262,140	17,985,425
		576,615,023

Energy 5.4%
Antero Midstream Corp.	789,481	8,573,764
APA Corp.	881,766	41,451,820
Continental Resources, Inc.	142,130	9,674,789
Coterra Energy, Inc.	1,974,989	67,801,372
Devon Energy Corp.	1,528,381	114,475,737
Diamondback Energy, Inc.	413,421	62,848,260
EQT Corp.	730,239	34,847,005
HF Sinclair Corp.	362,902	17,818,488
Marathon Oil Corp.	1,889,806	59,396,603
NOV, Inc.	953,462	19,069,240
Targa Resources Corp.	555,710	40,022,234
Texas Pacific Land Corp.	15,040	23,552,490
		499,531,802

Food & Staples Retailing 0.8%
Albertsons Cos., Inc., Class A	246,792	7,539,496
BJ's Wholesale Club Holdings, Inc. *	330,037	19,099,241
Casey's General Stores, Inc.	90,073	18,873,896
Performance Food Group Co. *	375,771	16,285,915
US Foods Holding Corp. *	540,797	17,911,197
		79,709,745

Food, Beverage & Tobacco 2.6%
Beyond Meat, Inc. *(a)	145,605	3,851,252
Bunge Ltd.	341,111	40,360,254
Campbell Soup Co.	490,835	23,515,905
Darling Ingredients, Inc. *	392,802	31,451,656
Flowers Foods, Inc.	482,611	13,320,064
Ingredion, Inc.	161,515	15,293,855
Lamb Weston Holdings, Inc.	352,505	23,822,288
Lancaster Colony Corp.	47,991	5,850,103
Molson Coors Beverage Co., Class B	457,370	25,539,541
Pilgrim's Pride Corp. *	118,496	3,948,287
Post Holdings, Inc. *	138,179	11,362,459
Seaboard Corp.	622	2,574,694
The Boston Beer Co., Inc., Class A *	22,811	8,104,748
The J.M. Smucker Co.	263,078	32,982,089
		241,977,195

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 4.4%
ABIOMED, Inc. *	110,472	29,131,466
agilon health, Inc. *	115,323	2,202,669
Amedisys, Inc. *	79,174	9,177,058
Certara, Inc. *	252,591	5,132,649
Chemed Corp.	37,366	18,100,090
DaVita, Inc. *	149,643	14,588,696
Dentsply Sirona, Inc.	530,557	20,988,835
Encompass Health Corp.	241,540	15,830,532
Enovis Corp. *	110,207	7,311,132
Envista Holdings Corp. *	391,629	16,855,712
Guardant Health, Inc. *	246,634	10,107,061
HealthEquity, Inc. *	202,967	12,701,675
Henry Schein, Inc. *	336,604	28,826,767
Insulet Corp. *	167,409	35,738,473
Integra LifeSciences Holdings Corp. *	176,867	11,078,949
LHC Group, Inc. *	76,881	12,812,988
Masimo Corp. *	123,318	17,317,547
Molina Healthcare, Inc. *	141,759	41,141,297
Novocure Ltd. *	216,752	17,422,526
Oak Street Health, Inc. *	338,188	6,384,990
Penumbra, Inc. *	85,329	12,536,537
QuidelOrtho Corp. *	121,431	11,539,588
Tandem Diabetes Care, Inc. *	154,417	10,526,607
Tenet Healthcare Corp. *	260,040	16,827,188
Universal Health Services, Inc., Class B	177,490	22,117,029
		406,398,061

Household & Personal Products 0.2%
Coty, Inc., Class A *	832,348	5,901,347
Herbalife Nutrition Ltd. *	238,792	5,203,278
Reynolds Consumer Products, Inc.	132,869	3,616,694
		14,721,319

Insurance 4.6%
Alleghany Corp. *	33,247	27,720,684
American Financial Group, Inc.	160,729	22,711,008
Assurant, Inc.	138,290	24,434,460
Axis Capital Holdings Ltd.	187,334	10,972,152
Brown & Brown, Inc.	569,196	33,793,166
CNA Financial Corp.	65,386	2,997,294
Erie Indemnity Co., Class A	60,563	10,159,443
Everest Re Group Ltd.	95,556	26,994,570
Fidelity National Financial, Inc.	690,686	29,216,018
First American Financial Corp.	266,447	16,144,024
Globe Life, Inc.	225,514	22,003,401
Lincoln National Corp.	404,362	23,424,691
Loews Corp.	475,822	31,161,583
Old Republic International Corp.	693,030	16,577,278
Primerica, Inc.	95,961	12,091,086
Reinsurance Group of America, Inc.	163,072	20,522,611
RenaissanceRe Holdings Ltd.	106,761	16,389,949
Selective Insurance Group, Inc.	146,284	11,600,321
The Hanover Insurance Group, Inc.	86,437	12,671,664
Unum Group	496,330	18,091,228
W.R. Berkley Corp.	508,481	36,168,254
		425,844,885

Materials 7.6%
Alcoa Corp.	446,900	27,582,668
AptarGroup, Inc.	159,805	17,113,517
Ashland Global Holdings, Inc.	128,568	13,759,347
Avery Dennison Corp.	200,994	34,683,525
Axalta Coating Systems Ltd. *	520,992	14,150,143
Berry Global Group, Inc. *	328,430	19,157,322
SECURITY	NUMBER OF SHARES	VALUE ($)
CF Industries Holdings, Inc.	520,657	51,425,292
Cleveland-Cliffs, Inc. *	1,160,605	26,902,824
Crown Holdings, Inc.	306,186	31,978,066
Diversey Holdings Ltd. *	114,977	1,126,775
Eagle Materials, Inc.	95,887	12,519,007
Eastman Chemical Co.	313,127	34,494,070
FMC Corp.	307,678	37,715,169
Graphic Packaging Holding Co.	685,942	15,269,069
Huntsman Corp.	502,718	18,223,527
MP Materials Corp. *	181,707	7,164,707
Olin Corp.	342,540	22,535,707
Packaging Corp. of America	230,582	36,265,937
Reliance Steel & Aluminum Co.	152,079	29,564,158
Royal Gold, Inc.	159,327	18,016,697
RPM International, Inc.	314,761	27,730,444
Sealed Air Corp.	359,605	22,360,239
Sonoco Products Co.	238,811	13,963,279
Steel Dynamics, Inc.	457,625	39,072,022
The Mosaic Co.	899,186	56,334,003
The Scotts Miracle-Gro Co.	98,590	9,328,586
United States Steel Corp.	633,469	15,881,068
Valvoline, Inc.	435,261	14,563,833
Westlake Corp.	80,681	10,658,767
Westrock Co.	638,988	30,984,528
		710,524,296

Media & Entertainment 3.2%
Altice USA, Inc., Class A *	546,632	6,220,672
Bumble, Inc., Class A *	175,927	5,013,919
Cable One, Inc.	12,035	15,682,808
DISH Network Corp., Class A *	606,814	13,853,564
IAC/InterActiveCorp *	203,406	17,350,532
Liberty Media Corp. - Liberty Formula One, Class A *	54,744	3,121,503
Liberty Media Corp. - Liberty Formula One, Class C *	494,895	30,827,010
News Corp., Class A	948,870	16,510,338
News Corp., Class B	293,914	5,167,008
Playtika Holding Corp. *	247,524	3,665,830
The Interpublic Group of Cos., Inc.	955,473	30,794,895
The New York Times Co., Class A	405,799	13,996,008
Vimeo, Inc. *	377,038	3,276,460
Warner Bros Discovery, Inc. *	5,368,471	99,048,290
ZoomInfo Technologies, Inc. *	734,198	29,654,257
		294,183,094

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
10X Genomics, Inc., Class A *	222,357	11,382,455
Adaptive Biotechnologies Corp. *	261,391	2,044,078
Alkermes plc *	392,549	11,717,588
Arrowhead Pharmaceuticals, Inc. *	256,256	8,548,700
Biohaven Pharmaceutical Holding Co., Ltd. *	149,007	21,416,776
BioMarin Pharmaceutical, Inc. *	445,601	33,478,003
Bio-Rad Laboratories, Inc., Class A *	52,445	28,204,397
Bio-Techne Corp.	95,361	35,257,822
Bridgebio Pharma, Inc. *	258,216	1,763,615
Bruker Corp.	246,719	15,415,003
Elanco Animal Health, Inc. *	1,148,460	27,218,502
Exelixis, Inc. *	768,535	14,087,247
Fate Therapeutics, Inc. *	196,481	4,538,711
Intellia Therapeutics, Inc. *	168,245	7,762,824
Ionis Pharmaceuticals, Inc. *	343,045	12,528,003
Jazz Pharmaceuticals plc *	149,212	22,334,052
Mirati Therapeutics, Inc. *	120,863	4,732,995
Natera, Inc. *	213,837	7,845,680
Neurocrine Biosciences, Inc. *	230,232	21,524,390

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Novavax, Inc. *	183,567	10,156,762
Organon & Co.	615,484	23,363,773
PerkinElmer, Inc.	306,336	45,849,309
Perrigo Co., plc	324,732	12,943,817
Repligen Corp. *	124,819	20,528,981
Roivant Sciences Ltd. *(a)	230,745	1,024,508
Sarepta Therapeutics, Inc. *	211,464	15,398,808
Sotera Health Co. *	241,026	5,133,854
Syneos Health, Inc. *	251,670	18,595,896
Ultragenyx Pharmaceutical, Inc. *	165,724	7,772,456
United Therapeutics Corp. *	109,296	25,175,241
Viatris, Inc.	2,935,745	36,021,591
Vir Biotechnology, Inc. *	178,504	4,607,188
		518,373,025

Real Estate 9.4%
American Campus Communities, Inc.	337,732	21,952,580
American Homes 4 Rent, Class A	716,682	26,488,567
Americold Realty Trust, Inc.	647,708	17,935,035
Apartment Income REIT Corp.	381,054	17,094,082
Brixmor Property Group, Inc.	722,887	17,623,985
Camden Property Trust	248,074	35,596,138
Cousins Properties, Inc.	361,203	12,479,564
CubeSmart	531,149	23,652,065
Douglas Emmett, Inc.	426,535	12,058,144
EastGroup Properties, Inc.	98,761	15,954,840
Equity LifeStyle Properties, Inc.	419,060	31,722,842
eXp World Holdings, Inc.	162,183	2,265,697
Federal Realty Investment Trust	171,733	19,744,143
First Industrial Realty Trust, Inc.	316,188	16,805,392
Gaming & Leisure Properties, Inc.	570,010	26,687,868
Healthcare Realty Trust, Inc.	358,381	10,418,136
Healthcare Trust of America, Inc., Class A	536,080	16,109,204
Highwoods Properties, Inc.	254,263	9,989,993
Host Hotels & Resorts, Inc.	1,733,381	34,650,286
Iron Mountain, Inc.	702,862	37,884,262
Jones Lang LaSalle, Inc. *	122,446	24,161,045
Kilroy Realty Corp.	255,017	15,479,532
Kimco Realty Corp.	1,496,811	35,399,580
Lamar Advertising Co., Class A	210,713	20,639,338
Life Storage, Inc.	199,073	23,243,763
Medical Properties Trust, Inc.	1,448,766	26,918,072
National Retail Properties, Inc.	426,266	18,883,584
Omega Healthcare Investors, Inc.	580,197	17,272,465
Opendoor Technologies, Inc. *	947,190	6,848,184
Rayonier, Inc.	353,038	14,552,226
Regency Centers Corp.	374,028	25,512,450
Rexford Industrial Realty, Inc.	388,893	24,838,596
SL Green Realty Corp.	155,712	9,618,330
Spirit Realty Capital, Inc.	310,217	13,026,012
STAG Industrial, Inc.	427,938	14,250,335
STORE Capital Corp.	595,758	16,436,963
The Howard Hughes Corp. *	100,448	8,450,690
UDR, Inc.	725,961	34,700,936
VICI Properties, Inc.	2,046,647	63,139,060
Vornado Realty Trust	386,271	13,504,034
WeWork, Inc., Class A *(a)	509,592	3,714,926
WP Carey, Inc.	462,638	38,926,361
		876,629,305

Retailing 3.5%
Advance Auto Parts, Inc.	151,375	28,740,058
AutoNation, Inc. *	97,050	11,603,298
Bath & Body Works, Inc.	625,657	25,664,450
Chewy, Inc., Class A *	214,497	5,319,526
Dick's Sporting Goods, Inc.	152,832	12,414,543
SECURITY	NUMBER OF SHARES	VALUE ($)
Five Below, Inc. *	136,010	17,761,546
Floor & Decor Holdings, Inc., Class A *	256,338	19,338,139
Foot Locker, Inc.	211,342	6,970,059
GameStop Corp., Class A *(a)	150,158	18,730,709
Kohl's Corp.	337,871	13,622,959
Leslie's, Inc. *	331,332	6,434,467
Lithia Motors, Inc.	73,498	22,377,936
LKQ Corp.	651,064	33,458,179
Ollie's Bargain Outlet Holdings, Inc. *	142,069	6,672,981
Penske Automotive Group, Inc.	74,193	8,542,582
Petco Health & Wellness Co., Inc. *	198,939	3,175,066
Pool Corp.	97,323	38,794,894
Qurate Retail, Inc., Class A	863,167	3,116,033
Qurate Retail, Inc., Class B	2,420	11,132
RH *	42,256	12,257,621
The Gap, Inc.	515,155	5,682,160
Victoria's Secret & Co. *	176,588	7,277,191
Williams-Sonoma, Inc.	177,107	22,655,527
		330,621,056

Semiconductors & Semiconductor Equipment 2.7%
Allegro MicroSystems, Inc. *	134,107	3,453,255
Entegris, Inc.	328,938	36,498,960
First Solar, Inc. *	240,039	16,949,154
Lattice Semiconductor Corp. *	332,392	17,291,032
MKS Instruments, Inc.	134,639	16,627,917
ON Semiconductor Corp. *	1,045,852	63,462,299
Power Integrations, Inc.	143,584	12,115,618
Silicon Laboratories, Inc. *	92,705	13,827,878
SolarEdge Technologies, Inc. *	127,496	34,779,634
Universal Display Corp.	105,303	13,300,822
Wolfspeed, Inc. *	299,976	22,567,194
		250,873,763

Software & Services 8.0%
Affirm Holdings, Inc. *	393,275	11,208,338
Anaplan, Inc. *	358,467	23,515,435
AppLovin Corp., Class A *	85,665	3,264,693
Asana, Inc., Class A *	200,939	4,368,414
Aspen Technology, Inc. *	67,620	13,083,724
Avalara, Inc. *	211,030	17,867,910
Bill.com Holdings, Inc. *	223,808	26,463,058
Black Knight, Inc. *	377,050	25,605,465
Booz Allen Hamilton Holding Corp.	323,500	27,775,710
C3.ai, Inc., Class A *	173,229	3,277,493
CACI International, Inc., Class A *	56,624	15,875,671
CDK Global, Inc.	283,507	15,439,791
Ceridian HCM Holding, Inc. *	332,153	18,700,214
Citrix Systems, Inc.	302,791	30,488,026
Concentrix Corp.	104,153	16,132,258
Datto Holding Corp. *	63,195	2,218,776
Dropbox, Inc., Class A *	685,310	14,281,860
Duck Creek Technologies, Inc. *	183,229	3,402,563
DXC Technology Co. *	593,555	20,905,007
Dynatrace, Inc. *	478,696	18,032,478
Elastic N.V. *	176,620	10,888,623
Euronet Worldwide, Inc. *	128,322	15,547,494
Fair Isaac Corp. *	63,801	26,129,700
Fastly, Inc., Class A *	258,607	3,374,821
Five9, Inc. *	165,214	15,977,846
Genpact Ltd.	413,976	18,368,115
GoDaddy, Inc., Class A *	405,200	30,410,260
Guidewire Software, Inc. *	202,266	16,169,144
Informatica, Inc., Class A *	73,960	1,508,784
Jack Henry & Associates, Inc.	176,797	33,259,052
Leidos Holdings, Inc.	340,688	35,601,896
Manhattan Associates, Inc. *	153,324	18,541,471

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Maximus, Inc.	150,385	9,758,483
New Relic, Inc. *	144,878	6,788,983
Nutanix, Inc., Class A *	521,902	8,454,812
Paylocity Holding Corp. *	96,336	16,845,313
Pegasystems, Inc.	98,842	4,896,633
PTC, Inc. *	255,525	29,776,328
Q2 Holdings, Inc. *	138,217	7,288,182
Science Applications International Corp.	138,214	11,963,804
Smartsheet, Inc., Class A *	307,182	10,951,038
The Western Union Co.	956,247	17,346,321
Thoughtworks Holding, Inc. *	89,067	1,541,750
Tyler Technologies, Inc. *	99,476	35,395,550
WEX, Inc. *	108,820	18,529,870
Zendesk, Inc. *	295,199	26,995,949
		744,217,106

Technology Hardware & Equipment 3.4%
Arrow Electronics, Inc. *	165,192	19,930,415
Ciena Corp. *	375,989	19,107,761
Cognex Corp.	429,195	20,781,622
Coherent, Inc. *	60,115	16,288,761
Dolby Laboratories, Inc., Class A	159,570	12,385,823
F5, Inc. *	147,456	24,041,226
IPG Photonics Corp. *	86,784	9,154,844
Jabil, Inc.	348,272	21,425,694
Juniper Networks, Inc.	789,368	24,217,810
Littelfuse, Inc.	59,792	16,155,798
Lumentum Holdings, Inc. *	175,280	15,088,102
National Instruments Corp.	319,548	11,286,435
NetApp, Inc.	539,570	38,822,062
TD SYNNEX Corp.	100,651	10,452,606
Ubiquiti, Inc. (a)	14,907	3,899,075
Vontier Corp.	410,441	11,008,028
Western Digital Corp. *	759,627	46,101,763
		320,147,825

Telecommunication Services 0.4%
Frontier Communications Parent, Inc. *	504,324	13,077,121
Lumen Technologies, Inc.	2,237,184	27,383,132
		40,460,253

Transportation 2.3%
Alaska Air Group, Inc. *	305,655	14,750,910
AMERCO	23,801	11,662,014
American Airlines Group, Inc. *	1,572,289	28,096,804
C.H. Robinson Worldwide, Inc.	315,495	34,234,363
GXO Logistics, Inc. *	247,005	13,404,961
Hertz Global Holdings, Inc. *	138,800	2,785,716
JetBlue Airways Corp. *	773,166	8,303,803
Knight-Swift Transportation Holdings, Inc.	402,680	19,586,355
Landstar System, Inc.	91,533	13,860,842
Lyft, Inc., Class A *	727,183	12,856,595
TuSimple Holdings, Inc., Class A *	82,088	673,943
United Airlines Holdings, Inc. *	785,967	37,435,608
XPO Logistics, Inc. *	239,492	12,798,453
		210,450,367

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.9%
Alliant Energy Corp.	607,838	38,792,221
Atmos Energy Corp.	328,758	38,237,843
Black Hills Corp.	155,147	11,893,569
Essential Utilities, Inc.	558,412	25,832,139
Hawaiian Electric Industries, Inc.	264,989	11,439,575
IDACORP, Inc.	122,703	13,377,081
MDU Resources Group, Inc.	493,839	13,521,312
National Fuel Gas Co.	221,940	16,319,248
NiSource, Inc.	953,162	29,976,945
NRG Energy, Inc.	594,356	27,364,150
OGE Energy Corp.	485,727	20,060,525
Pinnacle West Capital Corp.	273,918	21,269,733
Portland General Electric Co.	217,109	10,692,618
The AES Corp.	1,618,623	35,674,451
UGI Corp.	509,334	21,768,935
Vistra Corp.	1,171,577	30,894,486
		367,114,831
Total Common Stocks (Cost $8,100,942,094)		9,293,845,368

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (b)	8,490,370	8,490,370
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (b)(c)	57,601,405	57,601,405
		66,091,775
Total Short-Term Investments (Cost $66,091,775)		66,091,775
Total Investments in Securities (Cost $8,167,033,869)		9,359,937,143

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/17/22	61	15,330,520	248,155

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $53,658,231.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,293,845,368	$—	$—	$9,293,845,368
Short-Term Investments[1]	66,091,775	—	—	66,091,775
Futures Contracts[2]	248,155	—	—	248,155
Total	$9,360,185,298	$—	$—	$9,360,185,298

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.2%
Adient plc *	377,943	13,375,403
American Axle & Manufacturing Holdings, Inc. *	455,300	3,692,483
Canoo, Inc. *(a)	577,918	1,936,025
Dana, Inc.	573,180	9,491,861
Dorman Products, Inc. *	113,371	11,456,139
Faraday Future Intelligent Electric, Inc. *(a)	692,360	2,284,788
Fisker, Inc. *(a)	564,154	5,855,918
Fox Factory Holding Corp. *	167,752	13,759,019
Gentherm, Inc. *	132,147	9,110,214
Holley, Inc. *	145,959	1,531,110
LCI Industries	100,785	12,045,823
Lordstown Motors Corp., Class A *(a)	477,547	988,522
Luminar Technologies, Inc. *(a)	901,945	9,326,111
Modine Manufacturing Co. *	206,605	2,442,071
Solid Power, Inc. *(a)	441,356	3,985,445
Standard Motor Products, Inc.	75,805	3,028,410
Stoneridge, Inc. *	109,191	2,258,070
Tenneco, Inc., Class A *	300,999	5,210,293
The Goodyear Tire & Rubber Co. *	1,118,550	14,451,666
Thor Industries, Inc.	221,675	16,840,650
Visteon Corp. *	111,679	12,531,501
Winnebago Industries, Inc.	132,768	6,565,378
Workhorse Group, Inc. *(a)	573,045	1,770,709
XL Fleet Corp. *	388,800	470,448
XPEL, Inc. *	66,387	3,426,897
		167,834,954

Banks 9.8%
1st Source Corp.	67,458	3,171,875
Allegiance Bancshares, Inc.	75,258	3,029,135
Ameris Bancorp	263,757	12,024,682
Arrow Financial Corp.	63,819	2,114,323
Associated Banc-Corp.	596,229	12,341,940
Atlantic Union Bankshares Corp.	300,966	10,612,061
Axos Financial, Inc. *	213,376	8,246,982
Banc of California, Inc.	214,341	4,123,921
BancFirst Corp.	75,276	6,829,791
Bank of Hawaii Corp.	160,161	12,729,596
Bank of Marin Bancorp	63,319	2,083,195
Bank OZK	482,369	20,003,842
BankUnited, Inc.	340,896	14,201,727
Banner Corp.	136,240	7,916,906
Berkshire Hills Bancorp, Inc.	193,975	5,064,687
Brookline Bancorp, Inc.	309,698	4,388,421
Byline Bancorp, Inc.	93,044	2,324,239
Cadence Bank	750,520	20,061,400
Camden National Corp.	59,554	2,635,860
Capitol Federal Financial, Inc.	514,836	5,225,585
SECURITY	NUMBER OF SHARES	VALUE ($)
Cathay General Bancorp	301,865	12,409,670
CBTX, Inc.	72,771	2,068,152
Central Pacific Financial Corp.	110,470	2,666,746
City Holding Co.	60,262	4,946,908
Columbia Banking System, Inc.	310,241	9,353,766
Columbia Financial, Inc. *	154,925	3,220,891
Community Bank System, Inc.	214,865	14,181,090
Community Trust Bancorp, Inc.	60,260	2,533,933
ConnectOne Bancorp, Inc.	142,237	3,920,052
CrossFirst Bankshares, Inc. *	175,761	2,360,470
Customers Bancorp, Inc. *	120,934	4,994,574
CVB Financial Corp.	540,094	13,383,529
Dime Community Bancshares, Inc.	130,836	4,113,484
Eagle Bancorp, Inc.	127,103	6,299,225
Eastern Bankshares, Inc.	676,053	13,162,752
Enterprise Financial Services Corp.	150,586	6,973,638
Essent Group Ltd.	439,702	18,814,849
F.N.B. Corp.	1,354,538	16,457,637
FB Financial Corp.	142,113	5,971,588
Federal Agricultural Mortgage Corp., Class C	39,298	4,126,683
Financial Institutions, Inc.	62,425	1,757,264
First BanCorp	804,012	12,003,899
First Bancorp/Southern Pines NC	137,905	5,167,300
First Busey Corp.	201,392	4,722,642
First Citizens BancShares, Inc., Class A	53,066	37,167,426
First Commonwealth Financial Corp.	375,654	5,262,913
First Community Bankshares, Inc.	59,671	1,718,525
First Financial Bancorp	373,847	7,843,310
First Financial Bankshares, Inc.	510,765	21,063,949
First Financial Corp.	44,824	2,016,184
First Foundation, Inc.	197,470	4,452,948
First Hawaiian, Inc.	507,655	13,001,045
First Horizon Corp.	2,127,761	48,576,784
First Interstate BancSystem, Inc., Class A	324,815	12,365,707
First Merchants Corp.	225,676	9,288,824
First Mid Bancshares, Inc.	66,128	2,489,719
Flagstar Bancorp, Inc.	211,785	8,160,076
Flushing Financial Corp.	122,985	2,840,954
Fulton Financial Corp.	643,083	10,192,866
German American Bancorp, Inc.	98,908	3,761,471
Glacier Bancorp, Inc.	432,355	20,930,306
Great Southern Bancorp, Inc.	40,524	2,405,099
Hancock Whitney Corp.	345,604	17,224,903
Hanmi Financial Corp.	121,811	2,843,069
Harborone Bancorp, Inc.	186,551	2,665,814
Heartland Financial USA, Inc.	159,737	7,065,168
Heritage Commerce Corp.	238,764	2,738,623
Heritage Financial Corp.	140,377	3,663,840
Hilltop Holdings, Inc.	241,994	7,262,240
Home BancShares, Inc.	599,640	13,545,868
HomeStreet, Inc.	80,429	3,242,093
Hope Bancorp, Inc.	477,294	6,958,947

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Horizon Bancorp, Inc.	155,243	2,789,717
Independent Bank Corp.	188,295	15,684,973
Independent Bank Group, Inc.	146,499	10,706,147
International Bancshares Corp.	212,425	8,906,980
Kearny Financial Corp.	288,785	3,583,822
Lakeland Bancorp, Inc.	248,000	3,848,960
Lakeland Financial Corp.	100,628	7,261,316
Live Oak Bancshares, Inc.	128,167	5,147,187
Luther Burbank Corp.	45,592	621,875
Mercantile Bank Corp.	58,397	1,930,021
Merchants Bancorp	98,839	2,519,406
Meta Financial Group, Inc.	119,247	4,957,098
Metrocity Bankshares, Inc.	74,641	1,515,959
MGIC Investment Corp.	1,275,816	17,772,117
Midland States Bancorp, Inc.	83,330	2,239,910
Mr Cooper Group, Inc. *	299,826	13,000,455
National Bank Holdings Corp., Class A	119,673	4,876,675
NBT Bancorp, Inc.	172,695	6,386,261
New York Community Bancorp, Inc.	1,855,197	18,514,866
Nicolet Bankshares, Inc. *	48,133	3,843,901
NMI Holdings, Inc., Class A *	341,413	6,353,696
Northfield Bancorp, Inc.	172,057	2,286,638
Northwest Bancshares, Inc.	503,748	6,493,312
OceanFirst Financial Corp.	236,377	4,767,724
OFG Bancorp	197,895	5,608,344
Old National Bancorp	1,176,306	18,703,265
Origin Bancorp, Inc.	87,324	3,412,622
Pacific Premier Bancorp, Inc.	375,956	12,241,127
PacWest Bancorp	476,882	15,059,934
Park National Corp.	57,596	7,125,201
Peapack-Gladstone Financial Corp.	66,898	2,254,463
PennyMac Financial Services, Inc.	122,413	6,000,685
Peoples Bancorp, Inc.	98,732	2,821,761
Pinnacle Financial Partners, Inc.	303,540	24,714,227
Popular, Inc.	318,311	26,009,192
Preferred Bank	54,033	3,701,801
Premier Financial Corp.	145,329	3,948,589
Prosperity Bancshares, Inc.	366,740	26,588,650
Provident Financial Services, Inc.	304,088	6,990,983
QCR Holdings, Inc.	64,414	3,569,824
Radian Group, Inc.	715,258	15,385,200
Renasant Corp.	221,867	6,864,565
Republic Bancorp, Inc., Class A	36,075	1,657,646
Rocket Cos., Inc., Class A (a)	538,303	4,882,408
S&T Bancorp, Inc.	156,949	4,615,870
Sandy Spring Bancorp, Inc.	179,525	7,602,884
Seacoast Banking Corp. of Florida	232,513	7,961,245
ServisFirst Bancshares, Inc.	194,379	16,203,433
Silvergate Capital Corp., Class A *	120,998	9,498,343
Simmons First National Corp., Class A	503,426	12,943,082
Southside Bancshares, Inc.	128,954	5,200,715
SouthState Corp.	305,528	24,692,773
Stock Yards Bancorp, Inc.	97,642	5,760,878
Synovus Financial Corp.	578,092	24,655,624
Texas Capital Bancshares, Inc. *	201,736	11,404,136
TFS Financial Corp.	191,627	2,878,238
The Bancorp, Inc. *	228,930	4,768,612
The First Bancshares, Inc.	83,110	2,501,611
The First of Long Island Corp.	86,536	1,645,915
Tompkins Financial Corp.	47,404	3,612,659
Towne Bank	262,917	7,750,793
TriCo Bancshares	107,926	4,893,365
TriState Capital Holdings, Inc. *	113,018	3,456,090
Triumph Bancorp, Inc. *	93,959	6,834,578
TrustCo Bank Corp.	75,783	2,440,970
Trustmark Corp.	245,339	7,136,912
UMB Financial Corp.	171,861	15,871,363
SECURITY	NUMBER OF SHARES	VALUE ($)
Umpqua Holdings Corp.	863,585	15,242,275
United Bankshares, Inc.	543,793	20,424,865
United Community Banks, Inc.	417,756	13,130,071
Univest Financial Corp.	118,199	3,132,273
UWM Holdings Corp. (a)	344,382	1,394,747
Valley National Bancorp	1,680,199	21,355,329
Veritex Holdings, Inc.	196,340	6,765,876
Walker & Dunlop, Inc.	117,395	12,480,262
Washington Federal, Inc.	259,487	8,420,353
Washington Trust Bancorp, Inc.	69,344	3,481,069
Waterstone Financial, Inc.	92,557	1,600,311
Webster Financial Corp.	716,480	35,172,003
WesBanco, Inc.	247,596	8,433,120
Westamerica BanCorp	106,897	6,436,268
Western Alliance Bancorp	424,947	34,577,937
Wintrust Financial Corp.	227,231	19,857,717
WSFS Financial Corp.	260,372	11,138,714
		1,386,412,363

Capital Goods 11.1%
AAON, Inc.	164,622	8,820,447
AAR Corp. *	132,838	6,405,448
Advanced Drainage Systems, Inc.	226,439	24,797,335
AECOM	562,634	39,299,985
Aerojet Rocketdyne Holdings, Inc. *	298,098	12,144,512
AeroVironment, Inc. *	91,834	8,445,055
Air Lease Corp.	426,637	16,045,818
Alamo Group, Inc.	39,323	4,625,564
Albany International Corp., Class A	129,097	10,895,787
Allison Transmission Holdings, Inc.	414,883	16,599,469
Altra Industrial Motion Corp.	258,864	10,150,057
Ameresco, Inc., Class A *	122,700	7,204,944
American Woodmark Corp. *	66,186	3,446,967
API Group Corp. *	814,703	14,216,567
Apogee Enterprises, Inc.	99,500	4,139,200
Applied Industrial Technologies, Inc.	153,094	15,831,451
Archer Aviation, Inc., Class A *	469,936	1,964,332
Arcosa, Inc.	192,478	10,176,312
Argan, Inc.	62,227	2,488,458
Armstrong World Industries, Inc.	189,307	15,807,134
Array Technologies, Inc. *	477,217	5,287,564
Astec Industries, Inc.	90,954	4,253,919
Astra Space, Inc. *(a)	494,240	1,275,139
Atkore, Inc. *	180,700	19,681,844
AZZ, Inc.	98,777	4,421,259
Babcock & Wilcox Enterprises, Inc. *	222,214	1,455,502
Barnes Group, Inc.	185,025	6,666,451
Beacon Roofing Supply, Inc. *	221,546	13,605,140
Berkshire Grey, Inc. *(a)	159,394	357,043
Bloom Energy Corp., Class A *	589,043	10,320,033
Builders FirstSource, Inc. *	762,979	49,662,303
BWX Technologies, Inc.	367,151	18,798,131
Byrna Technologies, Inc. *	63,034	508,054
ChargePoint Holdings, Inc. *(a)	700,148	8,954,893
Chart Industries, Inc. *	141,813	24,942,070
CIRCOR International, Inc. *	80,902	1,572,735
Columbus McKinnon Corp.	113,639	3,835,316
Comfort Systems USA, Inc.	143,715	12,894,110
Construction Partners, Inc., Class A *	165,154	3,796,890
Core & Main, Inc., Class A *	226,812	5,352,763
Cornerstone Building Brands, Inc. *	215,866	5,299,510
Crane Holdings Co.	198,945	19,031,079
CSW Industrials, Inc.	63,066	6,692,564
Curtiss-Wright Corp.	156,356	22,199,425
Custom Truck One Source, Inc. *	196,317	1,170,049
Desktop Metal, Inc., Class A *(a)	740,280	1,517,574
Douglas Dynamics, Inc.	92,162	2,895,730
DXP Enterprises, Inc. *	69,157	2,121,737

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dycom Industries, Inc. *	120,364	11,207,092
EMCOR Group, Inc.	212,765	22,474,367
Encore Wire Corp.	80,623	10,079,487
Energy Recovery, Inc. *	150,405	3,039,685
Enerpac Tool Group Corp.	239,946	4,683,746
EnerSys	164,414	11,134,116
Enovix Corp. *	386,305	4,647,249
EnPro Industries, Inc.	81,978	7,850,213
Eos Energy Enterprises, Inc. *(a)	156,304	215,700
Esab Corp. *	180,147	9,007,350
ESCO Technologies, Inc.	103,462	6,808,834
ESS Tech, Inc. *	235,387	972,148
Evoqua Water Technologies Corp. *	481,473	17,135,624
Federal Signal Corp.	242,738	8,520,104
Flowserve Corp.	519,125	16,352,437
Fluence Energy, Inc. *	134,464	1,317,747
Fluor Corp. *	563,831	15,916,949
Franklin Electric Co., Inc.	155,612	11,471,717
FTC Solar, Inc. *	87,888	355,946
FuelCell Energy, Inc. *	1,460,032	5,986,131
Gates Industrial Corp. plc *	383,272	4,890,551
GATX Corp.	141,638	15,289,822
Gibraltar Industries, Inc. *	130,347	5,443,291
Global Industrial Co.	63,182	2,165,247
GMS, Inc. *	171,268	8,530,859
GrafTech International Ltd.	795,795	6,907,501
Granite Construction, Inc.	182,506	5,958,821
Great Lakes Dredge & Dock Corp. *	262,346	3,856,486
Griffon Corp.	188,440	6,043,271
H&E Equipment Services, Inc.	126,894	4,523,771
Hayward Holdings, Inc. *	231,022	3,534,637
Heliogen, Inc. *	361,970	1,400,824
Helios Technologies, Inc.	128,742	8,808,528
Herc Holdings, Inc.	99,495	11,662,804
Hexcel Corp.	334,083	19,193,068
Hillenbrand, Inc.	289,912	12,129,918
Hillman Solutions Corp. *	409,288	4,669,976
Hydrofarm Holdings Group, Inc. *	144,063	992,594
Hyliion Holdings Corp. *	444,139	1,612,225
Hyster-Yale Materials Handling, Inc.	38,929	1,438,427
Hyzon Motors, Inc. *(a)	350,947	1,705,602
IES Holdings, Inc. *	34,615	1,069,257
Insteel Industries, Inc.	77,670	3,216,315
ITT, Inc.	341,313	25,195,726
Janus International Group, Inc. *	223,363	2,474,862
JELD-WEN Holding, Inc. *	366,008	6,891,931
John Bean Technologies Corp.	126,638	15,418,176
Kadant, Inc.	46,308	8,571,611
Kaman Corp.	111,385	4,033,251
Kennametal, Inc.	331,869	9,206,046
Kratos Defense & Security Solutions, Inc. *	493,649	7,118,419
Lindsay Corp.	43,605	5,494,230
Markforged Holding Corp. *	263,938	696,796
Masonite International Corp. *	94,512	8,679,037
MasTec, Inc. *	234,253	19,581,208
Maxar Technologies, Inc.	289,997	8,659,310
Mercury Systems, Inc. *	226,323	13,536,379
Meritor, Inc. *	281,820	10,193,429
Microvast Holdings, Inc. *(a)	947,412	4,737,060
Moog, Inc., Class A	115,908	9,433,752
MRC Global, Inc. *	244,315	2,733,885
MSC Industrial Direct Co., Inc., Class A	188,036	15,969,897
Mueller Industries, Inc.	228,387	12,298,640
Mueller Water Products, Inc., Class A	623,490	7,438,236
MYR Group, Inc. *	67,169	6,153,352
National Presto Industries, Inc.	20,218	1,366,535
Nikola Corp. *(a)	828,672	5,850,424
SECURITY	NUMBER OF SHARES	VALUE ($)
NOW, Inc. *	440,802	4,866,454
NV5 Global, Inc. *	47,239	5,818,900
nVent Electric plc	670,601	23,739,275
Omega Flex, Inc.	12,166	1,344,830
Oshkosh Corp.	265,260	24,645,307
Parsons Corp. *	105,944	4,136,054
Patrick Industries, Inc.	89,526	5,381,408
PGT Innovations, Inc. *	238,003	4,783,860
Primoris Services Corp.	214,948	5,218,937
Proterra, Inc. *	732,428	4,724,161
Proto Labs, Inc. *	110,089	5,305,189
Quanex Building Products Corp.	132,233	2,689,619
RBC Bearings, Inc. *	115,147	21,462,249
Regal Rexnord Corp.	269,927	33,727,379
Resideo Technologies, Inc. *	574,917	13,579,540
REV Group, Inc.	130,712	1,603,836
Rocket Lab USA, Inc. *	570,749	2,716,765
Romeo Power, Inc. *(a)	371,709	292,052
Rush Enterprises, Inc., Class A	171,060	8,720,639
Rush Enterprises, Inc., Class B	29,713	1,471,091
Sarcos Technology and Robotics Corp. *(a)	230,438	988,579
SES AI Corp. *(a)	389,461	2,640,546
Shoals Technologies Group, Inc., Class A *	415,196	6,477,058
Simpson Manufacturing Co., Inc.	173,021	18,746,825
SiteOne Landscape Supply, Inc. *	178,242	23,932,553
Spirit AeroSystems Holdings, Inc., Class A	419,752	13,188,608
SPX Corp. *	181,222	9,120,903
Standex International Corp.	48,806	4,543,839
Stem, Inc. *	531,667	4,593,603
Sunrun, Inc. *	825,587	21,564,332
Tennant Co.	73,810	4,593,934
Terex Corp.	278,657	9,861,671
The AZEK Co., Inc. *	445,508	9,386,854
The Gorman-Rupp Co.	91,210	2,717,146
The Greenbrier Cos., Inc.	129,703	5,396,942
The Manitowoc Co., Inc. *	137,938	1,795,953
The Shyft Group, Inc.	127,143	2,821,303
The Timken Co.	275,162	16,804,143
Thermon Group Holdings, Inc. *	131,535	2,070,361
Titan International, Inc. *	204,055	3,715,842
Titan Machinery, Inc. *	79,985	2,112,404
TPI Composites, Inc. *	150,012	2,068,665
TriMas Corp.	171,059	4,820,443
Trinity Industries, Inc.	326,280	8,111,321
Triton International Ltd.	265,889	16,955,742
Triumph Group, Inc. *	257,500	3,939,750
Tutor Perini Corp. *	167,416	1,697,598
UFP Industries, Inc.	246,390	19,021,308
Univar Solutions, Inc. *	681,708	20,942,070
Valmont Industries, Inc.	84,488	21,692,294
Velo3D, Inc. *(a)	238,164	585,883
Veritiv Corp. *	55,177	8,019,977
Vertiv Holdings Co.	1,213,914	13,340,915
Vicor Corp. *	85,796	5,774,071
View, Inc. *(a)	242,683	308,207
Virgin Galactic Holdings, Inc. *(a)	712,593	4,995,277
Wabash National Corp.	195,841	3,006,159
Watts Water Technologies, Inc., Class A	109,647	14,345,117
Welbilt, Inc. *	517,053	12,238,644
WESCO International, Inc. *	176,879	22,212,465

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WillScot Mobile Mini Holdings Corp. *	888,956	31,762,398
Zurn Water Solutions Corp.	500,929	14,436,774
		1,581,602,320

Commercial & Professional Services 2.7%
ABM Industries, Inc.	267,921	12,953,980
ACCO Brands Corp.	382,768	2,886,071
Alight, Inc., Class A *	976,437	7,967,726
ASGN, Inc. *	207,675	19,776,890
Aurora Innovation, Inc. *(a)	1,019,512	3,221,658
Barrett Business Services, Inc.	30,041	2,248,869
BlackSky Technology, Inc. *(a)	219,212	716,823
Brady Corp., Class A	192,579	9,342,007
BrightView Holdings, Inc. *	188,610	2,451,930
Casella Waste Systems, Inc., Class A *	200,651	14,362,599
CBIZ, Inc. *	206,970	8,477,491
Cimpress plc *	77,536	3,379,019
Clean Harbors, Inc. *	199,438	18,627,509
Deluxe Corp.	170,177	4,072,336
Driven Brands Holdings, Inc. *	219,801	6,361,041
Ennis, Inc.	103,699	1,882,137
Exponent, Inc.	207,787	18,781,867
First Advantage Corp. *	162,903	2,378,384
Forrester Research, Inc. *	44,709	2,339,622
Franklin Covey Co. *	49,808	1,908,144
FTI Consulting, Inc. *	136,641	22,955,688
Harsco Corp. *	313,079	2,598,556
Healthcare Services Group, Inc.	297,022	5,099,868
Heidrick & Struggles International, Inc.	77,994	2,695,473
Heritage-Crystal Clean, Inc. *	63,706	1,756,374
HireRight Holdings Corp. *	87,649	1,292,823
HNI Corp.	173,229	6,605,222
Huron Consulting Group, Inc. *	87,231	5,226,882
ICF International, Inc.	67,583	6,907,658
Insperity, Inc.	141,831	14,193,028
Interface, Inc.	235,970	3,395,608
KAR Auction Services, Inc. *	481,549	7,690,338
Kelly Services, Inc., Class A	142,258	2,839,470
Kforce, Inc.	80,149	5,264,186
Korn Ferry	216,529	13,307,872
LegalZoom.com, Inc. *	77,203	1,011,359
Matthews International Corp., Class A	126,072	4,079,690
McGrath RentCorp	96,468	7,930,634
MillerKnoll, Inc.	302,269	9,128,524
MSA Safety, Inc.	145,263	18,519,580
Pitney Bowes, Inc.	662,886	3,102,306
Planet Labs PBC *	724,252	4,403,452
Resources Connection, Inc.	120,684	2,229,033
SP Plus Corp. *	92,733	2,963,747
Steelcase, Inc., Class A	347,380	4,258,879
Sterling Check Corp. *	56,776	1,054,898
Tetra Tech, Inc.	215,166	29,040,955
The Brink's Co.	195,735	11,906,560
TriNet Group, Inc. *	150,688	11,835,036
TrueBlue, Inc. *	141,841	3,123,339
UniFirst Corp.	60,624	9,908,387
Upwork, Inc. *	480,589	8,770,749
Viad Corp. *	82,382	2,481,346
VSE Corp.	41,558	1,614,944
		383,328,567

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 3.5%
Acushnet Holdings Corp.	138,049	5,618,594
AMMO, Inc. *(a)	345,151	1,525,567
Beazer Homes USA, Inc. *	118,846	1,926,494
Brunswick Corp.	306,851	23,084,401
Callaway Golf Co. *	467,207	10,143,064
Capri Holdings Ltd. *	588,271	28,672,329
Carter's, Inc.	168,589	12,989,782
Cavco Industries, Inc. *	33,892	7,529,447
Century Communities, Inc.	118,581	6,447,249
Columbia Sportswear Co.	137,715	10,711,473
Crocs, Inc. *	234,641	13,083,582
Dream Finders Homes, Inc., Class A *(a)	72,154	1,274,240
Ethan Allen Interiors, Inc.	87,467	2,034,482
Fossil Group, Inc. *	189,489	1,390,849
G-III Apparel Group Ltd. *	174,498	4,372,920
GoPro, Inc., Class A *	514,754	3,556,950
Green Brick Partners, Inc. *	192,183	4,673,891
Helen of Troy Ltd. *	96,106	17,797,870
Installed Building Products, Inc.	93,654	8,947,703
iRobot Corp. *	107,511	5,116,448
Johnson Outdoors, Inc., Class A	28,804	1,877,157
KB Home	341,535	11,779,542
Kontoor Brands, Inc.	189,422	7,590,140
Latham Group, Inc. *	128,042	1,217,679
La-Z-Boy, Inc.	175,107	4,470,482
Levi Strauss & Co., Class A	390,546	7,092,315
LGI Homes, Inc. *	85,086	8,337,577
M.D.C. Holdings, Inc.	226,049	8,630,551
M/I Homes, Inc. *	115,978	5,421,971
Malibu Boats, Inc., Class A *	83,369	4,885,423
Mattel, Inc. *	1,395,279	35,049,408
Meritage Homes Corp. *	148,563	12,673,910
Movado Group, Inc.	65,217	2,212,813
Oxford Industries, Inc.	63,354	5,775,351
Purple Innovation, Inc. *	230,537	1,194,182
PVH Corp.	278,945	19,768,832
Ralph Lauren Corp.	184,566	18,657,777
Skechers U.S.A., Inc., Class A *	536,966	21,156,460
Skyline Champion Corp. *	210,808	11,200,229
Smith & Wesson Brands, Inc.	192,626	2,981,850
Snap One Holdings Corp. *(a)	53,682	662,973
Solo Brands, Inc., Class A *(a)	51,053	256,797
Sonos, Inc. *	507,426	11,229,337
Steven Madden Ltd.	304,728	11,329,787
Sturm Ruger & Co., Inc.	70,310	4,773,346
Taylor Morrison Home Corp. *	489,304	14,175,137
Tempur Sealy International, Inc.	767,430	20,237,129
TopBuild Corp. *	131,081	25,857,038
Traeger, Inc. *(a)	93,513	444,187
Tri Pointe Homes, Inc. *	443,479	9,344,103
Tupperware Brands Corp. *	193,200	1,280,916
Universal Electronics, Inc. *	51,789	1,387,945
Vista Outdoor, Inc. *	224,633	8,657,356
Vizio Holding Corp., Class A *	144,230	1,279,320
Wolverine World Wide, Inc.	327,539	6,989,682
YETI Holdings, Inc. *	349,293	15,980,155
		496,756,192

Consumer Services 3.7%
Accel Entertainment, Inc. *	222,226	2,406,708
Adtalem Global Education, Inc. *	198,261	6,467,274
American Public Education, Inc. *	74,582	1,039,673
Bally's Corp. *	117,669	3,075,868
BJ's Restaurants, Inc. *	92,045	2,418,022
Bloomin' Brands, Inc.	323,227	6,823,322

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bowlero Corp. *(a)	156,263	1,747,020
Boyd Gaming Corp.	326,373	19,180,941
Brinker International, Inc. *	177,632	5,391,131
Carriage Services, Inc.	60,828	2,455,626
Choice Hotels International, Inc.	130,815	16,729,930
Churchill Downs, Inc.	137,179	27,769,145
Chuy's Holdings, Inc. *	78,253	1,767,735
Coursera, Inc. *	334,485	5,656,141
Cracker Barrel Old Country Store, Inc.	93,891	9,577,821
Dave & Buster's Entertainment, Inc. *	154,774	5,864,387
Denny's Corp. *	250,196	2,592,031
Dine Brands Global, Inc.	68,623	5,043,104
Duolingo, Inc. *	34,829	2,912,053
Dutch Bros, Inc., Class A *(a)	95,081	3,570,292
El Pollo Loco Holdings, Inc. *	75,481	781,983
Everi Holdings, Inc. *	362,086	6,481,339
F45 Training Holdings, Inc. *	82,702	525,985
First Watch Restaurant Group, Inc. *	37,387	594,453
Franchise Group, Inc.	107,767	4,275,117
Frontdoor, Inc. *	337,880	8,359,151
GAN Ltd. *	158,935	535,611
Golden Entertainment, Inc. *	81,375	3,847,410
Graham Holdings Co., Class B	15,929	9,764,796
Grand Canyon Education, Inc. *	157,606	14,053,727
H&R Block, Inc.	655,491	23,099,503
Hilton Grand Vacations, Inc. *	353,579	16,176,239
Hyatt Hotels Corp., Class A *	200,179	17,693,822
Jack in the Box, Inc.	84,100	5,744,030
Krispy Kreme, Inc.	120,409	1,784,461
Laureate Education, Inc.	583,004	7,421,641
Life Time Group Holdings, Inc. *	154,079	2,257,257
Lindblad Expeditions Holdings, Inc. *	120,662	1,732,706
Marriott Vacations Worldwide Corp.	169,786	25,080,788
Mister Car Wash, Inc. *	152,370	1,849,772
Monarch Casino & Resort, Inc. *	52,442	3,558,190
Noodles & Co. *	145,599	960,953
OneSpaWorld Holdings Ltd. *	230,889	2,170,357
Papa John's International, Inc.	128,919	11,346,161
Penn National Gaming, Inc. *	661,642	21,146,078
Perdoceo Education Corp. *	280,093	3,055,815
Planet Fitness, Inc., Class A *	332,247	23,380,221
Playa Hotels & Resorts N.V. *	530,182	4,580,772
Portillo's, Inc., Class A *(a)	85,044	1,579,267
PowerSchool Holdings, Inc., Class A *	163,243	2,087,878
Red Rock Resorts, Inc., Class A	210,994	8,171,798
Rover Group, Inc. *	305,253	1,654,471
Rush Street Interactive, Inc. *	214,260	1,276,990
Ruth's Hospitality Group, Inc.	125,357	2,310,330
Scientific Games Corp., Class A *	384,295	20,290,776
SeaWorld Entertainment, Inc. *	199,911	10,831,178
Shake Shack, Inc., Class A *	156,511	7,614,260
Six Flags Entertainment Corp. *	308,460	9,053,301
Sonder Holdings, Inc. *(a)	334,759	753,208
Strategic Education, Inc.	90,398	5,949,996
Stride, Inc. *	170,252	6,658,556
Sweetgreen, Inc., Class A *(a)	51,871	948,202
Terminix Global Holdings, Inc. *	482,700	20,954,007
Texas Roadhouse, Inc.	277,224	21,615,155
The Cheesecake Factory, Inc.	193,140	6,307,952
The Wendy's Co.	704,239	13,127,015
Travel & Leisure Co.	343,947	17,579,131
Udemy, Inc. *	62,301	918,940
Vacasa, Inc., Class A *(a)	364,419	1,621,665
Vivint Smart Home, Inc. *	157,307	937,550
SECURITY	NUMBER OF SHARES	VALUE ($)
Wingstop, Inc.	119,022	9,481,293
WW International, Inc. *	212,191	1,504,434
		527,973,915

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	162,047	21,652,720
Alerus Financial Corp.	59,863	1,520,520
Apollo Commercial Real Estate Finance, Inc.	526,898	6,707,411
Arbor Realty Trust, Inc.	600,062	9,853,018
ARMOUR Residential REIT, Inc. (a)	354,005	2,676,278
Artisan Partners Asset Management, Inc., Class A	265,655	10,203,809
Assetmark Financial Holdings, Inc. *	75,392	1,574,939
B. Riley Financial, Inc.	64,198	3,489,161
Bakkt Holdings, Inc. *(a)	135,576	386,392
BGC Partners, Inc., Class A	1,289,008	4,202,166
Blackstone Mortgage Trust, Inc., Class A	672,407	20,918,582
Blucora, Inc. *	194,321	3,437,538
Blue Owl Capital, Inc.	1,325,881	16,626,548
Brightsphere Investment Group, Inc.	138,733	2,828,766
BrightSpire Capital, Inc.	374,294	3,327,474
Broadmark Realty Capital, Inc.	529,727	3,914,682
Cannae Holdings, Inc. *	333,254	6,755,059
Chimera Investment Corp.	944,235	9,253,503
Cohen & Steers, Inc.	99,993	7,620,466
Cowen, Inc., Class A	109,340	2,901,884
Curo Group Holdings Corp.	86,634	753,716
Diamond Hill Investment Group, Inc.	12,964	2,426,083
Donnelley Financial Solutions, Inc. *	116,605	3,627,582
Dynex Capital, Inc.	145,341	2,369,058
Ellington Financial, Inc.	218,244	3,380,600
Encore Capital Group, Inc. *	98,907	6,044,207
Enova International, Inc. *	136,500	4,310,670
Evercore, Inc., Class A	155,470	17,754,674
Federated Hermes, Inc.	385,207	13,085,482
FirstCash Holdings, Inc.	160,171	11,956,765
Focus Financial Partners, Inc., Class A *	221,134	8,336,752
Franklin BSP Realty Trust, Inc.	175,936	2,723,489
Granite Point Mortgage Trust, Inc.	212,152	2,333,672
Green Dot Corp., Class A *	217,646	6,276,911
Hamilton Lane, Inc., Class A	139,467	9,699,930
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	336,823	12,822,852
Houlihan Lokey, Inc.	201,630	17,328,082
Interactive Brokers Group, Inc., Class A	347,703	21,397,643
Invesco Mortgage Capital, Inc.	1,229,104	2,187,805
Jackson Financial, Inc., Class A	370,318	13,483,278
Janus Henderson Group plc	672,805	18,912,548
KKR Real Estate Finance Trust, Inc.	177,704	3,628,716
Ladder Capital Corp.	445,135	5,145,761
Lazard Ltd., Class A	448,857	15,826,698
LendingClub Corp. *	402,771	6,331,560
LendingTree, Inc. *	45,715	2,885,074
LPL Financial Holdings, Inc.	319,259	62,635,423
MFA Financial, Inc.	395,131	5,342,171
Moelis & Co., Class A	242,977	11,400,481
Moneylion, Inc. *	365,107	642,588
Navient Corp.	614,237	9,827,792
Nelnet, Inc., Class A	82,275	6,967,870
New Residential Investment Corp.	1,860,657	21,025,424
New York Mortgage Trust, Inc.	1,511,701	4,580,454
OneMain Holdings, Inc.	431,985	19,033,259
Open Lending Corp., Class A *	407,203	5,358,791

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oportun Financial Corp. *	77,335	870,792
PennyMac Mortgage Investment Trust	378,072	6,117,205
Piper Sandler Cos.	56,168	7,402,381
PJT Partners, Inc., Class A	96,595	7,325,765
PRA Group, Inc. *	173,290	6,411,730
PROG Holdings, Inc. *	225,680	6,587,599
Ready Capital Corp.	267,657	3,929,205
Redwood Trust, Inc.	458,907	4,680,851
SLM Corp.	1,110,085	21,746,565
StepStone Group, Inc., Class A	194,002	5,288,494
Stifel Financial Corp.	416,389	26,719,682
StoneX Group, Inc. *	67,983	5,103,484
TPG RE Finance Trust, Inc.	237,847	2,495,015
TPG, Inc.	138,460	4,038,878
Tradeweb Markets, Inc., Class A	418,589	28,300,802
Two Harbors Investment Corp.	1,366,762	7,298,509
Virtu Financial, Inc., Class A	328,092	8,573,044
Virtus Investment Partners, Inc.	28,492	5,489,269
WisdomTree Investments, Inc.	435,010	2,588,309
World Acceptance Corp. *	16,406	2,429,236
		665,091,592

Energy 6.7%
Antero Midstream Corp.	1,295,157	14,065,405
Antero Resources Corp. *	1,138,102	48,801,814
Arch Resources, Inc. (a)	60,899	9,307,803
Archaea Energy, Inc. *	162,607	3,242,384
Archrock, Inc.	533,484	5,350,845
Brigham Minerals, Inc., Class A	189,374	5,739,926
Bristow Group, Inc. *	93,004	2,956,597
Cactus, Inc., Class A	234,739	12,305,018
California Resources Corp.	320,654	14,002,960
Callon Petroleum Co. *	188,370	11,012,110
Centennial Resource Development, Inc., Class A *	735,210	5,837,567
ChampionX Corp.	804,795	18,727,580
Chesapeake Energy Corp.	415,184	40,430,618
Civitas Resources, Inc.	286,913	21,905,808
Clean Energy Fuels Corp. *	678,135	3,750,087
CNX Resources Corp. *	807,417	17,537,097
Comstock Resources, Inc. *	361,796	6,982,663
CONSOL Energy, Inc. *	126,342	6,514,193
Core Laboratories N.V.	184,249	5,192,137
CVR Energy, Inc.	116,155	3,999,217
Delek US Holdings, Inc. *	294,776	8,595,668
Denbury, Inc. *	199,787	14,612,421
DMC Global, Inc. *	77,109	2,133,606
Dril-Quip, Inc. *	141,213	4,439,737
DTE Midstream LLC *	385,395	22,391,449
Enviva, Inc.	111,819	8,709,582
EQT Corp.	1,198,486	57,191,752
Equitrans Midstream Corp.	1,617,205	12,727,403
Expro Group Holdings N.V. *	116,633	1,594,373
Green Plains, Inc. *	213,231	6,947,066
Gulfport Energy Corp. *	46,100	4,460,175
Helix Energy Solutions Group, Inc. *	565,383	2,623,377
Helmerich & Payne, Inc.	420,478	21,171,067
HF Sinclair Corp.	595,554	29,241,701
International Seaways, Inc.	167,508	4,041,968
Kosmos Energy Ltd. *	1,797,823	13,915,150
Laredo Petroleum, Inc. *	57,348	4,826,981
Liberty Energy, Inc. *	419,263	6,821,409
Magnolia Oil & Gas Corp., Class A	587,341	16,216,485
Matador Resources Co.	439,504	26,765,794
Murphy Oil Corp.	578,819	24,553,502
Nabors Industries Ltd. *	30,789	5,134,682
New Fortress Energy, Inc.	164,572	7,667,409
SECURITY	NUMBER OF SHARES	VALUE ($)
NexTier Oilfield Solutions, Inc. *	635,308	6,924,857
Northern Oil and Gas, Inc.	261,106	8,535,555
NOV, Inc.	1,564,636	31,292,720
Oasis Petroleum, Inc.	73,967	11,740,782
Oceaneering International, Inc. *	396,528	5,043,836
Ovintiv, Inc.	1,040,114	58,235,983
Par Pacific Holdings, Inc. *	183,348	3,006,907
Patterson-UTI Energy, Inc.	856,449	16,341,047
PBF Energy, Inc., Class A *	378,305	12,559,726
PDC Energy, Inc.	388,055	30,710,673
Peabody Energy Corp. *	376,641	8,892,494
ProPetro Holding Corp. *	339,191	4,426,443
Range Resources Corp. *	995,249	33,788,704
Renewable Energy Group, Inc. *	200,040	12,264,452
RPC, Inc. *	282,626	2,645,379
SM Energy Co.	483,699	23,348,151
Southwestern Energy Co. *	4,440,309	40,495,618
Talos Energy, Inc. *	163,074	3,522,398
TechnipFMC plc *	1,686,507	13,896,818
Tellurian, Inc. *	1,568,439	7,481,454
Transocean Ltd. *	2,406,866	9,916,288
US Silica Holdings, Inc. *	296,709	5,245,815
Valaris Ltd. *	260,195	15,468,593
Whiting Petroleum Corp.	155,815	13,783,395
World Fuel Services Corp.	251,383	6,231,785
		950,244,459

Food & Staples Retailing 1.1%
BJ's Wholesale Club Holdings, Inc. *	541,668	31,346,327
Casey's General Stores, Inc.	147,742	30,957,859
Grocery Outlet Holding Corp. *	347,767	13,302,088
Ingles Markets, Inc., Class A	57,180	5,092,451
Performance Food Group Co. *	616,911	26,736,923
PriceSmart, Inc.	95,658	7,521,588
Rite Aid Corp. *	219,989	1,225,339
SpartanNash Co.	143,295	4,930,781
Sprouts Farmers Market, Inc. *	446,762	12,102,782
The Andersons, Inc.	121,364	4,564,500
The Chefs' Warehouse, Inc. *	129,916	4,641,899
United Natural Foods, Inc. *	231,719	9,827,203
Weis Markets, Inc.	65,608	4,823,500
		157,073,240

Food, Beverage & Tobacco 1.6%
AppHarvest, Inc. *(a)	244,211	771,707
B&G Foods, Inc. (a)	257,916	5,831,481
Benson Hill, Inc. *(a)	533,924	1,847,377
BRC, Inc., Class A *(a)	92,214	914,763
Calavo Growers, Inc.	70,020	2,384,181
Cal-Maine Foods, Inc.	148,866	7,105,374
Celsius Holdings, Inc. *	152,095	10,204,053
Coca-Cola Consolidated, Inc.	18,625	10,522,566
Flowers Foods, Inc.	792,198	21,864,665
Fresh Del Monte Produce, Inc.	133,122	3,399,936
Freshpet, Inc. *	190,013	13,675,236
Hostess Brands, Inc. *	550,587	11,699,974
Ingredion, Inc.	265,023	25,095,028
J&J Snack Foods Corp.	59,465	7,624,602
John B Sanfilippo & Son, Inc.	35,581	2,717,677
Lancaster Colony Corp.	78,844	9,611,084
MGP Ingredients, Inc.	50,031	4,846,003
Mission Produce, Inc. *	144,981	1,938,396
National Beverage Corp.	92,955	4,613,357
Pilgrim's Pride Corp. *	193,911	6,461,114
Sanderson Farms, Inc.	84,429	16,843,585
Seaboard Corp.	1,062	4,396,021
Sovos Brands, Inc. *	95,504	1,348,516

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tattooed Chef, Inc. *(a)	178,176	1,289,994
The Duckhorn Portfolio, Inc. *	122,555	2,408,206
The Hain Celestial Group, Inc. *	363,970	9,590,609
The Simply Good Foods Co. *	336,635	13,451,935
The Vita Coco Co., Inc. *	46,127	565,517
Tootsie Roll Industries, Inc.	70,416	2,328,657
TreeHouse Foods, Inc. *	222,655	9,155,574
Turning Point Brands, Inc.	56,861	1,662,616
Universal Corp.	98,087	6,246,180
Utz Brands, Inc.	250,664	3,509,296
Vector Group Ltd.	520,743	6,410,346
Vital Farms, Inc. *	93,980	930,402
		233,266,028

Health Care Equipment & Services 6.4%
1Life Healthcare, Inc. *	678,192	5,744,286
Acadia Healthcare Co., Inc. *	358,291	25,499,570
Accolade, Inc. *	230,355	1,478,879
AdaptHealth Corp. *	385,552	6,936,080
Addus HomeCare Corp. *	63,575	5,308,512
Agiliti, Inc. *	109,220	2,110,130
AirSculpt Technologies, Inc. *(a)	28,578	252,058
Alignment Healthcare, Inc. *	112,174	1,198,018
Allscripts Healthcare Solutions, Inc. *	486,823	8,319,805
Amedisys, Inc. *	129,966	15,064,359
American Well Corp., Class A *	790,133	2,986,703
AMN Healthcare Services, Inc. *	188,233	18,239,778
AngioDynamics, Inc. *	155,078	3,044,181
Apollo Medical Holdings, Inc. *	150,479	5,648,982
Artivion, Inc. *	155,636	3,044,240
AtriCure, Inc. *	183,531	7,456,865
Atrion Corp.	5,744	3,611,770
Avanos Medical, Inc. *	192,037	5,509,542
Aveanna Healthcare Holdings, Inc. *	154,279	475,179
AxoGen, Inc. *	164,650	1,592,165
Axonics, Inc. *	184,801	9,240,050
BioLife Solutions, Inc. *	119,360	1,637,619
Bioventus, Inc., Class A *	83,972	829,643
Brookdale Senior Living, Inc. *	740,061	4,218,348
Butterfly Network, Inc. *(a)	526,279	1,605,151
Cano Health, Inc. *	719,664	3,706,270
Cardiovascular Systems, Inc. *	163,031	2,650,884
Certara, Inc. *	413,287	8,397,992
Cerus Corp. *	688,481	3,407,981
Change Healthcare, Inc. *	1,004,273	24,192,937
Clover Health Investments Corp. *(a)	1,084,817	2,896,461
Community Health Systems, Inc. *	498,523	2,612,261
Computer Programs & Systems, Inc. *	58,535	1,866,681
CONMED Corp.	116,432	13,539,877
CorVel Corp. *	37,526	5,597,378
Covetrus, Inc. *	411,264	8,562,516
CryoPort, Inc. *	197,539	5,027,368
Definitive Healthcare Corp. *	105,731	2,067,041
DocGo, Inc. *	305,487	2,306,427
Doximity, Inc., Class A *	369,582	12,931,674
Eargo, Inc. *	91,139	141,265
Enovis Corp. *	180,632	11,983,127
Envista Holdings Corp. *	642,865	27,668,910
Evolent Health, Inc., Class A *	324,646	9,132,292
Figs, Inc., Class A *	144,208	1,283,451
Fulgent Genetics, Inc. *	77,464	4,222,563
Glaukos Corp. *	187,075	7,638,272
Globus Medical, Inc., Class A *	315,034	20,981,264
GoodRx Holdings, Inc., Class A *	276,187	2,201,210
Haemonetics Corp. *	203,515	12,874,359
Hanger, Inc. *	145,065	2,290,576
Health Catalyst, Inc. *	207,085	3,033,795
SECURITY	NUMBER OF SHARES	VALUE ($)
HealthEquity, Inc. *	332,860	20,830,379
HealthStream, Inc. *	100,756	2,052,400
Heska Corp. *	42,868	4,277,798
Hims & Hers Health, Inc. *	493,388	1,993,288
ICU Medical, Inc. *	79,511	14,442,378
Inari Medical, Inc. *	127,741	8,405,358
Innovage Holding Corp. *(a)	70,400	341,440
Inogen, Inc. *	80,612	2,070,116
Inspire Medical Systems, Inc. *	108,960	19,267,397
Integer Holdings Corp. *	131,215	10,468,333
Integra LifeSciences Holdings Corp. *	289,999	18,165,537
iRhythm Technologies, Inc. *	117,287	16,519,874
Lantheus Holdings, Inc. *	269,705	18,480,187
LeMaitre Vascular, Inc.	76,853	3,513,719
LHC Group, Inc. *	126,246	21,040,158
LifeStance Health Group, Inc. *(a)	162,677	1,211,944
LivaNova plc *	211,826	14,418,996
MEDNAX, Inc. *	339,175	6,552,861
Meridian Bioscience, Inc. *	172,660	4,748,150
Merit Medical Systems, Inc. *	202,238	12,415,391
Mesa Laboratories, Inc.	20,880	4,369,140
ModivCare, Inc. *	49,185	4,693,725
Multiplan Corp. *	963,239	4,816,195
National HealthCare Corp.	54,141	3,805,571
National Research Corp.	54,953	1,972,263
Natus Medical, Inc. *	136,069	4,461,703
Neogen Corp. *	428,896	11,348,588
Nevro Corp. *	138,769	6,047,553
NextGen Healthcare, Inc. *	222,172	4,023,535
NuVasive, Inc. *	206,095	11,831,914
Omnicell, Inc. *	174,912	19,443,218
Option Care Health, Inc. *	551,644	16,747,912
OraSure Technologies, Inc. *	284,734	1,181,646
Orthofix Medical, Inc. *	78,668	2,162,583
OrthoPediatrics Corp. *	56,152	2,592,538
Outset Medical, Inc. *	162,978	3,552,920
Owens & Minor, Inc.	300,402	10,478,022
Paragon 28, Inc. *(a)	30,203	541,238
Patterson Cos., Inc.	345,518	10,914,914
PetIQ, Inc. *	106,475	1,827,111
Phreesia, Inc. *	203,978	3,700,161
Premier, Inc., Class A	474,325	17,744,498
Privia Health Group, Inc. *	105,858	2,536,358
PROCEPT BioRobotics Corp. *(a)	27,415	1,072,475
Progyny, Inc. *	277,520	8,772,407
Pulmonx Corp. *	138,527	2,529,503
QuidelOrtho Corp. *	199,295	18,939,002
R1 RCM, Inc. *	531,103	11,402,781
RadNet, Inc. *	186,370	3,826,176
Schrodinger, Inc. *	187,933	4,856,189
SeaSpine Holdings Corp. *	130,783	1,081,575
Select Medical Holdings Corp.	421,977	10,275,140
Sema4 Holdings Corp. *	508,334	1,037,001
Semler Scientific, Inc. *	19,315	538,116
Senseonics Holdings, Inc. *(a)	1,654,897	1,919,681
Sharecare, Inc. *	1,152,938	3,216,697
Shockwave Medical, Inc. *	140,573	23,083,492
SI-BONE, Inc. *	108,157	1,616,947
Sight Sciences, Inc. *	41,339	355,102
Signify Health, Inc., Class A *	96,585	1,316,454
Silk Road Medical, Inc. *	139,551	4,635,884
Simulations Plus, Inc.	62,939	2,988,344
SmileDirectClub, Inc. *(a)	417,252	588,325
STAAR Surgical Co. *	189,727	12,510,598
Surgery Partners, Inc. *	140,868	5,522,026
Surmodics, Inc. *	56,005	2,197,076
Tabula Rasa HealthCare, Inc. *	95,007	345,825
Tactile Systems Technology, Inc. *	79,018	802,823
Tandem Diabetes Care, Inc. *	253,211	17,261,394

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tenet Healthcare Corp. *	426,776	27,616,675
The Ensign Group, Inc.	208,369	16,913,312
The Joint Corp. *	56,970	950,260
The Pennant Group, Inc. *	107,383	2,054,237
Tivity Health, Inc. *	176,419	5,715,976
TransMedics Group, Inc. *	110,481	3,222,731
Treace Medical Concepts, Inc. *	46,338	773,381
US Physical Therapy, Inc.	51,197	5,764,270
Vapotherm, Inc. *	91,376	295,144
Varex Imaging Corp. *	157,677	3,632,878
Vicarious Surgical, Inc. *(a)	139,843	612,512
ViewRay, Inc. *	606,927	1,754,019
Zimvie, Inc. *	82,474	1,795,459
		910,067,642

Household & Personal Products 0.8%
BellRing Brands, Inc. *	444,817	11,631,965
Central Garden & Pet Co. *	38,458	1,737,532
Central Garden & Pet Co., Class A *	158,536	6,710,829
Coty, Inc., Class A *	1,369,327	9,708,528
Edgewell Personal Care Co.	214,867	7,821,159
elf Beauty, Inc. *	190,847	5,080,347
Energizer Holdings, Inc.	261,600	7,845,384
Herbalife Nutrition Ltd. *	393,299	8,569,985
Inter Parfums, Inc.	70,934	5,234,929
Medifast, Inc.	46,265	7,714,689
Nu Skin Enterprises, Inc., Class A	198,929	9,280,038
Revlon, Inc., Class A *(a)	29,110	121,971
Spectrum Brands Holdings, Inc.	162,346	14,244,238
The Beauty Health Co. *	381,178	5,439,410
The Honest Co., Inc. *	104,574	359,735
USANA Health Sciences, Inc. *	46,352	3,259,936
WD-40 Co.	54,624	10,312,465
		115,073,140

Insurance 2.6%
Ambac Financial Group, Inc. *	182,753	1,957,285
American Equity Investment Life Holding Co.	327,927	13,202,341
AMERISAFE, Inc.	77,450	3,903,480
Argo Group International Holdings Ltd.	138,918	5,884,566
Assured Guaranty Ltd.	278,149	16,369,069
Axis Capital Holdings Ltd.	307,009	17,981,517
Brighthouse Financial, Inc. *	309,797	15,217,229
BRP Group, Inc., Class A *	213,224	5,377,509
CNO Financial Group, Inc.	479,683	9,867,079
eHealth, Inc. *	94,628	993,594
Employers Holdings, Inc.	111,651	4,623,468
Enstar Group Ltd. *	49,432	11,464,764
First American Financial Corp.	436,976	26,476,376
Genworth Financial, Inc., Class A *	2,016,650	8,167,433
Goosehead Insurance, Inc., Class A	78,694	4,074,775
Hagerty, Inc., Class A *(a)	107,217	1,193,325
Hippo Holdings, Inc. *	1,487,043	2,111,601
Horace Mann Educators Corp.	164,731	6,665,016
James River Group Holdings Ltd.	148,720	3,799,796
Kemper Corp.	238,384	12,593,827
Kinsale Capital Group, Inc.	85,532	18,806,776
Lemonade, Inc. *(a)	152,139	3,421,606
MBIA, Inc. *	188,149	2,635,967
Mercury General Corp.	106,041	5,190,707
MetroMile, Inc. *	283,322	297,488
National Western Life Group, Inc., Class A	9,237	1,931,364
Oscar Health, Inc., Class A *	152,801	739,557
Palomar Holdings, Inc. *	96,199	5,978,768
SECURITY	NUMBER OF SHARES	VALUE ($)
Primerica, Inc.	157,173	19,803,798
ProAssurance Corp.	215,217	4,779,970
RLI Corp.	158,724	19,224,651
Root, Inc., Class A *(a)	391,624	544,357
Ryan Specialty Group Holdings, Inc., Class A *	232,359	8,729,728
Safety Insurance Group, Inc.	56,788	5,273,334
Selective Insurance Group, Inc.	239,683	19,006,862
Selectquote, Inc. *	491,494	1,435,162
SiriusPoint Ltd. *	340,096	1,904,538
Stewart Information Services Corp.	106,996	5,937,208
The Hanover Insurance Group, Inc.	141,791	20,786,561
Trupanion, Inc. *	136,900	9,155,872
United Fire Group, Inc.	86,129	2,791,441
Unum Group	814,330	29,682,328
White Mountains Insurance Group Ltd.	12,063	15,016,746
		374,998,839

Materials 5.1%
AdvanSix, Inc.	112,131	5,195,029
Alcoa Corp.	733,582	45,276,681
Allegheny Technologies, Inc. *	506,494	13,928,585
Amyris, Inc. *(a)	766,665	1,954,996
Arconic Corp. *	424,297	11,935,475
Ashland Global Holdings, Inc.	211,091	22,590,959
Avient Corp.	364,055	17,911,506
Balchem Corp.	129,008	16,052,465
Boise Cascade Co.	156,679	12,114,420
Cabot Corp.	225,213	17,028,355
Carpenter Technology Corp.	192,853	6,794,211
Century Aluminum Co. *	199,467	2,353,711
Chase Corp.	29,525	2,385,325
Clearwater Paper Corp. *	67,042	2,302,893
Coeur Mining, Inc. *	1,026,872	3,994,532
Commercial Metals Co.	484,149	19,235,240
Compass Minerals International, Inc.	135,427	6,084,735
Danimer Scientific, Inc. *(a)	336,482	1,477,156
Diversey Holdings Ltd. *	187,744	1,839,891
Eagle Materials, Inc.	157,362	20,545,183
Ecovyst, Inc.	212,988	2,187,387
Element Solutions, Inc.	866,731	18,452,703
Gatos Silver, Inc. *	183,104	563,960
GCP Applied Technologies, Inc. *	215,567	6,708,445
Glatfelter Corp.	175,795	1,515,353
Graphic Packaging Holding Co.	1,125,502	25,053,675
Greif, Inc., Class A	105,545	6,276,761
Greif, Inc., Class B	23,724	1,404,698
H.B. Fuller Co.	210,630	14,971,580
Hawkins, Inc.	75,107	2,715,869
Hecla Mining Co.	2,142,091	10,110,670
Huntsman Corp.	825,006	29,906,468
Ingevity Corp. *	156,717	10,920,041
Innospec, Inc.	98,070	10,006,082
Kaiser Aluminum Corp.	63,251	6,462,355
Koppers Holdings, Inc.	84,164	2,280,844
Kronos Worldwide, Inc.	87,620	1,669,161
Lightwave Logic, Inc. *(a)	401,440	3,215,534
Livent Corp. *	644,044	20,474,159
Louisiana-Pacific Corp.	350,722	24,220,861
Materion Corp.	81,343	6,668,499
McEwen Mining, Inc. *	1,501,997	886,178
Mercer International, Inc.	160,726	2,373,923
Minerals Technologies, Inc.	132,870	8,803,966
MP Materials Corp. *	297,371	11,725,339
Myers Industries, Inc.	143,553	3,416,561
Neenah, Inc.	67,207	2,547,817
NewMarket Corp.	27,189	8,959,319

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
O-I Glass, Inc. *	621,338	10,221,010
Olin Corp.	562,173	36,985,362
Orion Engineered Carbons S.A.	241,545	4,664,234
Pactiv Evergreen, Inc.	167,352	1,722,052
Piedmont Lithium, Inc. *	63,507	4,112,713
PureCycle Technologies, Inc. *(a)	312,742	2,670,817
Quaker Chemical Corp.	53,310	8,337,684
Ranpak Holdings Corp. *	158,401	1,973,677
Resolute Forest Products, Inc.	184,445	2,667,075
Schnitzer Steel Industries, Inc., Class A	103,269	4,194,787
Schweitzer-Mauduit International, Inc.	125,812	3,412,021
Sensient Technologies Corp.	167,594	14,654,419
Silgan Holdings, Inc.	333,910	14,628,597
Stepan Co.	84,810	9,508,049
Summit Materials, Inc., Class A *	473,006	12,917,794
SunCoke Energy, Inc.	332,830	2,692,595
Sylvamo Corp. *	140,315	7,119,583
The Chemours Co.	637,716	27,479,182
TimkenSteel Corp. *	164,431	3,798,356
Trinseo plc	154,500	7,306,305
Tronox Holdings plc, Class A	454,658	8,188,391
United States Lime & Minerals, Inc.	8,322	989,652
United States Steel Corp.	1,039,592	26,062,571
Valhi, Inc.	9,211	427,206
Valvoline, Inc.	714,311	23,900,846
Warrior Met Coal, Inc.	204,585	6,878,148
Worthington Industries, Inc.	129,658	6,047,249
Zymergen, Inc. *	64,162	91,110
		729,151,041

Media & Entertainment 2.2%
AdTheorent Holding Co., Inc. *(a)	196,556	1,849,592
Advantage Solutions, Inc. *	389,540	1,675,022
AMC Networks, Inc., Class A *	116,600	4,577,716
Angi, Inc. *	294,937	1,619,204
Bumble, Inc., Class A *	287,796	8,202,186
Cardlytics, Inc. *	133,106	3,448,776
Cargurus, Inc. *	348,363	8,820,551
Cars.com, Inc. *	260,284	2,693,939
Cinemark Holdings, Inc. *	424,194	7,202,814
Clear Channel Outdoor Holdings, Inc. *	1,882,421	2,974,225
Eventbrite, Inc., Class A *	305,330	3,581,521
fuboTV, Inc. *(a)	607,854	1,999,840
Gannett Co., Inc. *	571,945	2,247,744
Gray Television, Inc.	355,734	7,015,075
iHeartMedia, Inc., Class A *	435,964	5,144,375
Integral Ad Science Holding Corp. *	61,204	745,465
John Wiley & Sons, Inc., Class A	177,156	9,382,182
Liberty Media Corp. - Liberty Braves, Class A *	41,433	1,051,570
Liberty Media Corp. - Liberty Braves, Class C *	147,740	3,627,017
Lions Gate Entertainment Corp., Class A *	246,976	2,526,565
Lions Gate Entertainment Corp., Class B *	482,749	4,533,013
Loyalty Ventures, Inc. *	79,648	844,269
Madison Square Garden Entertainment Corp. *	101,381	6,872,618
Madison Square Garden Sports Corp. *	68,092	11,157,555
Magnite, Inc. *	458,876	5,043,047
MediaAlpha, Inc., Class A *	83,713	845,501
NerdWallet, Inc., Class A *(a)	29,621	344,492
SECURITY	NUMBER OF SHARES	VALUE ($)
Nexstar Media Group, Inc., Class A	162,955	28,552,975
Nextdoor Holdings, Inc. *	261,480	742,603
QuinStreet, Inc. *	201,146	2,212,606
Scholastic Corp.	120,058	4,505,777
Sinclair Broadcast Group, Inc., Class A	193,610	4,691,170
Skillz, Inc. *	1,033,070	1,962,833
Society Pass, Inc. *(a)	32,898	67,441
System1, Inc. *(a)	79,372	805,626
TechTarget, Inc. *	105,918	7,529,711
TEGNA, Inc.	880,601	19,285,162
The E.W. Scripps Co., Class A *	227,858	3,616,106
The New York Times Co., Class A	664,856	22,930,883
TripAdvisor, Inc. *	395,424	9,822,332
Vimeo, Inc. *	620,481	5,391,980
Warner Music Group Corp., Class A	459,245	13,634,984
WideOpenWest, Inc. *	208,505	4,582,940
World Wrestling Entertainment, Inc., Class A	174,474	11,649,629
Yelp, Inc. *	272,618	8,017,695
ZipRecruiter, Inc., Class A *	48,636	873,503
ZoomInfo Technologies, Inc. *	1,205,330	48,683,279
		309,585,109

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
2seventy bio, Inc. *	91,891	1,139,448
4D Molecular Therapeutics, Inc. *	97,557	740,458
Absci Corp. *	51,482	187,909
ACADIA Pharmaceuticals, Inc. *	468,057	7,559,121
Adagio Therapeutics, Inc. *	74,455	220,387
Adaptive Biotechnologies Corp. *	430,260	3,364,633
Aerie Pharmaceuticals, Inc. *	188,795	977,958
Agenus, Inc. *	930,714	1,554,292
Agios Pharmaceuticals, Inc. *	217,571	4,236,107
Akero Therapeutics, Inc. *	93,136	804,695
Akoya Biosciences, Inc. *	25,509	297,180
Alector, Inc. *	235,193	2,083,810
Aligos Therapeutics, Inc. *	74,008	95,470
Alkermes plc *	644,797	19,247,190
Allakos, Inc. *	139,194	417,582
Allogene Therapeutics, Inc. *	297,661	2,360,452
Allovir, Inc. *	117,062	453,030
ALX Oncology Holdings, Inc. *	82,784	634,953
Amicus Therapeutics, Inc. *	1,001,154	7,628,793
Amneal Pharmaceuticals, Inc. *	393,582	1,428,703
Amphastar Pharmaceuticals, Inc. *	146,545	5,442,681
Amylyx Pharmaceuticals, Inc. *(a)	40,090	356,400
AnaptysBio, Inc. *	76,750	1,457,483
Anavex Life Sciences Corp. *	302,808	2,758,581
Anika Therapeutics, Inc. *	58,230	1,265,920
Annexon, Inc. *	102,148	320,745
Apellis Pharmaceuticals, Inc. *	355,096	14,718,729
Applied Molecular Transport, Inc. *	64,526	213,581
Arcellx, Inc. *	34,301	415,385
Arcturus Therapeutics Holdings, Inc. *	86,052	1,710,714
Arcus Biosciences, Inc. *	182,578	3,459,853
Arcutis Biotherapeutics, Inc. *	109,959	2,295,944
Arrowhead Pharmaceuticals, Inc. *	419,870	14,006,863
Arvinas, Inc. *	172,867	7,206,825
Atara Biotherapeutics, Inc. *	353,052	1,835,870
Atea Pharmaceuticals, Inc. *	212,682	1,675,934
Avid Bioservices, Inc. *	245,086	3,276,800
Avidity Biosciences, Inc. *	171,765	2,392,686
Axsome Therapeutics, Inc. *	119,110	2,977,750
Beam Therapeutics, Inc. *	179,899	6,328,847
Berkeley Lights, Inc. *	164,207	784,909
BioAtla, Inc. *	69,266	166,931

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BioCryst Pharmaceuticals, Inc. *	718,023	6,684,794
Biohaven Pharmaceutical Holding Co., Ltd. *	244,617	35,158,801
Bionano Genomics, Inc. *(a)	1,140,807	1,973,596
Bioxcel Therapeutics, Inc. *(a)	75,343	881,513
Blueprint Medicines Corp. *	234,856	12,917,080
Bridgebio Pharma, Inc. *	427,614	2,920,604
C4 Therapeutics, Inc. *	145,510	1,056,403
Cara Therapeutics, Inc. *	165,465	1,376,669
CareDx, Inc. *	211,143	5,310,246
Caribou Biosciences, Inc. *	80,616	671,531
Cassava Sciences, Inc. *(a)	149,443	4,572,956
Castle Biosciences, Inc. *	95,008	2,115,828
Catalyst Pharmaceuticals, Inc. *	379,139	2,729,801
Celldex Therapeutics, Inc. *	185,894	4,372,227
Century Therapeutics, Inc. *(a)	41,422	359,957
Cerevel Therapeutics Holdings, Inc. *	222,456	5,812,775
ChemoCentryx, Inc. *	195,028	4,343,274
Chimerix, Inc. *	278,861	524,259
CinCor Pharma, Inc. *	49,069	763,514
Clene, Inc. *(a)	81,847	178,426
Clovis Oncology, Inc. *(a)	511,712	355,793
Codexis, Inc. *	237,503	2,536,532
Coherus Biosciences, Inc. *	251,254	1,844,204
Collegium Pharmaceutical, Inc. *	139,196	2,174,242
Corcept Therapeutics, Inc. *	379,714	7,913,240
Cortexyme, Inc. *(a)	67,461	174,724
Crinetics Pharmaceuticals, Inc. *	155,471	2,604,139
CRISPR Therapeutics AG *	280,453	16,280,297
Cullinan Oncology, Inc. *	95,400	1,019,826
Cytek Biosciences, Inc. *	57,356	556,927
Cytokinetics, Inc. *	334,664	13,353,094
Day One Biopharmaceuticals, Inc. *(a)	41,866	260,407
Deciphera Pharmaceuticals, Inc. *	166,669	1,806,692
Denali Therapeutics, Inc. *	370,378	8,996,482
Design Therapeutics, Inc. *	48,811	609,161
DICE Therapeutics, Inc. *	49,810	684,888
Dynavax Technologies Corp. *	445,065	5,278,471
Dyne Therapeutics, Inc. *	98,261	472,635
Eagle Pharmaceuticals, Inc. *	44,872	2,095,522
Edgewise Therapeutics, Inc. *	45,315	283,219
Editas Medicine, Inc. *	274,462	3,126,122
Emergent BioSolutions, Inc. *	190,895	6,291,899
Enanta Pharmaceuticals, Inc. *	72,680	2,902,112
Endo International plc *	921,708	486,385
Entrada Therapeutics, Inc. *(a)	35,317	238,743
Epizyme, Inc. *	591,694	248,511
EQRx, Inc. *(a)	895,228	4,977,468
Erasca, Inc. *(a)	77,674	420,993
Evelo Biosciences, Inc. *(a)	108,599	228,058
Exelixis, Inc. *	1,261,181	23,117,448
Fate Therapeutics, Inc. *	324,286	7,491,007
FibroGen, Inc. *	345,326	3,398,008
Finch Therapeutics Group, Inc. *	32,582	77,219
Forma Therapeutics Holdings, Inc. *	124,808	710,158
G1 Therapeutics, Inc. *(a)	139,827	679,559
Generation Bio Co. *	175,933	988,743
Global Blood Therapeutics, Inc. *	233,020	5,811,519
Gossamer Bio, Inc. *	206,274	1,454,232
GreenLight Biosciences Holdings PBC *(a)	237,749	1,756,965
Halozyme Therapeutics, Inc. *	560,750	25,783,285
Harmony Biosciences Holdings, Inc. *	91,241	3,978,108
Heron Therapeutics, Inc. *	401,860	1,326,138
Humacyte, Inc. *(a)	235,366	1,278,037
Humanigen, Inc. *(a)	191,144	416,694
IGM Biosciences, Inc. *	66,082	1,108,856
ImmunityBio, Inc. *	269,235	1,012,324
SECURITY	NUMBER OF SHARES	VALUE ($)
ImmunoGen, Inc. *	802,478	2,937,069
Immunovant, Inc. *	165,369	701,165
Inhibrx, Inc. *	80,680	1,054,488
Innoviva, Inc. *	249,116	3,779,090
Inovio Pharmaceuticals, Inc. *	829,323	1,550,834
Insmed, Inc. *	471,817	8,879,596
Instil Bio, Inc. *	66,799	401,128
Intellia Therapeutics, Inc. *	275,456	12,709,540
Intra-Cellular Therapies, Inc. *	338,898	19,452,745
Invitae Corp. *	825,787	3,030,638
Ionis Pharmaceuticals, Inc. *	562,815	20,554,004
Iovance Biotherapeutics, Inc. *	544,452	3,675,051
Ironwood Pharmaceuticals, Inc. *	650,454	7,330,617
iTeos Therapeutics, Inc. *	80,388	1,406,790
Karuna Therapeutics, Inc. *	87,384	9,115,899
Keros Therapeutics, Inc. *	52,207	1,764,597
Kinnate Biopharma, Inc. *	64,318	510,685
Kodiak Sciences, Inc. *	133,436	966,077
Kronos Bio, Inc. *	163,333	607,599
Krystal Biotech, Inc. *	81,622	4,805,903
Kura Oncology, Inc. *	266,548	3,507,772
Kymera Therapeutics, Inc. *	140,124	1,999,569
Lexicon Pharmaceuticals, Inc. *	271,052	479,762
Ligand Pharmaceuticals, Inc. *	66,335	5,897,845
Lyell Immunopharma, Inc. *(a)	96,752	400,553
MacroGenics, Inc. *	217,484	754,669
Madrigal Pharmaceuticals, Inc. *	49,399	3,279,600
MannKind Corp. *	1,004,752	4,199,863
Maravai LifeSciences Holdings, Inc., Class A *	434,919	13,547,727
Medpace Holdings, Inc. *	114,621	16,418,312
Mersana Therapeutics, Inc. *	268,579	897,054
MiMedx Group, Inc. *	326,362	1,276,075
Mirati Therapeutics, Inc. *	198,197	7,761,395
Monte Rosa Therapeutics, Inc. *(a)	48,721	377,101
Morphic Holding, Inc. *	104,073	2,439,471
Myovant Sciences Ltd. *	175,988	1,824,996
Myriad Genetics, Inc. *	317,584	6,110,316
NanoString Technologies, Inc. *	183,097	2,863,637
Natera, Inc. *	350,344	12,854,121
Nektar Therapeutics *	734,104	2,554,682
NeoGenomics, Inc. *	491,196	4,135,870
NGM Biopharmaceuticals, Inc. *	148,084	2,049,483
Nkarta, Inc. *(a)	109,317	1,577,444
Nurix Therapeutics, Inc. *	162,801	1,642,662
Nuvation Bio, Inc. *	455,160	1,606,715
Ocugen, Inc. *(a)	785,748	1,862,223
Olema Pharmaceuticals, Inc. *	118,971	340,257
Omeros Corp. *(a)	248,884	617,232
OPKO Health, Inc. *	1,628,999	4,886,997
Organogenesis Holdings, Inc. *	251,739	1,412,256
ORIC Pharmaceuticals, Inc. *	125,608	419,531
Pacific Biosciences of California, Inc. *	882,168	4,966,606
Pacira BioSciences, Inc. *	177,354	11,217,641
Pardes Biosciences, Inc. *(a)	110,968	625,860
Passage Bio, Inc. *	140,211	252,380
Perrigo Co., plc	533,317	21,258,016
Personalis, Inc. *	141,679	561,049
Phathom Pharmaceuticals, Inc. *	62,451	447,774
Phibro Animal Health Corp., Class A	81,168	1,559,237
Pliant Therapeutics, Inc. *	87,322	491,623
PMV Pharmaceuticals, Inc. *	107,685	1,266,376
Poseida Therapeutics, Inc. *	118,927	269,964
Praxis Precision Medicines, Inc. *	142,193	1,180,202
Precigen, Inc. *	379,344	508,321
Precision BioSciences, Inc. *	196,322	329,821
Prelude Therapeutics, Inc. *	50,692	212,906
Prestige Consumer Healthcare, Inc. *	199,745	11,149,766

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prometheus Biosciences, Inc. *	41,844	1,090,455
Protagonist Therapeutics, Inc. *	177,453	1,554,488
Prothena Corp. plc *	143,415	3,905,190
PTC Therapeutics, Inc. *	281,858	8,278,169
Quanterix Corp. *	133,304	2,247,505
Radius Health, Inc. *	188,441	1,192,832
RAPT Therapeutics, Inc. *	77,581	1,141,992
Reata Pharmaceuticals, Inc., Class A *	109,823	3,105,794
Recursion Pharmaceuticals, Inc., Class A *	101,499	621,174
REGENXBIO, Inc. *	150,940	3,175,778
Relay Therapeutics, Inc. *	306,997	4,997,911
Replimune Group, Inc. *	118,961	1,728,503
Revance Therapeutics, Inc. *	264,067	3,612,437
REVOLUTION Medicines, Inc. *	246,128	4,179,253
Rhythm Pharmaceuticals, Inc. *	155,853	536,134
Rocket Pharmaceuticals, Inc. *	178,285	2,112,677
Roivant Sciences Ltd. *(a)	386,447	1,715,825
Rubius Therapeutics, Inc. *	164,925	181,418
Sage Therapeutics, Inc. *	206,843	6,467,981
Sana Biotechnology, Inc. *	327,729	1,681,250
Sangamo Therapeutics, Inc. *	476,336	1,738,626
Scholar Rock Holding Corp. *	106,013	532,185
Science 37 Holdings, Inc. *(a)	203,477	781,352
Seer, Inc. *	139,303	1,237,011
Seres Therapeutics, Inc. *	255,738	792,788
Shattuck Labs, Inc. *	111,959	320,203
Silverback Therapeutics, Inc. *	87,632	305,836
SomaLogic, Inc. *	566,271	3,397,626
Sorrento Therapeutics, Inc. *	1,236,910	2,028,532
Sotera Health Co. *	395,448	8,423,042
SpringWorks Therapeutics, Inc. *	104,431	1,977,923
Stoke Therapeutics, Inc. *	87,271	1,056,852
Supernus Pharmaceuticals, Inc. *	211,468	5,893,613
Syndax Pharmaceuticals, Inc. *	183,363	3,025,490
Tarsus Pharmaceuticals, Inc. *	24,040	330,550
Taysha Gene Therapies, Inc. *	90,737	231,379
TCR2 Therapeutics, Inc. *	135,691	314,803
TG Therapeutics, Inc. *	527,611	2,332,041
Theravance Biopharma, Inc. *	208,517	1,830,779
Travere Therapeutics, Inc. *	204,923	4,776,755
Turning Point Therapeutics, Inc. *	196,926	6,965,273
Twist Bioscience Corp. *	215,122	7,322,753
Tyra Biosciences, Inc. *	42,256	288,608
Ultragenyx Pharmaceutical, Inc. *	271,251	12,721,672
uniQure N.V. *	145,178	2,084,756
United Therapeutics Corp. *	179,383	41,319,080
Vanda Pharmaceuticals, Inc. *	223,739	2,199,354
Vaxart, Inc. *(a)	497,521	1,810,976
Vaxcyte, Inc. *	132,747	3,184,601
VBI Vaccines, Inc. *	952,715	871,734
Ventyx Biosciences, Inc. *(a)	37,781	661,545
Veracyte, Inc. *	282,294	4,962,729
Vericel Corp. *	186,339	5,059,104
Verve Therapeutics, Inc. *	57,358	869,547
Vir Biotechnology, Inc. *	291,529	7,524,364
Vor BioPharma, Inc. *	41,488	174,664
Xencor, Inc. *	232,380	5,189,045
Y-mAbs Therapeutics, Inc. *	135,846	1,689,924
Zentalis Pharmaceuticals, Inc. *	187,568	4,522,264
		869,637,334

Real Estate 7.5%
Acadia Realty Trust	351,871	6,917,784
Agree Realty Corp.	283,875	19,749,184
Alexander & Baldwin, Inc.	288,746	5,890,418
Alexander's, Inc.	8,524	2,064,939
SECURITY	NUMBER OF SHARES	VALUE ($)
American Assets Trust, Inc.	209,578	7,146,610
Apple Hospitality REIT, Inc.	844,849	14,117,427
Armada Hoffler Properties, Inc.	268,594	3,701,225
Brandywine Realty Trust	680,777	7,590,664
Brixmor Property Group, Inc.	1,186,100	28,917,118
Broadstone Net Lease, Inc.	641,549	13,568,761
CareTrust REIT, Inc.	386,358	7,159,214
Centerspace	59,521	4,939,053
Chatham Lodging Trust *	193,004	2,458,871
City Office REIT, Inc.	172,211	2,400,621
Community Healthcare Trust, Inc.	93,940	3,539,659
CoreCivic, Inc. *	479,252	6,167,973
Corporate Office Properties Trust	447,581	12,371,139
Cousins Properties, Inc.	592,587	20,473,881
Cushman & Wakefield plc *	596,126	11,129,672
DiamondRock Hospitality Co. *	841,541	8,659,457
DigitalBridge Group, Inc. *	2,042,264	12,294,429
Diversified Healthcare Trust	945,186	2,145,572
Doma Holdings, Inc. *	686,959	1,305,222
Douglas Emmett, Inc.	699,235	19,767,373
Easterly Government Properties, Inc.	342,857	6,730,283
EastGroup Properties, Inc.	162,137	26,193,232
Empire State Realty Trust, Inc., Class A	564,202	4,513,616
EPR Properties	297,625	15,250,305
Equity Commonwealth *	450,218	12,268,440
Essential Properties Realty Trust, Inc.	484,141	11,077,146
eXp World Holdings, Inc.	265,269	3,705,808
First Industrial Realty Trust, Inc.	518,956	27,582,511
Forestar Group, Inc. *	71,125	1,179,252
Four Corners Property Trust, Inc.	307,408	8,475,239
Franklin Street Properties Corp.	374,978	1,694,901
FRP Holdings, Inc. *	25,623	1,537,892
Getty Realty Corp.	157,755	4,407,675
Gladstone Commercial Corp.	148,921	3,021,607
Global Medical REIT, Inc.	241,445	3,138,785
Global Net Lease, Inc.	412,839	5,973,780
Healthcare Realty Trust, Inc.	588,518	17,108,218
Highwoods Properties, Inc.	418,413	16,439,447
Hudson Pacific Properties, Inc.	608,358	12,112,408
Independence Realty Trust, Inc.	878,343	20,649,844
Industrial Logistics Properties Trust	261,644	3,992,687
Innovative Industrial Properties, Inc.	108,580	14,446,569
InvenTrust Properties Corp.	268,356	7,954,072
iStar, Inc.	277,093	4,821,418
JBG SMITH Properties	455,265	11,750,390
Kennedy-Wilson Holdings, Inc.	482,639	10,164,377
Kite Realty Group Trust	873,306	18,304,494
Life Storage, Inc.	326,583	38,131,831
LTC Properties, Inc.	156,923	6,079,197
LXP Industrial Trust	1,128,593	13,046,535
Marcus & Millichap, Inc.	99,916	4,184,482
National Health Investors, Inc.	182,990	10,823,858
National Storage Affiliates Trust	326,374	17,118,316
Newmark Group, Inc., Class A	653,168	7,230,570
NexPoint Residential Trust, Inc.	90,532	6,652,291
Offerpad Solutions, Inc. *(a)	281,898	1,279,817
Office Properties Income Trust	194,063	4,135,483
One Liberty Properties, Inc.	64,139	1,759,333
Orion Office REIT, Inc.	226,814	3,023,431
Outfront Media, Inc.	579,147	11,947,803
Paramount Group, Inc.	653,672	5,922,268
Park Hotels & Resorts, Inc.	943,626	17,041,886
Pebblebrook Hotel Trust	523,290	11,779,258
Physicians Realty Trust	877,740	16,282,077
Piedmont Office Realty Trust, Inc., Class A	493,564	7,275,133
PotlatchDeltic Corp.	275,158	14,434,789

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Preferred Apartment Communities, Inc.	210,967	5,261,517
PS Business Parks, Inc.	80,195	15,046,988
Rayonier, Inc.	579,203	23,874,748
RE/MAX Holdings, Inc., Class A	74,741	1,816,206
Realogy Holdings Corp. *	463,934	5,743,503
Redfin Corp. *	422,502	4,140,520
Retail Opportunity Investments Corp.	484,881	8,761,800
Rexford Industrial Realty, Inc.	638,514	40,781,889
RLJ Lodging Trust	663,530	8,911,208
RPT Realty	336,005	4,089,181
Ryman Hospitality Properties, Inc. *	219,221	19,574,243
Sabra Health Care REIT, Inc.	910,938	12,789,570
Safehold, Inc.	55,818	2,503,437
Saul Centers, Inc.	51,888	2,545,625
Seritage Growth Properties, Class A *	143,474	1,152,096
Service Properties Trust	661,084	4,184,662
SITE Centers Corp.	715,926	11,254,357
SL Green Realty Corp.	255,739	15,796,998
Spirit Realty Capital, Inc.	508,950	21,370,810
STAG Industrial, Inc.	701,605	23,363,446
Summit Hotel Properties, Inc. *	424,563	3,710,681
Sunstone Hotel Investors, Inc. *	871,998	10,437,816
Tanger Factory Outlet Centers, Inc.	415,255	7,271,115
Tejon Ranch Co. *	98,515	1,673,770
Terreno Realty Corp.	300,410	18,237,891
The GEO Group, Inc. *	489,842	3,482,777
The Howard Hughes Corp. *	164,492	13,838,712
The Macerich Co.	849,111	9,977,054
The Necessity Retail REIT, Inc.	492,862	3,933,039
The RMR Group, Inc., Class A	62,294	1,870,066
The St. Joe Co.	131,274	6,628,024
UMH Properties, Inc.	182,224	3,587,991
Uniti Group, Inc.	940,602	10,666,427
Universal Health Realty Income Trust	50,778	2,725,255
Urban Edge Properties	439,044	8,275,979
Urstadt Biddle Properties, Inc.	7,880	127,416
Urstadt Biddle Properties, Inc., Class A	119,122	2,096,547
Veris Residential, Inc. *	319,365	5,138,583
Washington Real Estate Investment Trust	336,486	8,173,245
WeWork, Inc., Class A *(a)	833,619	6,077,083
Xenia Hotels & Resorts, Inc. *	454,674	8,361,455
		1,066,372,750

Retailing 3.3%
1-800-Flowers.com, Inc., Class A *	104,974	1,024,546
Abercrombie & Fitch Co., Class A *	224,634	4,591,519
Academy Sports & Outdoors, Inc.	349,000	11,694,990
American Eagle Outfitters, Inc.	610,376	7,391,653
America's Car-Mart, Inc. *	24,113	2,613,849
Arko Corp.	260,882	2,355,764
Asbury Automotive Group, Inc. *	92,135	16,690,255
AutoNation, Inc. *	159,335	19,050,093
BARK, Inc. *(a)	326,988	817,470
Bed Bath & Beyond, Inc. *	384,889	3,329,290
Big Lots, Inc.	121,952	2,986,604
Blink Charging Co. *(a)	143,621	2,287,883
Boot Barn Holdings, Inc. *	118,460	9,559,722
Boxed, Inc. *(a)	194,931	1,422,996
Caleres, Inc.	151,052	4,298,940
Camping World Holdings, Inc., Class A (a)	164,582	4,465,110
CarParts.com, Inc. *	183,521	1,389,254
Chewy, Inc., Class A *	352,695	8,746,836
Chico's FAS, Inc. *	489,194	2,421,510
Conn's, Inc. *	76,291	1,007,041
SECURITY	NUMBER OF SHARES	VALUE ($)
ContextLogic, Inc., Class A *(a)	1,338,218	2,355,264
Designer Brands, Inc., Class A	245,326	3,809,913
Dick's Sporting Goods, Inc.	250,861	20,377,439
Dillard's, Inc., Class A	15,964	4,812,827
Enjoy Technology, Inc. *	121,896	34,216
Foot Locker, Inc.	347,369	11,456,230
Funko, Inc., Class A *	105,979	2,158,792
Genesco, Inc. *	55,011	3,097,669
Group 1 Automotive, Inc.	68,549	12,310,715
Groupon, Inc. *	82,456	1,273,945
GrowGeneration Corp. *	212,575	1,094,761
Guess?, Inc. (a)	155,674	3,247,360
Haverty Furniture Cos., Inc.	60,152	1,699,896
Hibbett, Inc.	51,030	2,589,773
Kohl's Corp.	554,739	22,367,076
Lands' End, Inc. *	50,176	582,042
Leslie's, Inc. *	545,337	10,590,445
Liquidity Services, Inc. *	106,044	1,437,957
Lithia Motors, Inc.	120,620	36,725,171
LL Flooring Holdings, Inc. *	116,455	1,398,625
Macy's, Inc.	1,192,740	28,208,301
MarineMax, Inc. *	87,252	3,613,105
Monro, Inc.	133,417	6,326,634
Murphy USA, Inc.	91,367	22,761,347
National Vision Holdings, Inc. *	329,357	9,268,106
Nordstrom, Inc.	444,160	11,739,149
Ollie's Bargain Outlet Holdings, Inc. *	233,855	10,984,169
Overstock.com, Inc. *	171,420	5,312,306
Party City Holdco, Inc. *	446,635	643,154
Penske Automotive Group, Inc.	121,544	13,994,576
Petco Health & Wellness Co., Inc. *	324,411	5,177,600
PetMed Express, Inc.	83,167	1,832,169
Porch Group, Inc. *	304,997	1,256,588
Quotient Technology, Inc. *	350,788	1,466,294
Qurate Retail, Inc., Class A	1,422,735	5,136,073
Qurate Retail, Inc., Class B	4,939	22,719
Rent the Runway, Inc., Class A *(a)	73,685	319,056
Rent-A-Center, Inc.	240,694	6,628,713
Revolve Group, Inc. *	157,175	4,617,801
Sally Beauty Holdings, Inc. *	437,955	6,639,398
Shift Technologies, Inc. *(a)	251,280	261,331
Shoe Carnival, Inc.	68,889	1,877,914
Shutterstock, Inc.	92,824	5,588,005
Signet Jewelers Ltd.	209,893	12,509,623
Sleep Number Corp. *	90,583	4,160,477
Sonic Automotive, Inc., Class A	82,750	3,774,227
Sportsman's Warehouse Holdings, Inc. *	172,715	1,633,884
Stitch Fix, Inc., Class A *	334,075	2,829,615
The Aaron's Co., Inc.	124,309	2,431,484
The Buckle, Inc.	117,329	3,855,431
The Children's Place, Inc. *	54,843	2,603,946
The Container Store Group, Inc. *	132,916	1,023,453
The ODP Corp. *	182,399	6,965,818
The RealReal, Inc. *	320,401	1,050,915
Torrid Holdings, Inc. *(a)	43,873	255,780
Urban Outfitters, Inc. *	260,918	5,492,324
Victoria's Secret & Co. *	289,800	11,942,658
Vivid Seats, Inc., Class A (a)	87,959	803,066
Volta, Inc. *(a)	478,288	1,176,588
Vroom, Inc. *(a)	502,219	718,173
Warby Parker, Inc., Class A *(a)	40,455	686,926
Winmark Corp.	12,390	2,450,742
Xometry, Inc., Class A *(a)	28,151	957,416
Zumiez, Inc. *	77,345	2,537,689
		475,100,184

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Inc., Class A *	146,651	2,223,229
Advanced Energy Industries, Inc.	150,092	12,226,494
Allegro MicroSystems, Inc. *	219,645	5,655,859
Ambarella, Inc. *	147,235	12,547,367
Amkor Technology, Inc.	398,629	8,147,977
Axcelis Technologies, Inc. *	132,857	8,245,105
Azenta, Inc.	298,321	22,863,321
CEVA, Inc. *	92,002	3,318,512
Cirrus Logic, Inc. *	227,999	18,591,038
CMC Materials, Inc.	113,889	20,151,520
Cohu, Inc. *	193,976	5,902,690
Credo Technology Group Holding Ltd. *	79,117	809,367
Diodes, Inc. *	179,511	13,824,142
FormFactor, Inc. *	311,824	12,803,493
Ichor Holdings Ltd. *	113,732	3,439,256
Impinj, Inc. *	75,202	3,520,206
Kulicke & Soffa Industries, Inc.	248,488	13,460,595
Lattice Semiconductor Corp. *	545,219	28,362,292
MACOM Technology Solutions Holdings, Inc. *	194,234	10,587,695
MaxLinear, Inc. *	281,727	11,153,572
MKS Instruments, Inc.	221,094	27,305,109
Navitas Semiconductor Corp. *	297,820	2,370,647
Onto Innovation, Inc. *	196,160	15,767,341
PDF Solutions, Inc. *	119,619	2,858,894
Photronics, Inc. *	246,209	5,352,584
Power Integrations, Inc.	235,637	19,883,050
Rambus, Inc. *	436,117	10,946,537
Semtech Corp. *	256,428	16,434,471
Silicon Laboratories, Inc. *	152,181	22,699,318
SiTime Corp. *	59,748	12,726,324
SkyWater Technology, Inc. *(a)	28,029	186,953
SMART Global Holdings, Inc. *	186,635	4,600,553
SunPower Corp. *	330,928	5,847,498
Synaptics, Inc. *	157,320	23,302,238
Ultra Clean Holdings, Inc. *	178,367	5,985,997
Veeco Instruments, Inc. *	201,651	4,321,381
Wolfspeed, Inc. *	492,466	37,048,217
		435,470,842

Software & Services 7.0%
2U, Inc. *	303,778	2,831,211
8x8, Inc. *	474,892	3,442,967
A10 Networks, Inc.	238,663	3,677,797
ACI Worldwide, Inc. *	467,864	12,463,897
Agilysys, Inc. *	78,167	3,194,685
Alarm.com Holdings, Inc. *	183,532	11,604,728
Altair Engineering, Inc., Class A *	202,435	11,125,828
Alteryx, Inc., Class A *	238,152	13,253,159
Amplitude, Inc., Class A *	89,314	1,682,676
Appfolio, Inc., Class A *	76,401	7,653,852
Appian Corp. *	157,801	7,538,154
Asana, Inc., Class A *	331,183	7,199,918
Avaya Holdings Corp. *	337,132	1,244,017
AvePoint, Inc. *	350,146	2,048,354
AvidXchange Holdings, Inc. *	100,320	880,810
BigCommerce Holdings, Inc. *	240,097	4,448,997
Blackbaud, Inc. *	178,127	11,337,784
Blackline, Inc. *	212,509	15,559,909
Blend Labs, Inc., Class A *(a)	82,813	279,908
Box, Inc., Class A *	590,564	15,419,626
Braze, Inc., Class A *(a)	39,463	1,319,643
Bread Financial Holdings, Inc.	198,597	10,942,695
BTRS Holdings, Inc., Class A *	302,029	1,501,084
C3.ai, Inc., Class A *	284,850	5,389,362
SECURITY	NUMBER OF SHARES	VALUE ($)
CACI International, Inc., Class A *	92,884	26,041,887
Cantaloupe, Inc. *	230,865	1,209,733
Cass Information Systems, Inc.	46,355	1,581,633
CCC Intelligent Solutions Holdings, Inc. *	238,617	2,135,622
CDK Global, Inc.	465,386	25,344,922
Cerence, Inc. *	156,222	4,961,611
ChannelAdvisor Corp. *	119,053	1,625,073
Cipher Mining, Inc. *	165,157	401,332
Clear Secure, Inc., Class A *	53,172	1,459,040
Clearwater Analytics Holdings, Inc., Class A *	133,630	1,885,519
CommVault Systems, Inc. *	177,641	10,837,877
Conduent, Inc. *	646,366	3,425,740
Confluent, Inc., Class A *	243,073	5,136,132
Consensus Cloud Solutions, Inc. *	63,058	3,028,676
Core Scientific, Inc. *(a)	907,065	3,201,939
Couchbase, Inc. *	35,093	497,619
CS Disco, Inc. *	50,258	1,251,927
CSG Systems International, Inc.	129,212	8,035,694
Cvent Holding Corp. *	265,710	1,416,234
Cyxtera Technologies, Inc. *(a)	140,913	2,088,331
Datto Holding Corp. *	104,192	3,658,181
Dave, Inc. *(a)	664,046	1,520,665
Digital Turbine, Inc. *	352,224	8,957,056
DigitalOcean Holdings, Inc. *	69,937	3,416,422
Domo, Inc., Class B *	116,402	3,710,896
Dropbox, Inc., Class A *	1,124,960	23,444,166
Duck Creek Technologies, Inc. *	300,259	5,575,810
E2open Parent Holdings, Inc. *	709,622	5,733,746
Ebix, Inc.	94,770	2,762,545
Embark Technology, Inc. *(a)	796,445	1,178,739
Enfusion, Inc., Class A *(a)	77,132	844,595
Envestnet, Inc. *	217,882	14,515,299
Everbridge, Inc. *	156,678	6,472,368
EverCommerce, Inc. *(a)	76,697	729,388
EVERTEC, Inc.	237,344	9,004,831
Evo Payments, Inc., Class A *	188,945	4,355,182
ExlService Holdings, Inc. *	132,532	18,844,725
Expensify, Inc., Class A *(a)	37,298	788,480
Fastly, Inc., Class A *	427,331	5,576,670
Flywire Corp. *	43,331	836,722
Freshworks, Inc., Class A *(a)	138,831	2,187,977
Gitlab, Inc., Class A *	44,948	1,750,275
Grid Dynamics Holdings, Inc. *	182,645	3,289,436
HashiCorp, Inc., Class A *(a)	61,607	2,157,477
Informatica, Inc., Class A *	122,297	2,494,859
Intapp, Inc. *	44,324	881,161
International Money Express, Inc. *	132,361	2,729,284
IronNet, Inc. *	131,773	433,533
Jamf Holding Corp. *	218,063	5,612,942
Kaltura, Inc. *(a)	59,321	107,371
KBR, Inc.	558,842	27,807,978
Kyndryl Holdings, Inc. *	715,537	8,829,727
Latch, Inc. *(a)	356,733	784,813
LivePerson, Inc. *	268,368	4,503,215
LiveRamp Holdings, Inc. *	272,044	6,964,326
Mandiant, Inc. *	956,921	21,100,108
Manhattan Associates, Inc. *	251,601	30,426,109
ManTech International Corp., Class A	109,983	10,519,874
Marathon Digital Holdings, Inc. *(a)	407,415	4,167,855
Marqeta, Inc., Class A *	926,873	9,704,360
Matterport, Inc. *(a)	738,992	4,057,066
Maximus, Inc.	246,772	16,013,035
MeridianLink, Inc. *	54,560	972,805
MicroStrategy, Inc., Class A *(a)	37,171	9,838,792
Model N, Inc. *	132,122	3,324,190
Momentive Global, Inc. *	519,749	6,330,543
MoneyGram International, Inc. *	366,205	3,691,346

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
N-Able, Inc. *	273,172	2,731,720
nCino, Inc. *	227,782	7,441,638
New Relic, Inc. *	237,583	11,133,139
NextNav, Inc. *(a)	79,497	271,085
Nutanix, Inc., Class A *	854,314	13,839,887
ON24, Inc. *	35,125	426,417
OneSpan, Inc. *	138,092	1,826,957
Pagerduty, Inc. *	304,332	7,501,784
Paya Holdings, Inc. *	340,391	2,004,903
Paycor HCM, Inc. *	125,557	3,078,658
Payoneer Global, Inc. *	772,983	3,872,645
Perficient, Inc. *	131,177	12,843,540
Ping Identity Holding Corp. *	238,755	4,512,469
Progress Software Corp.	175,631	8,484,734
PROS Holdings, Inc. *	160,349	4,375,924
Q2 Holdings, Inc. *	226,530	11,944,927
Qualtrics International, Inc., Class A *	380,634	5,405,003
Qualys, Inc. *	133,033	17,384,752
Rackspace Technology, Inc. *	251,693	2,323,126
Rapid7, Inc. *	227,912	16,152,123
Repay Holdings Corp. *	297,046	3,698,223
Riot Blockchain, Inc. *(a)	398,941	2,868,386
Sabre Corp. *	1,288,227	9,674,585
Sailpoint Technologies Holdings, Inc. *	371,738	23,583,059
Samsara, Inc., Class A *(a)	152,060	1,710,675
Science Applications International Corp.	226,789	19,630,856
SentinelOne, Inc., Class A *	536,046	12,752,534
Shift4 Payments, Inc., Class A *	205,305	9,372,173
Smartsheet, Inc., Class A *	505,076	18,005,959
SolarWinds Corp.	176,690	2,056,672
Sprout Social, Inc., Class A *	181,781	9,258,106
SPS Commerce, Inc. *	143,379	15,347,288
Squarespace, Inc., Class A *	112,969	2,326,032
Sumo Logic, Inc. *	354,501	2,875,003
Switch, Inc., Class A	526,098	17,755,807
Telos Corp. *	212,522	2,046,587
Tenable Holdings, Inc. *	368,673	18,544,252
Teradata Corp. *	431,967	16,600,492
Toast, Inc., Class A *	294,865	4,788,608
TTEC Holdings, Inc.	72,699	4,902,821
Tucows, Inc., Class A *(a)	37,256	1,803,936
Unisys Corp. *	268,808	3,206,879
Upland Software, Inc. *	104,484	1,377,099
Varonis Systems, Inc. *	427,881	14,150,025
Verint Systems, Inc. *	262,052	13,375,134
Verra Mobility Corp. *	508,502	8,110,607
Workiva, Inc. *	179,611	13,113,399
Xperi Holding Corp.	415,733	6,842,965
Yext, Inc. *	461,365	2,343,734
Ziff Davis, Inc. *	192,226	14,674,533
Zuora, Inc., Class A *	470,471	4,770,576
		993,336,981

Technology Hardware & Equipment 4.0%
3D Systems Corp. *	510,287	5,516,202
908 Devices, Inc. *	66,173	921,128
ADTRAN, Inc.	196,626	3,643,480
Aeva Technologies, Inc. *(a)	370,646	1,204,599
AEye, Inc. *(a)	421,345	2,469,082
Avid Technology, Inc. *	142,195	4,164,891
Avnet, Inc.	394,409	19,109,116
Badger Meter, Inc.	116,702	9,235,796
Belden, Inc.	179,164	10,316,263
Benchmark Electronics, Inc.	140,620	3,584,404
Calix, Inc. *	218,169	8,059,163
Casa Systems, Inc. *	139,921	615,652
SECURITY	NUMBER OF SHARES	VALUE ($)
Cepton, Inc. *(a)	95,739	223,072
Coherent, Inc. *	98,706	26,745,378
CommScope Holding Co., Inc. *	817,609	6,140,244
Comtech Telecommunications Corp.	104,166	1,303,117
Corsair Gaming, Inc. *(a)	130,887	2,100,736
CTS Corp.	128,490	5,225,688
Diebold Nixdorf, Inc. *	290,796	904,376
Dolby Laboratories, Inc., Class A	262,095	20,343,814
EchoStar Corp., Class A *	154,941	3,723,232
ePlus, Inc. *	107,011	6,071,804
Evolv Technologies Holdings, Inc. *(a)	215,197	626,223
Extreme Networks, Inc. *	514,982	5,108,621
Fabrinet *	147,392	12,803,943
FARO Technologies, Inc. *	72,727	2,343,264
Harmonic, Inc. *	409,643	3,944,862
II-VI, Inc. *	423,820	26,488,750
Infinera Corp. *	840,448	4,815,767
Inseego Corp. *(a)	308,819	636,167
Insight Enterprises, Inc. *	138,889	13,725,011
InterDigital, Inc.	121,990	7,964,727
IonQ, Inc. *(a)	451,185	2,594,314
Itron, Inc. *	180,687	9,325,256
Kimball Electronics, Inc. *	99,593	1,893,263
Knowles Corp. *	365,140	7,017,991
Littelfuse, Inc.	98,113	26,510,133
Lumentum Holdings, Inc. *	287,759	24,770,295
Methode Electronics, Inc.	148,271	6,679,608
MicroVision, Inc. *(a)	659,366	2,373,718
Mirion Technologies, Inc. *	414,815	3,318,520
Napco Security Technologies, Inc. *	114,816	2,251,542
National Instruments Corp.	524,944	18,541,022
NCR Corp. *	525,591	18,232,752
NETGEAR, Inc. *	115,499	2,200,256
NetScout Systems, Inc. *	294,371	10,105,756
nLight, Inc. *	174,168	2,137,041
Novanta, Inc. *	141,700	17,423,432
OSI Systems, Inc. *	65,697	5,513,292
Ouster, Inc. *(a)	290,893	639,965
PAR Technology Corp. *	102,200	3,840,676
PC Connection, Inc.	44,006	1,967,508
Plantronics, Inc. *	170,521	6,732,169
Plexus Corp. *	111,810	9,481,488
Pure Storage, Inc., Class A *	1,085,879	25,767,909
Ribbon Communications, Inc. *	474,960	1,344,137
Rogers Corp. *	74,688	19,820,701
Sanmina Corp. *	253,286	11,116,722
ScanSource, Inc. *	101,639	3,937,495
SmartRent, Inc. *(a)	358,486	2,154,501
Super Micro Computer, Inc. *	177,049	8,863,073
TD SYNNEX Corp.	165,249	17,161,109
TTM Technologies, Inc. *	415,400	5,936,066
Velodyne Lidar, Inc. *	389,872	658,884
ViaSat, Inc. *	296,040	11,690,620
Viavi Solutions, Inc. *	915,319	13,244,666
Vishay Intertechnology, Inc.	529,244	10,817,747
Vontier Corp.	673,058	18,051,416
Xerox Holdings Corp.	488,757	9,198,407
		563,392,022

Telecommunication Services 0.8%
Anterix, Inc. *	72,730	3,112,117
ATN International, Inc.	43,751	1,928,982
Bandwidth, Inc., Class A *	93,506	1,967,366
Cogent Communications Holdings, Inc.	168,705	10,188,095
Consolidated Communications Holdings, Inc. *	283,930	1,879,617

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Communications Parent, Inc. *	828,050	21,471,336
Globalstar, Inc. *	2,651,390	3,711,946
Gogo, Inc. *	267,351	5,416,531
IDT Corp., Class B *	68,719	1,893,896
Iridium Communications, Inc. *	527,113	19,561,163
Liberty Latin America Ltd., Class A *	163,911	1,558,794
Liberty Latin America Ltd., Class C *	621,336	5,908,905
Radius Global Infrastructure, Inc., Class A *	283,137	4,218,741
Shenandoah Telecommunications Co.	198,934	4,567,525
Telephone and Data Systems, Inc.	392,902	6,966,152
United States Cellular Corp. *	59,898	1,839,468
Vonage Holdings Corp. *	1,005,932	19,484,903
		115,675,537

Transportation 2.1%
Air Transport Services Group, Inc. *	230,344	6,960,996
Allegiant Travel Co. *	60,709	9,072,960
ArcBest Corp.	99,163	7,499,698
Atlas Air Worldwide Holdings, Inc. *	107,375	7,485,111
Avis Budget Group, Inc. *	159,684	30,384,671
Bird Global, Inc., Class A *(a)	565,280	428,086
Daseke, Inc. *	236,423	1,787,358
Forward Air Corp.	107,514	10,019,230
Frontier Group Holdings, Inc. *	120,351	1,293,773
GXO Logistics, Inc. *	405,416	22,001,926
Hawaiian Holdings, Inc. *	205,410	3,646,027
Heartland Express, Inc.	186,733	2,666,547
Hub Group, Inc., Class A *	135,317	9,875,435
JetBlue Airways Corp. *	1,265,527	13,591,760
Joby Aviation, Inc. *(a)	1,055,507	6,227,491
Kirby Corp. *	239,362	16,164,116
Knight-Swift Transportation Holdings, Inc.	660,821	32,142,333
Landstar System, Inc.	150,232	22,749,632
Marten Transport Ltd.	238,811	4,193,521
Matson, Inc.	167,526	15,057,237
Ryder System, Inc.	213,854	17,112,597
Saia, Inc. *	104,897	20,726,598
Schneider National, Inc., Class B	140,322	3,387,373
SkyWest, Inc. *	200,527	5,406,208
Spirit Airlines, Inc. *	433,125	9,073,969
Sun Country Airlines Holdings, Inc. *	123,824	2,928,438
TuSimple Holdings, Inc., Class A *	134,233	1,102,053
Universal Logistics Holdings, Inc.	29,356	818,739
Werner Enterprises, Inc.	238,852	9,690,226
Wheels Up Experience, Inc. *	697,822	1,765,490
		295,259,599

Utilities 2.8%
ALLETE, Inc.	222,205	13,781,154
Altus Power, Inc. *(a)	158,750	1,074,738
American States Water Co.	146,991	11,649,037
Avista Corp.	281,647	12,234,746
Black Hills Corp.	254,173	19,484,902
California Water Service Group	209,518	11,244,831
Chesapeake Utilities Corp.	70,028	9,353,640
Clearway Energy, Inc., Class A	137,238	4,468,469
Clearway Energy, Inc., Class C	326,404	11,440,460
SECURITY	NUMBER OF SHARES	VALUE ($)
Hawaiian Electric Industries, Inc.	435,614	18,805,456
IDACORP, Inc.	201,268	21,942,237
MDU Resources Group, Inc.	809,709	22,169,832
MGE Energy, Inc.	144,130	11,439,598
Middlesex Water Co.	69,677	5,924,635
Montauk Renewables, Inc. *	252,196	3,260,894
National Fuel Gas Co.	364,454	26,798,303
New Jersey Resources Corp.	382,778	17,577,166
Northwest Natural Holding Co.	122,344	6,642,056
NorthWestern Corp.	215,488	13,202,950
ONE Gas, Inc.	213,516	18,580,162
Ormat Technologies, Inc.	178,494	14,986,356
Otter Tail Corp.	165,725	10,836,758
PNM Resources, Inc.	342,037	16,257,019
Portland General Electric Co.	356,337	17,549,597
SJW Group	109,191	6,753,463
South Jersey Industries, Inc.	448,337	15,624,545
Southwest Gas Holdings, Inc.	262,401	24,437,405
Spire, Inc.	206,198	16,145,303
Sunnova Energy International, Inc. *	372,517	7,450,340
The York Water Co.	51,800	2,122,764
Unitil Corp.	63,345	3,661,975
		396,900,791
Total Common Stocks (Cost $13,438,346,254)		14,199,605,441

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (b)	23,402,939	23,402,939
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (b)(c)	196,378,955	196,378,955
		219,781,894
Total Short-Term Investments (Cost $219,781,894)		219,781,894
Total Investments in Securities (Cost $13,658,128,148)		14,419,387,335

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/17/22	208	19,363,760	244,782

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $188,203,704.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$14,199,605,441	$—	$—	$14,199,605,441
Short-Term Investments[1]	219,781,894	—	—	219,781,894
Futures Contracts[2]	244,782	—	—	244,782
Total	$14,419,632,117	$—	$—	$14,419,632,117

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Banks 8.5%
1st Source Corp.	203,770	9,581,265
Bank of Hawaii Corp.	485,074	38,553,682
Bank OZK	1,446,513	59,986,894
Banner Corp.	408,668	23,747,697
Cathay General Bancorp	926,286	38,079,617
City Holding Co.	180,385	14,807,805
Comerica, Inc.	1,569,313	130,582,535
CVB Financial Corp.	1,521,157	37,694,270
Federal Agricultural Mortgage Corp., Class C	109,739	11,523,692
Fifth Third Bancorp	8,179,191	322,505,501
First Commonwealth Financial Corp.	1,133,959	15,886,766
First Horizon Corp.	6,469,289	147,693,868
Heritage Financial Corp.	419,485	10,948,559
Huntington Bancshares, Inc.	17,304,253	240,183,032
International Bancshares Corp.	635,207	26,634,230
KeyCorp	11,139,369	222,341,805
M&T Bank Corp.	1,539,227	277,014,683
Northwest Bancshares, Inc.	1,511,582	19,484,292
Premier Financial Corp.	441,605	11,998,408
Radian Group, Inc.	2,147,606	46,195,005
Regions Financial Corp.	11,403,659	251,906,827
S&T Bancorp, Inc.	469,907	13,819,965
Stock Yards Bancorp, Inc.	292,009	17,228,531
Synovus Financial Corp.	1,739,011	74,168,819
U.S. Bancorp	16,138,890	856,490,892
Webster Financial Corp.	2,150,062	105,546,544
Zions Bancorp NA	1,870,304	106,682,140
		3,131,287,324

Capital Goods 11.0%
3M Co.	6,892,281	1,028,948,631
Cummins, Inc.	1,710,685	357,738,447
Fastenal Co.	6,878,308	368,402,176
Illinois Tool Works, Inc.	3,416,081	710,783,974
Lockheed Martin Corp.	2,935,610	1,291,991,317
MSC Industrial Direct Co., Inc., Class A	560,766	47,625,856
Snap-on, Inc.	642,678	142,597,395
Watsco, Inc.	394,878	100,942,663
		4,049,030,459

Commercial & Professional Services 0.2%
HNI Corp.	519,931	19,824,969
Insperity, Inc.	428,264	42,856,378
McGrath RentCorp	291,176	23,937,579
		86,618,926

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 1.0%
Ethan Allen Interiors, Inc.	262,184	6,098,400
Hasbro, Inc.	1,549,574	139,074,267
Leggett & Platt, Inc.	1,596,535	62,536,276
Sturm Ruger & Co., Inc.	209,888	14,249,296
Whirlpool Corp.	726,877	133,919,818
		355,878,057

Consumer Services 0.2%
H&R Block, Inc.	2,101,796	74,067,291

Diversified Financials 5.8%
BlackRock, Inc.	1,707,922	1,142,736,452
Cohen & Steers, Inc.	299,637	22,835,336
Evercore, Inc., Class A	467,311	53,366,916
Federated Hermes, Inc.	1,156,876	39,299,078
Franklin Resources, Inc.	3,357,650	90,925,162
Janus Henderson Group plc	2,040,938	57,370,767
Jefferies Financial Group, Inc.	2,349,105	77,567,447
Lazard Ltd., Class A	1,347,164	47,501,003
Northern Trust Corp.	2,483,782	277,562,638
T. Rowe Price Group, Inc.	2,688,238	341,648,167
		2,150,812,966

Energy 5.3%
EOG Resources, Inc.	6,997,821	958,421,564
ONEOK, Inc.	5,333,494	351,210,580
Valero Energy Corp.	4,889,784	633,716,006
		1,943,348,150

Food, Beverage & Tobacco 13.2%
Altria Group, Inc.	21,970,998	1,188,411,282
Flowers Foods, Inc.	2,378,046	65,634,070
Kellogg Co.	3,060,227	213,420,231
PepsiCo, Inc.	9,069,009	1,521,326,260
The Coca-Cola Co.	24,210,790	1,534,479,870
Tyson Foods, Inc., Class A	3,526,032	315,967,727
		4,839,239,440

Household & Personal Products 1.5%
Kimberly-Clark Corp.	4,027,419	535,727,275

Insurance 5.6%
Cincinnati Financial Corp.	1,792,524	229,192,119
Employers Holdings, Inc.	333,559	13,812,678
Fidelity National Financial, Inc.	3,404,546	144,012,296
First American Financial Corp.	1,311,587	79,469,056
Mercury General Corp.	316,822	15,508,437
Principal Financial Group, Inc.	2,948,604	215,041,690

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prudential Financial, Inc.	4,521,226	480,380,263
Safety Insurance Group, Inc.	169,905	15,777,378
The Allstate Corp.	3,428,912	468,697,981
The Hartford Financial Services Group, Inc.	4,070,960	295,185,310
Unum Group	2,443,732	89,074,031
		2,046,151,239

Materials 4.0%
Amcor plc	18,337,037	240,215,185
International Paper Co.	4,631,853	224,413,278
LyondellBasell Industries N.V., Class A	3,144,360	359,243,130
Newmont Corp.	9,537,505	647,119,714
		1,470,991,307

Media & Entertainment 1.6%
Omnicom Group, Inc.	2,542,501	189,696,000
Paramount Global, Class B	7,256,661	249,121,172
The Interpublic Group of Cos., Inc.	4,711,252	151,843,652
		590,660,824

Pharmaceuticals, Biotechnology & Life Sciences 13.1%
Amgen, Inc.	6,167,291	1,583,390,291
Merck & Co., Inc.	18,350,519	1,688,798,264
Pfizer, Inc.	29,282,096	1,553,122,372
		4,825,310,927

Retailing 5.0%
American Eagle Outfitters, Inc.	1,830,021	22,161,554
Best Buy Co., Inc.	2,647,910	217,287,495
Genuine Parts Co.	1,703,592	232,932,134
PetMed Express, Inc.	249,164	5,489,083
The Buckle, Inc.	350,117	11,504,845
The Home Depot, Inc.	4,500,304	1,362,467,036
		1,851,842,147

Semiconductors & Semiconductor Equipment 7.8%
Broadcom, Inc.	2,390,985	1,387,082,128
Texas Instruments, Inc.	8,277,165	1,463,071,685
		2,850,153,813

Software & Services 8.6%
Automatic Data Processing, Inc.	5,039,814	1,123,576,133
International Business Machines Corp.	10,725,971	1,489,193,814
SECURITY	NUMBER OF SHARES	VALUE ($)
Paychex, Inc.	3,838,294	475,295,946
The Western Union Co.	4,803,615	87,137,576
		3,175,203,469

Technology Hardware & Equipment 3.1%
Cisco Systems, Inc.	25,527,516	1,150,014,596

Telecommunication Services 3.8%
Verizon Communications, Inc.	26,893,430	1,379,364,025

Utilities 0.4%
NRG Energy, Inc.	2,927,990	134,804,660
Total Common Stocks (Cost $33,087,285,159)		36,640,506,895

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (a)	12,703,461	12,703,461
Total Short-Term Investments (Cost $12,703,461)		12,703,461
Total Investments in Securities (Cost $33,099,988,620)		36,653,210,356

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones Industrial Average, e-mini, expires 06/17/22	509	83,911,195	2,274,082
S&P 400 Mid-Cap Index, e-mini, expires 06/17/22	83	20,859,560	820,628
Net Unrealized Appreciation			3,094,710

(a)	The rate shown is the 7-day yield.

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$36,640,506,895	$—	$—	$36,640,506,895
Short-Term Investments[1]	12,703,461	—	—	12,703,461
Futures Contracts[2]	3,094,710	—	—	3,094,710
Total	$36,656,305,066	$—	$—	$36,656,305,066

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89948MAY22